UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21829

BBH TRUST

On behalf of the following series:

BBH Select Series - Large Cap Fund

BBH Global Core Select

BBH Partner Fund - International Equity

BBH Limited Duration Fund

BBH Intermediate Municipal Bond Fund

BBH Income Fund

BBH U.S. Government Money Market Fund

(Exact name of registrant as specified in charter)

140 Broadway, New York, NY 10005

(Address of principal executive offices) (Zip Code)

Corporation Services Company

2711 Centerville Road, Suite 400, Wilmington, DE 19808

(Name and address of agent for service)

Registrant's telephone number, including area code: (800) 575-1265

Date of fiscal year end: October 31

Date of reporting period: April 30, 2020

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Report to Stockholders.

Brown Brothers Harriman

Semi-Annual Report

APRIL 30, 2020

BBH Select Series – Large Cap Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Funds' shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other Fund communications electronically from the Fund by calling 1-800-575-1265 or from your financial intermediary.

You may elect to receive all future reports in paper free of charge. You can inform the Fund by calling 1-800-575-1265 or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper may apply to all funds in the fund complex or held with your financial intermediary.

BBH SELECT SERIES – LARGE CAP FUND

PORTFOLIO ALLOCATION
April 30, 2020 (unaudited)

SECTOR DIVERSIFICATION

	U.S. $ Value	Percent of Net Assets
Common Stock:
Basic Materials	$25,134,046	6.2%
Communications	52,463,419	12.9
Consumer Cyclical	52,167,632	12.9
Consumer Non-Cyclical	148,282,681	36.6
Financials	58,532,159	14.4
Industrials	35,320,587	8.8
Technology	29,688,842	7.3
Cash and Other Assets in Excess of Liabilities	3,737,493	0.9
NET ASSETS	$405,326,859	100.0%

All data as of April 30, 2020. The BBH Select Series—Large Cap Fund’s (the “Fund”) sector diversification is expressed as a percentage of net assets and may vary over time.

The accompanying notes are an integral part of these financial statements.

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PORTFOLIO OF INVESTMENTS
April 30, 2020 (unaudited)

Shares		Value
	COMMON STOCK (99.1%)
	BASIC MATERIALS (6.2%)
124,670	Celanese Corp. (Series A)	$10,356,337
80,318	Linde, Plc. (Ireland)	14,777,709
	Total Basic Materials	25,134,046
	COMMUNICATIONS (12.9%)
23,849	Alphabet, Inc. (Class C)[1]	32,164,192
6,318	Booking Holdings, Inc.[1]	9,354,241
290,858	Comcast Corp. (Class A)	10,944,986
	Total Communications	52,463,419
	CONSUMER CYCLICAL (12.9%)
251,592	Copart, Inc.[1]	20,155,035
26,000	Costco Wholesale Corp.	7,878,000
82,950	Dollar General Corp.	14,541,135
110,042	NIKE, Inc. (Class B)	9,593,462
	Total Consumer Cyclical	52,167,632
	CONSUMER NON-CYCLICAL (36.6%)
290,992	Alcon, Inc. (Switzerland)[1]	15,367,287
120,192	Baxter International, Inc.	10,670,646
233,439	Brown-Forman Corp. (Class B)	14,519,906
154,885	Colgate-Palmolive Co.	10,883,769
105,547	Diageo, Plc. ADR (United Kingdom)	14,634,092
65,864	FleetCor Technologies, Inc.[1]	15,889,690
201,825	Henry Schein, Inc.[1]	11,011,572
81,913	Nestle S.A. ADR (Switzerland)	8,609,056
153,397	Novartis AG ADR (Switzerland)	12,997,328
137,518	Perrigo Co., Plc. (Ireland)	7,329,709
151,521	Unilever NV (NY Shares) (Netherlands)	7,488,168
146,017	Zoetis, Inc. (Class A)	18,881,458
	Total Consumer Non-Cyclical	148,282,681
	FINANCIALS (14.4%)
186,334	Arthur J Gallagher & Co.	14,627,219
87	Berkshire Hathaway, Inc. (Class A)[1]	24,507,900
6,119	Berkshire Hathaway, Inc. (Class B)[1]	1,146,456
66,373	Mastercard, Inc. (Class A)	18,250,584
	Total Financials	58,532,159

The accompanying notes are an integral part of these financial statements.

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BBH SELECT SERIES – LARGE CAP FUND

PORTFOLIO OF INVESTMENTS (continued)
April 30, 2020 (unaudited)

Shares		Value
	COMMON STOCK (continued)
	INDUSTRIALS (8.8%)
132,827	Allegion, Plc. (Ireland)	$13,354,427
311,541	AO Smith Corp.	13,203,108
87,613	Waste Management, Inc.	8,763,052
	Total Industrials	35,320,587
	TECHNOLOGY (7.3%)
46,682	KLA Corp.	7,660,049
415,873	Oracle Corp.	22,028,793
	Total Technology	29,688,842
	Total Common Stock (Cost $419,074,423)	401,589,366

TOTAL INVESTMENTS (Cost $419,074,423)[2]	99.1%	$401,589,366
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES	0.9%	3,737,493
NET ASSETS	100.00%	$405,326,859

[1]	Non-income producing security.
[2]	The aggregate cost for federal income tax purposes is $419,074,423, the aggregate gross unrealized appreciation is $8,705,376 and the aggregate gross unrealized depreciation is $26,190,433, resulting in net unrealized depreciation of $17,485,057.

Abbreviation:

ADR – American Depositary Receipt.

The accompanying notes are an integral part of these financial statements.

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BBH SELECT SERIES – LARGE CAP FUND

PORTFOLIO OF INVESTMENTS (continued)
April 30, 2020 (unaudited)

FAIR VALUE MEASUREMENTS

The Fund is required to disclose information regarding the fair value measurements of the Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirement established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own considerations about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Authoritative guidance establishes three levels of the fair value hierarchy as follows:

—	Level 1 – unadjusted quoted prices in active markets for identical assets and liabilities.
—	Level 2 – significant other observable inputs (including quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk, etc.).
—	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets and liabilities).

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires judgment by the investment adviser. The investment adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the investment adviser’s perceived risk of that instrument.

The accompanying notes are an integral part of these financial statements.

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BBH SELECT SERIES – LARGE CAP FUND

PORTFOLIO OF INVESTMENTS (continued)
April 30, 2020 (unaudited)

Financial assets within Level 1 are based on quoted market prices in active markets. The Fund does not adjust the quoted price for these instruments.

Financial instruments that trade in markets that are not considered to be active but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include investment-grade corporate bonds, U.S. Treasury notes and bonds, and certain non-U.S. sovereign obligations, listed equities and over-the-counter derivatives and foreign equity securities whose values could be impacted by events occurring before the Fund’s pricing time, but after the close of the securities’ primary markets and are, therefore, fair valued according to procedures adopted by the Board of Trustees. As Level 2 financial assets include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Financial assets classified within Level 3 have significant unobservable inputs, as they trade infrequently. Level 3 financial assets include private equity and certain corporate debt securities.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of April 30, 2020.

Investments, at value	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of April 30, 2020
Common Stock:
Basic Materials	$25,134,046	$—	$—	$25,134,046
Communications	52,463,419	—	—	52,463,419
Consumer Cyclical	52,167,632	—	—	52,167,632
Consumer Non-Cyclical	148,282,681	—	—	148,282,681
Financials	58,532,159	—	—	58,532,159
Industrials	35,320,587	—	—	35,320,587
Technology	29,688,842	—	—	29,688,842
Investments, at value	$401,589,366	$—	$—	$401,589,366

The accompanying notes are an integral part of these financial statements.

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BBH SELECT SERIES – LARGE CAP FUND

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2020 (unaudited)

ASSETS:
Investments in securities, at value (Cost $419,074,423)	401,589,366
Cash	7,897,349
Receivables for:
Dividends	577,258
Shares sold	344,251
Investment advisory and administrative fee waiver reimbursement	10,047
Prepaid assets	43,310
Total Assets	410,461,581
LIABILITIES:
Payables for:
Investments purchased	2,677,265
Shares redeemed	2,182,943
Investment advisory and administrative fees	213,130
Professional fees	34,142
Custody and fund accounting fees	10,942
Transfer agent fees	6,000
Board of Trustees’ fees	3,418
Distribution fees	361
Accrued expenses and other liabilities	6,521
Total Liabilities	5,134,722
NET ASSETS	405,326,859
Net Assets Consist of:
Paid-in capital	435,574,456
Accumulated deficit	(30,247,597)
Net Assets	405,326,859
NET ASSET VALUE AND OFFERING PRICE PER SHARE
CLASS I SHARES
($403,466,060 ÷ 44,278,301 shares outstanding)	$9.11
RETAIL CLASS SHARES
($1,860,799 ÷ 205,125 shares outstanding)	$9.07

The accompanying notes are an integral part of these financial statements.

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BBH SELECT SERIES – LARGE CAP FUND

STATEMENT OF OPERATIONS
For the six months ended April 30, 2020

NET INVESTMENT INCOME:
Income:
Dividends (net of foreign withholding taxes of $115,964)	$2,515,955
Interest income	1,663
Total Income	2,517,618
Expenses:
Investment advisory and administrative fees	1,298,623
Registration fees	54,822
Board of Trustees’ fees	30,650
Professional fees	29,470
Transfer agent fees	19,190
Custody and fund accounting fees	13,501
Distribution fees	2,239
Miscellaneous expenses	29,732
Total Expenses	1,478,227
Investment advisory and administrative fee waiver	(22,059)
Net Expenses	1,456,168
Net Investment Income	1,061,450
NET REALIZED AND UNREALIZED LOSS:
Net realized loss on investments in securities	(13,823,704)
Net change in unrealized appreciation/(depreciation) on investments in securities	(23,405,174)
Net Realized and Unrealized Loss	(37,228,878)
Net Decrease in Net Assets Resulting from Operations	$(36,167,428)

The accompanying notes are an integral part of these financial statements.

8

BBH SELECT SERIES – LARGE CAP FUND

STATEMENTS OF CHANGES IN NET ASSETS

	For the six months ended April 30, 2020 (unaudited)	For the period from September 9, 2019 (commencement of operations) to October 31, 2019
INCREASE IN NET ASSETS:
Operations:
Net investment income	$1,061,450	$169,815
Net realized loss on investments in securities	(13,823,704)	—
Net change in unrealized appreciation/(depreciation) on investments in securities	(23,405,174)	5,920,117
Net increase (decrease) in net assets resulting from operations	(36,167,428)	6,089,932
Dividends and distributions declared:
Class I	(170,101)	—
Total dividends and distributions declared	(170,101)	—
Share transactions:
Proceeds from sales of shares	89,189,725	395,151,093
Net asset value of shares issued to shareholders for reinvestment of dividends and distributions	30,580	—
Proceeds from short-term redemption fees	1,985	42
Cost of shares redeemed	(46,320,260)	(2,478,709)
Net increase in net assets resulting from share transactions	42,902,030	392,672,426
Total increase in net assets	6,564,501	398,762,358
NET ASSETS:
Beginning of period	398,762,358	—
End of period	$405,326,859	$398,762,358

The accompanying notes are an integral part of these financial statements.

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BBH SELECT SERIES – LARGE CAP FUND

FINANCIAL HIGHLIGHTS
Selected per share data and ratios for a Class I share outstanding throughout each period.

	For the six months ended April 30, 2020 (unaudited)	For the period from September 9, 2019 (commencement of operations) to October 31, 2019
Net asset value, beginning of period	$10.12	$10.00
Income from investment operations:
Net investment income[1]	0.03	0.01
Net realized and unrealized gain	(1.04)	0.11
Total income from investment operations	(1.01)	0.12
Short-term redemption fees[1]	0.00[2]	—
Less dividends and distributions:
From net investment income	0.00[2]	—
Total dividends and distributions	0.00[2]	—
Net asset value, end of period	$9.11	$10.12
Total return	(9.94)%[3]	1.20%[3]

Ratios/Supplemental data:
Net assets, end of period (in millions)	$403	$397
Ratio of expenses to average net assets before reductions	0.73%[4]	0.75%[5]
Fee waiver	–%[6]	0.01%[5,6]
Ratio of expenses to average net assets after reductions	0.73%[4]	0.74%[5]
Ratio of net investment income to average net assets	0.53%[4]	0.52%[5]
Portfolio turnover rate	11%[3]	0%[3]

[1]	Calculated using average shares outstanding for the period.
[2]	Less than $0.01.
[3]	Not annualized.
[4]	Annualized.
[5]	Annualized with the exception of audit fees, legal fees and registration fees.
[6]	The ratio of expenses to average net assets for the six months ended April 30, 2020 and the period ended October 31, 2019 reflect fees reduced as result of a contractual operating expense limitation of the share class of 0.80%. The Agreement is effective through March 1, 2021 and may only be terminated during its term with approval of the Fund’s Board of Trustees. For the six months ended April 30, 2020 and the period from September 9, 2019 to October 31, 2019 the waived fees were $0 and $27,976, respectively.

The accompanying notes are an integral part of these financial statements.

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BBH SELECT SERIES – LARGE CAP FUND

FINANCIAL HIGHLIGHTS (continued)
Selected per share data and ratios for a Retail Class share outstanding throughout each period.

	For the six months ended April 30, 2020 (unaudited)	For the period from September 9, 2019 (commencement of operations) to October 31, 2019
Net asset value, beginning of period	$10.09	$10.00
Income from investment operations:
Net investment income[1]	0.01	0.01
Net realized and unrealized gain	(1.03)	0.08
Total income from investment operations	(1.02)	0.09
Short-term redemption fees[1]	—	0.00[2]
Net asset value, end of period	$9.07	$10.09
Total return	(10.11)%[3]	0.90%[3]

Ratios/Supplemental data:
Net assets, end of period (in millions)	$2	$2
Ratio of expenses to average net assets before reductions	3.51%[4]	5.79%[5]
Fee waiver	2.46%[4,6]	4.74%[5,6]
Ratio of expenses to average net assets after reductions	1.05%[4]	1.05%[5]
Ratio of net investment income to average net assets	0.24%[4]	0.46%[5]
Portfolio turnover rate	11%[3]	0.00%[3]

[1]	Calculated using average shares outstanding for the period.
[2]	Less than $0.01.
[3]	Not annualized.
[4]	Annualized.
[5]	Annualized with the exception of audit fees, legal fees and registration fees.
[6]	The ratio of expenses to average net assets for the six months ended April 30, 2020 and the period ended October 31, 2019 reflect fees reduced as result of a contractual operating expense limitation of the share class of 1.05%. The Agreement is effective through March 1, 2021 and may only be terminated during its term with approval of the Fund’s Board of Trustees. For the six months ended April 30, 2020 and the period from September 9, 2019 to October 31, 2019 the waived fees were $22,059 and $8,357, respectively.

The accompanying notes are an integral part of these financial statements.

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BBH SELECT SERIES – LARGE CAP FUND

NOTES TO FINANCIAL STATEMENTS
April 30, 2020 (unaudited)

1.	Organization. The Fund is a separate, non-diversified series of BBH Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was originally organized under the laws of the State of Maryland on July 16, 1990 as BBH Fund, Inc. and re-organized as a Delaware statutory trust on June 12, 2007. The Fund commenced operations on September 9, 2019. The Fund offers Class I and Retail Class shares. Class I and Retail Class shares have different operating expenses. With the exception of class specific expenses, all expenses are allocated between classes based on net assets. Neither Class I shares nor Retail Class shares automatically convert to any other share class of the Fund. The investment objective of the Fund is to provide investors with long-term growth of capital. As of April 30, 2020, there were seven series of the Trust.
2.	Significant Accounting Policies. The Fund’s financial statements are prepared in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The following summarizes significant accounting policies of the Fund:
A.	Valuation of Investments. (1) The value of investments listed on a securities exchange is based on the last sale price on that exchange prior to the time when assets are valued, or in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchange; (2) securities not traded on an exchange are valued at the average of the quoted bid and asked prices in the over-the-counter market; (3) securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board of Trustees (the “Board”); (4) short-term investments, which mature in 60 days or less are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original maturity when acquired by the Fund was more than 60 days, unless the use of amortized cost is determined not to represent “fair value” by the Board.
B.	Accounting for Investments and Income. Investment transactions are accounted for on the trade date. Realized gains and losses on investment transactions are determined based on the identified cost method. Dividend income and other distributions received from portfolio securities are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of securities received at ex-date. Distributions received on securities that represent a return of capital are recorded as a reduction of cost of investments.

12

BBH SELECT SERIES – LARGE CAP FUND

NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2020 (unaudited)

Distributions received on securities that represent a capital gain are recorded as a realized gain. Interest income is accrued daily. Investment income is recorded net of any foreign taxes withheld where recovery of such tax is uncertain.
C.	Fund Expenses. Most expenses of the Trust can be directly attributed to a specific fund. Expenses which cannot be directly attributed to a fund are generally apportioned among each fund in the Trust on a net assets basis or other suitable method. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
D.	Federal Income Taxes. It is the Trust’s policy to comply with the requirements of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required. The Fund files a tax return annually using tax accounting methods required under provisions of the Code, which may differ from GAAP, which is the basis on which these financial statements are prepared. Accordingly, the amount of net investment income and net realized gain reported in these financial statements may differ from that reported on the Fund’s tax return, due to certain book-to-tax timing differences such as losses deferred due to “wash sale” transactions and utilization of capital loss carryforwards. These differences may result in temporary over-distributions for financial statement purposes and are classified as distributions in excess of accumulated net realized gains or net investment income. These distributions do not constitute a return of capital. Permanent differences are reclassified between paid-in capital and retained earnings/(accumulated deficit) within the Statement of Assets and Liabilities based upon their tax classification. As such, the character of distributions to shareholders reported in the Financial Highlights table may differ from that reported to shareholders on Form 1099-DIV.

The Fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (“ASC 740”). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The Fund did not have any unrecognized tax benefits as of October 31, 2019, nor were there any increases or decreases in unrecognized tax benefits for the year then ended. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Statement of Operations. During six months ended April 30, 2020, the Fund did not incur any such interest or penalties. The Fund is subject to examination by U.S. federal and state tax authorities for returns filed for open tax period since September 9, 2019 (commencement of operations). The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

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BBH SELECT SERIES – LARGE CAP FUND

NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2020 (unaudited)

E.	Dividends and Distributions to Shareholders. Dividends and distributions from net investment income to shareholders, if any, are paid annually and are recorded on the ex-dividend date. Distributions from net capital gains, if any, are generally declared and paid annually and are recorded on the ex-dividend date. The Fund declared dividends and distributions in the amount of $170,101 and $0 to Class I shares and Retail Class shareholders, respectively, during the six months ended April 30, 2020.

As of October 31, 2019 the components of retained earnings/(accumulated deficit) on a tax basis were as follows:

Components of retained earnings/(accumulated deficit):
	Undistributed ordinary income	Undistributed long-term capital gain	Accumulated capital and other losses	Other book/tax temporary differences	Unrealized appreciation/ (depreciation)	Total retained earnings/ (accumulated deficit)
2019:	$169,815	$—	$—	$—	$5,920,117	$6,089,932

The Fund did not have a net capital loss carryforward at October 31, 2019.

The Fund is permitted to carryforward capital losses for an unlimited period and they will retain their character as either short-term or long-term capital losses rather than being considered all short-term capital losses.

The differences between book-basis and tax-basis unrealized appreciation/(depreciation) would be attributable primarily to the tax deferral of losses on wash sales, if applicable.

To the extent future capital gains are offset by capital loss carryforwards, if any, such gains will not be distributed.

F.	Use of Estimates. The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the reporting period. Actual results could differ from these estimates.

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BBH SELECT SERIES – LARGE CAP FUND

NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2020 (unaudited)

3.	Fees and Other Transactions with Affiliates.
A.	Investment Advisory and Administrative Fees. Under a combined Investment Advisory and Administrative Services Agreement (“Agreement”) with the Trust, Brown Brothers Harriman & Co. (“BBH”) through a separately identifiable department (“SID” or “Investment Adviser”) provides investment advisory, portfolio management and administrative services to the Fund. The Fund pays a combined fee for investment advisory and administrative services calculated daily and paid monthly at an annual rate equivalent to 0.65% per annum on the first $3 billion of the Fund’s average daily net assets and 0.60% per annum on the Fund’s average daily net assets over $3 billion. For the six months ended April 30, 2020, the Fund incurred $1,298,623 under the Agreement.
B.	Investment Advisory and Administrative Fee Waivers. Effective September 9, 2019 (commencement of operations), the Investment Adviser contractually agreed to limit the annual fund operating expenses (excluding interest, taxes, brokerage commissions, other expenditures that are capitalized in accordance with GAAP, other extraordinary expenses not incurred in the ordinary course of the Fund’s business and for Retail Class, amounts payable pursuant to any plan adopted in accordance with Rule 12b-1) of Class I and Retail Class to 0.80%. The agreement will terminate on March 1, 2021, unless it is renewed by all parties to the agreement. The agreement may only be terminated during its term with approval of the Fund’s Board of Trustees. For the six months ended April 30, 2020, the Investment Adviser waived fees in the amount of $0 and $22,059 for Class I and Retail Class, respectively.
C.	Distribution (12b-1) Fees. The Fund has adopted a distribution plan pursuant to Rule 12b-1 for Retail Class shares that allows the Fund to pay distribution and other fees for the sale of its shares and for distribution-related services provided to shareholders. Because these fees are paid out of the Fund’s assets continuously, over time these fees will increase the cost of investment in Retail Class shares and may cost the Retail Class shareholder more than paying other types of sales charges. The maximum annual distribution fee for Retail Class shares is 0.25% of the average daily net assets of the Retail Class shares of the Fund. With this agreement along with the investment advisory and waiver agreements above, it is anticipated that total operating expenses for Retail Class shares will be no greater than 1.05% of the average daily net assets. For the six months ended April 30, 2020, Retail Class shares of the Fund incurred $2,239 for Distribution (12b-1) Fees. This amount is presented under line item “Distribution fees” in the Statement of Operations.
D.	Custody and Fund Accounting Fees. BBH acts as a custodian and fund accountant and receives custody and fund accounting fees from the Fund calculated daily and incurred monthly. BBH holds all of the Fund’s cash and investments and calculates the Fund’s daily net asset value. The custody fee is an asset and transaction-based fee. The fund accounting fee is an asset-based fee calculated

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NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2020 (unaudited)

at 0.004% of the Fund’s net asset value. For the six months ended April 30, 2020, the Fund incurred $13,501 in custody and fund accounting fees. As per agreement with the Fund’s custodian, the Fund receives interest income on cash balances held by the custodian at the BBH Base Rate. The BBH Base Rate is defined as BBH’s effective trading rate in local money markets on each day. In the event that the Fund is overdrawn, under the custody agreement with BBH, BBH will make overnight loans to the Fund to cover overdrafts. Pursuant to their agreement, the Fund will pay the Federal Funds overnight investment rate on the day of the overdraft. The total interest incurred by the Fund for the six months ended April 30, 2020, was $0. This amount is included under line item “Custody and fund accounting fees” in the Statement of Operations.
E.	Board of Trustees’ Fees. Each Trustee who is not an “interested person” as defined under the 1940 Act receives an annual fee as well as reimbursement for reasonable out-of-pocket expenses from the Fund. For the six months ended April 30, 2020, the Fund incurred $30,650 in independent Trustee compensation and expense reimbursements.
F.	Officers of the Trust. Officers of the Trust are also employees of BBH. Officers are paid no fees by the Trust for their services to the Trust.
4.	Investment Transactions. For the six months ended April 30, 2020, the cost of purchases and the proceeds of sales of investment securities, other than short-term investments, were $98,132,338 and $43,447,064, respectively.

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NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2020 (unaudited)

5.	Shares of Beneficial Interest. The Trust is permitted to issue an unlimited number of Class I and Retail Class shares of beneficial interest at no par value. Transactions in Class I and Retail Class shares were as follows:
	For the six months ended April 30, 2020 (unaudited)		For the period ended October 31, 2019*
	Shares	Dollars	Shares	Dollars
Class I
Shares sold	9,857,991	$88,797,227	39,489,027	$393,470,565
Shares issued in connection with reinvestments of dividends	2,943	30,580	—	—
Proceeds from short-term redemption fees	N/A	1,985	N/A	—
Shares redeemed	(4,823,208)	(46,276,648)	(248,452)	(2,476,612)
Net increase	5,037,726	$42,553,144	39,240,575	$390,993,953
Retail Class
Shares sold	40,148	$392,498	169,825	$1,680,528
Proceeds from short-term redemption fees	N/A	N/A	N/A	42
Shares redeemed	(4,635)	(43,612)	(213)	(2,097)
Net increase	35,513	$348,886	169,612	$1,678,473

*	The period represented is from September 9, 2019 (commencement of operations) to October 31, 2019.

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NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2020 (unaudited)

6.	Principal Risk Factors and Indemnifications.
A.	Principal Risk Factors. Investing in the Fund may involve certain risks, as discussed in the Fund’s prospectus, including but not limited to, those described below:

A shareholder may lose money by investing in the Fund (investment risk). The Fund is actively managed and the decisions by the Investment Adviser may cause the Fund to incur losses or miss profit opportunities (management risk). Price movements may occur due to factors affecting individual companies, such as the issuance of an unfavorable earnings report, or other events affecting particular industries or the equity market as a whole (equity securities risk). The value of securities held by the Fund may fall due to changing economic, political, regulatory or market conditions, or due to a company’s or issuer’s individual situation. Natural disasters, the spread of infectious illness and other public health emergencies, recession, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse effects on world economies and markets generally (market risk). In the normal course of business, the Fund invests in securities and enters into transactions where risks exist due to assumption of large positions in securities of a small number of issuers (non-diversification risk). There are certain risks associated with investing in foreign securities not present in domestic investments, including, but not limited to, recovery of tax withheld by foreign jurisdictions (foreign investment risk). The Fund’s shareholders may be adversely impacted by asset allocation decisions made by an investment adviser whose discretionary clients make up a large percentage of the Fund’s shareholders (shareholder concentration risk). The extent of the Fund’s exposure to these risks in respect to these financial assets is included in their value as recorded in the Fund’s Statement of Assets and Liabilities.

Please refer to the Fund’s prospectus for a complete description of the principal risks of investing in the Fund.

B.	Indemnifications. Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

18

BBH SELECT SERIES – LARGE CAP FUND

NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2020 (unaudited)

7.	Significant Events. In the beginning of 2020, there was an outbreak of the novel corona virus (COVID 19) which has impacted the financial markets and the global economy as a whole. The outbreak of COVID 19 is still ongoing and the magnitude and impact on the financial markets is highly uncertain and cannot be predicted. The effect of this impact may adversely impact the future carrying value of investments and results of operations of the Fund.

There are no other significant events to report as they relate to the Fund.

8.	Subsequent Events. Management has evaluated events and transactions that have occurred since April 30, 2020 through the date the financial statements were issued and determined that there were none that would require recognition or additional disclosure in the financial statements.

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DISCLOSURE OF FUND EXPENSES
April 30, 2020 (unaudited)

EXAMPLE

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested distributions, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution 12b-1 fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2019 to April 30, 2020).

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% Hypothetical Example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

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DISCLOSURE OF FUND EXPENSES (continued)
April 30, 2020 (unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2019	Ending Account Value April 30, 2020	Expenses Paid During Period November 1, 2019 to April 30, 2020[1]
Class I
Actual	$1,000	$901	$3.45
Hypothetical[2]	$1,000	$1,021	$3.67

	Beginning Account Value November 1, 2019	Ending Account Value April 30, 2020	Expenses Paid During Period November 1, 2019 to April 30, 2020[1]
Retail Class
Actual	$1,000	$899	$4.96
Hypothetical[2]	$1,000	$1,020	$5.27

[1]	Expenses are equal to the Fund’s annualized expense ratio of 0.73% and 1.05% for Class I and Retail Class shares, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
[2]	Assumes a return of 5% before expenses. For the purposes of the calculation, the applicable annualized expense ratio for each class of shares is subtracted from the assumed return before expenses.

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DISCLOSURE OF ADVISOR SELECTION
April 30, 2020 (unaudited)

Investment Advisory and Administrative Services Agreement Approval

The 1940 Act requires that a fund’s investment advisory agreements must be approved both by a fund’s board of trustees and by a majority of the trustees who are not parties to the investment advisory agreements or “interested persons” of any party (“Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board, a majority of which is comprised of Independent Trustees, held an in-person meeting on September 4, 2019, to consider the combined Amended and Restated Investment Advisory and Administrative Services Agreement (the “Agreement”) between the Trust and the Investment Adviser with respect to the Fund. The Board approved the Agreement at that time. In approving the Agreement, the Board determined that the terms of the Agreement were fair and reasonable and in the best interest of the Fund and its shareholders.

At the September 4th meeting , the Board requested, received and assessed a variety of materials provided by the Investment Adviser and BBH, including, among other things, information about the nature, extent and quality of the services provided and to be provided to the Trust and the Fund by the Investment Adviser and BBH, including investment management and administrative services, the oversight of Fund service providers, marketing, risk oversight, compliance, and the ability to meet applicable legal and regulatory requirements. The Board received and reviewed third-party comparative fee and expense information for the Fund prepared by Broadridge Financial Solutions, Inc. (“Broadridge”) using data from Lipper Inc., an independent provider of investment company data prior to the launch of the Fund at a meeting held on September 4, 2019. The Board reviewed this report with Broadridge, counsel to the Trust (“Fund Counsel”) and BBH. The Board received from, and discussed with, Fund Counsel a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements under the 1940 Act, as well as the guidance provided in Gartenburg v. Merrill Lynch Asset Management, Inc., which was affirmed in Jones v. Harris Associates, L.P. In addition, the Board met in executive session outside the presence of Fund management.

In approving the Agreement, the Board considered: (a) the nature, extent and quality of services provided by the Investment Adviser; (b) the advisory fee and the cost of the services to be realized by the Investment Adviser from its relationship with the Fund; (c) the Fund’s costs to investors compared to the costs of comparative funds; (d) the sharing of potential economies of scale; and (e) other factors deemed relevant by the Board. The following is a summary of certain factors the Board considered in making its determination to approve the Agreement. No single factor reviewed by the Board was identified as the principal factor in determining whether to approve the Agreement, and individual Trustees may have given different weight to various factors. The Board reviewed these factors with Fund Counsel. The Board concluded that the fees to be paid by the Fund to the Investment Adviser were reasonable.

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BBH SELECT SERIES – LARGE CAP FUND

DISCLOSURE OF ADVISOR SELECTION (continued)
April 30, 2020 (unaudited)

Nature, Extent and Quality of Services

The Board noted that, under the Agreement and with respect to the Fund, the Investment Adviser, subject to the supervision of the Board, is responsible for providing a continuous investment program and making purchases and sales of portfolio securities consistent with the Fund’s investment objective and policies. The Board further noted that, as a combined investment advisory and administration agreement, the Agreement also contemplates the provision of administrative services by the Investment Adviser to the Fund within the same fee structure. The Board received and considered information during the Meeting, and over the course of the previous year, regarding the nature, extent and quality of services provided to the Trust and the Fund by the Investment Adviser including: portfolio management, the supervision of operations and compliance, preparation of regulatory filings, disclosures to Fund shareholders, general oversight of service providers, organizing Board meetings and preparing the materials for such Board meetings, assistance to the Board (including the Independent Trustees in their capacity as Trustees), legal and Chief Compliance Officer services for the Trust, and other services necessary for the operation of the Fund. The Board considered the resources of the Investment Adviser and BBH, as a whole, dedicated to the Fund noting that, pursuant to separate agreements, BBH also provides custody and fund accounting services to the Fund. The Board considered the depth and range of services provided pursuant to the Agreement, noting that the Investment Adviser also coordinates the provision of services to the Fund by affiliated and nonaffiliated service providers.

The Board considered the scope and quality of services provided by the Investment Adviser under the Agreement. The Board reviewed the qualifications of the key investment personnel primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered the policies and practices followed by BBH and the Investment Adviser. The Board concluded that, overall, it was satisfied with the nature, extent and quality of the investment advisory and administrative services provided, and expected to be provided, to the Fund pursuant to the Agreement.

Costs of Services Provided

The Board considered the fee rates paid by the Fund to the Investment Adviser and BBH in light of the nature, extent and quality of the services provided to the Fund. The Board also considered and reviewed the fee waiver arrangement in place for the Fund and considered the actual fee rates after taking into account the fee waiver. The Board noted that they had previously received and considered information comparing the Fund’s combined investment advisory and administration fee and the Fund’s net operating expenses with those of other comparable mutual funds, such peer category and comparisons having been selected and calculated by Broadridge. The Board recognized that it is difficult to make comparisons of the fee rate, or of combined advisory and administration fees, because there are variations in the services that are included in the fees paid by other funds. The Board concluded that the advisory and administration fee appeared to be both reasonable in light of the services rendered and the result of arm’s length negotiations.

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DISCLOSURE OF ADVISOR SELECTION (continued)
April 30, 2020 (unaudited)

The Board also considered the effect of fall-out benefits to the Investment Adviser and BBH such as the increased visibility of BBH’s investment management business due to the distribution of the Trust’s funds. The Board considered other benefits received by BBH and the Investment Adviser as a result of their relationships with the Fund. These other benefits include fees received for being the Fund’s custodian and fund accounting agent. In light of the costs of providing services pursuant to the Agreement as well as the Investment Adviser and BBH’s commitment to the Fund, the ancillary benefits that the Investment Adviser and BBH received were considered reasonable.

Economies of Scale

The Board also considered the existence of any economies of scale and whether those economies are passed along to the Fund’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by the Investment Adviser and BBH. The Board considered the fee schedule for the Fund. The Board concluded that the fees to be paid by the Fund to the Investment Adviser were reasonable based on the comparative expense information and the cost of the services provided by the Investment Adviser.

24

BBH SELECT SERIES – LARGE CAP FUND

CONFLICTS OF INTEREST
April 30, 2020 (unaudited)

Conflicts of Interest

BBH, including the Investment Adviser, provides discretionary and non-discretionary investment management services and products to corporations, institutions and individual investors throughout the world. As a result, in the ordinary course of its businesses, BBH, including the Investment Adviser, may engage in activities in which its interests or the interests of its clients may conflict with or be adverse to the interests of the Funds. In addition, certain of such clients (including the Funds) utilize the services of BBH for which they will pay to BBH customary fees and expenses that will not be shared with the Funds.

The Investment Adviser and the Sub-Adviser have adopted and implemented policies and procedures that seek to manage conflicts of interest. Pursuant to such policies and procedures, the Investment Adviser and the Sub-Adviser monitor a variety of areas, including compliance with fund investment guidelines, the investment in only those securities that have been approved for purchase, and compliance with their respective Code of Ethics.

The Trust also manages these conflicts of interest. For example, the Trust has designated a chief compliance officer and has adopted and implemented policies and procedures designed to manage the conflicts identified below and other conflicts that may arise in the course of the Funds’ operations in such a way as to safeguard the Funds from being negatively affected as a result of any such potential conflicts. From time to time, the Trustees receive reports from the Investment Adviser, the Sub-Adviser and the Trust’s chief compliance officer on areas of potential conflict.

Investors should carefully review the following, which describes potential and actual conflicts of interest that BBH, the Investment Adviser and Sub-Adviser can face in the operation of their respective investment management services. This section is not, and is not intended to be, a complete enumeration or explanation of all of the potential conflicts of interest that may arise. The Investment Adviser, the Sub-Adviser and the Funds have adopted policies and procedures reasonably designed to appropriately prevent, limit or mitigate the conflicts of interest described below. Additional information about potential conflicts of interest regarding the Investment Adviser is set forth in the Investment Adviser’s Form ADV. A copy of Part 1 and Part 2A of the Investment Adviser’s Form ADV is available on the SEC’s website (www.adviserinfo.sec.gov). In addition, many of the activities that create these conflicts of interest are limited and/or prohibited by law, unless an exception is available.

Other Clients and Allocation of Investment Opportunities. BBH, the Investment Adviser, and the Sub-Adviser manage funds and accounts of clients other than the Funds (“Other Clients”). In general, BBH, the Investment Adviser, and the Sub-Adviser face conflicts of interest when they render investment advisory services to different clients and, from time to time, provide dissimilar investment advice to different clients. Investment decisions will not necessarily be made in parallel among the Funds and Other Clients. Investments made by the Funds do not, and are not intended to, replicate the investments, or the

financial statements april 30, 2020	25

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CONFLICTS OF INTEREST (continued)
April 30, 2020 (unaudited)

investment methods and strategies, of Other Clients. Accordingly, such Other Clients’ accounts may produce results that are materially different from those experienced by the Funds. Certain other conflicts of interest may arise in connection with a portfolio manager’s management of the Funds’ investments, on the one hand, and the investments of other funds or accounts for which the portfolio manager is responsible, on the other. For example, it is possible that the various funds or accounts managed by the Investment Adviser or Sub-Adviser could have different investment strategies that, at times, might conflict with one another to the possible detriment of the Funds. From time to time, the Investment Adviser and Sub-Adviser, sponsor and with other investment pools and accounts which engage in the same or similar businesses as the Funds using the same or similar investment strategies. To the extent that the same investment opportunities might be desirable for more than one account or fund, possible conflicts could arise in determining how to allocate them because the Investment Adviser or Sub-Adviser may have an incentive to allocate investment opportunities to certain accounts or funds. However, BBH and the Sub-Adviser have implemented policies and procedures designed to ensure that information relevant to investment decisions is disseminated promptly within its portfolio management teams and investment opportunities are allocated equitably among different clients. The policies and procedures require, among other things, objective allocation for limited investment opportunities, and documentation and review of justifications for any decisions to make investments only for select accounts or in a manner disproportionate to the size of the account. Nevertheless, access to investment opportunities may be allocated differently among accounts due to the particular characteristics of an account, such as size of the account, cash position, tax status, risk tolerance and investment restrictions or for other reasons.

Actual or potential conflicts of interest may also arise when a portfolio manager has management responsibilities to multiple accounts or funds, resulting in unequal commitment of time and attention to the portfolio management of the funds or accounts.

Affiliated Service Providers. Other potential conflicts might include conflicts between the Funds and its affiliated and unaffiliated service providers (e.g. conflicting duties of loyalty). In addition to providing investment management services through the SID, BBH provides administrative, custody, shareholder servicing and fund accounting services to the Funds. BBH may have conflicting duties of loyalty while servicing the Funds and/or opportunities to further its own interest to the detriment of the Funds. For example, in negotiating fee arrangements with affiliated service providers, BBH may have an incentive to agree to higher fees than it would in the case of unaffiliated providers. BBH acting in its capacity as the Funds’ administrator is the primary valuation agent of the Funds. BBH values securities and assets in the Funds according to the Funds’ valuation policies. Because the Investment Adviser’s advisory and administrative fees are calculated by reference to the Funds’ net assets, BBH and its affiliates may have an incentive to seek to overvalue certain assets.

26

BBH SELECT SERIES – LARGE CAP FUND

CONFLICTS OF INTEREST (continued)
April 30, 2020 (unaudited)

Aggregation. Potential conflicts of interest also arise with the aggregation of trade orders. Purchases and sales of securities for the Funds may be aggregated with orders for other client accounts managed by the Sub-Adviser. The Sub-Adviser, however, is not required to aggregate orders if portfolio management decisions for different accounts are made separately, or if it is determined that aggregating is not practicable, or in cases involving client direction. Prevailing trading activity frequently may make impossible the receipt of the same price or execution on the entire volume of securities purchased or sold. When this occurs, the various prices may be averaged, and the Funds will be charged or credited with the average price. Thus, the effect of the aggregation may operate on some occasions to the disadvantage of the Funds. In addition, under certain circumstances, the Funds will not be charged the same commission or commission equivalent rates in connection with an aggregated order.

Cross Trades. Under certain circumstances, the Investment Adviser and/or the Sub-Adviser, on behalf of the Funds, may seek to buy from or sell securities to another fund or account advised by BBH, the Investment Adviser or the Sub-Adviser. Subject to applicable law and regulation, BBH, the Investment Adviser or the Sub-Adviser may (but is not required to) effect purchases and sales between BBH, the Investment Adviser or the Sub-Adviser’s clients (“cross trades”), including the Funds, if BBH, the Investment Adviser or the Sub-Adviser believe such transactions are appropriate based on each party’s investment objectives and guidelines. There may be potential conflicts of interest or regulatory issues relating to these transactions which could limit the Investment Adviser or the Sub-Adviser’s decision to engage in these transactions for the Funds. BBH, the Investment Adviser and/or the Sub-Adviser may have a potentially conflicting division of loyalties and responsibilities to the parties in such transactions.

Soft Dollars. The Investment Adviser may direct brokerage transactions and/or payment of a portion of client commissions (“soft dollars”) to specific brokers or dealers or other providers to pay for research or other appropriate services which provide, in the Investment Adviser’s view, appropriate assistance in the investment decision-making process (including with respect to futures, fixed price offerings and over-the-counter transactions). The use of a broker that provides research and securities transaction services may result in a higher commission than that offered by a broker who does not provide such services. The Investment Adviser will determine in good faith whether the amount of commission is reasonable in relation to the value of research and services provided and whether the services provide lawful and appropriate assistance in its investment decision-making responsibilities.

Research or other services obtained in this manner may be used in servicing any or all of the Funds and other accounts managed by the Investment Adviser, including in connection with accounts that do not pay commissions to the broker related to the research or other service arrangements. Such products and services may disproportionately benefit other client accounts relative to the Funds based on the amount of brokerage commissions paid by the Funds and such other accounts. To the extent that the Sub-Adviser uses soft dollars, it will not have to pay for those products and services itself.

financial statements april 30, 2020	27

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CONFLICTS OF INTEREST (continued)
April 30, 2020 (unaudited)

BBH may receive research that is bundled with the trade execution, clearing, and/or settlement services provided by a particular broker-dealer. To the extent that the Sub-Adviser receives research on this basis, many of the same conflicts related to traditional soft dollars may exist. For example, the research effectively will be paid by client commissions that also will be used to pay for the execution, clearing, and settlement services provided by the broker-dealer and will not be paid by the Sub-Adviser.

Arrangements regarding compensation and delegation of responsibility may create conflicts relating to selection of brokers or dealers to execute Fund portfolio trades and/or specific uses of commissions from Fund portfolio trades, administration of investment advice and valuation of securities.

Investments in BBH Funds. From time to time BBH may invest a portion of the assets of its discretionary investment advisory clients in the Funds. That investment by BBH on behalf of its discretionary investment advisory clients in the Funds may be significant at times.

Increasing a Fund’s assets may enhance investment flexibility and diversification and may contribute to economies of scale that tend to reduce the Funds’ expense ratio. In selecting the Funds for its discretionary investment advisory clients, BBH may limit its selection to funds managed by BBH or the Investment Adviser. BBH may not consider or canvass the universe of unaffiliated investment companies available, even though there may be unaffiliated investment companies that may be more appropriate or that have superior performance. BBH, the Investment Adviser and their affiliates providing services to the Funds benefit from additional fees when the Funds is included as an investment by a discretionary investment advisory client.

BBH reserves the right to redeem at any time some or all of the shares of the Funds acquired for its discretionary investment advisory clients’ accounts. A large redemption of shares of the Funds by BBH on behalf of its discretionary investment advisory clients could significantly reduce the asset size of the Funds, which might have an adverse effect on the Funds’ investment flexibility, portfolio diversification and expense ratio.

Valuation. When market quotations are not readily available, or are believed by BBH to be unreliable, the Funds’ investments will be valued at fair value by BBH pursuant to procedures adopted by the Funds’ Board of Trustees. When determining an asset’s “fair value”, BBH seeks to determine the price that a Fund might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. The price generally may not be determined based on what the Funds might reasonably expect to receive for selling an asset at a later time or if it holds the asset to maturity. While fair value determinations will be based upon all available factors that BBH deems relevant at the time of the determination and may be based on analytical values determined by BBH using proprietary or third-party valuation models, fair value represents only a good faith approximation of the value of a security. The fair value of one or more

28

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CONFLICTS OF INTEREST (continued)
April 30, 2020 (unaudited)

securities may not, in retrospect, be the price at which those assets could have been sold during the period in which the particular fair values were used in determining the Funds’ net asset value. As a result, the Funds’ sale or redemption of its shares at net asset value, at a time when a holding or holdings are valued by BBH (pursuant to Board-adopted procedures) at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders.

Referral Arrangements. BBH may enter into advisory and/or referral arrangements with third parties. Such arrangements may include compensation paid by BBH to the third party. BBH may pay a solicitation fee for referrals and/or advisory or incentive fees. BBH may benefit from increased amounts of assets under management.

Personal Trading. BBH, including the Investment Adviser, and any of their respective partners, principals, directors, officers, employees, affiliates or agents, face conflicts of interest when transacting in securities for their own accounts because they could benefit by trading in the same securities as the Funds, which could have an adverse effect on the Funds. However, the Investment Adviser has implemented policies and procedures concerning personal trading by BBH Partners and employees. The policy and procedures are intended to prevent BBH Partners and employees from trading in the same securities as the Funds. However, BBH, including the Investment Adviser, has implemented policies and procedures concerning personal trading by BBH Partners and employees. The policies and procedures are intended to prevent BBH Partners and employees with access to Fund material non-public information from trading in the same securities as the Funds.

Gifts and Entertainment. From time to time, employees of BBH, including the Investment Adviser, and any of their respective partners, principals, directors, officers, employees, affiliates or agents, may receive gifts and/or entertainment from clients, intermediaries, or service providers to the Funds or BBH, including the Investment Adviser, which could have the appearance of affecting or may potentially affect the judgment of the employees, or the manner in which they conduct business. The Investment Adviser has implemented policies and procedures concerning gifts and entertainment to mitigate any impact on the judgment of BBH Partners and employees. BBH, including the Investment Adviser, has implemented policies and procedures concerning gifts and entertainment to mitigate any impact on the judgment of BBH Partners and employees.

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STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM
April 30, 2020 (unaudited)

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”) to promote effective liquidity risk management throughout the open-end investment company industry in order to reduce the risk that funds will be unable to meet their redemption obligations and mitigate dilution of the interests of fund shareholders.

The Board of Trustees (the “Board”) of BBH Trust met on March 11, 2020 to review the liquidity risk management program (the “Program”) applicable to the funds of BBH Trust (the “Funds”) pursuant to the Liquidity Rule. The Board has appointed three members of the Brown Brothers Harriman & Co. Mutual Fund Advisory Department, the Investment Adviser to the Funds, as the Program Administrator for each Fund’s Program. The Program Administrator provided the Board with a report (the “Report”) that addressed the operations of the Program and assessed its adequacy and effectiveness of the Program. The Report covered the period from June 1, 2019 through January 31, 2020.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing a Fund’s liquidity risk, including the following points.

Liquidity classification. The Report described the Program’s liquidity classification methodology for categorizing the Funds’ investments into one of four liquidity buckets.

Highly Liquid Investment Minimum. The Report noted that one aspect of the Liquidity Rule is a requirement that funds that are expected to have less than 50% of assets classified as other than “highly liquid” should establish a minimum percentage of highly liquid assets that the fund is expected to hold on an on-going basis. The Program Administrator monitors the percentages of assets in each category on an ongoing basis and, given that no Fund has approached the 50% threshold, has made the determination that it is not necessary to assign a Highly Liquid Investment Minimum as provided for in the Liquidity Rule to any of the Funds.

The Fund’s investment strategy and liquidity of portfolio investments during normal and reasonably foreseeable stressed market conditions. During the Program reporting period, the Program Administrator reviewed whether each Fund’s investment strategy is appropriate for an open-end fund structure with a focus on Funds with more significant and consistent holdings of less liquid and illiquid assets and factored a Fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account.

Short-term and long-term cash flow projections during normal and reasonably foreseeable stressed market conditions. During the Program reporting period, the Program Administrator reviewed historical redemption activity and used this information as a component to establish each Fund’s reasonably anticipated trading size.

30

BBH SELECT SERIES – LARGE CAP FUND

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM (continued)
April 30, 2020 (unaudited)

The Program Administrator also took into consideration other factors such as shareholder ownership concentration, applicable distribution channels and the degree of certainty associated with a Fund’s short-term and long-term cash flow projections.

Holdings of cash and cash equivalents. The Program Administrator considered the degree to which each Fund held cash and cash equivalents as a component of each Fund’s ability to meet redemption requests.

There were no material changes to the Program during the reporting period. The report provided to the Board stated that the Program Administrator concluded that based on the operation of the Program during the reporting period, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

financial statements april 30, 2020	31

Administrator Brown Brothers Harriman & Co. 140 Broadway New York, NY 10005	Investment Adviser Brown Brothers Harriman Mutual Fund Advisory Department 140 Broadway
Distributor ALPS Distributors, Inc. 1290 Broadway, Suite 1100 Denver, Co 80203	New York, NY 10005
Shareholder Servicing Agent Brown Brothers Harriman & Co. 140 Broadway New York, NY 10005 1-800-575-1265

To obtain information or make shareholder inquiries:

By telephone:	Call 1-800-575-1265
By E-mail send your request to:	bbhfunds@bbh.com
On the internet:	www.bbhfunds.com

This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of the Fund.

For more complete information, visit www.bbhfunds.com for a prospectus. You should consider the Fund’s investment objectives, risks, charges and expenses carefully before you invest. Information about these and other important subjects is in the Fund’s prospectus, which you should read carefully before investing.

Holdings and allocations are subject to change. Fund holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities. Current and future holdings are subject to risk.

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available electronically on the SEC’s website (sec.gov). For a complete list of a fund’s portfolio holdings, view the most recent holdings listing, semi-annual report, or annual report on the Fund’s web site at http://www.bbhfunds.com.

A summary of the Fund’s Proxy Voting Policy that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio, as well as a record of how the Fund voted any such proxies during the most recent 12-month period ended June 30, is available, without charge, upon request by calling the toll-free number listed above. This information is also available on the SEC’s website at www.sec.gov.

NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

BROWN BROTHERS HARRIMAN

Semi-Annual Report

APRIL 30, 2020

BBH GLOBAL CORE SELECT

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Funds' shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other Fund communications electronically from the Fund by calling 1-800-575-1265 or from your financial intermediary.

You may elect to receive all future reports in paper free of charge. You can inform the Fund by calling 1-800-575-1265 or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper may apply to all funds in the fund complex or held with your financial intermediary.

BBH GLOBAL CORE SELECT

PORTFOLIO ALLOCATION

April 30, 2020 (unaudited)

COUNTRY DIVERSIFICATION

	U.S. $ Value	Percent of Net Assets
Common Stock:
Belgium	$ 927,371	1.9%
Canada	2,841,026	6.0
Finland	510,646	1.1
France	1,450,597	3.0
Germany	4,049,013	8.5
Ireland	2,784,153	5.9
Italy	1,126,253	2.4
Netherlands	1,155,732	2.4
Sweden	539,430	1.1
Switzerland	4,667,841	9.8
United Kingdom	6,011,762	12.6
United States	20,092,157	42.1
Cash and Other Assets in Excess of Liabilities	1,524,322	3.2
NET ASSETS	$47,680,303	100.0%

All data as of April 30, 2020. The BBH Global Core Select’s (the ″Fund″) country diversification is expressed as a percentage of net assets and may vary over time. The Fund’s country diversification is based on the respective security’s country of incorporation.

SECTOR DIVERSIFICATION

	U.S. $ Value	Percent of Net Assets
Common Stock:
Basic Materials	$ 4,080,892	8.6%
Communications	4,425,902	9.3
Consumer Cyclical	7,385,576	15.5
Consumer Non-Cyclical	19,631,680	41.1
Financials	6,859,832	14.4
Industrials	1,050,076	2.2
Technology	2,722,023	5.7
Cash and Other Assets in Excess of Liabilities	1,524,322	3.2
NET ASSETS	$47,680,303	100.0%

All data as of April 30, 2020. The Fund's sector diversification is expressed as a percentage of net assets and may vary over time.

The accompanying notes are an integral part of these financial statements.

2

BBH GLOBAL CORE SELECT

PORTFOLIO OF INVESTMENTS

April 30, 2020 (unaudited)

Shares		Value
	COMMON STOCK (96.8%)
	BELGIUM (1.9%)
	FINANCIALS
17,190	KBC Group NV	$927,371
	Total Belgium	927,371

	CANADA (6.0%)
	CONSUMER CYCLICAL
62,479	Alimentation Couche-Tard, Inc. (Class B)	1,743,684
	FINANCIALS
1,349	Fairfax Financial Holdings, Ltd.	365,840
7,685	Intact Financial Corp.	731,502
		1,097,342
	Total Canada	2,841,026

	FINLAND (1.1%)
	INDUSTRIALS
8,435	Kone Oyj (Class B)	510,646
	Total Finland	510,646

	FRANCE (3.0%)
	CONSUMER NON-CYCLICAL
69,962	Bureau Veritas S.A.	1,450,597
	Total France	1,450,597

	GERMANY (8.5%)
	BASIC MATERIALS
36,187	Fuchs Petrolub SE	1,211,881
	FINANCIALS
10,362	Deutsche Boerse AG	1,608,333
	TECHNOLOGY
10,325	SAP SE	1,228,799
	Total Germany	4,049,013

	IRELAND (5.9%)
	BASIC MATERIALS
9,723	Linde, Plc.	1,788,935
	CONSUMER NON-CYCLICAL
18,672	Perrigo Co., Plc.	995,218
	Total Ireland	2,784,153

The accompanying notes are an integral part of these financial statements.

3

FINANCIAL STATEMENTS  APRIL 30, 2020

BBH GLOBAL CORE SELECT

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2020 (unaudited)

Shares		Value
	COMMON STOCK (continued)
	ITALY (2.4%)
	CONSUMER NON-CYCLICAL
145,421	Davide Campari-Milano SpA	$1,126,253
	Total Italy	1,126,253

	NETHERLANDS (2.4%)
	CONSUMER NON-CYCLICAL
14,851	Heineken Holding NV	1,155,732
	Total Netherlands	1,155,732

	SWEDEN (1.1%)
	INDUSTRIALS
30,026	Assa Abloy AB (Class B) [1]	539,430
	Total Sweden	539,430

	SWITZERLAND (9.8%)
	CONSUMER NON-CYCLICAL
36,537	Alcon, Inc.[1]	1,926,642
12,367	Nestle S.A.	1,303,902
16,881	Novartis AG	1,437,297
	Total Switzerland	4,667,841

	UNITED KINGDOM (12.6%)
	CONSUMER CYCLICAL
18,160	InterContinental Hotels Group, Plc.	828,194
	CONSUMER NON-CYCLICAL
64,502	Diageo, Plc.	2,236,723
22,470	Reckitt Benckiser Group, Plc.	1,878,299
		4,115,022
	FINANCIALS
2,626,175	Lloyds Banking Group, Plc.	1,068,546
	Total United Kingdom	6,011,762

	UNITED STATES (42.1%)
	BASIC MATERIALS
13,002	Celanese Corp. (Series A)	1,080,076

The accompanying notes are an integral part of these financial statements.

4

BBH GLOBAL CORE SELECT

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2020 (unaudited)

Shares			Value
	COMMON STOCK (continued)
	UNITED STATES (continued)
	COMMUNICATIONS
2,432	Alphabet, Inc. (Class C)[1]		$3,279,941
774	Booking Holdings, Inc.[1]		1,145,961
			4,425,902
	CONSUMER CYCLICAL
32,297	Copart, Inc.[1]		2,587,313
3,610	Costco Wholesale Corp.		1,093,830
12,991	NIKE, Inc. (Class B)		1,132,555
			4,813,698
	CONSUMER NON-CYCLICAL
19,083	Colgate-Palmolive Co.		1,340,962
5,861	FleetCor Technologies, Inc.[1]		1,413,966
22,869	Henry Schein, Inc.[1]		1,247,733
16,382	Zoetis, Inc. (Class A)		2,118,356
			6,121,017

	FINANCIALS
7,849	Mastercard, Inc. (Class A)		2,158,240
	TECHNOLOGY
28,190	Oracle Corp.		1,493,224
	Total United States		20,092,157
	Total Common Stock (Cost $38,351,150)		46,155,981

TOTAL INVESTMENTS (Cost $38,351,150)[2]		96.8%	$46,155,981
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES		3.2%	1,524,322
NET ASSETS		100.00%	$47,680,303

[1]	Non-income producing security.
[2]	The aggregate cost for federal income tax purposes is $38,351,150, the aggregate gross unrealized appreciation is $11,775,570 and the aggregate gross unrealized depreciation is $3,970,739, resulting in net unrealized appreciation of $7,804,831.

The Fund's country diversification is based on the respective security's country of incorporation.

The accompanying notes are an integral part of these financial statements.

5

FINANCIAL STATEMENTS  APRIL 30, 2020

BBH GLOBAL CORE SELECT

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2020 (unaudited)

Fair Value Measurements

The Fund is required to disclose information regarding the fair value measurements of the Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirement established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own considerations about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Authoritative guidance establishes three levels of the fair value hierarchy as follows:

—	Level 1 – unadjusted quoted prices in active markets for identical assets and liabilities.

—	Level 2 – significant other observable inputs (including quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk, etc.).

—	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets and liabilities).

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires judgment by the investment adviser. The investment adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the investment adviser’s perceived risk of that instrument.

The accompanying notes are an integral part of these financial statements.

6

BBH GLOBAL CORE SELECT

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2020 (unaudited)

Financial assets within Level 1 are based on quoted market prices in active markets. The Fund does not adjust the quoted price for these instruments.

Financial instruments that trade in markets that are not considered to be active but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include investment-grade corporate bonds, U.S. Treasury notes and bonds, and certain non-U.S. sovereign obligations, listed equities and over-the-counter derivatives and foreign equity securities whose values could be impacted by events occurring before the Fund’s pricing time, but after the close of the securities’ primary markets and are, therefore, fair valued according to procedures adopted by the Board of Trustees. As Level 2 financial assets include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Financial assets classified within Level 3 have significant unobservable inputs, as they trade infrequently. Level 3 financial assets include private equity and certain corporate debt securities.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of April 30, 2020.

Investments, at value	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of April 30, 2020
Common Stock:
Basic Materials	$2,869,011	$1,211,881	$—	$4,080,892
Communications	4,425,902	—	—	4,425,902
Consumer Cyclical	6,557,382	828,194	—	7,385,576
Consumer Non-Cyclical	7,116,236	12,515,444	—	19,631,680
Financials	3,255,581	3,604,251	—	6,859,832
Industrials	—	1,050,076	—	1,050,076
Technology	1,493,224	1,228,799	—	2,722,023
Investments, at value	$25,717,336	$20,438,645	$—	$46,155,981

The accompanying notes are an integral part of these financial statements.

7

FINANCIAL STATEMENTS  APRIL 30, 2020

BBH GLOBAL CORE SELECT

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2020 (unaudited)

ASSETS:
Investments in securities, at value (Cost $38,351,150)	$46,155,981
Cash	1,496,665
Foreign currency at value (Cost $26)	26
Receivables for:
Investment advisory and administrative fee waiver reimbursement	73,618
Dividends	55,318
Shares sold	5,000
Interest	955
Prepaid assets	118
Total Assets	47,787,681
LIABILITIES:
Payables for:
Professional fees	40,417
Investment advisory and administrative fees	35,445
Custody and fund accounting fees	8,316
Shareholder servicing fees	7,462
Transfer agent fees	7,045
Board of Trustees' fees	513
Distribution fees	193
Accrued expenses and other liabilities	7,987
Total Liabilities	107,378
NET ASSETS	$47,680,303
Net Assets Consist of:
Paid-in capital	$38,890,248
Retained earnings	8,790,055
Net Assets	$47,680,303
NET ASSET VALUE AND OFFERING PRICE PER SHARE
CLASS N SHARES
($46,677,112 ÷ 4,630,542 shares outstanding)	$10.08
RETAIL CLASS SHARES
($1,003,191 ÷ 100,040 shares outstanding)	$10.03

The accompanying notes are an integral part of these financial statements.

8

BBH GLOBAL CORE SELECT

STATEMENT OF OPERATIONS

For the six months ended April 30, 2020 (unaudited)

NET INVESTMENT INCOME:
Income:
Dividends (net of foreign withholding taxes of $129,073)	$ 236,017
Interest income	7,240
Total Income	243,257
Expenses:
Investment advisory and administrative fees	249,507
Shareholder servicing fees	52,528
Professional fees	33,399
Board of Trustees' fees	30,402
Registration fees	29,262
Transfer agent fees	20,508
Custody and fund accounting fees	13,222
Distribution fees	1,397
Miscellaneous expenses	19,196
Total Expenses	449,421
Investment advisory and administrative fee waiver	(119,725)
Net Expenses	329,696
Net Investment Loss	(86,439)
NET REALIZED AND UNREALIZED LOSS:
Net realized gain on investments in securities	1,219,784
Net realized gain on foreign exchange transactions	13,003
Net realized gain on investments in securities and foreign exchange transactions and translations	1,232,787
Net change in unrealized appreciation/(depreciation) on investments in securities	(6,797,103)
Net change in unrealized appreciation/(depreciation) on foreign currency translations	1,113
Net change in unrealized appreciation/(depreciation) on investments in securities and foreign currency translations	(6,795,990)
Net Realized and Unrealized Loss	(5,563,203)
Net Decrease in Net Assets Resulting from Operations	$(5,649,642)

The accompanying notes are an integral part of these financial statements.

9

FINANCIAL STATEMENTS  APRIL 30, 2020

BBH GLOBAL CORE SELECT

STATEMENTS OF CHANGES IN NET ASSETS

	For the six months ended April 30, 2020 (unaudited)	For the year ended October 31, 2019
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$(86,439)	$203,837
Net realized gain on investments in securities and foreign exchange transactions and translations	1,232,787	7,014,367
Net change in unrealized appreciation/(depreciation) on investments in securities and foreign currency translations	(6,795,990)	(1,466,836)
Net increase (decrease) in net assets resulting from operations	(5,649,642)	5,751,368
Dividends and distributions declared:
Class N	(5,890,570)	(8,731,749)
Retail Class	(128,001)	(191,903)
Total dividends and distributions declared	(6,018,571)	(8,923,652)
Share transactions:
Proceeds from sales of shares	2,513,666	2,956,006
Net asset value of shares issued to shareholders for reinvestment of dividends and distributions	4,610,016	6,665,681
Proceeds from short-term redemption fees	—	119
Cost of shares redeemed	(4,080,621)	(38,176,915)
Net increase/(decrease) in net assets resulting from share transactions	3,043,061	(28,555,109)
Total decrease in net assets	(8,625,152)	(31,727,393)
NET ASSETS:
Beginning of period	56,305,455	88,032,848
End of period	$47,680,303	$56,305,455

The accompanying notes are an integral part of these financial statements.

10

BBH GLOBAL CORE SELECT

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for a Class N share outstanding throughout each period.

	For the six months ended April 30, 2020	For the years ended October 31,
	(unaudited)	2019	2018	2017	2016	2015
Net asset value, beginning of period	$12.69	$12.88	$13.32	$11.11	$11.37	$11.27
Income from investment operations:
Net investment income (loss)[1]	(0.02)	0.04	0.07	0.05	0.06	0.06
Net realized and unrealized gain (loss)	(1.23)	1.35	(0.21)	2.22	(0.18)	0.30
Total income (loss) from investment operations	(1.25)	1.39	(0.14)	2.27	(0.12)	0.36
Less dividends and distributions:
From net investment income (loss)	(0.04)	(0.08)	(0.05)	(0.06)	(0.07)	(0.13)
From net realized gains	(1.32)	(1.50)	(0.25)	—	(0.07)	(0.13)
Total dividends and distributions	(1.36)	(1.58)	(0.30)	(0.06)	(0.14)	(0.26)
Short-term redemption fees[1]	—	0.002	—	—	0.002	—
Net asset value, end of period	$10.08	$12.69	$12.88	$13.32	$11.11	$11.37
Total return	(11.44)%[3]	13.10%	(1.11)%	20.54%	(1.06)%	3.27%
Ratios/Supplemental data:
Net assets, end of period (in millions)	$47	$55	$86	$130	$108	$132
Ratio of expenses to average net assets before reductions	1.63%[4]	1.52%	1.33%	1.36%	1.38%	1.31%
Fee waiver	0.38%[4,5]	0.25%[5]	0.05%[5]	0.10%[5]	0.13%[5]	0.05%[5]
Expense offset arrangement	—%	0.02%	0.03%	0.01%	0.01%	0.01%
Ratio of expenses to average net assets after reductions	1.25%[4]	1.25%	1.25%	1.25%	1.24%	1.25%
Ratio of net investment income to average net assets	(0.32)%[4]	0.34%	0.52%	0.44%	0.58%	0.55%
Portfolio turnover rate	16%[3]	24%	19%	23%	19%	31%

[1]	Calculated using average shares outstanding for the period.
[2]	Less than $0.01.
[3]	Not annualized.
[4]	Annualized.
[5]	The ratio of expenses to average net assets for the six months ended April 30, 2020, the years ended October 31, 2019, 2018, 2017, 2016 and 2015 reflect fees reduced as result of a contractual operating expense limitation of the share class of 1.25%. The agreement is effective for all periods presented and is effective through March 1, 2021. For the six months ended April 30, 2020 and the years ended October 31, 2019, 2018, 2017, 2016 and 2015, the waived fees were $97,179, $148,510, $70,117, $110,626, $146,074 and $74,640, respectively.

The accompanying notes are an integral part of these financial statements.

11

FINANCIAL STATEMENTS  APRIL 30, 2020

BBH GLOBAL CORE SELECT

FINANCIAL HIGHLIGHTS (continued)

Selected per share data and ratios for a Retail Class share outstanding throughout each period.

	For the six months ended April 30, 2020	For the years ended October 31,
	(unaudited)	2019	2018	2017	2016	2015

Net asset value, beginning of period	$12.61	$12.81	$13.24	$11.05	$11.31	$11.24
Income from investment operations:
Net investment income (loss)[1]	(0.03)	0.01	0.02	0.02	0.04	0.03
Net realized and unrealized gain (loss)	(1.22)	1.34	(0.18)	2.20	(0.18)	0.29
Total income (loss) from investment operations	(1.25)	1.35	(0.16)	2.22	(0.14)	0.32
Less dividends and distributions:
From net investment income (loss)	(0.01)	(0.05)	(0.02)	(0.03)	(0.05)	(0.12)
From net realized gains	(1.32)	(1.50)	(0.25)	—	(0.07)	(0.13)
Total dividends and distributions	(1.33)	(1.55)	(0.27)	(0.03)	(0.12)	(0.25)
Short-term redemption fees[1]	—	—	—	—	—	—
Net asset value, end of period	$10.03	$12.61	$12.81	$13.24	$11.05	$11.31
Total return	(11.54)%[2]	12.78%	(1.26)%	20.18%	(1.25)%	2.98%
Ratios/Supplemental data:
Net assets, end of period (in millions)	$1	$1	$2	$4	$4	$4
Ratio of expenses to average net assets before reductions	5.53%[3]	4.05%	2.94%	2.44%	2.65%	2.93%
Fee waiver	4.03%[3,4]	2.53%[2]	1.45%[2]	0.93%[2]	1.14%[2]	1.43%[2]
Expense offset arrangement	—%	0.02%	0.02%	0.01%	0.01%	0.00%[3]
Ratio of expenses to average net assets after reductions	1.50%[3]	1.50%	1.47%	1.50%	1.50%	1.50%
Ratio of net investment income to average net assets	(0.58)%[3]	0.11%	0.13%	0.20%	0.32%	0.29%
Portfolio turnover rate	16%[2]	24%	19%	23%	19%	31%

[1]	Calculated using average shares outstanding for the period.
[2]	Not annualized.
[3]	Annualized.
[4]	The ratio of expenses to average net assets for the six months ended April 30, 2020, the years ended October 31, 2019, 2018, 2017, 2016 and 2015 reflect fees reduced as result of a contractual operating expense limitation of the share class of 1.50%. The agreement is effective for all periods presented and is effective through March 1, 2021. For the six months ended April 30, 2020 and the years ended October 31, 2019, 2018, 2017, 2016 and 2015, the waived fees were $22,546, $34,567, $32,231, $35,288, $40,663 and $41,058, respectively.
[5]	Less than 0.01%.

The accompanying notes are an integral part of these financial statements.

12

BBH GLOBAL CORE SELECT

NOTES TO FINANCIAL STATEMENTS

April 30, 2020 (unaudited)

1.  Organization. The Fund is a separate, non-diversified series of BBH Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The investment objective of the Fund is to provide investors with long-term growth of capital. The Trust was originally organized under the laws of the State of Maryland on July 16, 1990 as BBH Fund, Inc. and re-organized as a Delaware statutory trust on June 12, 2007. The Fund is the successor to the BBH private investment fund, BBH Global Funds, LLC — Global Core Select, which launched on April 2, 2012. The Fund commenced operations on March 28, 2013. The Fund offers Class N shares and Retail Class shares. Class N and Retail Class shares have different operating expenses. With the exception of class specific expenses, all expenses are allocated between classes based on net assets. Neither Class N shares nor Retail Class shares automatically convert to any other class of shares of the Fund. As of April 30, 2020, there were seven series of the Trust.

2.  Significant Accounting Policies. The Fund’s financial statements are prepared in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The following summarizes significant accounting policies of the Fund:

A. Valuation of Investments. (1) The value of investments listed on a securities exchange is based on the last sale price on that exchange prior to the time when assets are valued, or in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchange; (2) securities not traded on an exchange are valued at the average of the quoted bid and asked prices in the over-the counter market; (3) securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board of Trustees (the “Board”); (4) for securities traded on international exchanges, if events which may affect the value of the Fund’s securities occur after the close of the primary exchange on which such securities trade and before the Fund’s net asset value is next determined, then those securities will be fair valued as determined in good faith under supervision of the Board. The Fund currently uses a systematic fair value model provided by an independent third party to adjust the observed values of international securities on a daily basis; (5) short-term investments, which mature in 60 days or less are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original maturity when acquired by the Fund was more than 60 days, unless the use of amortized cost is determined not to represent “fair value” by the Board.

13

FINANCIAL STATEMENTS  APRIL 30, 2020

BBH GLOBAL CORE SELECT

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2020 (unaudited)

B.  Accounting for Investments and Income. Investment transactions are accounted for on the trade date. Realized gains and losses on investment transactions are determined based on the identified cost method. Dividend income and other distributions received from portfolio securities are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of securities received at ex-date. Distributions received on securities that represent a return of capital are recorded as a reduction of cost of investments. Distributions received on securities that represent a capital gain are recorded as a realized gain. Interest income is accrued daily. Investment income is recorded net of any foreign taxes withheld where recovery of such tax is uncertain.

C.  Fund Expenses. Most expenses of the Trust can be directly attributed to a specific fund. Expenses which cannot be directly attributed to a fund are generally apportioned among each fund in the Trust on a net assets basis or other suitable method. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

D.  Repurchase Agreements. The Fund may enter into repurchase agreements. Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price normally is in excess of the purchase price, reflecting an agreed upon interest rate. The rate is effective for the period of time that assets of the Fund are invested in the agreement and is not related to the coupon rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the investment adviser. The Fund’s custodian or sub-custodian will take possession of the securities subject to repurchase agreements. The investment adviser, custodian or sub-custodian will monitor the value of the underlying collateral each day to ensure that the value of the security always equals or exceeds the repurchase price.

Repurchase agreements are entered into by the Fund under Master Repurchase Agreements (“MRA”) which permit the Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Fund. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Lastly, the MRA does not preclude the Fund from selling, transferring, pledging or hypothecating the underlying collateral but no such transaction shall relieve the Fund of its obligation to transfer the collateral to the counterparty upon the latter’s repurchase of the securities.

14

BBH GLOBAL CORE SELECT

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2020 (unaudited)

The Fund’s repurchase agreements as of April 30, 2020, if any, are shown on a gross basis and the required disclosures under Accounting Standards Update (“ASU”) 2013-01 are shown in the Portfolio of Investments. Repurchase agreements are subject to credit risks.

E.  Foreign Currency Translations. The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange of such currency against the U.S. dollar to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Upon the purchase or sale of a security denominated in foreign currency, the Fund may enter into forward foreign currency exchange contracts for the purchase or sale, for a fixed amount of U.S. dollars, of the amount of foreign currency involved in the underlying security transaction. Reported net realized gains and losses arise from the sales of portfolio securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. The effect of changes in foreign exchange rates on foreign denominated securities is reflected in the net realized and unrealized gain or loss on investments in securities and foreign exchange transactions and translations and net change in unrealized appreciation or depreciation on investments in securities and foreign currency translations within the Statement of Operations. Net unrealized appreciation or depreciation on foreign currency translations arise from changes in the value of the assets and liabilities, excluding investments in securities, at period end, resulting from changes in the exchange rate.

F.  Federal Income Taxes. The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on net realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities and as an expense in the Statement of Operations.

It is the Trust’s policy to comply with the requirements of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required. The Fund files a tax return annually using tax accounting methods required under provisions of the Code, which

15

FINANCIAL STATEMENTS  APRIL 30, 2020

BBH GLOBAL CORE SELECT

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2020 (unaudited)

may differ from GAAP, which is the basis on which these financial statements are prepared. Accordingly, the amount of net investment income and net realized gain reported in these financial statements may differ from that reported on the Fund’s tax return, due to certain book-to-tax timing differences such as losses deferred due to “wash sale” transactions and utilization of capital loss carryforwards. These differences may result in temporary over-distributions for financial statement purposes and are classified as distributions in excess of accumulated net realized gains or net investment income. These distributions do not constitute a return of capital. Permanent differences are reclassified between paid-in capital and retained earnings/(accumulated deficit) within the Statement of Assets and Liabilities based upon their tax classification. As such, the character of distributions to shareholders reported in the Financial Highlights table may differ from that reported to shareholders on Form 1099-DIV.

The Fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (“ASC 740”). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The Fund did not have any unrecognized tax benefits as of October 31, 2019, nor were there any increases or decreases in unrecognized tax benefits for the year then ended. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Statement of Operations. During the six months ended April 30, 2020, the Fund did not incur any such interest or penalties. The Fund is subject to examination by U.S. federal and state tax authorities for returns filed for the prior three years. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

G.  Dividends and Distributions to Shareholders. Dividends and distributions from net investment income to shareholders, if any, are paid annually and are recorded on the ex-dividend date. Distributions from net capital gains, if any, are generally declared and paid annually and are recorded on the ex-dividend date. The Fund declared dividends and distributions in the amount of $5,890,570 and $128,001 to Class N and Retail Class shareholders, respectively, during the six months ended April 30, 2020. In addition, the Fund designated a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

16

BBH GLOBAL CORE SELECT

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2020 (unaudited)

The tax character of distributions paid during the years ended October 31, 2019 and 2018 was as follows:

Distributions paid from:

	Ordinary income	Net long-term capital gain	Total taxable distributions	Tax return of capital	Total distributions paid
2019:	$423,530	$8,500,122	$8,923,652	$ —	$8,923,652
2018:	1,398,238	1,636,791	3,035,029	—	3,035,029

As of October 31, 2019 and 2018, respectively, the components of retained earnings/(accumulated deficit) on a tax basis were as follows:

Components of retained earnings/(accumulated deficit):

	Undistributed ordinary income	Undistributed long-term capital gain	Accumulated capital and other losses	Other book/tax temporary differences	Unrealized appreciation/ (depreciation)	Total retained earnings/ (accumulated deficit)
2019:	$193,099	$5,825,288	$ —	$(159,446)	$14,599,327	$20,458,268
2018:	407,144	8,499,653	—	(352,669)	16,066,163	24,620,291

The Fund did not have a net capital loss carryforward at October 31, 2019.

The Fund is permitted to carryforward capital losses for an unlimited period and they will retain their character as either short-term or long-term capital losses rather than being considered all short-term capital losses.

Total distributions paid may differ from amounts reported in the Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid.

The differences between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

To the extent future capital gains are offset by capital loss carryforwards, if any, such gains will not be distributed.

17

FINANCIAL STATEMENTS  APRIL 30, 2020

BBH GLOBAL CORE SELECT

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2020 (unaudited)

H.  Use of Estimates. The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the reporting period. Actual results could differ from these estimates.

3. Fees and Other Transactions with Affiliates.

A.  Investment Advisory and Administrative Fees. Under a combined Investment Advisory and Administrative Services Agreement (“Agreement”) with the Trust, Brown Brothers Harriman & Co. (“BBH”) through a separately identifiable department (“SID” or “Investment Adviser”) provides investment advisory, portfolio management and administrative services to the Fund. The Fund pays a combined fee for investment advisory and administrative services calculated daily and paid monthly at an annual rate equivalent to 0.95% on the first $3 billion of the Fund’s average daily net assets and 0.90% per annum on the Fund’s average daily net assets over $3 billion. For the six months ended April 30, 2020, the Fund incurred $249,507 under the Agreement.

B.  Investment Advisory and Administrative Fee Waivers. Effective March 28, 2013, the Investment Adviser contractually agreed to limit the annual Fund operating expenses (excluding interest, taxes, brokerage commissions, other expenditures that are capitalized in accordance with GAAP, other extraordinary expenses not incurred in the ordinary course of the Fund’s business and for Retail Class, amounts payable pursuant to any plan adopted in accordance with Rule 12b-1) of Class N and Retail Class to 1.25%. The agreement will terminate on March 1, 2021, unless it is renewed by all parties to the agreement. The agreement may only be terminated during its term with approval of the Fund’s Board of Trustees. For the six months ended April 30, 2020, the Investment Adviser waived fees in the amount of $97,179 and $22,546 for Class N and Retail Class, respectively.

C.  Shareholder Servicing Fees. Trust has a shareholder servicing agreement with BBH. BBH receives a fee from the Fund calculated daily and paid monthly at an annual rate of 0.20% of Class N and Retail Class shares’ average daily net assets. For the six months ended April 30, 2020, the Fund incurred shareholder servicing fees in the amount of $51,410 and $1,118 for Class N and Retail Class, respectively.

D.  Distribution (12b-1) Fees. The Fund has adopted a distribution plan pursuant to Rule 12b-1 for Retail Class shares that allows the Fund to pay distribution and other fees for the sale of its shares and for distribution-related services provided to shareholders. Because these fees are paid out of the Fund’s assets continuously, over time these fees will increase the cost of investment in Retail Class shares and may cost the shareholder more than paying other types of sales charges.

18

BBH GLOBAL CORE SELECT

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2020 (unaudited)

The maximum annual distribution fee for Retail Class shares is 0.25% of the average daily net assets of the Retail Class shares of the Fund. With this agreement along with the investment advisory and waiver agreements above, it is anticipated that total operating expenses for Retail Class shares will be no greater than 1.50% of the average daily net assets. For the six months ended April 30, 2020, Retail Class shares of the Fund incurred $1,397 for Distribution (12b-1) Fees. This amount is presented under line item “Distribution fees” in the Statement of Operations.

E.  Custody and Fund Accounting Fees. BBH acts as a custodian and fund accountant and receives custody and fund accounting fees from the Fund calculated daily and incurred monthly. BBH holds all of the Fund’s cash and investments and calculates the Fund’s daily net asset value. The custody fee is an asset and transaction-based fee. The fund accounting fee is an asset-based fee calculated at 0.004% of the Fund’s net asset value. For the six months ended April 30, 2020, the Fund incurred $13,222 in custody and fund accounting fees. As per agreement with the Fund’s custodian, the Fund received interest income on cash balances held by the custodian at the BBH Base Rate. The BBH Base Rate is defined as BBH’s effective trading rate in local money markets on each day. The total interest earned by the Fund for the six months ended April 30, 2020 was $7,240. This amount is included in “Interest income” in the Statement of Operations. In the event that the Fund is overdrawn, under the custody agreement with BBH, BBH will make overnight loans to the Fund to cover overdrafts. Pursuant to their agreement, the Fund will pay the Federal Funds overnight investment rate on the day of the overdraft. The total interest incurred by the Fund for the six months ended April 30, 2020, was $0. This amount is included under line item “Custody and fund accounting fees” in the Statement of Operations.

F.  Board of Trustees’ Fees. Each Trustee who is not an “interested person” as defined under the 1940 Act receives an annual fee as well as reimbursement for reasonable out-of-pocket expenses from the Fund. For the six months ended April 30, 2020, the Fund incurred $30,402 in independent Trustee compensation and expense reimbursements.

G.  Officers of the Trust. Officers of the Trust are also employees of BBH. Officers are paid no fees by the Trust for their services to the Trust.

4. Investment Transactions. For the six months ended April 30, 2020, the cost of purchases and the proceeds of sales of investment securities, other than short-term investments, were $8,031,019 and $11,107,815, respectively.

19

FINANCIAL STATEMENTS  APRIL 30, 2020

BBH GLOBAL CORE SELECT

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2020 (unaudited)

5. Shares of Beneficial Interest. The Trust is permitted to issue an unlimited number of Class N and Retail Class shares of beneficial interest, at no par value. Transactions in Class N and Retail Class shares were as follows:

	For the six months ended April 30, 2020 (unaudited)		For the year ended October 31, 2019
	Shares	Dollars	Shares	Dollars
Class N
Shares sold	259,417	$2,452,696	253,310	$2,830,782
Shares issued in connection with reinvestments of dividends	379,008	4,510,200	609,286	6,507,179
Proceeds from short-term redemption fees	N/A	N/A	N/A	119
Shares redeemed	(350,095)	(3,969,838)	(3,216,458)	(37,352,261)
Net increase (decrease)	288,330	$2,993,058	(2,353,862)	$(28,014,181)
Retail Class
Shares sold	5,622	$60,970	10,541	$125,224
Shares issued in connection with reinvestments of dividends	8,431	99,816	14,897	158,502
Shares redeemed	(9,263)	(110,783)	(67,645)	(824,654)
Net increase (decrease)	4,790	$50,003	(42,207)	$(540,928)

6. Principal Risk Factors and Indemnifications.

A. Principal Risk Factors. Investing in the Fund may involve certain risks, as discussed in the Fund’s prospectus, including but not limited to, those described below:

A shareholder may lose money by investing in the Fund (investment risk). The Fund is actively managed and the decisions by the Investment Adviser may cause the Fund to incur losses or miss profit opportunities (management risk). Price movements may occur due to factors affecting individual companies, such as the issuance of an unfavorable earnings report, or other events affecting particular industries or the equity market as a whole (equity securities risk). The value of securities held by the Fund may fall due to changing economic, political, regulatory or market conditions, or due to a company’s or issuer’s individual situation. Natural disasters, the spread of infectious illness and other public health emergencies, recession, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse effects on world economies and markets generally (market risk). Stocks of medium-sized companies tend to be more volatile and less liquid than stocks of large companies (medium-sized company risk). In the normal course

20

BBH GLOBAL CORE SELECT

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2020 (unaudited)

of business, the Fund invests in securities and enters into transactions where risks exist due to assumption of large positions in securities of a small number of issuers (non-diversification risk). There are certain risks associated with investing in foreign securities not present in domestic investments, including, but not limited to, recovery of tax withheld by foreign jurisdictions (foreign investment risk), capital controls imposed by foreign governments in response to economic or political events that may impact the ability of the Fund to buy, sell or otherwise transfer securities or currency (capital controls risk), and risks from investing in securities of issuers based in developing countries (emerging markets risk). Non-U.S. currencies invested in by the Fund may depreciate against the U.S. dollar (currency exchange rate risk). The Fund’s shareholders may be adversely impacted by asset allocation decisions made by an investment adviser whose discretionary clients make up a large percentage of the Fund’s shareholders (shareholder concentration risk). The extent of the Fund’s exposure to these risks in respect to these financial assets is included in their value as recorded in the Fund’s Statement of Assets and Liabilities.

Please refer to the Fund’s prospectus for a complete description of the principal risks of investing in the Fund.

B.  Indemnifications. Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

7. Significant Events. In the beginning of 2020, there was an outbreak of the novel corona virus (COVID 19) which has impacted the financial markets and the global economy as a whole. The outbreak of COVID 19 is still ongoing and the magnitude and impact on the financial markets is highly uncertain and cannot be predicted. The effect of this impact may adversely impact the future carrying value of investments and results of operations of the Fund.

There are no other significant events to report as they relate to the Fund.

8. Subsequent Events. Management has evaluated events and transactions that have occurred since April 30, 2020 through the date the financial statements were issued and determined that there were none that would require recognition or additional disclosure in the financial statements.

21

FINANCIAL STATEMENTS  APRIL 30, 2020

BBH GLOBAL CORE SELECT

DISCLOSURE OF FUND EXPENSES

April 30, 2020 (unaudited)

EXAMPLE

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested distributions, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution 12b-1 fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2019 to April 30, 2020).

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% Hypothetical Example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

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BBH GLOBAL CORE SELECT

DISCLOSURE OF FUND EXPENSES (continued)

April 30, 2020 (unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2019	Ending Account Value April 30, 2020	Expenses Paid During Period November 1, 2019 to April 30, 2020[1]
Class N
Actual	$1,000	$886	$5.86
Hypothetical[2]	$1,000	$1,019	$6.27

	Beginning Account Value November 1, 2019	Ending Account Value April 30, 2020	Expenses Paid During Period November 1, 2019 to April 30, 2020[1]
Retail Class
Actual	$1,000	$885	$7.03
Hypothetical[2]	$1,000	$1,017	$7.52

[1]	Expenses are equal to the Fund’s annualized expense ratio of 1.25% and 1.50% for Class N and Retail Class shares, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

[2]	Assumes a return of 5% before expenses. For the purposes of the calculation, the applicable annualized expenses ratio for each class of shares is subtracted from the assumed return before expenses.

23

FINANCIAL STATEMENTS  APRIL 30, 2020

BBH GLOBAL CORE SELECT

DISCLOSURE OF ADVISOR SELECTION

April 30, 2020 (unaudited)

Investment Advisory and Administrative Services Agreement Approval

The 1940 Act requires that a fund’s investment advisory agreements be approved annually by the fund’s board of trustees, including by a majority of the trustees who are not parties to the investment advisory agreements or “interested persons” of any party (“Independent Trustees”). Additionally, the approval must occur at an in-person meeting called for the purpose of voting on such approval.

The Board, a majority of which is comprised of Independent Trustees, held a telephonic meeting on November 20, 2019 and an in-person meeting on December 10, 2019, to consider whether to renew the combined Amended and Restated Investment Advisory and Administrative Services Agreement (the “Agreement”) between the Trust and the Investment Adviser with respect to the existing funds in the Trust, including the Fund. At the December 10, 2019 meeting, the Board voted to approve the renewal of the Agreement with respect to the Fund for an additional one-year term. In doing so, the Board determined that the terms of the Agreement were fair and reasonable in the best interest of the Fund and its shareholders, and that it had received sufficient information to make an informed business decision with respect to the continuation of the Agreement.

Both in the meetings specifically held to address the continuance of the Agreement and at other meetings over the course of the year, the Board requested, received and assessed a variety of materials provided by the Investment Adviser and BBH, including, among other things, information about the nature, extent and quality of the services provided to the Fund by the Investment Adviser and BBH, including investment management, administrative and shareholder services, the oversight of Fund service providers, marketing, risk oversight, compliance, and the ability to meet applicable legal and regulatory requirements. The Board also received third-party comparative performance and fee and expense information for the Fund prepared by Broadridge Financial Solutions, Inc. (“Broadridge”) using data from Lipper Inc., an independent provider of investment company data (“Lipper Report”). Additionally, the Board received a separate comparative performance and fee and expense report for the Fund based on criteria selected by BBH, rather than Broadridge. The Board reviewed these reports with Broadridge, counsel to the Trust (“Fund Counsel”) and BBH. The Board received from, and discussed with Fund Counsel a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements under the 1940 Act, as well as the guidance provided in Gartenburg v. Merrill Lynch Asset Management, Inc., which was affirmed in Jones v. Harris Associates, L.P. In addition, the Board met in executive session outside the presence of Fund management.

In approving the continuation of the Agreement, the Board considered: (a) the nature, extent and quality of services provided by the Investment Adviser; (b) the investment performance of the Fund; (c) the advisory fee and the cost of the services and profits to be realized by the Investment Adviser from its relationship with the Fund; (d) the Fund’s costs to investors compared to the costs of comparative funds and performance compared to the relevant performance of comparative funds; (e) the sharing of potential

24

BBH GLOBAL CORE SELECT

DISCLOSURE OF ADVISOR SELECTION (continued)

April 30, 2020 (unaudited)

economies of scale; (f) fall-out benefits to the Investment Adviser as a result of its relationship with the Fund; and (g) other factors deemed relevant by the Board. The following is a summary of the factors the Board considered in making its determination to approve the continuance of the Agreement. No single factor reviewed by the Board was identified as the principal factor in determining whether to approve the Agreement, and individual Trustees may have given different weight to various factors. The Board reviewed these factors with Fund Counsel. The Board concluded that the fees paid by the Fund to the Investment Adviser were reasonable based on the comparative performance, expense information, the cost of the services provided, and the profits realized by the Investment Adviser.

Nature, Extent and Quality of Services

The Board noted that, under the Agreement and with respect to the Fund, the Investment Adviser, subject to the supervision of the Board, is responsible for providing a continuous investment program and making purchases and sales of portfolio securities consistent with the Fund’s investment objective and policies. The Board further noted that, as a combined investment advisory and administration agreement, the Agreement also contemplates the provision of administrative services by the Investment Adviser to the Fund within the same fee structure. The Board received and considered information, during the November 20, 2019 and December 10, 2019 meetings, and over the course of the previous year, regarding the nature, extent and quality of services provided to the Fund by the Investment Adviser including: portfolio management, the supervision of operations and compliance, preparation of regulatory filings, disclosures to Fund shareholders, general oversight of service providers, organizing Board meetings and preparing the materials for such Board meetings, assistance to the Board (including the Independent Trustees, in their capacity as Trustees), legal and Chief Compliance Officer services for the Trust, and other services necessary for the operation of the Fund. The Board considered the resources of the Investment Adviser and BBH, as a whole, dedicated to the Fund noting that, pursuant to separate agreements, BBH also provides custody, shareholder servicing, and fund accounting services to the Fund. The Board considered the depth and range of services provided pursuant to the Agreement, noting that the Investment Adviser also coordinates the provision of services to the Fund by affiliated and nonaffiliated service providers.

The Board considered the scope and quality of services provided by the Investment Adviser under the Agreement. The Board also considered brokerage policies and practices, the standards applied in seeking best execution and policies and practices regarding soft dollars. The Board reviewed the qualifications of the key investment personnel primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered the policies and practices followed by BBH and the Investment Adviser. The Board noted that, during the course of its regular meetings it received reports on each of the foregoing topics. The Board concluded that, overall, they were satisfied with the nature, extent and quality of investment advisory and administrative services provided, and expected to be provided, to the Fund pursuant to the Agreement.

25

FINANCIAL STATEMENTS  APRIL 30, 2020

BBH GLOBAL CORE SELECT

DISCLOSURE OF ADVISOR SELECTION (continued)

April 30, 2020 (unaudited)

Fund Performance

At the November 20, 2019 and December 10, 2019 meeting, and throughout the year, the Board received and reviewed performance information for the Fund provided by BBH. The Board considered the Fund’s performance relative to a peer category of other mutual funds in a report compiled by Broadridge. As part of this review, the Trustees considered the composition of the peer category, selection criteria and reputation of Broadridge who prepared the peer category analysis. The Board reviewed and discussed with both BBH and Broadridge, the report’s findings and discussed the positioning of the Fund relative to its selected peer category. The Board considered short-term and long-term investment performance for the Fund over various periods of time as compared to a selection of peer funds, noting the Fund’s outperformance as compared to its peer category for the 1- and 2-year periods and had average performance when compared to its peer group in the 3-, 4- and 5-year periods ended September 30, 2019. They further noted the Fund’s historical track record of positive absolute returns was consistent with the investment approach communicated to investors. In evaluating the performance of the Fund, the Board considered the risk expectations for the Fund as well as the level of Fund performance in the context of Fund expenses and the Investment Adviser’s profitability.

Costs of Services Provided and Profitability

The Board considered the fee rates paid by the Fund to the Investment Adviser in light of the nature, extent and quality of the services provided to the Fund. The Board also considered and reviewed the fee waiver arrangement and breakpoints to the Fund’s fee schedule that were in place for the Fund and considered the actual fee rates, after taking into account the waiver and breakpoints. The Board considered the depth and range of services provided pursuant to the Agreement, noting that the Investment Adviser also coordinates the provision of services to the Fund by affiliated and nonaffiliated service providers. The Board received and considered information comparing the Fund’s combined investment advisory and administration fee and the Fund’s net operating expenses with those of other comparable mutual funds, such peer category and comparisons having been selected and calculated by Broadridge. The Board recognized that it is difficult to make comparisons of the fee rate, or of combined advisory and administration fees, because there are variations in the services that are included in the fees paid by other funds. The Board concluded that the advisory and administration fee appeared to be both reasonable in light of the services rendered and the result of arm’s length negotiations.

With regard to profitability, the Trustees considered the compensation and benefits flowing to the Investment Adviser and BBH, directly or indirectly. The Board reviewed the Investment Adviser and BBH’s profitability data for the Fund for the nine-months ended September 30, 2019, and the previous six years. The data also included the effect of revenue generated by the shareholder servicing, custody and fund accounting fees paid by the Fund to BBH. With respect to shareholder servicing fees, the Board noted that the fee rate was standardized at 0.20% for all of the Trust’s funds, including the Fund. The Board conducted a detailed review of the allocation methods used in preparing the profitability data. The Board

26

BBH GLOBAL CORE SELECT

DISCLOSURE OF ADVISOR SELECTION (continued)

April 30, 2020 (unaudited)

focused on profitability of the Investment Adviser’s and BBH’s relationships with the Fund before taxes and distribution expenses. The Board concluded that the Investment Adviser’s and BBH’s profitability was not excessive in light of the nature, extent and quality of services provided to the Fund.

The Board also considered the effect of fall-out benefits on the expenses of the Investment Adviser and BBH such as the increased visibility of BBH’s investment management business due to the distribution of the Funds through various broker dealer platforms as well as the research services acquired by BBH through soft dollars. The Board considered other benefits received by BBH and the Investment Adviser as a result of their relationships with the Fund. These other benefits include fees received for being the Fund’s administrator, custodian, fund accounting and shareholder servicing agent. In light of the costs of providing services pursuant to the Agreement as well as the Investment Adviser and BBH’s commitment to the Fund, the ancillary benefits that the Investment Adviser and BBH received were considered reasonable.

Economies of Scale

The Board also considered the existence of economies of scale and whether those economies are passed along to the Fund’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by the Investment Adviser and BBH. The Board considered the fee schedule for the Fund, noting the existence of a graduated investment advisory fee. Based on information it had been provided over many years, the Board observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there appeared to be no uniformity or pattern in the fees and asset levels at which breakpoints apply. In light of the Fund’s current size and expense structure, the Board concluded that the current breakpoints for the Fund were reasonable. The Board concluded that the fees paid by the Fund to the Investment Adviser were reasonable based on the comparative performance, expense information, the cost of the services provided and the profits to be realized by the Investment Adviser.

27

FINANCIAL STATEMENTS  APRIL 30, 2020

BBH GLOBAL CORE SELECT

CONFLICTS OF INTEREST

April 30, 2020 (unaudited)

Conflicts of Interest

BBH, including the Investment Adviser, provides discretionary and non-discretionary investment management services and products to corporations, institutions and individual investors throughout the world. As a result, in the ordinary course of its businesses, BBH, including the Investment Adviser, may engage in activities in which its interests or the interests of its clients may conflict with or be adverse to the interests of the Funds. In addition, certain of such clients (including the Funds) utilize the services of BBH for which they will pay to BBH customary fees and expenses that will not be shared with the Funds.

The Investment Adviser and the Sub-Adviser have adopted and implemented policies and procedures that seek to manage conflicts of interest. Pursuant to such policies and procedures, the Investment Adviser and the Sub-Adviser monitor a variety of areas, including compliance with fund investment guidelines, the investment in only those securities that have been approved for purchase, and compliance with their respective Code of Ethics.

The Trust also manages these conflicts of interest. For example, the Trust has designated a chief compliance officer and has adopted and implemented policies and procedures designed to manage the conflicts identified below and other conflicts that may arise in the course of the Funds’ operations in such a way as to safeguard the Funds from being negatively affected as a result of any such potential conflicts. From time to time, the Trustees receive reports from the Investment Adviser, the Sub-Adviser and the Trust’s chief compliance officer on areas of potential conflict.

Investors should carefully review the following, which describes potential and actual conflicts of interest that BBH, the Investment Adviser and Sub-Adviser can face in the operation of their respective investment management services. This section is not, and is not intended to be, a complete enumeration or explanation of all of the potential conflicts of interest that may arise. The Investment Adviser, the Sub- Adviser and the Funds have adopted policies and procedures reasonably designed to appropriately prevent, limit or mitigate the conflicts of interest described below. Additional information about potential conflicts of interest regarding the Investment Adviser is set forth in the Investment Adviser’s Form ADV. A copy of Part 1 and Part 2A of the Investment Adviser’s Form ADV is available on the SEC’s website (www.adviserinfo.sec.gov). In addition, many of the activities that create these conflicts of interest are limited and/or prohibited by law, unless an exception is available.

Other Clients and Allocation of Investment Opportunities. BBH, the Investment Adviser, and the Sub-Adviser manage funds and accounts of clients other than the Funds (“Other Clients”). In general, BBH, the Investment Adviser, and the Sub-Adviser face conflicts of interest when they render investment advisory services to different clients and, from time to time, provide dissimilar investment advice to different clients. Investment decisions will not necessarily be made in parallel among the Funds and Other Clients. Investments made by the Funds do not, and are not intended to, replicate the investments, or the

28

BBH GLOBAL CORE SELECT

CONFLICTS OF INTEREST (continued)

April 30, 2020 (unaudited)

investment methods and strategies, of Other Clients. Accordingly, such Other Clients’ accounts may produce results that are materially different from those experienced by the Funds. Certain other conflicts of interest may arise in connection with a portfolio manager’s management of the Funds’ investments, on the one hand, and the investments of other funds or accounts for which the portfolio manager is responsible, on the other. For example, it is possible that the various funds or accounts managed by the Investment Adviser or Sub-Adviser could have different investment strategies that, at times, might conflict with one another to the possible detriment of the Funds. From time to time, the Investment Adviser and Sub-Adviser, sponsor and with other investment pools and accounts which engage in the same or similar businesses as the Funds using the same or similar investment strategies. To the extent that the same investment opportunities might be desirable for more than one account or fund, possible conflicts could arise in determining how to allocate them because the Investment Adviser or Sub-Adviser may have an incentive to allocate investment opportunities to certain accounts or funds. However, BBH and the Sub-Adviser have implemented policies and procedures designed to ensure that information relevant to investment decisions is disseminated promptly within its portfolio management teams and investment opportunities are allocated equitably among different clients. The policies and procedures require, among other things, objective allocation for limited investment opportunities, and documentation and review of justifications for any decisions to make investments only for select accounts or in a manner disproportionate to the size of the account. Nevertheless, access to investment opportunities may be allocated differently among accounts due to the particular characteristics of an account, such as size of the account, cash position, tax status, risk tolerance and investment restrictions or for other reasons.

Actual or potential conflicts of interest may also arise when a portfolio manager has management responsibilities to multiple accounts or funds, resulting in unequal commitment of time and attention to the portfolio management of the funds or accounts.

Affiliated Service Providers. Other potential conflicts might include conflicts between the Funds and its affiliated and unaffiliated service providers (e.g. conflicting duties of loyalty). In addition to providing investment management services through the SID, BBH provides administrative, custody, shareholder servicing and fund accounting services to the Funds. BBH may have conflicting duties of loyalty while servicing the Funds and/or opportunities to further its own interest to the detriment of the Funds. For example, in negotiating fee arrangements with affiliated service providers, BBH may have an incentive to agree to higher fees than it would in the case of unaffiliated providers. BBH acting in its capacity as the Funds’ administrator is the primary valuation agent of the Funds. BBH values securities and assets in the Funds according to the Funds’ valuation policies. Because the Investment Adviser’s advisory and administrative fees are calculated by reference to the Funds’ net assets, BBH and its affiliates may have an incentive to seek to overvalue certain assets.

29

FINANCIAL STATEMENTS  APRIL 30, 2020

BBH GLOBAL CORE SELECT

CONFLICTS OF INTEREST (continued)

April 30, 2020 (unaudited)

Aggregation. Potential conflicts of interest also arise with the aggregation of trade orders. Purchases and sales of securities for the Funds may be aggregated with orders for other client accounts managed by the Sub-Adviser. The Sub-Adviser, however, is not required to aggregate orders if portfolio management decisions for different accounts are made separately, or if it is determined that aggregating is not practicable, or in cases involving client direction. Prevailing trading activity frequently may make impossible the receipt of the same price or execution on the entire volume of securities purchased or sold. When this occurs, the various prices may be averaged, and the Funds will be charged or credited with the average price. Thus, the effect of the aggregation may operate on some occasions to the disadvantage of the Funds. In addition, under certain circumstances, the Funds will not be charged the same commission or commission equivalent rates in connection with an aggregated order.

Cross Trades. Under certain circumstances, the Investment Adviser and/or the Sub-Adviser, on behalf of the Funds, may seek to buy from or sell securities to another fund or account advised by BBH, the Investment Adviser or the Sub-Adviser. Subject to applicable law and regulation, BBH, the Investment Adviser or the Sub-Adviser may (but is not required to) effect purchases and sales between BBH, the Investment Adviser or the Sub-Adviser’s clients (“cross trades”), including the Funds, if BBH, the Investment Adviser or the Sub-Adviser believe such transactions are appropriate based on each party’s investment objectives and guidelines. There may be potential conflicts of interest or regulatory issues relating to these transactions which could limit the Investment Adviser or the Sub-Adviser’s decision to engage in these transactions for the Funds. BBH, the Investment Adviser and/or the Sub-Adviser may have a potentially conflicting division of loyalties and responsibilities to the parties in such transactions.

Soft Dollars. The Investment Adviser may direct brokerage transactions and/or payment of a portion of client commissions (“soft dollars”) to specific brokers or dealers or other providers to pay for research or other appropriate services which provide, in the Investment Adviser’s view, appropriate assistance in the investment decision-making process (including with respect to futures, fixed price offerings and over-the- counter transactions). The use of a broker that provides research and securities transaction services may result in a higher commission than that offered by a broker who does not provide such services. The Investment Adviser will determine in good faith whether the amount of commission is reasonable in relation to the value of research and services provided and whether the services provide lawful and appropriate assistance in its investment decision-making responsibilities.

Research or other services obtained in this manner may be used in servicing any or all of the Funds and other accounts managed by the Investment Adviser, including in connection with accounts that do not pay commissions to the broker related to the research or other service arrangements. Such products and services may disproportionately benefit other client accounts relative to the Funds based on the amount of brokerage commissions paid by the Funds and such other accounts. To the extent that the Sub-Adviser uses soft dollars, it will not have to pay for those products and services itself.

30

BBH GLOBAL CORE SELECT

CONFLICTS OF INTEREST (continued)

April 30, 2020 (unaudited)

BBH may receive research that is bundled with the trade execution, clearing, and/or settlement services provided by a particular broker-dealer. To the extent that the Sub-Adviser receives research on this basis, many of the same conflicts related to traditional soft dollars may exist. For example, the research effectively will be paid by client commissions that also will be used to pay for the execution, clearing, and settlement services provided by the broker-dealer and will not be paid by the Sub-Adviser.

Arrangements regarding compensation and delegation of responsibility may create conflicts relating to selection of brokers or dealers to execute Fund portfolio trades and/or specific uses of commissions from Fund portfolio trades, administration of investment advice and valuation of securities.

Investments in BBH Funds. From time to time BBH may invest a portion of the assets of its discretionary investment advisory clients in the Funds. That investment by BBH on behalf of its discretionary investment advisory clients in the Funds may be significant at times.

Increasing a Fund’s assets may enhance investment flexibility and diversification and may contribute to economies of scale that tend to reduce the Funds’ expense ratio. In selecting the Funds for its discretionary investment advisory clients, BBH may limit its selection to funds managed by BBH or the Investment Adviser. BBH may not consider or canvass the universe of unaffiliated investment companies available, even though there may be unaffiliated investment companies that may be more appropriate or that have superior performance. BBH, the Investment Adviser and their affiliates providing services to the Funds benefit from additional fees when the Funds is included as an investment by a discretionary investment advisory client.

BBH reserves the right to redeem at any time some or all of the shares of the Funds acquired for its discretionary investment advisory clients’ accounts. A large redemption of shares of the Funds by BBH on behalf of its discretionary investment advisory clients could significantly reduce the asset size of the Funds, which might have an adverse effect on the Funds’ investment flexibility, portfolio diversification and expense ratio.

Valuation. When market quotations are not readily available, or are believed by BBH to be unreliable, the Funds’ investments will be valued at fair value by BBH pursuant to procedures adopted by the Funds’ Board of Trustees. When determining an asset’s “fair value”, BBH seeks to determine the price that a Fund might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. The price generally may not be determined based on what the Funds might reasonably expect to receive for selling an asset at a later time or if it holds the asset to maturity. While fair value determinations will be based upon all available factors that BBH deems relevant at the time of the determination and may be based on analytical values determined by BBH using proprietary or third-party valuation models, fair value represents only a good faith approximation of the value of a security. The fair value of one or more

31

FINANCIAL STATEMENTS  APRIL 30, 2020

BBH GLOBAL CORE SELECT

CONFLICTS OF INTEREST (continued)

April 30, 2020 (unaudited)

securities may not, in retrospect, be the price at which those assets could have been sold during the period in which the particular fair values were used in determining the Funds’ net asset value. As a result, the Funds’ sale or redemption of its shares at net asset value, at a time when a holding or holdings are valued by BBH (pursuant to Board-adopted procedures) at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders.

Referral Arrangements. BBH may enter into advisory and/or referral arrangements with third parties. Such arrangements may include compensation paid by BBH to the third party. BBH may pay a solicitation fee for referrals and/or advisory or incentive fees. BBH may benefit from increased amounts of assets under management.

Personal Trading. BBH, including the Investment Adviser, and any of their respective partners, principals, directors, officers, employees, affiliates or agents, face conflicts of interest when transacting in securities for their own accounts because they could benefit by trading in the same securities as the Funds, which could have an adverse effect on the Funds. However, the Investment Adviser has implemented policies and procedures concerning personal trading by BBH Partners and employees. The policy and procedures are intended to prevent BBH Partners and employees from trading in the same securities as the Funds. However, BBH, including the Investment Adviser, has implemented policies and procedures concerning personal trading by BBH Partners and employees. The policies and procedures are intended to prevent BBH Partners and employees with access to Fund material non-public information from trading in the same securities as the Funds.

Gifts and Entertainment. From time to time, employees of BBH, including the Investment Adviser, and any of their respective partners, principals, directors, officers, employees, affiliates or agents, may receive gifts and/or entertainment from clients, intermediaries, or service providers to the Funds or BBH, including the Investment Adviser, which could have the appearance of affecting or may potentially affect the judgment of the employees, or the manner in which they conduct business. The Investment Adviser has implemented policies and procedures concerning gifts and entertainment to mitigate any impact on the judgment of BBH Partners and employees. BBH, including the Investment Adviser, has implemented policies and procedures concerning gifts and entertainment to mitigate any impact on the judgment of BBH Partners and employees.

32

BBH GLOBAL CORE SELECT

STATEMENT REGARDING LIQUIDITY RISK MANGEMENT PROGRAM

April 30, 2020 (unaudited)

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”) to promote effective liquidity risk management throughout the open-end investment company industry in order to reduce the risk that funds will be unable to meet their redemption obligations and mitigate dilution of the interests of fund shareholders.

The Board of Trustees (the “Board”) of BBH Trust met on March 11, 2020 to review the liquidity risk management program (the “Program”) applicable to the funds of BBH Trust (the “Funds”) pursuant to the Liquidity Rule. The Board has appointed three members of the Brown Brothers Harriman & Co. Mutual Fund Advisory Department, the Investment Adviser to the Funds, as the Program Administrator for each Fund’s Program. The Program Administrator provided the Board with a report (the “Report”) that addressed the operations of the Program and assessed its adequacy and effectiveness of the Program. The Report covered the period from June 1, 2019 through January 31, 2020.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing a Fund’s liquidity risk, including the following points.

Liquidity classification. The Report described the Program’s liquidity classification methodology for categorizing the Funds’ investments into one of four liquidity buckets.

Highly Liquid Investment Minimum. The Report noted that one aspect of the Liquidity Rule is a requirement that funds that are expected to have less than 50% of assets classified as other than “highly liquid” should establish a minimum percentage of highly liquid assets that the fund is expected to hold on an on-going basis. The Program Administrator monitors the percentages of assets in each category on an ongoing basis and, given that no Fund has approached the 50% threshold, has made the determination that it is not necessary to assign a Highly Liquid Investment Minimum as provided for in the Liquidity Rule to any of the Funds.

The Fund’s investment strategy and liquidity of portfolio investments during normal and reasonably foreseeable stressed market conditions. During the Program reporting period, the Program Administrator reviewed whether each Fund’s investment strategy is appropriate for an open-end fund structure with a focus on Funds with more significant and consistent holdings of less liquid and illiquid assets and factored a Fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account.

Short-term and long-term cash flow projections during normal and reasonably foreseeable stressed market conditions. During the Program reporting period, the Program Administrator reviewed historical redemption activity and used this information as a component to establish each Fund’s reasonably anticipated trading size.

33

FINANCIAL STATEMENTS  APRIL 30, 2020

BBH GLOBAL CORE SELECT

STATEMENT REGARDING LIQUIDITY RISK MANGEMENT PROGRAM (continued)

April 30, 2020 (unaudited)

The Program Administrator also took into consideration other factors such as shareholder ownership concentration, applicable distribution channels and the degree of certainty associated with a Fund’s short-term and long-term cash flow projections.

Holdings of cash and cash equivalents. The Program Administrator considered the degree to which each Fund held cash and cash equivalents as a component of each Fund’s ability to meet redemption requests.

There were no material changes to the Program during the reporting period. The report provided to the Board stated that the Program Administrator concluded that based on the operation of the Program during the reporting period, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

34

Administrator Brown Brothers Harriman & Co. 140 Broadway New York, NY 10005	Investment Adviser Brown Brothers Harriman Mutual Fund Advisory Department 140 Broadway
Distributor ALPS Distributors, Inc. 1290 Broadway, Suite 1100 Denver, Co 80203	New York, NY 10005
Shareholder Servicing Agent Brown Brothers Harriman & Co. 140 Broadway New York, NY 10005 1-800-575-1265
To obtain information or make shareholder inquiries:
By telephone: By e-mail send your request to: On the internet:	Call 1-800-575-1265 bbhfunds@bbh.com www.bbhfunds.com

This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of the Fund.

For more complete information, visit www.bbhfunds.com for a prospectus. You should consider the Fund's investment objectives, risks, charges and expenses carefully before you invest. Information about these and other important subjects is in the Fund's prospectus, which you should read carefully before investing.

Holdings and allocations are subject to change. Fund holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities. Current and future holdings are subject to risk.

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available electronically on the SEC’s website (sec.gov). For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semi-annual report, or annual report on the Fund’s web site at http://www.bbhfunds.com.

A summary of the Fund’s Proxy Voting Policy that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio, as well as a record of how the Fund voted any such proxies during the most recent 12-month period ended June 30, is available, without charge, upon request by calling the toll-free number listed above. This information is also available on the SEC’s website at www.sec.gov.

NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

BROWN
BROTHERS
HARRIMAN

Semi-Annual Report

APRIL 30, 2020

BBH PARTNER FUND — INTERNATIONAL EQUITY

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Funds' shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other Fund communications electronically from the Fund by calling 1-800-575-1265 or from your financial intermediary.

You may elect to receive all future reports in paper free of charge. You can inform the Fund by calling 1-800-575-1265 or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper may apply to all funds in the fund complex or held with your financial intermediary.

BBH PARTNER FUND – INTERNATIONAL EQUITY

PORTFOLIO ALLOCATION
April 30, 2020 (unaudited)

COUNTRY DIVERSIFICATION

	U.S. $ Value	Percent of Net Assets
Common Stock:
Australia	$32,848,623	1.9%
Bermuda	40,220,701	2.4
Canada	97,914,342	5.7
Cayman Islands	163,888,490	9.5
France	204,640,567	12.0
Germany	206,537,100	12.0
Hong Kong	53,656,874	3.1
Ireland	66,526,526	3.9
Japan	129,297,949	7.5
Luxembourg	23,665,079	1.4
Netherlands	162,211,506	9.4
South Korea	20,789,454	1.2
Spain	53,653,180	3.1
Sweden	12,084,929	0.7
Switzerland	170,420,961	10.0
Taiwan	24,902,881	1.5
United Kingdom	60,272,768	3.5
United States	78,495,819	4.6
Registered Investment Companies:
United States	75,350,000	4.4
Cash and Other Assets in Excess of Liabilities	36,914,085	2.2
NET ASSETS	$1,714,291,834	100.0%

All data as of April 30, 2020. The BBH Partner Fund – International Equity’s (the “Fund”) country diversification is expressed as a percentage of net assets and may vary over time. The Fund’s country diversification is derived from respective security’s country of incorporation.

The accompanying notes are an integral part of these financial statements.
2

BBH PARTNER FUND – INTERNATIONAL EQUITY

PORTFOLIO ALLOCATION (continued)
April 30, 2020 (unaudited)

SECTOR DIVERSIFICATION

	U.S. $ Value	Percent of Net Assets
Common Stock:
Communications	$187,553,569	10.9%
Consumer Cyclical	149,144,816	8.7
Consumer Non-Cyclical	543,008,986	31.7
Financials	151,743,933	8.8
Industrials	166,460,005	9.7
Technology	404,116,440	23.6
Registered Investment Companies	75,350,000	4.4
Cash and Other Assets in Excess of Liabilities	36,914,085	2.2
NET ASSETS	$1,714,291,834	100.0%

All data as of April 30, 2020. The Fund’s sector diversification is expressed as a percentage of net assets and may vary over time.

The accompanying notes are an integral part of these financial statements.
3

FINANCIAL STATEMENTS  APRIL 30, 2020

BBH PARTNER FUND – INTERNATIONAL EQUITY

PORTFOLIO OF INVESTMENTS
April 30, 2020 (unaudited)

Shares/ Units		Value
	COMMON STOCK (93.4%)
	AUSTRALIA (1.9%)
	CONSUMER NON-CYCLICAL
165,658	CSL, Ltd.	$32,848,623
	Total Australia	32,848,623

	BERMUDA (2.4%)
	CONSUMER NON-CYCLICAL
597,633	IHS Markit, Ltd.	40,220,701
	Total Bermuda	40,220,701

	CANADA (5.7%)
	CONSUMER CYCLICAL
1,678,496	Alimentation Couche-Tard, Inc. (Class B)	46,843,993

	TECHNOLOGY
53,099	Constellation Software, Inc.	51,070,349
	Total Canada	97,914,342

	CAYMAN ISLANDS (9.5%)
	COMMUNICATIONS
272,166	Alibaba Group Holding, Ltd. ADR[1]	55,159,883
2,049,205	Tencent Holdings, Ltd.	108,728,607
	Total Cayman Islands	163,888,490

	FRANCE (12.0%)
	CONSUMER CYCLICAL
52,203	LVMH Moet Hennessy Louis Vuitton SE	20,148,280

	CONSUMER NON-CYCLICAL
193,567	EssilorLuxottica S.A.	23,872,279
130,322	L’Oreal S.A.	37,845,660
223,274	Pernod Ricard S.A.	33,995,004
		95,712,943
	INDUSTRIALS
428,837	Safran S.A.	39,556,747

The accompanying notes are an integral part of these financial statements.
4

BBH PARTNER FUND – INTERNATIONAL EQUITY

PORTFOLIO OF INVESTMENTS (continued)
April 30, 2020 (unaudited)

Shares/ Units		Value
	COMMON STOCK (continued)
	FRANCE (continued)
	TECHNOLOGY
320,706	Capgemini SE	$30,098,972
130,813	Dassault Systemes SE	19,123,625
		49,222,597
	Total France	204,640,567
	GERMANY (12.0%)
	CONSUMER CYCLICAL
153,026	Adidas AG	34,952,278
	CONSUMER NON-CYCLICAL
563,657	Merck KGaA[1]	65,556,554
	TECHNOLOGY
890,904	SAP SE	106,028,268
	Total Germany	206,537,100
	HONG KONG (3.1%)
	FINANCIALS
5,894,125	AIA Group, Ltd.	53,656,874
	Total Hong Kong	53,656,874
	IRELAND (3.9%)
	INDUSTRIALS
1,349,515	CRH, Plc.	40,711,410
	TECHNOLOGY
139,398	Accenture, Plc. (Class A)	25,815,116
	Total Ireland	66,526,526
	JAPAN (7.5%)
	CONSUMER NON-CYCLICAL
892,965	Shiseido Co., Ltd.	52,862,959
	INDUSTRIALS
101,695	Hoya Corp.	9,326,648
94,293	Keyence Corp.	33,996,481
		43,323,129

The accompanying notes are an integral part of these financial statements.
5

FINANCIAL STATEMENTS  APRIL 30, 2020

BBH PARTNER FUND – INTERNATIONAL EQUITY

PORTFOLIO OF INVESTMENTS (continued)
April 30, 2020 (unaudited)

Shares/ Units		Value
	COMMON STOCK (continued)
	JAPAN (continued)
	TECHNOLOGY
220,330	Obic Co., Ltd.	$33,111,861
	Total Japan	129,297,949

	LUXEMBOURG (1.4%)
	COMMUNICATIONS
156,133	Spotify Technology S.A.[1]	23,665,079
	Total Luxembourg	23,665,079

	NETHERLANDS (9.4%)
	CONSUMER NON-CYCLICAL
58,391	Adyen NV1,2	57,316,326
620,437	Koninklijke Philips NV	26,983,922
		84,300,248

	TECHNOLOGY
262,848	ASML Holding NV	77,911,258
	Total Netherlands	162,211,506

	SOUTH KOREA (1.2%)
	CONSUMER NON-CYCLICAL
18,292	LG Household & Health Care, Ltd.	20,789,454
	Total South Korea	20,789,454

	SPAIN (3.1%)
	CONSUMER NON-CYCLICAL
1,115,863	Amadeus IT Group S.A.	53,653,180
	Total Spain	53,653,180

	SWEDEN (0.7%)
	INDUSTRIALS
243,259	Hexagon AB (Class B)	12,084,929
	Total Sweden	12,084,929

The accompanying notes are an integral part of these financial statements.
6

BBH PARTNER FUND – INTERNATIONAL EQUITY

PORTFOLIO OF INVESTMENTS (continued)
April 30, 2020 (unaudited)

Shares/ Units		Value
	COMMON STOCK (continued)
	SWITZERLAND (10.0%)
	CONSUMER CYCLICAL
431,181	Cie Financiere Richemont S.A.	$24,477,713

	CONSUMER NON-CYCLICAL
1,067,231	Alcon, Inc.[1]	56,276,424
189,558	Nestle S.A.	19,985,857
		76,262,281
	FINANCIALS
74,500	Partners Group Holding AG	58,616,334

	INDUSTRIALS
66,930	Sika AG	11,064,633
	Total Switzerland	170,420,961

	TAIWAN (1.5%)
	TECHNOLOGY
468,716	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	24,902,881
	Total Taiwan	24,902,881

	UNITED KINGDOM (3.5%)
	CONSUMER NON-CYCLICAL
918,169	RELX, Plc.	20,802,043

	FINANCIALS
31,343,923	Melrose Industries, Plc.	39,470,725
	Total United Kingdom	60,272,768

	UNITED STATES (4.6%)
	CONSUMER CYCLICAL
101,676	Lululemon Athletica, Inc.[1]	22,722,552
	INDUSTRIALS
27,390	Mettler-Toledo International, Inc.[1]	19,719,157
	TECHNOLOGY
273,365	Fidelity National Information Services, Inc.	36,054,110
	Total United States	78,495,819
	Total Common Stock (Cost $1,479,555,558)	1,602,027,749

The accompanying notes are an integral part of these financial statements.
7

FINANCIAL STATEMENTS  APRIL 30, 2020

BBH PARTNER FUND – INTERNATIONAL EQUITY

PORTFOLIO OF INVESTMENTS (continued)
April 30, 2020 (unaudited)

Shares/ Units		Value

	REGISTERED INVESTMENT COMPANIES (4.4%)
75,350,000	Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio, Institutional Share Class	$75,350,000
	Total Registered Investment Companies (Cost $75,350,000)	75,350,000

TOTAL INVESTMENTS (Cost $1,554,905,558)[3]	97.8%	$1,677,377,749
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES	2.2%	36,914,085
NET ASSETS	100.00%	$1,714,291,834

[1]	Non-income producing security.
[2]	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities owned at April 30, 2020 was $ 57,316,326 or 3.3% of net assets.
[3]	The aggregate cost for federal income tax purposes is $1,554,905,558, the aggregate gross unrealized appreciation is $224,715,610 and the aggregate gross unrealized depreciation is $102,243,419, resulting in net unrealized appreciation of $122,472,191.

The Fund’s country diversification is based on the respective security’s country of incorporation.

Abbreviations:

ADR – American Depositary Receipt.

The accompanying notes are an integral part of these financial statements.
8

BBH PARTNER FUND – INTERNATIONAL EQUITY

PORTFOLIO OF INVESTMENTS (continued)
April 30, 2020 (unaudited)

FAIR VALUE MEASUREMENTS

The Fund is required to disclose information regarding the fair value measurements of the Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirement established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including, for example, the risk inherent in a particular valuation technique used to measure fair value, including the model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own considerations about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Authoritative guidance establishes three levels of the fair value hierarchy as follows:

—	Level 1 – unadjusted quoted prices in active markets for identical assets and liabilities.
—	Level 2 – significant other observable inputs (including quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk, etc.).
—	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets and liabilities).

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires judgment by the investment adviser. The investment adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the investment adviser’s perceived risk of that instrument.

The accompanying notes are an integral part of these financial statements.
9

FINANCIAL STATEMENTS  APRIL 30, 2020

BBH PARTNER FUND – INTERNATIONAL EQUITY

PORTFOLIO OF INVESTMENTS (continued)
April 30, 2020 (unaudited)

Financial assets within Level 1 are based on quoted market prices in active markets. The Fund does not adjust the quoted price for these instruments.

Financial instruments that trade in markets that are not considered to be active but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include investment-grade corporate bonds, U.S. Treasury notes and bonds, and certain non-U.S. sovereign obligations and over-the-counter derivatives and foreign equity securities whose values could be impacted by events occurring before the Fund’s pricing time, but after the close of the securities’ primary markets and are, therefore, fair valued according to procedures adopted by the Board of Trustees. As Level 2 financial assets include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Financial assets classified within Level 3 have significant unobservable inputs, as they trade infrequently. Level 3 financial assets include private equity and certain corporate debt securities.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

The accompanying notes are an integral part of these financial statements.
10

BBH PARTNER FUND – INTERNATIONAL EQUITY

PORTFOLIO OF INVESTMENTS (continued)
April 30, 2020 (unaudited)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of April 30, 2020.

Investments, at value	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of April 30, 2020
Common Stock:
Australia	$—	$32,848,623	$—	$32,848,623
Bermuda	40,220,701	—	—	40,220,701
Canada	97,914,342	—	—	97,914,342
Cayman Islands	55,159,883	108,728,607	—	163,888,490
France	—	204,640,567	—	204,640,567
Germany	—	206,537,100	—	206,537,100
Hong Kong	—	53,656,874	—	53,656,874
Ireland	25,815,116	40,711,410	—	66,526,526
Japan	—	129,297,949	—	129,297,949
Luxembourg	23,665,079	—	—	23,665,079
Netherlands	—	162,211,506	—	162,211,506
South Korea	—	20,789,454	—	20,789,454
Spain	—	53,653,180	—	53,653,180
Sweden	—	12,084,929	—	12,084,929
Switzerland	—	170,420,961	—	170,420,961
Taiwan	24,902,881	—	—	24,902,881
United Kingdom	—	60,272,768	—	60,272,768
United States	78,495,819	—	—	78,495,819
Registered Investment Companies:
United States	75,350,000	—	—	75,350,000
Investments, at value	$421,523,821	$1,255,853,928	$—	$1,677,377,749

The accompanying notes are an integral part of these financial statements.
11

FINANCIAL STATEMENTS  APRIL 30, 2020

BBH PARTNER FUND – INTERNATIONAL EQUITY

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2020 (unaudited)

ASSETS:
Investments in securities, at value (Cost $1,554,905,558)	$1,677,377,749
Cash	34,323,267
Foreign currency at value (Cost $488,027)	490,712
Receivables for:
Investments sold	6,616,249
Dividends	4,326,666
Shares sold	1,191,432
Interest	30,810
Prepaid assets	7,982
Total Assets	1,724,364,867
LIABILITIES:
Payables for:
Investments purchased	8,648,481
Investment advisory and administrative fees	878,105
Shares redeemed	283,500
Custody and fund accounting fees	192,201
Professional fees	52,487
Transfer agent fees	8,871
Board of Trustees’ fees	527
Accrued expenses and other liabilities	8,861
Total Liabilities	10,073,033
NET ASSETS	$1,714,291,834
Net Assets Consist of:
Paid-in capital	$1,650,775,799
Retained earnings	63,516,035
Net Assets	$1,714,291,834
NET ASSET VALUE AND OFFERING PRICE PER SHARE
CLASS I SHARES
($1,714,291,834 ÷ 115,556,611 shares outstanding)	$$14.84

The accompanying notes are an integral part of these financial statements.
12

BBH PARTNER FUND – INTERNATIONAL EQUITY

STATEMENT OF OPERATIONS
For the six months ended April 30, 2020 (unaudited)

NET INVESTMENT INCOME:
Income:
Dividends (net of foreign withholding taxes of $536,634)	$7,389,957
Interest income	236,143
Total Income	7,626,100
Expenses:
Investment advisory and administrative fees	5,864,550
Custody and fund accounting fees	286,153
Professional fees	42,973
Board of Trustees’ fees	30,416
Transfer agent fees	17,250
Miscellaneous expenses	54,826
Total Expenses	6,296,168
Net Investment Income	1,329,932
NET REALIZED AND UNREALIZED LOSS:
Net realized loss on investments in securities	(55,140,077)
Net realized gain on foreign exchange transactions and translations	468,265
Net realized loss on investments in securities and foreign exchange transactions and translations	(54,671,812)
Net change in unrealized appreciation/(depreciation) on investments in securities	(75,254,209)
Net change in unrealized appreciation/(depreciation) on foreign currency translations	54,265
Net change in unrealized appreciation/(depreciation) on investments in securities and foreign currency translations	(75,199,944)
Net Realized and Unrealized Loss	(129,871,756)
Net Decrease in Net Assets Resulting from Operations	$(128,541,824)

The accompanying notes are an integral part of these financial statements.
13

FINANCIAL STATEMENTS  APRIL 30, 2020

BBH PARTNER FUND – INTERNATIONAL EQUITY

STATEMENTS OF CHANGES IN NET ASSETS

	For the six months ended April 30, 2020 (unaudited)	For the year ended October 31, 2019
INCREASE IN NET ASSETS:
Operations:
Net investment income	$1,329,932	$10,510,311
Net realized gain (loss) on investments in securities and foreign exchange transactions and translations	(54,671,812)	16,497,449
Net change in unrealized appreciation/(depreciation) on investments in securities and foreign currency translations	(75,199,944)	215,694,369
Net increase (decrease) in net assets resulting from operations	(128,541,824)	242,702,129
Dividends and distributions declared:
Class I	(30,519,179)	(105,213,063)
Share transactions:
Proceeds from sales of shares	224,920,375	302,686,930
Net asset value of shares issued to shareholders for reinvestment of dividends and distributions	1,103,761	4,408,555
Cost of shares redeemed	(142,865,612)	(160,123,583)
Net increase in net assets resulting from share transactions	83,158,524	146,971,902
Total increase/(decrease) in net assets	(75,902,479)	284,460,968
NET ASSETS:
Beginning of period	1,790,194,313	1,505,733,345
End of period	$1,714,291,834	$1,790,194,313

The accompanying notes are an integral part of these financial statements.
14

BBH PARTNER FUND – INTERNATIONAL EQUITY

FINANCIAL HIGHLIGHTS
Selected per share data and ratios for a Class I share outstanding throughout each period.

	For the six months ended April 30, 2020 (unaudited)	For the years ended October 31,
		2019	2018	2017*	2016	2015
Net asset value, beginning of period	$16.15	$14.90	$16.75	$14.46	$14.54	$15.16
Income from investment operations:
Net investment income[1]	0.01	0.10	0.18	0.14	0.34	0.26
Net realized and unrealized gain (loss)	(1.05)	2.19	(0.83)	2.47	(0.14)	(0.49)
Total income (loss) from investment operations	(1.04)	2.29	(0.65)	2.61	0.20	(0.23)
Less dividends and distributions:
From net investment income	(0.09)	(0.16)	(0.10)	(0.32)	(0.28)	(0.39)
From net realized gains	(0.18)	(0.88)	(1.10)	–	–	–
Total dividends and distributions	(0.27)	(1.04)	(1.20)	(0.32)	(0.28)	(0.39)
Short-term redemption fees[1]	–	–	–	0.00 [2]	0.00 [2]	0.00 [2]
Net asset value, end of period	$14.84	$16.15	$14.90	$16.75	$14.46	$14.54
Total return	(6.60)%[3]	16.92%	(4.12)%	18.51%	1.51%	(1.42)%

Ratios/Supplemental data:
Net assets, end of period (in millions)	$1,714	$1,790	$1,506	$1,426	$914	$68
Ratio of expenses to average net assets before reductions	0.70%[4]	0.71%	0.68%	0.74%	0.85%	0.89%
Expense offset arrangement	0.00%[4]	0.01%	0.03%	0.01%	0.00%[5]	0.00%[5]
Ratio of expenses to average net assets after reductions	0.70%[4]	0.70%	0.65%	0.73%	0.85%	0.89%
Ratio of net investment income to average net assets	0.15%[4]	0.66%	1.15%	0.91%	2.41%	1.77%
Portfolio turnover rate	47%[3]	135%	124%	130%	12%	18%

*	Effective February 24, 2017 Class N shares were converted into Class I shares.
[1]	Calculated using average shares outstanding for the period.
[2]	Less than $0.01.
[3]	Not annualized.
[4]	Annualized.
[5]	Less than 0.01%

The accompanying notes are an integral part of these financial statements.
15

FINANCIAL STATEMENTS  APRIL 30, 2020

BBH PARTNER FUND – INTERNATIONAL EQUITY

NOTES TO FINANCIAL STATEMENTS
April 30, 2020 (unaudited)

1.	Organization. The Fund is a separate, diversified series of BBH Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was originally organized under the laws of the State of Maryland on July 16, 1990 as BBH Fund, Inc. and re-organized as a Delaware statutory trust on June 12, 2007. The Fund commenced operations on June 6, 1997. The Fund currently offers one class of shares designated as Class I shares. The investment objective of the Fund is long-term maximization of total return, primarily through capital appreciation. As of April 30, 2020, there were seven series of the Trust.
2.	Significant Accounting Policies. The Fund’s financial statements are prepared in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The following summarizes significant accounting policies of the Fund:
A.	Valuation of Investments. (1) The value of investments listed on a securities exchange is based on the last sale price on that exchange prior to the time when assets are valued, or in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchange; (2) securities not traded on an exchange are valued at the average of the quoted bid and asked prices in the over-the-counter market; (3) securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board of Trustees (the “Board”); (4) for securities traded on international exchanges, if events which may affect the value of the Fund’s securities occur after the close of the primary exchange on which such securities trade and before the Fund’s net asset value is next determined, then those securities will be fair valued as determined in good faith under supervision of the Board. The Fund currently uses a systematic fair value model provided by an independent third party to adjust the observed values of international securities on a daily basis; (5) short-term investments, which mature in 60 days or less are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original maturity when acquired by the Fund was more than 60 days, unless the use of amortized cost is determined not to represent “fair value” by the Board.
B.	Accounting for Investments and Income. Investment transactions are accounted for on the trade date. Realized gains and losses on investment transactions are determined based on the identified cost method. Dividend income and other distributions received from portfolio securities are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of securities received at ex-date. Distributions received on

16

BBH PARTNER FUND – INTERNATIONAL EQUITY

NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2020 (unaudited)

securities that represent a return of capital are recorded as a reduction of cost of investments. Distributions received on securities that represent a capital gain are recorded as a realized gain. Interest income is accrued daily. Investment income is recorded net of any foreign taxes withheld where recovery of such tax is uncertain.
C.	Fund Expenses. Most expenses of the Trust can be directly attributed to a specific fund. Expenses which cannot be directly attributed to a fund are generally apportioned among each fund in the Trust on a net assets basis. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
D.	Forward Foreign Currency Exchange Contracts. The Fund may enter into forward foreign currency exchange contracts (“Contracts”) in connection with planned purchases or sales of securities to economically hedge the U.S. dollar value of securities denominated in a particular currency, or to increase or shift its exposure to a currency other than U.S. dollars. The Fund has no specific limitation on the percentage of assets which may be committed to these types of Contracts. The Fund could be exposed to risks if the counterparties to the Contracts are unable to meet the terms of their Contracts or if the value of the foreign currency changes unfavorably. The U.S. dollar values of foreign currency underlying all contractual commitments held by the Fund are determined using forward foreign currency exchange rates supplied by a quotation service. During the six months ended April 30, 2020, the Fund had no open contracts.
E.	Foreign Currency Translations. The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange of such currency against the U.S. dollar to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Upon the purchase or sale of a security denominated in foreign currency, the Fund may enter into forward foreign currency exchange contracts for the purchase or sale, for a fixed amount of U.S. dollars, of the amount of foreign currency involved in the underlying security transaction. Reported net realized gains and losses arise from the sales of portfolio securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. The effect of changes in foreign exchange rates on foreign denominated securities is reflected in the net realized and unrealized gain or loss on investments in securities and foreign exchange transactions and translations and net change in unrealized appreciation or depreciation on investments in securities and foreign currency translations within the Statement of Operations. Net unrealized appreciation or

17

FINANCIAL STATEMENTS  APRIL 30, 2020

BBH PARTNER FUND – INTERNATIONAL EQUITY

NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2020 (unaudited)

depreciation on foreign currency translations arise from changes in the value of the assets and liabilities, excluding investments in securities, at period end, resulting from changes in the exchange rate.
F.	Federal Income Taxes. The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on net realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities and as an expense in the Statement of Operations.

It is the Trust’s policy to comply with the requirements of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required. The Fund files a tax return annually using tax accounting methods required under provisions of the Code, which may differ from GAAP, which is the basis on which these financial statements are prepared. Accordingly, the amount of net investment income and net realized gain reported in these financial statements may differ from that reported on the Fund’s tax return, due to certain book-to-tax timing differences such as losses deferred due to “wash sale” transactions and utilization of capital loss carryforwards. These differences may result in temporary over-distributions for financial statement purposes and are classified as distributions in excess of accumulated net realized gains or net investment income. These distributions do not constitute a return of capital. Permanent differences are reclassified between paid-in capital and retained earnings/(accumulated deficit) within the Statement of Assets and Liabilities based upon their tax classification. As such, the character of distributions to shareholders reported in the Financial Highlights table may differ from that reported to shareholders on Form 1099-DIV.

The Fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (“ASC 740”). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The Fund did not have any unrecognized tax benefits as of October 31, 2019, nor were there any increases or decreases in unrecognized tax benefits for the year then ended. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Statement of Operations. During the six months ended April 30, 2020, the Fund did not incur any such interest or penalties. The Fund is subject to examination by U.S. federal and state tax authorities for returns filed for the

18

BBH PARTNER FUND – INTERNATIONAL EQUITY

NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2020 (unaudited)

prior three years. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

G.	Dividends and Distributions to Shareholders. Dividends and distributions from net investment income to shareholders, if any, are paid annually and are recorded on the ex-dividend date. Distributions from net capital gains, if any, are generally declared and paid annually and are recorded on the ex-dividend date. The Fund declared dividends and distributions in the amount of $30,519,179 to Class I shares during the six months ended April 30, 2020. In addition, the Fund designated a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

The tax character of distributions paid during the years ended October 31, 2019 and 2018, respectively, were as follows:

Distributions paid from:
	Ordinary income	Net long-term capital gain	Total taxable distributions	Tax return of capital	Total distributions paid
2019:	$52,364,709	$52,848,354	$105,213,063	$—	$105,213,063
2018:	17,240,637	85,674,766	102,915,403	—	102,915,403

As of October 31, 2019 and 2018, respectively, the components of retained earnings/(accumulated deficit) on a tax basis were as follows:

Components of retained earnings/(accumulated deficit):
	Undistributed ordinary income	Undistributed long-term capital gain	Accumulated capital and other losses	Other book/tax temporary differences	Unrealized appreciation/ (depreciation)	Total retained earnings/ (accumulated deficit)
2019:	$9,893,173	$20,608,301	$—	$(5,630,070)	$197,705,634	$222,577,038
2018:	52,353,382	52,846,121	—	(1,602,445)	(17,988,735)	85,608,323

The Fund did not have a net capital loss carryforward at October 31, 2019.

The Fund is permitted to carryforward capital losses for an unlimited period and they will retain their character as either short-term or long-term capital losses rather than being considered all short-term capital losses.

19

FINANCIAL STATEMENTS  APRIL 30, 2020

BBH PARTNER FUND – INTERNATIONAL EQUITY

NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2020 (unaudited)

Total distributions paid may differ from amounts reported in the Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid.

The differences between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

To the extent future capital gains are offset by capital loss carryforwards, if any, such gains will not be distributed.

H.	Use of Estimates. The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the reporting period. Actual results could differ from these estimates.

3.  Fees and Other Transactions with Affiliates

A.	Investment Advisory and Administrative Fees. Under a combined Investment Advisory and Administrative Services Agreement (“Agreement”) with the Trust, Brown Brothers Harriman & Co. (“BBH”) through a separately identifiable department (“SID” or “Investment Adviser”) provides investment advisory, portfolio management and administrative services to the Fund. BBH employs a “manager-of-managers” investment approach, whereby it allocates the Fund’s assets to the Fund’s sub-adviser, currently Select Equity Group, L.P. (“Select Equity Group” or the “Sub-adviser”). The Sub-adviser is responsible for investing the assets of the Fund and the Investment Adviser oversees the Sub-adviser and evaluates its performance results. The Fund’s investment advisory and administrative services fee is calculated daily and paid monthly at an annual rate equivalent to 0.65% per annum on the first $3 billion of average daily net assets and 0.60% per annum on all average daily net assets over $3 billion. The Investment Adviser pays its Sub-adviser a percentage from its investment advisory and administrative fees. For the six months ended April 30, 2020, the Fund incurred $5,864,550 for services under the Agreement.
B.	Custody and Fund Accounting Fees. BBH acts as a custodian and fund accountant and receives custody and fund accounting fees from the Fund calculated daily and incurred monthly. BBH holds all of the Fund’s cash and investments and calculates the Fund’s daily net asset value. The custody fee is an asset and transaction-based fee. The fund accounting fee is an asset-based fee calculated at 0.004% of the Fund’s net asset value. For the six months ended April 30, 2020, the Fund incurred $286,153 in custody and fund accounting fees. As per agreement with the Fund’s custodian, the Fund receives interest income on cash balances held by the custodian at the BBH Base Rate. The

20

BBH PARTNER FUND – INTERNATIONAL EQUITY

NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2020 (unaudited)

BBH Base Rate is defined as BBH’s effective trading rate in local money markets on each day. The total interest earned by the Fund for the six months ended April 30, 2020 was $236,143. This amount is included in “Interest income” in the Statement of Operations. In the event that the Fund is overdrawn, under the custody agreement with BBH, BBH will make overnight loans to the Fund to cover overdrafts. Pursuant to their agreement, the Fund will pay the Federal Funds overnight investment rate on the day of the overdraft. The total interest incurred by the Fund for the six months ended April 30, 2020, was $0. This amount is included under line item “Custody and fund accounting fees” in the Statement of Operations.
C.	Board of Trustees’ Fees. Each Trustee who is not an “interested person” as defined under the 1940 Act receives an annual fee as well as reimbursement for reasonable out-of-pocket expenses from the Fund. For the six months ended April 30, 2020, the Fund incurred $30,416 in independent Trustee compensation and expense reimbursements.
D.	Officers of the Trust. Officers of the Trust are also employees of BBH. Officers are paid no fees by the Trust for their services to the Trust.
4.	Investment Transactions. For the six months ended April 30, 2020, the cost of purchases and the proceeds of sales of investment securities, other than short-term investments, were $960,239,535 and $709,541,741, respectively.
5.	Shares of Beneficial Interest. The Trust is permitted to issue an unlimited number of Class I shares of beneficial interest, at no par value. Transactions in Class I shares were as follows:
	For the six months ended April 30, 2020 (unaudited)		For the year ended October 31, 2019
	Shares	Dollars	Shares	Dollars
Class I
Shares sold	14,235,423	$224,920,375	20,226,132	$302,686,930
Shares issued in connection with reinvestments of dividends	66,491	1,103,761	332,220	4,408,555
Shares redeemed	(9,614,414)	(142,865,612)	(10,766,674)	(160,123,583)
Net increase	4,687,500	$83,158,524	9,791,678	$146,971,902

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FINANCIAL STATEMENTS  APRIL 30, 2020

BBH PARTNER FUND – INTERNATIONAL EQUITY

NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2020 (unaudited)

6.  Principal Risk Factors and Indemnifications.

A.	Principal Risk Factors. Investing in the Fund may involve certain risks, as discussed in the Fund’s prospectus, including, but not limited to, those described below:

A shareholder may lose money by investing in the Fund (investment risk). The Fund is actively managed and the decisions by the Sub- Adviser may cause the Fund to incur losses or miss profit opportunities (management risk). Price movements may occur due to factors affecting individual companies, such as the issuance of an unfavorable earnings report, or other events affecting particular industries or the equity market as a whole (equity securities risk). The value of securities held by the Fund may fall due to changing economic, political, regulatory or market conditions, or due to a company’s or issuer’s individual situation. Natural disasters, the spread of infectious illness and other public health emergencies, recession, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse effects on world economies and markets generally (market risk). The Fund may, from time to time, invest in a limited number of issuers. As a result, the appreciation or depreciation of any one security held by the Fund will have a greater impact on the Fund’s net asset value than it would if the Fund invested in a larger number of securities. Although that strategy has the potential to generate attractive returns over time, it also increases the Fund’s volatility and may lead to greater losses (concentrated portfolio holdings risk). There are certain risks associated with investing in foreign securities not present in domestic investments, including, but not limited to, recovery of tax withheld by foreign jurisdictions (foreign investment risk), capital controls imposed by foreign governments in response to economic or political events that may impact the ability of the Fund to buy, sell or otherwise transfer securities or currency (capital controls risk), and risks from investing in securities of issuers based in developing countries (emerging markets risk). Non-U.S. currencies invested in by the Fund may depreciate against the U.S. dollar (currency exchange rate risk). The Fund’s shareholders may be adversely impacted by asset allocation decisions made by an investment adviser whose discretionary clients make up a large percentage of the Fund’s shareholders (shareholder concentration risk). The derivatives held by the Fund including forwards and futures, may be riskier than other types of investments and may increase the volatility of the Fund (derivatives risk). Derivatives may be sensitive to changes in economic and market conditions and may create leverage, which could result in losses that significantly exceed the Fund’s original investment. Derivatives expose the Fund to counter-party risk, which is the risk that the derivative counterparty will not fulfill its contractual obligations (and includes credit risk associated with the counterparty). Because the Fund invests in large cap company securities, it may underperform other funds during periods when the Fund’s large cap securities are out of favor (large cap company risk). The extent of the Fund’s exposure to these risks in respect to these financial assets is included in their value as recorded in the Fund’s Statement of Assets and Liabilities.

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BBH PARTNER FUND – INTERNATIONAL EQUITY

NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2020 (unaudited)

Please refer to the Fund’s prospectus for a complete description of the principal risks of investing in the Fund.

B.	Indemnifications. Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.
7.	Significant Events. In the beginning of 2020, there was an outbreak of the novel corona virus (COVID 19) which has impacted the financial markets and the global economy as a whole. The outbreak of COVID 19 is still ongoing and the magnitude and impact on the financial markets is highly uncertain and cannot be predicted. The effect of this impact may adversely impact the future carrying value of investments and results of operations of the Fund.

There are no other significant events to report as they relate to the Fund.

8.	Subsequent Events. Management has evaluated events and transactions that have occurred since April 30, 2020 through the date the financial statements were issued and determined that there were none that would require recognition or additional disclosure in the financial statements.

23

FINANCIAL STATEMENTS  APRIL 30, 2020

BBH PARTNER FUND – INTERNATIONAL EQUITY

DISCLOSURE OF FUND EXPENSES
April 30, 2020 (unaudited)

EXAMPLE

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested distributions, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (November 1, 2019 to April 30, 2020).

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% Hypothetical Example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

24

BBH PARTNER FUND – INTERNATIONAL EQUITY

DISCLOSURE OF FUND EXPENSES (continued)
April 30, 2020 (unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2019	Ending Account Value April 30, 2020	Expenses Paid During Period November 1, 2019 to April 30, 2020[1]
Class I
Actual	$1,000	$934	$3.37
Hypothetical[2]	$1,000	$1,021	$3.52

[1]	Expenses are equal to the Fund’s annualized expense ratio of 0.70% for I shares, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
[2]	Assumes a return of 5% before expenses. For the purposes of the calculation, the applicable annualized expenses ratio for each class of shares is subtracted from the assumed return before expenses.

25

FINANCIAL STATEMENTS  APRIL 30, 2020

BBH PARTNER FUND – INTERNATIONAL EQUITY

DISCLOSURE OF ADVISOR SELECTION
April 30, 2020 (unaudited)

Investment Advisory and Administrative Services and Sub-Advisory Agreements Approval

The 1940 Act requires that a fund’s investment advisory agreements be approved annually by the fund’s board of trustees, including by a majority of the trustees who are not parties to the investment advisory agreements or “interested persons” of any party (“Independent Trustees”). Additionally, the approval must occur at an in-person meeting called for the purpose of voting on such approval.

The Board, a majority of which is comprised of Independent Trustees, held a telephonic meeting on November 20, 2019 and an in-person meeting on December 10, 2019, to consider whether to renew the combined Amended and Restated Investment Advisory and Administrative Services Agreement (the “Advisory Agreement”) between the Trust and the Investment Adviser with respect to the existing funds in the Trust, including the Fund. At these meetings the Board also considered the renewal of the sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Advisory Agreement, the “Agreements”) between the Investment Adviser and Select Equity Group, L.P. (“Select Equity Group” or the “Sub-Adviser”). At the December 10, 2019 meeting, the Board voted to approve the renewal of the Agreements with respect to the Fund for an additional one-year term. In doing so, the Board determined that the terms of the Agreements were fair and reasonable in the best interest of the Fund and its shareholders, and that it had received sufficient information to make an informed business decision with respect to the continuation of the Agreements.

Both in the meetings specifically held to address the continuance of the Agreements and at other meetings over the course of the year, the Board requested, received and assessed a variety of materials provided by the Investment Adviser, Sub-Adviser and BBH, including, among other things, information about the nature, extent and quality of the services provided to the Fund by the Investment Adviser, the Sub-Adviser and BBH, including investment management and administrative services, the oversight of Fund service providers, marketing, risk oversight, compliance, and the ability to meet applicable legal and regulatory requirements. The Board also received comparative performance and fee and expense information for the Fund prepared by Broadridge Financial Solutions, Inc. (“Broadridge”) using data from Lipper Inc., an independent provider of investment company data (“Lipper Report”). The Board reviewed this report with Broadridge, counsel to the Trust (“Fund Counsel”) and BBH. The Board received from, and discussed with Fund Counsel a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements under the 1940 Act, as well as the guidance provided in Gartenburg v. Merrill Lynch Asset Management, Inc., which was affirmed in Jones v. Harris Associates, L.P. In addition, the Board met in executive session outside the presence of Fund management.

In approving the continuation of the Agreements, the Board considered: (a) the nature, extent and quality of services provided by the Investment Adviser and Sub-Advisers; (b) the investment performance of the Fund; (c) the advisory fee and the cost of the services and profits to be realized by the Investment Adviser from its relationship with the Fund; (d) the Fund’s costs to investors compared to the costs of comparative

26

BBH PARTNER FUND – INTERNATIONAL EQUITY

DISCLOSURE OF ADVISOR SELECTION (continued)
April 30, 2020 (unaudited)

funds and performance compared to the relevant performance of comparative funds; (e) the sharing of potential economies of scale; (f) fall-out benefits to the Investment Adviser as a result of its relationship with the Fund; and (g) other factors deemed relevant by the Board. The following is a summary of the factors the Board considered in making its determination to approve the continuance of the Agreements. No single factor reviewed by the Board was identified as the principal factor in determining whether to approve the Advisory Agreement, and individual Trustees may have given different weight to various factors. The Board reviewed these factors with Fund Counsel. The Board concluded that the fees paid by the Fund to the Investment Adviser and Select Equity Group were reasonable based on the comparative performance, expense information, the cost of the services provided, and the profits realized by the Investment Adviser.

Nature, Extent and Quality of Services

The Board noted that, under the Advisory Agreement and with respect to the Fund, the Investment Adviser, subject to the supervision of the Board, is responsible for providing administrative services and overseeing the investment advisory services provided to the Fund under the same fee structure. Pursuant to the Sub-Advisory Agreement, the Sub-Adviser, subject to the supervision of the Investment Adviser and the Board is responsible for providing a continuous investment program and making purchases and sales of portfolio securities consistent with the Fund’s investment objective and policies.

The Board received and considered information during the December 10, 2019 meeting, and over the course of the previous year, regarding the nature, extent and quality of services provided to the Fund by the Investment Adviser including: the supervision of the Sub-Adviser, supervision of operations and compliance and regulatory filings, disclosures to Fund shareholders, general oversight of service providers, organizing Board meetings and preparing the materials for such Board meetings, assisting the Board (including the Independent Trustees in their capacity as Trustees), legal and Chief Compliance Officer services for the Trust, and other services necessary for the operation of the Fund. The Board considered the resources of the Investment Adviser and BBH, as a whole dedicated to the Fund noting that, pursuant to separate agreements, BBH also provides custody and fund accounting services to the Fund. The Board considered the depth and range of services provided pursuant to the Agreement, noting that the Investment Adviser also coordinates the provision of services to the Fund by affiliated and nonaffiliated service providers.

The Board considered the scope and quality of services provided by the Investment Adviser under the Advisory Agreement. The Board also considered the policies and practices followed by BBH and the Investment Adviser. The Board noted that during the course of its regular meetings it received reports on each of the foregoing topics. The Board concluded that, overall, they were satisfied with the nature, extent and quality of the investment advisory and administrative services provided, and expected to be provided, to the Fund pursuant to the Agreements.

27

FINANCIAL STATEMENTS  APRIL 30, 2020

BBH PARTNER FUND – INTERNATIONAL EQUITY

DISCLOSURE OF ADVISOR SELECTION (continued)
April 30, 2020 (unaudited)

The Board received and considered information, during the in-person meeting held on December 10, 2019, and over the course of the year, regarding the nature, extent and quality of services provided to the Fund by the Sub-Adviser, particularly portfolio management in light of the narrower scope of services performed by the Sub-Adviser. The Board also considered brokerage policies and practices and the standards applied in seeking best execution. The Board reviewed the qualifications of the key investment personnel primarily responsible for the day-to-day portfolio management of the Fund.

Fund Performance

At the November 20, 2019 and December 10, 2019 meetings, and throughout the year, the Board received and considered performance information for the Fund provided by BBH. The Board considered the Fund’s performance relative to a peer category of other mutual funds in a report compiled by Broadridge. As part of this review, the Trustees considered the composition of the peer category, selection criteria and reputation of Broadridge who prepared the peer category analysis. The Board reviewed and discussed, with both BBH and Broadridge, the report’s findings and discussed the positioning of the Fund relative to the selected peer category. The Board considered short-term and long-term investment performance for the Fund over various periods of time as compared to a selection of peer funds, noting the Fund’s outperformance compared to its peer category in the 1-year period, average performance for the 2-, 4-, 5- and 10-year year periods and underperformance for the 3-year period ended September 30, 2019. They further noted the Fund’s historical track record of positive absolute returns was consistent with the investment approach communicated to investors. In evaluating the performance of the Fund, the Board considered the risk expectations for the Fund as well as the level of Fund performance in the context of Fund expenses and the Investment Adviser’s profitability.

Costs of Services Provided and Profitability

The Board considered the fee rates paid by the Fund to the Investment Adviser and BBH in light of the nature, extent and quality of the services provided to the Fund. The Board considered the depth and range of services provided pursuant to the Advisory Agreement, noting that the Investment Adviser also coordinates the provision of services to the Fund by affiliated and nonaffiliated service providers. The Board received and considered information comparing the Fund’s combined investment advisory and administration fee and the Fund’s net operating expenses with those of other comparable mutual funds, such peer group and comparisons having been selected and calculated by Broadridge, noting that the Fund compared favorably to the selected peer-set. The Board recognized that it is difficult to make comparisons of the fee rate, or of combined advisory and administration fees, because there are variations in the services that are included in the fees paid by other funds. The Board concluded that the advisory and administration fee appeared to be both reasonable in light of the services rendered and the result of arm’s length negotiations.

28

BBH PARTNER FUND – INTERNATIONAL EQUITY

DISCLOSURE OF ADVISOR SELECTION (continued)
April 30, 2020 (unaudited)

The Board also considered the fees paid to the Sub-Adviser for their services to the Fund. The compensation paid to the Sub-Adviser is paid by the Investment Adviser, not the Fund directly, and, accordingly, the retention of the Sub-Adviser does not increase the fees or expenses otherwise incurred by the Fund’s shareholders.

With regard to profitability, the Trustees considered the compensation flowing to the Adviser and BBH, directly or indirectly, and to the Sub-Adviser. The Board reviewed the Investment Adviser and BBH’s profitability data for the Fund for the nine months ended September 30, 2019, and for the prior ten years. The data also included the effect of revenue generated by the custody and fund accounting and administration fees paid by the Fund to BBH. The Board conducted a detailed review of the allocation methods used in preparing the profitability data. The Board also reviewed the Sub-Adviser’s profitability data for the Fund. The Board considered the effect of fall-out benefits on the expenses of the Investment Adviser and BBH such as the increased visibility of BBH’s investment management business due to the distribution of the Funds. The Board focused on profitability of the Investment Adviser’s and BBH’s relationships with the Fund before taxes and distribution expenses. The Board concluded that neither the Investment Adviser and BBH’s nor the Sub-Adviser’s profitability was excessive in light of the nature, extent and quality of services provided to the Fund. The Board considered other benefits received by BBH, the Investment Adviser, and the Sub-Adviser, as applicable, as a result of their relationships with the Fund. These other benefits include proprietary research received from brokers that execute the Fund’s purchases and sales of securities and fees received for being the Fund’s administrator, custodian, fund accounting and shareholder servicing agent. In light of the costs of providing services pursuant to the Advisory Agreement as well as the Investment Adviser and BBH’s commitment to the Fund, the ancillary benefits that the Investment Adviser and BBH received were considered reasonable.

Economies of Scale

The Board also considered the existence of economies of scale and whether those economies are passed along to the Fund’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by the Investment Adviser and BBH. The Board considered the fee schedule for the Fund, noting the existence of a graduated investment advisory fee. Based on information it had been provided over many years, the Board observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there appeared to be no uniformity or pattern in the fees and asset levels at which breakpoints apply. In light of the Fund’s current size and expense structure, the Board concluded that the current breakpoints for the Fund were reasonable. The Board concluded that the fees paid by the Fund to the Investment Adviser, and from the Investment Adviser to the Sub-Adviser, were reasonable based on the comparative performance, expense information, the cost of the services provided and the profits to be realized by the Investment Adviser.

29

FINANCIAL STATEMENTS  APRIL 30, 2020

BBH PARTNER FUND – INTERNATIONAL EQUITY

CONFLICTS OF INTEREST
April 30, 2020 (unaudited)

Conflicts of Interest

BBH, including the Investment Adviser, provides discretionary and non-discretionary investment management services and products to corporations, institutions and individual investors throughout the world. As a result, in the ordinary course of its businesses, BBH, including the Investment Adviser, may engage in activities in which its interests or the interests of its clients may conflict with or be adverse to the interests of the Funds. In addition, certain of such clients (including the Funds) utilize the services of BBH for which they will pay to BBH customary fees and expenses that will not be shared with the Funds.

The Investment Adviser and the Sub-Adviser have adopted and implemented policies and procedures that seek to manage conflicts of interest. Pursuant to such policies and procedures, the Investment Adviser and the Sub-Adviser monitor a variety of areas, including compliance with fund investment guidelines, the investment in only those securities that have been approved for purchase, and compliance with their respective Code of Ethics.

The Trust also manages these conflicts of interest. For example, the Trust has designated a chief compliance officer and has adopted and implemented policies and procedures designed to manage the conflicts identified below and other conflicts that may arise in the course of the Funds’ operations in such a way as to safeguard the Funds from being negatively affected as a result of any such potential conflicts. From time to time, the Trustees receive reports from the Investment Adviser, the Sub-Adviser and the Trust’s chief compliance officer on areas of potential conflict.

Investors should carefully review the following, which describes potential and actual conflicts of interest that BBH, the Investment Adviser and Sub-Adviser can face in the operation of their respective investment management services. This section is not, and is not intended to be, a complete enumeration or explanation of all of the potential conflicts of interest that may arise. The Investment Adviser, the Sub-Adviser and the Funds have adopted policies and procedures reasonably designed to appropriately prevent, limit or mitigate the conflicts of interest described below. Additional information about potential conflicts of interest regarding the Investment Adviser is set forth in the Investment Adviser’s Form ADV. A copy of Part 1 and Part 2A of the Investment Adviser’s Form ADV is available on the SEC’s website (www.adviserinfo.sec.gov). In addition, many of the activities that create these conflicts of interest are limited and/or prohibited by law, unless an exception is available.

Other Clients and Allocation of Investment Opportunities. BBH, the Investment Adviser, and the Sub-Adviser manage funds and accounts of clients other than the Funds (“Other Clients”). In general, BBH, the Investment Adviser, and the Sub-Adviser face conflicts of interest when they render investment advisory services to different clients and, from time to time, provide dissimilar investment advice to different clients. Investment decisions will not necessarily be made in parallel among the Funds and Other Clients. Investments made by the Funds do not, and are not intended to, replicate the investments, or the

30

BBH PARTNER FUND – INTERNATIONAL EQUITY

CONFLICTS OF INTEREST (continued)
April 30, 2020 (unaudited)

investment methods and strategies, of Other Clients. Accordingly, such Other Clients’ accounts may produce results that are materially different from those experienced by the Funds. Certain other conflicts of interest may arise in connection with a portfolio manager’s management of the Funds’ investments, on the one hand, and the investments of other funds or accounts for which the portfolio manager is responsible, on the other. For example, it is possible that the various funds or accounts managed by the Investment Adviser or Sub-Adviser could have different investment strategies that, at times, might conflict with one another to the possible detriment of the Funds. From time to time, the Investment Adviser and Sub-Adviser, sponsor and with other investment pools and accounts which engage in the same or similar businesses as the Funds using the same or similar investment strategies. To the extent that the same investment opportunities might be desirable for more than one account or fund, possible conflicts could arise in determining how to allocate them because the Investment Adviser or Sub-Adviser may have an incentive to allocate investment opportunities to certain accounts or funds. However, BBH and the Sub-Adviser have implemented policies and procedures designed to ensure that information relevant to investment decisions is disseminated promptly within its portfolio management teams and investment opportunities are allocated equitably among different clients. The policies and procedures require, among other things, objective allocation for limited investment opportunities, and documentation and review of justifications for any decisions to make investments only for select accounts or in a manner disproportionate to the size of the account. Nevertheless, access to investment opportunities may be allocated differently among accounts due to the particular characteristics of an account, such as size of the account, cash position, tax status, risk tolerance and investment restrictions or for other reasons.

Actual or potential conflicts of interest may also arise when a portfolio manager has management responsibilities to multiple accounts or funds, resulting in unequal commitment of time and attention to the portfolio management of the funds or accounts.

Affiliated Service Providers. Other potential conflicts might include conflicts between the Funds and its affiliated and unaffiliated service providers (e.g. conflicting duties of loyalty). In addition to providing investment management services through the SID, BBH provides administrative, custody, shareholder servicing and fund accounting services to the Funds. BBH may have conflicting duties of loyalty while servicing the Funds and/or opportunities to further its own interest to the detriment of the Funds. For example, in negotiating fee arrangements with affiliated service providers, BBH may have an incentive to agree to higher fees than it would in the case of unaffiliated providers. BBH acting in its capacity as the Funds’ administrator is the primary valuation agent of the Funds. BBH values securities and assets in the Funds according to the Funds’ valuation policies. Because the Investment Adviser’s advisory and administrative fees are calculated by reference to the Funds’ net assets, BBH and its affiliates may have an incentive to seek to overvalue certain assets.

31

FINANCIAL STATEMENTS  APRIL 30, 2020

BBH PARTNER FUND – INTERNATIONAL EQUITY

CONFLICTS OF INTEREST (continued)
April 30, 2020 (unaudited)

Aggregation. Potential conflicts of interest also arise with the aggregation of trade orders. Purchases and sales of securities for the Funds may be aggregated with orders for other client accounts managed by the Sub-Adviser. The Sub-Adviser, however, is not required to aggregate orders if portfolio management decisions for different accounts are made separately, or if it is determined that aggregating is not practicable, or in cases involving client direction. Prevailing trading activity frequently may make impossible the receipt of the same price or execution on the entire volume of securities purchased or sold. When this occurs, the various prices may be averaged, and the Funds will be charged or credited with the average price. Thus, the effect of the aggregation may operate on some occasions to the disadvantage of the Funds. In addition, under certain circumstances, the Funds will not be charged the same commission or commission equivalent rates in connection with an aggregated order.

Cross Trades. Under certain circumstances, the Investment Adviser and/or the Sub-Adviser, on behalf of the Funds, may seek to buy from or sell securities to another fund or account advised by BBH, the Investment Adviser or the Sub-Adviser. Subject to applicable law and regulation, BBH, the Investment Adviser or the Sub-Adviser may (but is not required to) effect purchases and sales between BBH, the Investment Adviser or the Sub-Adviser’s clients (“cross trades”), including the Funds, if BBH, the Investment Adviser or the Sub-Adviser believe such transactions are appropriate based on each party’s investment objectives and guidelines. There may be potential conflicts of interest or regulatory issues relating to these transactions which could limit the Investment Adviser or the Sub-Adviser’s decision to engage in these transactions for the Funds. BBH, the Investment Adviser and/or the Sub-Adviser may have a potentially conflicting division of loyalties and responsibilities to the parties in such transactions.

Soft Dollars. The Investment Adviser may direct brokerage transactions and/or payment of a portion of client commissions (“soft dollars”) to specific brokers or dealers or other providers to pay for research or other appropriate services which provide, in the Investment Adviser’s view, appropriate assistance in the investment decision-making process (including with respect to futures, fixed price offerings and over-the-counter transactions). The use of a broker that provides research and securities transaction services may result in a higher commission than that offered by a broker who does not provide such services. The Investment Adviser will determine in good faith whether the amount of commission is reasonable in relation to the value of research and services provided and whether the services provide lawful and appropriate assistance in its investment decision-making responsibilities.

Research or other services obtained in this manner may be used in servicing any or all of the Funds and other accounts managed by the Investment Adviser, including in connection with accounts that do not pay commissions to the broker related to the research or other service arrangements. Such products and services may disproportionately benefit other client accounts relative to the Funds based on the amount of brokerage commissions paid by the Funds and such other accounts. To the extent that the Sub-Adviser uses soft dollars, it will not have to pay for those products and services itself.

32

BBH PARTNER FUND – INTERNATIONAL EQUITY

CONFLICTS OF INTEREST (continued)
April 30, 2020 (unaudited)

BBH may receive research that is bundled with the trade execution, clearing, and/or settlement services provided by a particular broker-dealer. To the extent that the Sub-Adviser receives research on this basis, many of the same conflicts related to traditional soft dollars may exist. For example, the research effectively will be paid by client commissions that also will be used to pay for the execution, clearing, and settlement services provided by the broker-dealer and will not be paid by the Sub-Adviser.

Arrangements regarding compensation and delegation of responsibility may create conflicts relating to selection of brokers or dealers to execute Fund portfolio trades and/or specific uses of commissions from Fund portfolio trades, administration of investment advice and valuation of securities.

Investments in BBH Funds. From time to time BBH may invest a portion of the assets of its discretionary investment advisory clients in the Funds. That investment by BBH on behalf of its discretionary investment advisory clients in the Funds may be significant at times.

Increasing a Fund’s assets may enhance investment flexibility and diversification and may contribute to economies of scale that tend to reduce the Funds’ expense ratio. In selecting the Funds for its discretionary investment advisory clients, BBH may limit its selection to funds managed by BBH or the Investment Adviser. BBH may not consider or canvass the universe of unaffiliated investment companies available, even though there may be unaffiliated investment companies that may be more appropriate or that have superior performance. BBH, the Investment Adviser and their affiliates providing services to the Funds benefit from additional fees when the Funds is included as an investment by a discretionary investment advisory client.

BBH reserves the right to redeem at any time some or all of the shares of the Funds acquired for its discretionary investment advisory clients’ accounts. A large redemption of shares of the Funds by BBH on behalf of its discretionary investment advisory clients could significantly reduce the asset size of the Funds, which might have an adverse effect on the Funds’ investment flexibility, portfolio diversification and expense ratio.

Valuation. When market quotations are not readily available, or are believed by BBH to be unreliable, the Funds’ investments will be valued at fair value by BBH pursuant to procedures adopted by the Funds’ Board of Trustees. When determining an asset’s “fair value”, BBH seeks to determine the price that a Fund might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. The price generally may not be determined based on what the Funds might reasonably expect to receive for selling an asset at a later time or if it holds the asset to maturity. While fair value determinations will be based upon all available factors that BBH deems relevant at the time of the determination and may be based on analytical values determined by BBH using proprietary or third-party valuation models, fair value represents only a good faith approximation of the value of a security. The fair value of one or more

33

FINANCIAL STATEMENTS  APRIL 30, 2020

BBH PARTNER FUND – INTERNATIONAL EQUITY

CONFLICTS OF INTEREST (continued)
April 30, 2020 (unaudited)

securities may not, in retrospect, be the price at which those assets could have been sold during the period in which the particular fair values were used in determining the Funds’ net asset value. As a result, the Funds’ sale or redemption of its shares at net asset value, at a time when a holding or holdings are valued by BBH (pursuant to Board-adopted procedures) at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders.

Referral Arrangements. BBH may enter into advisory and/or referral arrangements with third parties. Such arrangements may include compensation paid by BBH to the third party. BBH may pay a solicitation fee for referrals and/or advisory or incentive fees. BBH may benefit from increased amounts of assets under management.

Personal Trading. BBH, including the Investment Adviser, and any of their respective partners, principals, directors, officers, employees, affiliates or agents, face conflicts of interest when transacting in securities for their own accounts because they could benefit by trading in the same securities as the Funds, which could have an adverse effect on the Funds. However, the Investment Adviser has implemented policies and procedures concerning personal trading by BBH Partners and employees. The policy and procedures are intended to prevent BBH Partners and employees from trading in the same securities as the Funds. However, BBH, including the Investment Adviser, has implemented policies and procedures concerning personal trading by BBH Partners and employees. The policies and procedures are intended to prevent BBH Partners and employees with access to Fund material non-public information from trading in the same securities as the Funds.

Gifts and Entertainment. From time to time, employees of BBH, including the Investment Adviser, and any of their respective partners, principals, directors, officers, employees, affiliates or agents, may receive gifts and/or entertainment from clients, intermediaries, or service providers to the Funds or BBH, including the Investment Adviser, which could have the appearance of affecting or may potentially affect the judgment of the employees, or the manner in which they conduct business. The Investment Adviser has implemented policies and procedures concerning gifts and entertainment to mitigate any impact on the judgment of BBH Partners and employees. BBH, including the Investment Adviser, has implemented policies and procedures concerning gifts and entertainment to mitigate any impact on the judgment of BBH Partners and employees.

34

BBH PARTNER FUND – INTERNATIONAL EQUITY

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM
April 30, 2020 (unaudited)

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”) to promote effective liquidity risk management throughout the open-end investment company industry in order to reduce the risk that funds will be unable to meet their redemption obligations and mitigate dilution of the interests of fund shareholders.

The Board of Trustees (the “Board”) of BBH Trust met on March 11, 2020 to review the liquidity risk management program (the “Program”) applicable to the funds of BBH Trust (the “Funds”) pursuant to the Liquidity Rule. The Board has appointed three members of the Brown Brothers Harriman & Co. Mutual Fund Advisory Department, the Investment Adviser to the Funds, as the Program Administrator for each Fund’s Program. The Program Administrator provided the Board with a report (the “Report”) that addressed the operations of the Program and assessed its adequacy and effectiveness of the Program. The Report covered the period from June 1, 2019 through January 31, 2020.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing a Fund’s liquidity risk, including the following points.

Liquidity classification. The Report described the Program’s liquidity classification methodology for categorizing the Funds’ investments into one of four liquidity buckets.

Highly Liquid Investment Minimum. The Report noted that one aspect of the Liquidity Rule is a requirement that funds that are expected to have less than 50% of assets classified as other than “highly liquid” should establish a minimum percentage of highly liquid assets that the fund is expected to hold on an on-going basis. The Program Administrator monitors the percentages of assets in each category on an ongoing basis and, given that no Fund has approached the 50% threshold, has made the determination that it is not necessary to assign a Highly Liquid Investment Minimum as provided for in the Liquidity Rule to any of the Funds.

The Fund’s investment strategy and liquidity of portfolio investments during normal and reasonably foreseeable stressed market conditions. During the Program reporting period, the Program Administrator reviewed whether each Fund’s investment strategy is appropriate for an open-end fund structure with a focus on Funds with more significant and consistent holdings of less liquid and illiquid assets and factored a Fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account.

Short-term and long-term cash flow projections during normal and reasonably foreseeable stressed market conditions. During the Program reporting period, the Program Administrator reviewed historical redemption activity and used this information as a component to establish each Fund’s reasonably anticipated trading size.

35

FINANCIAL STATEMENTS  APRIL 30, 2020

BBH PARTNER FUND – INTERNATIONAL EQUITY

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM (continued)
April 30, 2020 (unaudited)

The Program Administrator also took into consideration other factors such as shareholder ownership concentration, applicable distribution channels and the degree of certainty associated with a Fund’s short-term and long-term cash flow projections.

Holdings of cash and cash equivalents. The Program Administrator considered the degree to which each Fund held cash and cash equivalents as a component of each Fund’s ability to meet redemption requests.

There were no material changes to the Program during the reporting period. The report provided to the Board stated that the Program Administrator concluded that based on the operation of the Program during the reporting period, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

36

Administrator
Brown Brothers Harriman & Co.
140 Broadway
New York, NY 10005

Distributor
ALPS Distributors, Inc.
1290 Broadway, Suite 1100
Denver, CO 80203

Shareholder Servicing Agent
Brown Brothers Harriman & Co.
140 Broadway
New York, NY 10005
1-800-575-1265
Investment Adviser Brown Brothers Harriman Mutual Fund Advisory Department 140 Broadway New York, NY 10005

To obtain information or make shareholder inquiries:

By telephone:	Call 1-800-575-1265
By E-mail send your request to:	bbhfunds@bbh.com
On the internet:	www.bbhfunds.com

This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of the Fund.

For more complete information, visit www.bbhfunds.com for a prospectus. You should consider the Fund’s investment objectives, risks, charges and expenses carefully before you invest. Information about these and other important subjects is in the Fund’s prospectus, which you should read carefully before investing.

Holdings and allocations are subject to change. Fund holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities. Current and future holdings are subject to risk.

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available electronically on the SEC’s website (sec.gov). For a complete list of a fund’s portfolio holdings, view the most recent holdings listing, semi-annual report, or annual report on the Fund’s web site at http://www.bbhfunds.com.

A summary of the Fund’s Proxy Voting Policy that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio, as well as a record of how the Fund voted any such proxies during the most recent 12-month period ended June 30, is available, without charge, upon request by calling the toll-free number listed above. This information is also available on the SEC’s website at www.sec.gov.

NOT FDIC INSURED  NO BANK GUARANTEE MAY LOSE VALUE

BROWN BROTHERS HARRIMAN

Semi-Annual Report

APRIL 30, 2020

BBH LIMITED DURATION FUND

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Funds' shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other Fund communications electronically from the Fund by calling 1-800-575-1265 or from your financial intermediary.

You may elect to receive all future reports in paper free of charge. You can inform the Fund by calling 1-800-575-1265 or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper may apply to all funds in the fund complex or held with your financial intermediary.

BBH LIMITED DURATION FUND

PORTFOLIO ALLOCATION
April 30, 2020 (unaudited)

BREAKDOWN BY SECURITY TYPE

	U.S. $ Value	Percent of Net Assets
Asset Backed Securities	$2,313,659,091	34.6%
Commercial Mortgage Backed Securities	355,639,648	5.3
Corporate Bonds	2,333,089,426	34.8
Loan Participations and Assignments	607,691,633	9.1
Municipal Bonds	103,829,856	1.5
Residential Mortgage Backed Securities	113,525,624	1.7
U.S. Government Agency Obligations	45,381,719	0.7
U.S. Treasury Bills	882,464,859	13.2
Liabilities in Excess of Other Assets	(59,438,334)	(0.9)
NET ASSETS	$6,695,843,522	100.0%

All data as of April 30, 2020. The BBH Limited Duration Fund’s (the “Fund”) sector diversification is expressed as a percentage of net assets and may vary over time.

The accompanying notes are an integral part of these financial statements.

2

BBH LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS
April 30, 2020 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	ASSET BACKED SECURITIES (34.6%)
$ 14,797,880	AIM Aviation Finance, Ltd. 2015-1A1	02/15/40	4.213%	$11,069,584
10,504,800	Amur Equipment Finance Receivables V LLC 2018-1A1	12/20/23	3.240	10,546,609
14,929,274	Amur Equipment Finance Receivables VI LLC 2018-2A1	07/20/22	3.890	15,151,022
17,190,000	Amur Equipment Finance Receivables VII LLC 2019-1A1	06/20/24	2.630	17,299,488
630,738	ARI Fleet Lease Trust 2017-A1	04/15/26	1.910	630,529
29,570,000	BCC Funding Corp. XVI LLC 2019-1A1	08/20/24	2.460	28,953,702
15,702,931	Business Jet Securities LLC 2018-1[1]	02/15/33	4.335	13,563,059
35,846,417	Business Jet Securities LLC 2018-2[1]	06/15/33	4.447	30,352,993
23,575,863	Capital Automotive LLC 2017-1A1	04/15/47	3.870	23,561,121
20,690,000	CARS-DB4 LP 2020-1A1	02/15/50	3.190	19,889,181
24,274,563	Cazenovia Creek Funding II LLC 2018-1A1	07/15/30	3.561	23,941,826
1,573,509	CCG Receivables Trust 2017-1[1]	11/14/23	1.840	1,573,209
3,060,041	CCG Receivables Trust 2018-1[1]	06/16/25	2.500	3,066,277
6,528,871	Chesapeake Funding II LLC 2017-2A1	05/15/29	1.990	6,503,559
9,366,827	Chesapeake Funding II LLC 2017-4A1	11/15/29	2.120	9,274,981
16,590,715	Chesapeake Funding II LLC 2018-1A1	04/15/30	3.040	16,549,809
28,215,843	Chesapeake Funding II LLC 2019-1A1	04/15/31	2.940	28,270,864
17,147,040	Chesterfield Financial Holdings LLC 2014-1A1	12/15/34	4.500	16,764,181
11,943,506	CIG Auto Receivables Trust 2019-1A1	08/15/24	3.330	11,916,743
7,124,927	Credit Acceptance Auto Loan Trust 2017-2A1	02/17/26	2.550	7,127,654
10,950,201	Credit Acceptance Auto Loan Trust 2017-3A1	06/15/26	2.650	10,955,948
18,960,000	Credit Acceptance Auto Loan Trust 2019-3A1	11/15/28	2.380	18,809,300
9,405,429	Daimler Trucks Retail Trust 2018-1[1]	07/15/21	2.850	9,414,427
57,920,000	Delamare Cards MTN Issuer, Plc. 2018-1A (1-Month USD-LIBOR + 0.700%)[1,2]	11/19/25	1.418	56,786,031
7,712,105	Drive Auto Receivables Trust 2019-3 (1-Month USD-LIBOR + 0.380%)[2]	09/15/22	1.194	7,701,543

The accompanying notes are an integral part of these financial statements.

financial statements april 30, 2020	3

BBH LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS (continued)
April 30, 2020 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	ASSET BACKED SECURITIES (continued)
$ 11,656,271	Drive Auto Receivables Trust 2019-4	06/15/22	2.320%	$11,679,814
9,523,027	ECAF I, Ltd. 2015-1A1	06/15/40	3.473	8,293,412
4,622,336	Elm Trust 2016-1A1	06/20/25	4.163	4,633,871
23,340,000	Elm Trust 2018-2A1	10/20/27	4.605	22,477,120
853,568	Enterprise Fleet Financing LLC 2017-2[1]	01/20/23	1.970	853,778
5,204,970	Enterprise Fleet Financing LLC 2017-3[1]	05/22/23	2.130	5,200,512
9,853,897	Enterprise Fleet Financing LLC 2018-1[1]	10/20/23	2.870	9,894,682
21,178,854	Enterprise Fleet Financing LLC 2019-1[1]	10/20/24	2.980	21,216,347
9,987,565	Exeter Automobile Receivables Trust 2019-3A1	09/15/22	2.590	10,002,724
18,439,505	Exeter Automobile Receivables Trust 2019-4A1	01/17/23	2.180	18,429,293
20,622,064	Exeter Automobile Receivables Trust 2020-1A1	06/15/23	2.050	20,594,859
34,105,000	FNA LLC 2019-1	12/10/31	3.000	32,399,750
44,320,000	Ford Credit Floorplan Master Owner Trust A 2017-2	09/15/22	2.160	44,000,954
854,434	Foursight Capital Automobile Receivables Trust 2017-1[1]	04/15/22	2.370	853,868
2,197,366	Foursight Capital Automobile Receivables Trust 2018-2[1]	04/15/22	3.320	2,200,888
11,528,050	Foursight Capital Automobile Receivables Trust 2019-1[1]	03/15/23	2.580	11,577,744
18,000,000	Foursight Capital Automobile Receivables Trust 2020-1[1]	09/15/23	1.970	17,938,784
3,660,431	FREED ABS Trust 2018-1[1]	07/18/24	3.610	3,630,348
2,437,920	FREED ABS Trust 2018-2[1]	10/20/25	3.990	2,414,677
19,696,070	FREED ABS Trust 2019-2[1]	11/18/26	2.620	19,293,196
21,749,020	FREED ABS Trust 2020-FP1[1]	03/18/27	2.520	20,891,430
1,781,328	GM Financial Consumer Automobile 2017-1A1	10/18/21	1.780	1,784,043
32,520,000	GMF Floorplan Owner Revolving Trust 2017-2[1]	07/15/22	2.130	32,534,627
24,690,000	Hercules Capital Funding Trust 2018-1A1	11/22/27	4.605	24,777,025
6,175,738	Hertz Fleet Lease Funding LP 2017-1[1]	04/10/31	2.130	6,052,505

The accompanying notes are an integral part of these financial statements.

4

BBH LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS (continued)
April 30, 2020 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	ASSET BACKED SECURITIES (continued)
$ 19,930,000	Hertz Vehicle Financing LLC 2018-2A1	06/27/22	3.650%	$18,536,706
14,220,000	Lendmark Funding Trust 2018-1A1	12/21/26	3.810	13,447,306
28,190,000	Lendmark Funding Trust 2019-1A1	12/20/27	3.000	25,333,764
21,710,000	Lendmark Funding Trust 2019-2A1	04/20/28	2.780	19,323,880
29,605,000	Mariner Finance Issuance Trust 2018-AA1	11/20/30	4.200	28,259,148
12,620,000	Mariner Finance Issuance Trust 2019-AA1	07/20/32	2.960	10,944,522
7,174,223	MCA Fund II Holding LLC 2017-1 (3-Month USD-LIBOR + 1.650%)[1,2]	08/15/28	3.560	7,155,249
20,450,000	MelTel Land Funding LLC 2019-1A1	04/15/49	3.768	20,495,149
2,891,250	Motor Plc. 2017-1A (1-Month USD-LIBOR + 0.530%)[1,2]	09/25/24	1.017	2,889,368
2,448,662	Nationstar HECM Loan Trust 2018-2A1,2,3	07/25/28	3.188	2,447,088
19,815,000	Nationstar HECM Loan Trust 2018-3A1,2,3	11/25/28	3.903	19,453,172
18,583,228	Nationstar HECM Loan Trust 2019-2A1,2,3	11/25/29	2.272	18,481,447
12,630,000	Navistar Financial Dealer Note Master Owner Trust II 2019-1 (1-Month USD-LIBOR + 0.640%)[1,2]	05/25/24	1.127	12,370,715
19,000,000	Neuberger Berman Loan Advisers Clo 36 Ltd. 2020-36A (3-Month USD-LIBOR + 1.700%)[1,2]	04/20/33	2.875	18,211,853
6,056,808	New Mexico Educational Assistance Foundation 2013-1 (1-Month USD-LIBOR + 0.700%)[2]	01/02/25	1.685	5,997,209
7,418,407	Newtek Small Business Loan Trust 2016-1A (1-Month USD-LIBOR + 3.000%)[1,2]	02/25/42	3.487	7,366,461
16,020,000	NextGear Floorplan Master Owner Trust 2017-2A1	10/17/22	2.560	15,944,603
21,040,000	NextGear Floorplan Master Owner Trust 2018-2A1	10/15/23	3.690	20,794,945

The accompanying notes are an integral part of these financial statements.

financial statements april 30, 2020	5

BBH LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS (continued)
April 30, 2020 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	ASSET BACKED SECURITIES (continued)
$ 21,800,000	NextGear Floorplan Master Owner Trust 2019-1A1	02/15/24	3.210%	$20,936,330
17,140,000	NextGear Floorplan Master Owner Trust 2019-2A1	10/15/24	2.070	16,532,392
30,640,000	NextGear Floorplan Master Owner Trust 2020-1A1	02/18/25	1.550	28,703,592
15,778,894	NMEF Funding LLC 2019-A1	08/17/26	2.730	15,747,147
32,330,000	NRZ Advance Receivables Trust 2019-T1[1]	07/15/52	2.590	31,259,567
38,465,000	OnDeck Asset Securitization Trust LLC 2018-1A1	04/18/22	3.500	38,465,581
25,020,000	OneMain Financial Issuance Trust 2019-1A1	02/14/31	3.480	25,213,907
24,865,000	Oportun Funding X LLC 2018-C1	10/08/24	4.100	23,003,862
44,890,000	Oportun Funding XII LLC 2018-D1	12/09/24	4.150	42,205,722
26,430,000	Oportun Funding XIII LLC 2019-A1	08/08/25	3.080	23,688,839
1,497,949	OSCAR US Funding Trust IX LLC 2018-2A1	08/10/21	3.150	1,499,067
18,920,000	OSCAR US Funding Trust IX LLC 2018-2A1	09/12/22	3.390	19,199,506
24,756,275	OSCAR US Funding Trust X LLC 2019-1A1	04/11/22	3.100	24,926,542
13,441,896	OSCAR US Funding Trust XI LLC 2019-2A1	08/10/22	2.490	13,512,895
2,833,404	Oxford Finance Funding LLC 2016-1A1	06/17/24	3.968	2,835,097
20,000,000	Palmer Square Loan Funding, Ltd. 2019-3A (3-Month USD-LIBOR + 1.600%)[1,2]	08/20/27	3.295	19,283,850
15,000,000	Palmer Square Loan Funding, Ltd. 2019-4A (3-Month USD-LIBOR + 1.600%)[1,2]	10/24/27	2.620	14,331,355
45,380,000	Pawnee Equipment Receivables Series LLC 2019-1[1]	10/15/24	2.290	45,239,209
26,450,000	PFS Financing Corp. 2017-BA1	07/15/22	2.220	26,442,454
34,310,000	PFS Financing Corp. 2017-D1	10/17/22	2.400	33,991,785

The accompanying notes are an integral part of these financial statements.

6

BBH LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS (continued)
April 30, 2020 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	ASSET BACKED SECURITIES (continued)
$ 21,680,000	PFS Financing Corp. 2018-B1	02/15/23	2.890%	$21,673,849
18,200,000	PFS Financing Corp. 2019-A1	04/15/24	2.860	17,736,721
27,650,000	PFS Financing Corp. 2019-C1	10/15/24	2.230	26,935,250
17,940,000	Regional Management Issuance Trust 2018-1[1]	07/15/27	3.830	17,424,266
41,500,000	Regional Management Issuance Trust 2018-2[1]	01/18/28	4.560	39,149,278
27,400,000	Republic Finance Issuance Trust 2019-A1	11/22/27	3.430	24,484,388
7,342,191	RMF Buyout Issuance Trust 2018-1[1,2,3]	11/25/28	3.436	7,338,832
10,736,935	RMF Buyout Issuance Trust 2019-1[1,2,3]	07/25/29	2.475	10,719,283
34,490,000	Santander Revolving Auto Loan Trust 2019-A1	01/26/32	2.510	33,314,212
13,979,894	SCF Equipment Leasing LLC 2019-1A1	03/20/23	3.040	13,961,801
23,350,789	SCF Equipment Leasing LLC 2019-2A1	06/20/24	2.220	23,319,308
12,488,005	Shenton Aircraft Investment I, Ltd. 2015-1A1	10/15/42	4.750	10,259,931
31,090,000	SPS Servicer Advance Receivables Trust Advance Receivables Backed Notes 2019-T1[1]	10/15/51	2.240	30,680,812
51,215,433	Stack Infrastructure Issuer LLC 2019-1A1	02/25/44	4.540	51,454,399
30,805,000	SWC Funding LLC 2018-1A1,4	08/15/33	4.750	32,678,850
10,862,500	TAL Advantage V LLC 2014-3A1	11/21/39	3.270	10,469,752
2,010,667	Tax Ease Funding LLC 2016-1A1	06/15/28	3.131	2,010,760
20,205,633	Textainer Marine Containers V, Ltd. 2017-1A1	05/20/42	3.720	19,228,308
28,195,283	Textainer Marine Containers V, Ltd. 2017-2A1	06/20/42	3.520	26,877,427
4,473,555	THL Credit Wind River CLO, Ltd. 2012-1A (3-Month USD-LIBOR + 0.880%)[1,2]	01/15/26	2.099	4,418,880
32,040,000	THL Credit Wind River CLO, Ltd. 2017-1A (3-Month USD-LIBOR + 1.140%)[1,2]	04/18/29	2.275	30,859,313
2,460,497	TLF National Tax Lien Trust 2017-1A1	12/15/29	3.090	2,467,863

The accompanying notes are an integral part of these financial statements.

financial statements april 30, 2020	7

BBH LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS (continued)
April 30, 2020 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	ASSET BACKED SECURITIES (continued)
$ 61,740,000	Trafigura Securitisation Finance, Plc. 2017-1A1	12/15/20	2.470%	$61,436,795
27,390,000	Trafigura Securitisation Finance, Plc. 2018-1A1	03/15/22	3.730	27,966,779
41,825,140	Triton Container Finance IV LLC 2017-2A1	08/20/42	3.620	39,767,017
983,875	Utah State Board of Regents 2011-1 (3-Month USD-LIBOR + 0.850%)[2]	05/01/29	2.613	982,143
1,049,013	Veros Automobile Receivables Trust 2018-1[1]	05/15/23	3.630	1,049,035
24,958,748	Veros Automobile Receivables Trust 2020-1[1]	09/15/23	1.670	24,739,113
13,425,888	Westlake Automobile Receivables Trust 2019-1A1	05/16/22	3.060	13,471,366
31,885,092	Westlake Automobile Receivables Trust 2019-2A (1-Month USD-LIBOR + 0.470%)[1,2]	02/15/23	1.284	31,699,008
27,290,000	Westlake Automobile Receivables Trust 2019-3A1	02/15/23	2.150	27,383,184
64,480,000	World Financial Network Credit Card Master Trust 2017-A	03/15/24	2.120	64,478,601
50,885,000	World Financial Network Credit Card Master Trust 2018-A	12/16/24	3.070	51,228,062
1,152,823	World Omni Select Auto Trust 2018-1A1	04/15/22	3.240	1,153,340
23,355,833	WRG Debt Funding II LLC 2017-1[1]	03/15/26	4.458	23,069,990
	Total Asset Backed Securities (Cost $2,373,224,488)			2,313,659,091

	COMMERCIAL MORTGAGE BACKED SECURITIES (5.3%)
26,807,000	BB-UBS Trust 2012-TFT[1,2,3]	06/05/30	3.468	26,738,749
24,314,692	BX Commercial Mortgage Trust 2018-IND (1-Month USD-LIBOR + 0.750%)[1,2]	11/15/35	1.564	23,503,469

The accompanying notes are an integral part of these financial statements.

8

BBH LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS (continued)
April 30, 2020 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	COMMERCIAL MORTGAGE BACKED SECURITIES (continued)
$ 14,818,262	BX Commercial Mortgage Trust 2019-XL (1-Month USD-LIBOR + 0.920%)[1,2]	10/15/36	1.734%	$14,445,672
30,200,000	BX Trust 2019-RP (1-Month USD-LIBOR + 1.045%)[1,2]	06/15/34	1.859	27,620,162
14,449,698	BXMT, Ltd. 2017-FL1 (1-Month USD-LIBOR + 0.870%)[1,2]	06/15/35	1.630	14,060,957
39,480,000	BXMT, Ltd. 2020-FL2 (1-Month USD-LIBOR + 0.900%)[1,2]	02/16/37	1.651	37,110,805
31,329,000	CG-CCRE Commercial Mortgage Trust 2014-FL2 (1-Month USD-LIBOR + 2.900%)[1,2]	11/15/31	3.391	31,319,601
1,699,599	Commercial Mortgage Pass Through Certificates 2013-GAM[1]	02/10/28	1.705	1,686,811
9,690,000	Commercial Mortgage Pass Through Certificates 2013-GAM[1,2,3]	02/10/28	3.417	9,464,423
19,481,723	HPLY Trust 2019-HIT (1-Month USD-LIBOR + 1.000%)[1,2]	11/15/36	1.814	17,780,622
34,640,000	KKR Industrial Portfolio Trust 2020-AIP (1-Month USD-LIBOR + 1.037%)[1,2]	03/15/37	1.851	33,497,843
10,100,000	KREF, Ltd. 2018-FL1A (1-Month USD-LIBOR + 1.100%)[1,2]	06/15/36	1.851	9,739,395
32,615,000	Morgan Stanley Capital I Trust 2017-CLS (1-Month USD-LIBOR + 0.700%)[1,2]	11/15/34	1.514	31,513,611
3,344,441	RETL 2019-RVP (1-Month USD-LIBOR + 1.150%)[1,2]	03/15/36	1.964	3,071,877
24,260,000	STWD, Ltd. 2019-FL1 (1-Month USD-LIBOR + 1.080%)[1,2]	07/15/38	1.894	23,067,708
53,364,000	TPG Real Estate Finance Issuer, Ltd. 2018-FL2 (1-Month USD-LIBOR + 1.130%)[1,2]	11/15/37	1.881	51,017,943
	Total Commercial Mortgage Backed Securities (Cost $369,358,181)			355,639,648

The accompanying notes are an integral part of these financial statements.

financial statements april 30, 2020	9

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PORTFOLIO OF INVESTMENTS (continued)
April 30, 2020 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value

	CORPORATE BONDS (34.8%)
	AGRICULTURE (1.0%)
$ 23,089,000	Bunge, Ltd. Finance Corp.	11/24/20	3.500%	$23,212,387
44,350,000	Bunge, Ltd. Finance Corp.	03/15/24	4.350	46,228,195
				69,440,582

	AUTO MANUFACTURERS (0.8%)
54,780,000	General Motors Financial Co., Inc.	11/06/20	2.450	54,210,739

	BANKS (13.1%)
14,895,000	ANZ New Zealand Int’l, Ltd., London Branch[1]	03/19/24	3.400	15,784,376
19,435,000	ASB Bank, Ltd.[1]	06/14/23	3.750	20,500,527
38,090,000	Australia & New Zealand Banking Group, Ltd.	11/16/20	2.700	38,457,704
25,185,000	Australia & New Zealand Banking Group, Ltd.	05/19/22	2.625	25,828,388
54,710,000	Bank of New Zealand[1]	02/20/24	3.500	57,389,544
16,372,000	Barclays Bank, Plc.	10/14/20	5.140	16,570,760
14,660,000	BNZ International Funding, Ltd., London Branch[1]	03/01/23	3.375	15,262,883
19,610,000	Canadian Imperial Bank of Commerce (SOFR + 0.800%)[2]	03/17/23	0.821	18,905,805
17,189,000	Citigroup, Inc.	10/26/20	2.650	17,309,247
9,198,000	Citigroup, Inc.	08/02/21	2.350	9,283,114
17,940,000	Commonwealth Bank of Australia[1]	09/06/21	2.000	18,129,624
23,400,000	DNB Bank ASA[1]	12/02/22	2.150	23,901,540
10,635,000	Fifth Third Bancorp	01/25/24	3.650	11,237,725
45,888,000	Goldman Sachs Group, Inc.	07/27/21	5.250	47,882,631
33,270,000	JPMorgan Chase & Co. (SOFR + 1.585%)[2]	03/13/26	2.005	33,592,924
40,945,000	Lloyds Bank, Plc.	08/17/20	2.700	41,136,487
33,923,000	Lloyds Banking Group, Plc.	03/12/24	3.900	35,683,646
40,735,000	Morgan Stanley	01/25/21	5.750	42,065,103
13,760,000	National Australia Bank, Ltd.	09/20/21	3.375	14,142,305
16,070,000	Santander Holdings USA, Inc.	06/07/24	3.500	16,256,460

The accompanying notes are an integral part of these financial statements.

10

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PORTFOLIO OF INVESTMENTS (continued)
April 30, 2020 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	CORPORATE BONDS (continued)
	BANKS (continued)
$ 39,890,000	Skandinaviska Enskilda Banken AB1	11/17/20	2.625%	$40,243,915
12,345,000	Skandinaviska Enskilda Banken AB	03/15/21	2.625	12,527,470
6,979,000	Svenska Handelsbanken AB	10/01/20	2.400	7,032,223
30,395,000	Svenska Handelsbanken AB	11/20/23	3.900	32,658,597
25,085,000	Toronto-Dominion Bank	04/07/21	2.125	25,384,533
45,355,000	Toronto-Dominion Bank	06/11/21	3.250	46,501,517
61,285,000	Truist Bank	03/09/23	1.250	61,158,224
21,430,000	Truist Financial Corp.	12/06/23	3.750	22,955,040
30,005,000	US Bank NA	11/16/21	3.450	31,104,375
13,500,000	US Bank NA	05/23/22	2.650	13,899,329
19,370,000	Wells Fargo & Co. (SOFR + 2.000%)[2]	04/30/26	2.188	19,494,899
7,395,000	Wells Fargo Bank NA (3-Month USD-LIBOR + 0.490%)[2]	07/23/21	3.325	7,417,817
22,155,000	Wells Fargo Bank NA (3-Month USD-LIBOR + 0.650%)[2]	09/09/22	2.082	22,344,911
12,500,000	Westpac Banking Corp.	05/13/21	2.100	12,616,936
				874,660,579

	BEVERAGES (0.2%)
13,050,000	Anheuser-Busch InBev Worldwide, Inc.	01/23/25	4.150	14,529,842

	BUILDING MATERIALS (0.0%)
3,000,000	CRH America, Inc.	01/15/21	5.750	3,064,031
	CHEMICALS (0.2%)
12,880,000	DuPont de Nemours, Inc.	11/15/20	3.766	13,009,967

	COMPUTERS (0.4%)
6,790,000	Dell International LLC / EMC Corp.[1]	06/15/21	4.420	6,900,264
17,250,000	Dell International LLC / EMC Corp.[1]	06/15/23	5.450	18,257,092
				25,157,356

The accompanying notes are an integral part of these financial statements.

financial statements april 30, 2020	11

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PORTFOLIO OF INVESTMENTS (continued)
April 30, 2020 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	CORPORATE BONDS (continued)
	DIVERSIFIED FINANCIAL SERVICES (3.0%)
$ 28,486,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	10/30/20	4.625%	$28,123,540
18,058,000	Air Lease Corp.	03/01/21	2.500	17,145,958
37,385,000	Alliance Data Systems Corp.[1]	12/15/24	4.750	27,664,900
52,899,000	American Express Co.	05/17/21	3.375	53,875,252
8,552,000	American Express Co.	11/05/21	3.700	8,826,482
14,430,000	Credit Acceptance Corp.[1]	12/31/24	5.125	12,662,325
2,785,000	Credit Acceptance Corp.	03/15/26	6.625	2,506,500
49,455,000	Drawbridge Special Opportunities Fund[1]	08/01/21	5.000	47,867,266
				198,672,223

	ELECTRIC (1.8%)
33,445,000	Dominion Energy, Inc.	03/15/25	3.300	35,548,337
17,000,000	Electricite de France SA1	10/13/20	2.350	17,039,286
21,306,000	NV Energy, Inc.	11/15/20	6.250	21,876,987
43,500,000	Southern Co.	07/01/21	2.350	44,016,724
				118,481,334

	FOOD (0.5%)
17,576,000	Kraft Heinz Foods Co.	06/06/22	3.500	18,062,489
16,460,000	Kraft Heinz Foods Co.	07/15/22	3.500	16,822,495
				34,884,984

	HEALTHCARE-PRODUCTS (0.2%)
15,916,000	Fresenius US Finance II, Inc.[1]	02/01/21	4.250	16,062,839

	HEALTHCARE-SERVICES (0.4%)
6,895,000	Centene Corp.[1]	01/15/25	4.750	7,108,400
20,087,000	MEDNAX, Inc.[1]	12/01/23	5.250	18,982,215
				26,090,615

The accompanying notes are an integral part of these financial statements.

12

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PORTFOLIO OF INVESTMENTS (continued)
April 30, 2020 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	CORPORATE BONDS (continued)
	INSURANCE (2.0%)
$ 18,891,000	American International Group, Inc.	03/01/21	3.300%	$19,165,822
24,310,000	Athene Global Funding[1]	01/25/22	4.000	25,024,558
12,290,000	Enstar Group, Ltd.	03/10/22	4.500	12,460,027
31,810,000	Sirius International Group, Ltd.[1]	11/01/26	4.600	30,044,545
31,750,000	United Insurance Holdings Corp.	12/15/27	6.250	29,804,125
16,740,000	Vitality Re VIII, Ltd. (Underlying Investment Yield + 1.750%)[1,2]	01/08/22	1.844	14,229,000
				130,728,077

	INTERNET (0.9%)
62,622,000	Expedia Group, Inc.	08/15/20	5.950	63,085,552

	INVESTMENT COMPANIES (3.7%)
1,845,000	Ares Capital Corp.	01/19/22	3.625	1,816,259
30,685,000	BlackRock TCP Capital Corp.	08/23/24	3.900	28,275,966
35,855,000	Business Development Corp. of America[1]	12/30/22	4.750	31,919,003
18,375,000	Business Development Corp. of America[1]	12/15/24	4.850	16,165,871
31,955,000	FS KKR Capital Corp.	07/15/24	4.625	27,248,088
24,150,000	FS KKR Capital Corp.	02/01/25	4.125	19,911,889
38,135,000	FS KKR Capital Corp. II1	02/14/25	4.250	31,199,278
27,455,000	Main Street Capital Corp.	05/01/24	5.200	26,361,687
31,201,000	Owl Rock Capital Corp.	04/15/24	5.250	29,620,400
10,000,000	Owl Rock Capital Corp.	03/30/25	4.000	9,117,911
27,070,000	Owl Rock Capital Corp. II1	11/26/24	4.625	24,265,331
				245,901,683

	MACHINERY-CONSTRUCTION & MINING (0.5%)
35,330,000	Caterpillar Financial Services Corp.	03/15/21	2.900	35,921,323

	MACHINERY-DIVERSIFIED (0.3%)
17,865,000	John Deere Capital Corp.	01/10/22	3.200	18,509,812

The accompanying notes are an integral part of these financial statements.

financial statements april 30, 2020	13

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PORTFOLIO OF INVESTMENTS (continued)
April 30, 2020 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	CORPORATE BONDS (continued)
	MEDIA (0.5%)
$ 25,085,000	Charter Communications Operating LLC / Charter Communications Operating Capital	07/23/20	3.579%	$25,119,366
8,287,000	Charter Communications Operating LLC / Charter Communications Operating Capital	07/23/22	4.464	8,730,034
				33,849,400

	OIL & GAS (0.2%)
14,304,000	Pioneer Natural Resources Co.	01/15/21	3.450	14,347,710

	PHARMACEUTICALS (2.0%)
17,238,000	AbbVie, Inc.	05/14/20	2.500	17,244,378
26,260,000	AbbVie, Inc.[1]	11/21/22	2.300	26,913,288
15,895,000	Allergan Funding SCS	03/15/22	3.450	16,290,892
30,540,000	Allergan Sales LLC[1]	12/15/21	5.000	31,991,746
38,680,000	Bristol-Myers Squibb Co.[1]	05/14/21	2.550	39,306,188
				131,746,492

	PIPELINES (0.3%)
18,085,000	MPLX LP (3-Month USD-LIBOR + 0.900%)[2]	09/09/21	1.899	17,014,237
2,458,000	NOVA Gas Transmission, Ltd.	04/01/23	7.875	2,794,035
				19,808,272

	REAL ESTATE INVESTMENT TRUSTS (1.1%)
61,891,000	American Tower Corp.	02/15/21	3.300	62,607,736
11,769,000	Crown Castle International Corp.	02/15/21	3.400	11,877,633
				74,485,369

	SOFTWARE (0.4%)
29,512,000	VMware, Inc.	08/21/20	2.300	29,538,525

The accompanying notes are an integral part of these financial statements.

14

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PORTFOLIO OF INVESTMENTS (continued)
April 30, 2020 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	CORPORATE BONDS (continued)
	TELECOMMUNICATIONS (1.3%)
$ 12,261,375	Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC[1]	03/20/23	3.360%	$12,292,028
72,440,000	Telefonica Emisiones S.A.	02/16/21	5.462	74,610,092
				86,902,120
	Total Corporate Bonds (Cost $2,354,940,248)			2,333,089,426

	LOAN PARTICIPATIONS AND ASSIGNMENTS (9.1%)
16,765,000	Allen Media LLC (3-Month USD-LIBOR + 5.500%)[2]	02/10/27	7.231	15,088,500
12,099,704	Aria Energy Operating LLC (1-Month USD-LIBOR + 4.500%)[2]	05/27/22	5.500	10,708,238
28,000,000	AT&T, Inc. Term A (3-Month USD-LIBOR + 1.500%)[2]	12/31/20	2.056	27,895,000
6,605,495	Avolon TLB Borrower 1 (US) LLC Term B3 (1-Month USD-LIBOR + 1.750%)[2]	01/15/25	2.500	6,199,720
4,985,449	Axalta Coating Systems Dutch Holding B BV (Axalta Coating Systems U.S. Holdings, Inc.) Term B3 (3-Month USD-LIBOR + 1.750%)[2]	06/01/24	3.200	4,835,885
8,127,527	BCP Renaissance Parent LLC (3-Month USD-LIBOR + 3.500%)[2]	10/31/24	4.950	6,217,558
30,225,000	Broadcom, Inc. Term A3 (1-Month USD-LIBOR + 1.125%)[2]	11/04/22	2.110	28,260,375
27,753,375	Broadcom, Inc. Term A5 (1-Month USD-LIBOR + 1.250%)[2]	11/04/24	2.235	25,671,872
22,265,000	Buckeye Partners LP (1-Month USD-LIBOR + 2.750%)[2]	11/01/26	3.766	20,803,971
46,427,250	CenturyLink, Inc. Term A (1-Month USD-LIBOR + 2.000%)[2]	01/31/25	2.404	44,802,296

The accompanying notes are an integral part of these financial statements.

financial statements april 30, 2020	15

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PORTFOLIO OF INVESTMENTS (continued)
April 30, 2020 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	LOAN PARTICIPATIONS AND ASSIGNMENTS (continued)
$ 21,142,881	Charter Communications Operating LLC (CCo Safari LLC) Term A2 (1-Month USD-LIBOR + 1.500%)[2]	03/31/23	1.910%	$20,508,595
29,469,697	Clean Harbors, Inc. (1-Month USD-LIBOR + 1.750%)[2]	06/28/24	2.154	28,677,846
26,662,500	DaVita, Inc. Term A (1-Month USD-LIBOR + 1.500%)[2]	08/12/24	1.904	25,596,000
24,863,357	Dell International LLC Term B1 (1-Month USD-LIBOR + 2.000%)[2]	09/19/25	2.750	24,192,046
25,891,030	Delos Finance S.a r.l. (3-Month USD-LIBOR + 1.750%)[2]	10/06/23	3.200	24,454,078
40,139,568	Eastern Power LLC (TPF II LC LLC) (2-Month USD-LIBOR + 3.750%)[2]	10/02/25	4.750	37,669,780
29,845,000	Elanco Animal Health, Inc. (3-Month USD-LIBOR + 1.750%)[2]	02/04/27	2.306	28,763,119
14,519,231	EnLink Midstream Partners, LP (1-Month USD-LIBOR + 1.500%)[2,4]	12/10/21	2.329	10,889,423
33,893,683	Frontera Generation Holdings LLC (3-Month USD-LIBOR + 4.250%)[2]	05/02/25	5.385	21,918,028
2,789,634	HCA, Inc. Term B12 (1-Month USD-LIBOR + 1.750%)[2]	03/13/25	2.154	2,721,065
12,846,822	HCA, Inc. Term B13 (1-Month USD-LIBOR + 1.750%)[2]	03/18/26	2.154	12,507,538
4,950,402	Kestrel Acquisition LLC Term B (3-Month USD-LIBOR + 4.250%)[2]	06/02/25	5.250	3,997,449
20,000,000	Marvell Technology Group, Ltd. Term A (1-Month USD-LIBOR + 1.375%)[2,4]	06/04/21	2.365	19,850,000
39,405,825	NorthRiver Midstream Finance LP Term B (3-Month USD-LIBOR + 3.250%)[2]	10/01/25	4.683	31,608,989
28,832,095	Panther BF Aggregator 2 L P (1-Month USD-LIBOR + 3.500%)[2]	04/30/26	3.904	26,035,382
6,493,725	RPI 2019 Intermediate Finance Trust Term B (1-Month USD-LIBOR + 1.750%)[2]	02/11/27	2.154	6,293,523

The accompanying notes are an integral part of these financial statements.

16

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PORTFOLIO OF INVESTMENTS (continued)
April 30, 2020 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	LOAN PARTICIPATIONS AND ASSIGNMENTS (continued)
$ 3,461,188	RPI Intermediate Finance Trust Term B1 (1-Month USD-LIBOR + 1.750%)[2]	02/11/27	2.154%	$3,358,425
5,411,607	SS&C Technologies Holdings, Inc. Term B3 (1-Month USD-LIBOR + 1.750%)[2]	04/16/25	2.154	5,195,738
2,862,359	SS&C Technologies Holdings, Inc. Term B4 (1-Month USD-LIBOR + 1.750%)[2]	04/16/25	2.154	2,748,179
8,413,087	SS&C Technologies Holdings, Inc. Term B5 (1-Month USD-LIBOR + 1.750%)[2]	04/16/25	2.154	8,073,703
17,850,113	UGI Energy Services, LLC (1-Month USD-LIBOR + 3.750%)[2]	08/13/26	4.154	15,946,041
4,823,025	Vistra Operations Co. LLC (Tex Operations Co. LLC) (1-Month USD-LIBOR + 1.750%)[2]	12/31/25	2.221	4,663,769
22,804,155	Western Digital Corp. Term B4 (1-Month USD-LIBOR + 1.750%)[2]	04/29/23	2.766	21,806,473
32,512,880	Wyndham Hotels & Resorts, Inc. Term B (1-Month USD-LIBOR + 1.750%)[2]	05/30/25	2.154	29,733,029
	Total Loan Participations and Assignments (Cost $661,230,425)			607,691,633

	MUNICIPAL BONDS (1.5%)
7,670,000	Indiana Health & Educational Facilities Financing Authority, Revenue Bonds[2,3]	11/15/31	1.750	7,703,901
14,525,000	New Jersey Economic Development Authority, Revenue Bonds	06/15/21	5.000	14,747,668
10,100,000	New Jersey Turnpike Authority, Revenue Bonds (1-Month USD-LIBOR + 0.700%)[2]	01/01/24	1.389	9,760,236
4,661,000	Pennsylvania Industrial Development Authority, Revenue Bonds[1]	07/01/21	2.967	4,717,958

The accompanying notes are an integral part of these financial statements.

financial statements april 30, 2020	17

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PORTFOLIO OF INVESTMENTS (continued)
April 30, 2020 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (continued)
$ 16,530,000	Texas Municipal Gas Acquisition & Supply Corp. I, Revenue Bonds	12/15/26	6.250%	$18,588,646
51,945,000	Texas Municipal Gas Acquisition & Supply Corp. II, Revenue Bonds (3-Month USD-LIBOR + 0.690%)[2]	09/15/27	1.179	48,311,447
	Total Municipal Bonds (Cost $107,054,348)			103,829,856

	RESIDENTIAL MORTGAGE BACKED SECURITIES (1.7%)
32,434,175	Cascade Funding Mortgage Trust 2019-RM3[1,2,3]	06/25/69	2.800	32,408,935
18,531,021	Pepper Residential Securities Trust No. 23A (1-Month USD-LIBOR + 0.950%)[1,2]	08/18/60	1.668	18,248,773
11,256,445	Pepper Residential Securities Trust No. 24A (1-Month USD-LIBOR + 0.900%)[1,2]	11/18/60	1.618	11,097,799
30,602,056	RESIMAC Premier 2019-2A (1-Month USD-LIBOR + 0.950%)[1,2]	02/10/51	1.779	30,450,107
22,005,356	RMF Proprietary Issuance Trust 2019-1[1,2,3]	10/25/63	2.750	21,320,010
	Total Residential Mortgage Backed Securities (Cost $114,652,941)			113,525,624

	U.S. GOVERNMENT AGENCY OBLIGATIONS (0.7%)
12,000,000	Federal Home Loan Bank Discount Notes[5]	05/21/20	0.000	11,999,400
20,000,000	Federal Home Loan Bank Discount Notes[5]	05/29/20	0.000	19,998,476
71,102	Federal Home Loan Mortgage Corp. (FHLMC) Non Gold Guaranteed (1-Year USD-LIBOR + 1.754%)[2]	04/01/36	4.245	74,098

The accompanying notes are an integral part of these financial statements.

18

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PORTFOLIO OF INVESTMENTS (continued)
April 30, 2020 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
$ 14,695	Federal Home Loan Mortgage Corp. (FHLMC) Non Gold Guaranteed (6-Month USD-LIBOR + 1.740%)[2]	12/01/36	3.740%	$14,809
18,398	Federal Home Loan Mortgage Corp. (FHLMC) Non Gold Guaranteed (1-Year USD-LIBOR + 1.745%)[2]	01/01/37	3.745	18,545
18,531	Federal Home Loan Mortgage Corp. (FHLMC) Non Gold Guaranteed (1-Year USD-LIBOR + 1.978%)[2]	02/01/37	3.977	18,657
5,438,587	Federal National Mortgage Association (FNMA)	07/01/35	5.000	6,208,444
359,932	Federal National Mortgage Association (FNMA)	11/01/35	5.500	413,054
37,302	Federal National Mortgage Association (FNMA) (1-Year USD-LIBOR + 1.976%)[2]	07/01/36	4.614	39,126
86,758	Federal National Mortgage Association (FNMA) (1-Year USD-LIBOR + 1.712%)[2]	09/01/36	4.241	90,031
29,311	Federal National Mortgage Association (FNMA) (1-Year USD-LIBOR + 1.754%)[2]	01/01/37	3.795	29,856
312,046	Federal National Mortgage Association (FNMA)	08/01/37	5.500	356,669
3,698,539	Federal National Mortgage Association (FNMA)	08/01/37	5.500	4,227,062
1,614,641	Federal National Mortgage Association (FNMA)	06/01/40	6.500	1,883,349
9,830	Government National Mortgage Association (GNMA) (1-Year CMT Index + 1.500%)[2]	08/20/29	3.250	10,143
	Total U.S. Government Agency Obligations (Cost $44,366,887)			45,381,719

The accompanying notes are an integral part of these financial statements.

financial statements april 30, 2020	19

BBH LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS (continued)
April 30, 2020 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value

	U.S. TREASURY BILLS (13.2%)
$ 42,000,000	U.S. Treasury Bill[5]	05/14/20	0.000%	$41,976,659
127,000,000	U.S. Treasury Bill[5]	05/21/20	0.000	126,891,178
35,000,000	U.S. Treasury Bill[5]	05/26/20	0.000	34,999,028
90,000,000	U.S. Treasury Bill[5]	05/28/20	0.000	89,931,540
47,000,000	U.S. Treasury Bill[5]	06/02/20	0.000	46,995,451
150,000,000	U.S. Treasury Bill[5]	06/11/20	0.000	149,739,920
210,000,000	U.S. Treasury Bill[5]	07/02/20	0.000	209,967,450
97,000,000	U.S. Treasury Bill[5,6]	07/16/20	0.000	96,980,291
85,000,000	U.S. Treasury Bill[5]	07/23/20	0.000	84,983,342
	Total U.S. Treasury Bills (Cost $881,729,420)			882,464,859
TOTAL INVESTMENTS (Cost $6,906,556,938)[7]			100.9%	$6,755,281,856
LIABILITIES IN EXCESS OF OTHER ASSETS			(0.9)%	(59,438,334)
NET ASSETS			100.0%	$6,695,843,522

[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities owned at April 30, 2020 was $3,216,182,077 or 48.0% of net assets.
[2]	Variable rate instrument. Interest rates change on specific dates (such as coupon or interest payment date). The yield shown represents the April 30, 2020 coupon or interest rate.
[3]	This variable rate security is based on a predetermined schedule and the rate at period end also represents the reference rate at period end.
[4]	Security that used significant unobservable inputs to determine fair value.
[5]	Security issued with zero coupon. Income is recognized through accretion of discount.
[6]	All or a portion of this security is held at the broker as collateral for open futures contracts.
[7]	The aggregate cost for federal income tax purposes is $6,906,556,938, the aggregate gross unrealized appreciation is $38,253,562 and the aggregate gross unrealized depreciation is $202,575,646, resulting in net unrealized depreciation of $164,322,084.

Abbreviations:

CMT – Constant Maturity Treasury.

FHLMC – Federal Home Loan Mortgage Corporation.

FNMA – Federal National Mortgage Association.

GNMA – Government National Mortgage Association.

LIBOR – London Interbank Offered Rate.

MTN – Medium Term Note.

SOFR – Secured Overnight Financing Rate

The accompanying notes are an integral part of these financial statements.

20

BBH LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS (continued)
April 30, 2020 (unaudited)

FINANCIAL FUTURES CONTRACTS

The following futures contracts were open at April 30, 2020:

Description	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Gain / (Loss)
Contracts to Sell:
U.S. Treasury 2-Year Notes	1,850	June 2020	$406,346,821	$407,794,923	$(1,448,102)
U.S. Treasury 5-Year Notes	3,530	June 2020	432,588,600	442,959,844	(10,371,244)
U.S. Treasury 10-Year Notes	194	June 2020	25,750,469	26,978,125	(1,227,656)
					$(13,047,002)

FAIR VALUE MEASUREMENTS

The Fund is required to disclose information regarding the fair value measurements of the Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirement established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including, for example, the risk inherent in a particular valuation technique used to measure fair value, including the model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own considerations about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Authoritative guidance establishes three levels of the fair value hierarchy as follows:

— Level 1 – unadjusted quoted prices in active markets for identical assets and liabilities.

—	Level 2 – significant other observable inputs (including quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk, etc.).
—	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets and liabilities).

The accompanying notes are an integral part of these financial statements.

financial statements april 30, 2020	21

BBH LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS (continued)
April 30, 2020 (unaudited)

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires judgment by the investment adviser. The investment adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the investment adviser’s perceived risk of that instrument.

Financial assets within Level 1 are based on quoted market prices in active markets. The Fund does not adjust the quoted price for these instruments.

Financial instruments that trade in markets that are not considered to be active but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include investment-grade corporate bonds, U.S. Treasury notes and bonds, and certain non-U.S. sovereign obligations and over-the-counter derivatives. As Level 2 financial assets include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Financial assets classified within Level 3 have significant unobservable inputs, as they trade infrequently. Level 3 financial assets include asset backed securities and certain corporate debt securities.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

The accompanying notes are an integral part of these financial statements.

22

BBH LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS (continued)
April 30, 2020 (unaudited)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of April 30, 2020.

Investments, at value	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of April 30, 2020
Asset Backed Securities	$—	$2,280,980,241	$32,678,850	$2,313,659,091
Commercial Mortgage Backed Securities	—	355,639,648	—	355,639,648
Corporate Bonds	—	2,333,089,426	—	2,333,089,426
Loan Participations and Assignments	—	576,952,210	30,739,423	607,691,633
Municipal Bonds	—	103,829,856	—	103,829,856
Residential Mortgage Backed Securities	—	113,525,624	—	113,525,624
U.S. Government Agency Obligations	—	45,381,719	—	45,381,719
U.S. Treasury Bills	—	882,464,859	—	882,464,859
Total Investment, at value	$—	$6,691,863,583	$63,418,273	$6,755,281,856

Other Financial Instruments, at value
Financial Futures Contracts	$(13,047,002)	$—	$—	$(13,047,002)
Other Financial Instruments, at value	$(13,047,002)	$—	$—	$(13,047,002)

The accompanying notes are an integral part of these financial statements.

financial statements april 30, 2020	23

BBH LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS (continued)
April 30, 2020 (unaudited)

The following is a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining fair value during the period ended April 30, 2020:

	Asset Backed Securities	Loan Participations and Assignments	Total
Balance as of October 31, 2019	$61,293,512	$—	$61,293,512
Purchases	—	14,410,337	14,410,337
Sales / Paydowns	(5,865,081)	—	(5,865,081)
Realized gains (losses)	—	—	—
Change in unrealized appreciation (depreciation)	282,479	(3,543,862)	(3,261,383)
Amortization	37,930	22,948	60,878
Transfers from Level 3	(23,069,990)	—	(23,069,990)
Transfers to Level 3	—	19,850,000	19,850,000
Balance as of April 30, 2020	$32,678,850	$30,739,423	$63,418,273

The Fund’s investments classified as Level 3 were valued using a model approach, including the Fund’s assumptions in determining their fair value.

The accompanying notes are an integral part of these financial statements.

24

BBH LIMITED DURATION FUND

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2020 (unaudited)

ASSETS:
Investments in securities, at value (Cost $6,906,556,938)	$6,755,281,856
Cash	2,807,648
Receivables for:
Interest	30,058,457
Shares sold	4,317,759
Investment advisory and administrative fee waiver reimbursement	93,664
Investments sold	3,322
Other	2,421,217
Prepaid assets	14,911
Total Assets	6,794,998,834
LIABILITIES:
Payables for:
Investments purchased	85,503,083
Shares redeemed	11,148,339
Investment advisory and administrative fees	1,437,632
Dividends declared	325,999
Futures variation margin on open contracts	309,760
Custody and fund accounting fees	233,402
Shareholder servicing fees	69,535
Professional fees	62,488
Transfer agent fees	9,603
Board of Trustees’ fees	601
Accrued expenses and other liabilities	54,870
Total Liabilities	99,155,312
NET ASSETS	$6,695,843,522

Net Assets Consist of:
Paid-in capital	$6,914,958,599
Accumulated deficit	(219,115,077)
Net Assets	$6,695,843,522
NET ASSET VALUE AND OFFERING PRICE PER SHARE
CLASS N SHARES
($416,787,066 ÷ 41,737,297 shares outstanding)	$9.99
CLASS I SHARES
($6,279,056,456 ÷ 629,102,952 shares outstanding)	$9.98

The accompanying notes are an integral part of these financial statements.

financial statements april 30, 2020	25

BBH LIMITED DURATION FUND

STATEMENT OF OPERATIONS
For the six months ended April 30, 2020 (unaudited)

NET INVESTMENT INCOME:
Income:
Interest income	$105,632,158
Other income	1,070,394
Total Income	106,702,552
Expenses:
Investment advisory and administrative fees	9,420,407
Shareholder servicing fees	398,029
Custody and fund accounting fees	356,157
Professional fees	56,290
Transfer agent fees	31,489
Board of Trustees’ fees	30,490
Miscellaneous expenses	226,906
Total Expenses	10,519,768
Investment advisory and administrative fee waiver	(291,118)
Net Expenses	10,228,650
Net Investment Income	96,473,902
NET REALIZED AND UNREALIZED LOSS:
Net realized gain on investments in securities	10,834,606
Net realized gain on futures contracts	96,062
Net realized gain on investments in securities and futures contracts	10,930,668
Net change in unrealized appreciation/(depreciation) on investments in securities	(212,958,827)
Net change in unrealized appreciation/(depreciation) on futures contracts	(15,221,499)
Net change in unrealized appreciation/(depreciation) on investments in securities and futures contracts	(228,180,326)
Net Realized and Unrealized Loss	(217,249,658)
Net Decrease in Net Assets Resulting from Operations	$(120,775,756)

The accompanying notes are an integral part of these financial statements.

26

BBH LIMITED DURATION FUND

STATEMENTS OF CHANGES IN NET ASSETS

	For the six months ended April 30, 2020 (unaudited)	For the year ended October 31, 2019
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income	$96,473,902	$193,945,072
Net realized gain (loss) on investments in securities and futures contracts	10,930,668	(22,899,028)
Net change in unrealized appreciation/(depreciation) on investments in securities and futures contracts	(228,180,326)	89,071,170
Net increase (decrease) in net assets resulting from operations	(120,775,756)	260,117,214
Dividends and distributions declared:
Class N	(5,073,090)	(10,061,064)
Class I	(91,034,767)	(184,257,128)
Total dividends and distributions declared	(96,107,857)	(194,318,192)
Share transactions:
Proceeds from sales of shares[1]	2,017,090,199	3,382,156,185
Net asset value of shares issued to shareholders for reinvestment of dividends and distributions	19,498,877	44,010,458
Proceeds from short-term redemption fees	—	501
Cost of shares redeemed[1]	(2,264,429,916)	(2,626,931,509)
Net increase/(decrease) in net assets resulting from share transactions	(227,840,840)	799,235,635
Total increase/(decrease) in net assets	(444,724,453)	865,034,657
NET ASSETS:
Beginning of period	7,140,567,975	6,275,533,318
End of period	$6,695,843,522	$7,140,567,975

[1]	Includes share exchanges. See Note 5 in Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

financial statements april 30, 2020	27

BBH LIMITED DURATION FUND

FINANCIAL HIGHLIGHTS
Selected per share data and ratios for a Class N share outstanding throughout each period.

	For the six months ended	For the years ended October 31,
	April 30, 2020 (unaudited)	2019	2018	2017	2016	2015
Net asset value, beginning of period	$10.26	$10.15	$10.19	$10.13	$10.14	$10.31
Income from investment operations:
Net investment income[1]	0.13	0.30	0.26	0.21	0.19	0.18
Net realized and unrealized gain (loss)	(0.27)	0.11	(0.06)	0.05	(0.00)[2]	(0.17)
Total income (loss) from investment operations	(0.14)	0.41	0.20	0.26	0.19	0.01
Less dividends and distributions:
From net investment income	(0.13)	(0.30)	(0.24)	(0.20)	(0.20)	(0.18)
Total dividends and distributions	(0.13)	(0.30)	(0.24)	(0.20)	(0.20)	(0.18)
Net asset value, end of period	$9.99	$10.26	$10.15	$10.19	$10.13	$10.14
Total return	(1.39)%[3]	4.14%	2.03%	2.64%	1.90%	0.10%

Ratios/Supplemental data:
Net assets, end of period (in millions)	$417	$371	$275	$72	$42	$2,557
Ratio of expenses to average net assets before reductions	0.50%[4]	0.51%	0.50%	0.67%	0.49%	0.48%
Fee waiver	0.15%[4,5]	0.16%[5]	0.15%[5]	0.27%[5]	0.01%[5]	–%
Expense offset arrangement	–%	0.00%[6]	0.00%[6]	0.00%[6]	0.00%[6]	0.00%[6]
Ratio of expenses to average net assets after reductions	0.35%[4]	0.35%	0.35%	0.40%	0.48%	0.48%
Ratio of net investment income to average net assets	2.56%[4]	2.98%	2.52%	2.05%	1.91%	1.75%
Portfolio turnover rate	27%[3]	53%	48%	52%	53%	46%

[1]	Calculated using average shares outstanding for the period.
[2]	Less than $0.01.
[3]	Not annualized.
[4]	Annualized.
[5]	The ratio of expenses to average net assets for the six months ended April 30, 2020, the years ended October 31, 2019, 2018, 2017 and 2016, reflect fees reduced as result of contractual operating expense limitation of the share class. Prior to March 24, 2017, the expense limitation of the share class was 0.48%. Following March 24, 2017, the expense limitation was changed to 0.35%. The agreement is effective for the periods beginning on December 29, 2015 and can be changed at any time at the sole discretion of the Investment Advisor. For the six months ended April 30, 2020 and the years ended October 31, 2019, 2018, 2017 and 2016, the waived fees were $219,118, $538,703, $242,627, $132,560 and $45,079, respectively.
[6]	Less than 0.01%.

The accompanying notes are an integral part of these financial statements.

28

BBH LIMITED DURATION FUND

FINANCIAL HIGHLIGHTS (continued)
Selected per share data and ratios for a Class I share outstanding throughout each period.

	For the six months ended	For the years ended October 31,
	April 30, 2020 (unaudited)	2019	2018	2017	2016	2015
Net asset value, beginning of period	$10.25	$10.15	$10.19	$10.13	$10.14	$10.31
Income from investment operations:
Net investment income[1]	0.13	0.31	0.25	0.22	0.22	0.20
Net realized and unrealized gain (loss)	(0.27)	0.10	(0.04)	0.06	(0.01)	(0.17)
Total income from investment operations	(0.14)	0.41	0.21	0.28	0.21	0.03
Less dividends and distributions:
From net investment income	(0.13)	(0.31)	(0.25)	(0.22)	(0.22)	(0.20)
Total dividends and distributions	(0.13)	(0.31)	(0.25)	(0.22)	(0.22)	(0.20)
Net asset value, end of period	$9.98	$10.25	$10.15	$10.19	$10.13	$10.14
Total return	(1.35)%[2]	4.12%	2.11%	2.77%	2.13%	0.30%

Ratios/Supplemental data:
Net assets, end of period (in millions)	$6,279	$6,769	$6,000	$6,346	$4,737	$2,153
Ratio of expenses to average net assets before reductions	0.27%[3]	0.28%	0.27%	0.28%	0.27%	0.28%
Expense offset arrangement	–%	0.00%[4]	0.00%[4]	0.00%[4]	0.00%[4]	0.00%[4]
Ratio of expenses to average net assets after reductions	0.27%[3]	0.28%	0.27%	0.28%	0.27%	0.28%
Ratio of net investment income to average net assets	2.63%[3]	3.04%	2.47%	2.17%	2.21%	1.94%
Portfolio turnover rate	27%[2]	53%	48%	52%	53%	46%

[1]	Calculated using average shares outstanding for the period.
[2]	Not annualized.
[3]	Annualized.
[4]	Less than 0.01%.

The accompanying notes are an integral part of these financial statements.

financial statements april 30, 2020	29

BBH LIMITED DURATION FUND

NOTES TO FINANCIAL STATEMENTS
April 30, 2020 (unaudited)

1.	Organization. The Fund is a separate, diversified series of BBH Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was originally organized under the laws of the State of Maryland on July 16, 1990 as BBH Fund, Inc. and re-organized as a Delaware statutory trust on June 12, 2007. The Fund commenced operations on December 22, 2000. The Fund offers Class N and Class I shares. Class N and Class I shares have different operating expenses. With the exception of class specific expenses, all expenses are allocated between classes based on net assets. Neither Class N shares nor Class I shares automatically convert to any other share class of the Fund. The investment objective of the Fund is to provide maximum total return, consistent with preservation of capital and prudent investment management. As of April 30, 2020, there were seven series of the Trust.
2.	Significant Accounting Policies. The Fund’s financial statements are prepared in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The following summarizes significant accounting policies of the Fund:
A.	Valuation of Investments. Bonds and other fixed income securities, including restricted securities (other than short-term obligations but including listed issues) are valued at their most recent bid prices (sales price if the principal market is an exchange) in the principal market in which such securities are normally traded, on the basis of valuations furnished by a pricing service, use of which has been approved by the Board of Trustees (the “Board”). In making such valuations, the pricing service utilizes both dealer supplied valuations and electronic data processing techniques, which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, without exclusive reliance upon quoted prices, or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. Futures contracts held by the Fund are valued daily at the official settlement price of the exchange on which it is traded.

Securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. Short-term investments, which mature in 60 days or less are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original maturity when acquired by the Fund was more than 60 days, unless the use of amortized cost is determined not to represent “fair value” by the Board.

30

BBH LIMITED DURATION FUND

NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2020 (unaudited)

B.	Accounting for Investments and Income. Investment transactions are accounted for on the trade date. Realized gains and losses on investment transactions are determined based on the identified cost method. Interest income is accrued daily and consists of interest accrued, discount earned (including, if any, both original issue and market discount) and premium amortization on the investments of the Fund. Investment income is recorded net of any foreign taxes withheld where recovery of such tax is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of the interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
C.	Fund Expenses. Most expenses of the Trust can be directly attributed to a specific fund. Expenses which cannot be directly attributed to a fund are generally apportioned among each fund in the Trust on a net assets basis or other suitable method. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
D.	Financial Futures Contracts. The Fund may enter into open futures contracts in order to economically hedge against anticipated future changes in interest rates which otherwise might either adversely affect the value of securities held for the Fund or adversely affect the prices of securities that are intended to be purchased at a later date for the Fund. The contractual amount of the futures contracts represents the investment the Fund has in a particular contract and does not necessarily represent the amounts potentially subject to risk of loss. Trading in futures contracts involves, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The measurement of risk associated with futures contracts is meaningful only when all related and offsetting transactions are considered. Gains and losses are realized upon the expiration or closing of the futures contracts.

Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in economically hedged security values and/or interest rates, and potential losses in excess of the Fund’s initial investment.

Open future contracts held at April 30, 2020, are listed in the Portfolio of Investments.

For the six months ended April 30, 2020, the average monthly notional amount of open futures contracts was $525,470,874. The range of monthly notional amounts was $361,173,635 to $864,685,889.

financial statements april 30, 2020	31

BBH LIMITED DURATION FUND

NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2020 (unaudited)

Fair Values of Derivative Instruments as of April 30, 2020

Derivatives not accounted for as economically hedging instruments under authoritative guidance for derivatives instruments and hedging activities:

	Asset Derivatives			Liability Derivatives
Risk	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Interest Rate Risk	Net unrealized appreciation/(depreciation) on investments in securities and futures contracts	$–	Net unrealized appreciation/(depreciation) on investments in securities and futures contracts	$(13,047,002	)*
Total		$–		$(13,047,002)

*	Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Assets and Liabilities and Notes to Financial Statements. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.

Effect of Derivative Instruments on the Statement of Operations

Net Realized Gain/(Loss) on Derivatives
Futures Contracts	$96,062
Net Change in Unrealized Appreciation/(Depreciation) on Derivatives
Futures Contracts	$(15,221,499)

E.	Rule 144A Securities. The Fund may purchase securities that are not registered under the Securities Act of 1933, as amended (“1933 Act”) but that can be sold to “qualified institutional buyers” in accordance with the requirements stated in Rule 144A under the 1933 Act (“Rule 144A Securities”). A Rule 144A Security may be considered illiquid and therefore, under SEC Regulations for open-end investment companies, subject to the 15% limitation on the purchase of illiquid securities, unless it is determined on an ongoing basis that an adequate trading market exists for the security, which is the case for the Fund. Guidelines have been adopted and the daily function of determining and monitoring liquidity of Rule 144A Securities has been delegated to the investment adviser. All relevant factors will be considered in determining the liquidity of Rule 144A Securities and all investments in Rule 144A Securities will be carefully monitored. Information regarding Rule 144A Securities is included at the end of the Portfolio of Investments.

32

BBH LIMITED DURATION FUND

NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2020 (unaudited)

F.	Loan Participations and Assignments. The Fund may invest in loan participations and assignments, which include institutionally traded floating and fixed-rate debt securities generally acquired as an assignment from another holder of, or participation interest in, loans originated by a bank or financial institution (the “Lender”) that acts as agent for all holders. Some loan participations and assignments may be purchased on a “when-issued” basis. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan assignment, the Fund acquires the loan in whole or in part and becomes a lender under the loan agreement. The Fund generally has the right to enforce compliance with the terms of the loan agreement with the borrower.

Assignments and participations involve credit, interest rate, and liquidity risk. Interest rates on floating rate securities adjust with interest rate changes and/or issuer credit quality, and unexpected changes in such rates could result in losses to the Fund. The interest rates paid on a floating rate security in which the Fund invests generally are readjusted periodically to an increment over a designated benchmark rate, such as the one-month, three-month, six-month, or one-year London Interbank Offered Rate (“LIBOR”). LIBOR is a short-term interest rate that banks charge one another and is generally representative of the most competitive and current cash rates.

The Fund may have difficulty trading assignments and participations to third parties. There may be restrictions on transfer and only limited opportunities may exist to sell such securities in secondary markets. As a result, the Fund may be unable to sell assignments or participations at the desired time or may be able to sell only at a price less than fair market value. The Fund utilizes an independent third party to value individual loan participations and assignments on a daily basis.

G.	Federal Income Taxes. It is the Trust’s policy to comply with the requirements of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required. The Fund files a tax return annually using tax accounting methods required under provisions of the Code, which may differ from GAAP, which is the basis on which these financial statements are prepared. Accordingly, the amount of net investment income and net realized gain reported in these financial statements may differ from that reported on the Fund’s tax return, due to certain book-to-tax timing differences such as losses deferred due to “wash sale” transactions and utilization of capital loss carryforwards. These differences may result in temporary over-distributions for financial statement purposes and are classified as distributions in excess of accumulated net realized gains or net investment income. These distributions do not constitute a return of capital. Permanent differences are reclassified between paid-in capital and retained earnings/(accumulated deficit) within the Statement of Assets and Liabilities based upon their tax classification. As such, the character of distributions to shareholders reported in the Financial Highlights table may differ from that reported to shareholders on Form 1099-DIV.

financial statements april 30, 2020	33

BBH LIMITED DURATION FUND

NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2020 (unaudited)

The Fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (“ASC 740”). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The Fund did not have any unrecognized tax benefits as of October 31, 2019, nor were there any increases or decreases in unrecognized tax benefits for the year then ended. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Statement of Operations. During the six months ended April 30, 2020, the Fund did not incur any such interest or penalties. The Fund is subject to examination by U.S. federal and state tax authorities for returns filed for the prior three fiscal years. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

H.	Dividends and Distributions to Shareholders. Dividends and distributions from net investment income to shareholders are declared daily and paid monthly to shareholders. Distributions from net capital gains, if any, are generally declared and paid annually and are recorded on the ex-dividend date. The Fund declared dividends and distributions in the amount of $5,073,090 and $91,034,767 to Class N and Class I shareholders, respectively, during the six months ended April 30, 2020.

The tax character of distributions paid during the years ended October 31, 2019 and 2018, respectively, were as follows:

Distributions paid from:
	Ordinary income	Net long-term capital gain	Total taxable distributions	Tax return of capital	Total distributions paid
2019:	$194,318,192	$–	$194,318,192	$–	$194,318,192
2018:	161,002,161	–	161,002,161	–	161,002,161

As of October 31, 2019 and 2018, respectively, the components of retained earnings/(accumulated deficit) on a tax basis were as follows:

Components of retained earnings/(accumulated deficit):
	Undistributed ordinary income	Undistributed long-term capital gain	Accumulated capital and other losses	Other book/tax temporary differences	Unrealized appreciation/ (depreciation)	Total retained earnings/ (accumulated deficit)
2019:	$1,958,944	$–	$(65,872,821)	$(2,175,829)	$63,858,242	$(2,231,464)
2018:	2,429,200	–	(41,743,663)	(3,503,095)	(25,212,928)	(68,030,486)

34

BBH LIMITED DURATION FUND

NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2020 (unaudited)

The Fund had $65,872,821 of post-December 22, 2010 net capital loss carryforwards as of October 31, 2019, of which $16,235,888 and $49,636,933, is attributable to short-term and long-term capital losses, respectively.

The Fund is permitted to carryforward capital losses for an unlimited period and they will retain their character as either short-term or long-term capital losses rather than being considered all short-term capital losses.

Total distributions paid may differ from amounts reported in the Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid.

The differences between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales and paydowns on fixed income securities.

To the extent future capital gains are offset by capital loss carryforwards, if any, such gains will not be distributed.

I.	Use of Estimates. The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the reporting period. Actual results could differ from these estimates.
3.	Fees and Other Transactions with Affiliates.
A.	Investment Advisory and Administrative Fees. Under a combined Investment Advisory and Administrative Services Agreement (“Agreement”) with the Trust, Brown Brothers Harriman & Co. (“BBH”) through a separately identifiable department (“SID” or “Investment Adviser”) provides investment advisory, portfolio management and administrative services to the Fund. The Fund pays a combined fee for investment advisory and administrative services calculated daily and paid monthly at an annual rate equivalent to 0.30% per annum on the first $1 billion of the Fund’s average daily net assets and 0.25% per annum on the Fund’s average daily net assets over $1 billion. For the six months ended April 30, 2020, the Fund incurred $9,420,407 for services under the Agreement.
B.	Investment Advisory and Administrative Fee Waivers. Effective March 24, 2017 the Investment Adviser has contractually agreed to waive fees and/or reimburse expenses for the Fund’s Class N shares in order to limit total annual fund operating expenses (excluding interest, taxes, brokerage

financial statements april 30, 2020	35

BBH LIMITED DURATION FUND

NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2020 (unaudited)

commissions, other expenditures that are capitalized in accordance with GAAP, other extraordinary expenses not incurred in the ordinary course of the Fund’s business) of Class N to 0.35%. For the six months ended April 30, 2020, the Investment Adviser waived fees in the amount of $291,118 for Class N.
C.	Shareholder Servicing Fees. The Trust has a shareholder servicing agreement with BBH. BBH receives a fee from the Fund calculated daily and paid monthly at an annual rate of 0.20% of Class N shares’ average daily net assets. For the six months ended April 30, 2020, Class N shares of the Fund incurred $398,029 in shareholder servicing fees.
D.	Custody and Fund Accounting Fees. BBH acts as a custodian and fund accountant and receives custody and fund accounting fees from the Fund calculated daily and incurred monthly. BBH holds all of the Fund’s cash and investments and calculates the Fund’s daily net asset value. The custody fee is an asset and transaction-based fee. The fund accounting fee is an asset-based fee calculated at 0.004% of the Fund’s net asset value. For the six months ended April 30, 2020, the Fund incurred $356,157 in custody and fund accounting fees. As per agreement with the Fund’s custodian, the Fund receives interest income on cash balances held by the custodian at the BBH Base Rate. The BBH Base Rate is defined as BBH’s effective trading rate in local money markets on each day. The total interest earned by the Fund for the six months ended April 30, 2020 was $65,714. This amount is included in “Interest income” in the Statement of Operations. In the event that the Fund is overdrawn, under the custody agreement with BBH, BBH will make overnight loans to the Fund to cover overdrafts. Pursuant to their agreement, the Fund will pay the Federal Funds overnight investment rate on the day of the overdraft. The total interest incurred by the Fund for the six months ended April 30, 2020, was $1,638. This amount is included under line item “Custody and fund accounting fees” in the Statement of Operations.
E.	Board of Trustees’ Fees. Each Trustee who is not an “interested person” as defined under the 1940 Act receives an annual fee as well as reimbursement for reasonable out-of-pocket expenses from the Fund. For the six months ended April 30, 2020, the Fund incurred $30,490 in independent Trustee compensation and expense reimbursements.
F.	Officers of the Trust. Officers of the Trust are also employees of BBH. Officers are paid no fees by the Trust for their services to the Trust.
4.	Investment Transactions. For the six months ended April 30, 2020, the cost of purchases and the proceeds of sales of investment securities, other than short-term investments, were $1,458,641,083 and $1,478,089,790, respectively.

36

BBH LIMITED DURATION FUND

NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2020 (unaudited)

5.	Shares of Beneficial Interest. The Trust is permitted to issue an unlimited number of Class N shares and Class I shares of beneficial interest, at no par value. Transactions in Class N and Class I shares were as follows:
	For the six months ended April 30, 2020 (unaudited)		For the year ended October 31, 2019
	Shares	Dollars	Shares	Dollars
Class N
Shares sold	26,453,413	$270,151,628	24,313,000	$247,981,386
Shares issued in connection with reinvestments of dividends	482,308	4,888,149	938,363	9,579,579
Proceeds from short-term redemption fees	N/A	N/A	N/A	501
Shares redeemed	(21,381,936)	(216,625,978)	(16,202,982)	(165,389,532)
Net increase	5,553,785	$58,413,799	9,048,381	$92,171,934

Class I
Shares sold	171,018,932	$1,746,938,571	306,868,172	$3,134,174,799
Shares issued in connection with reinvestments of dividends	1,440,845	14,610,728	3,375,545	34,430,879
Shares redeemed	(203,542,986)	(2,047,803,938)	(241,370,268)	(2,461,541,977)
Net increase (decrease)	(31,083,209)	$(286,254,639)	68,873,449	$707,063,701

Included in Shares Sold and Shares Redeemed are shareholder exchanges during the six months ended April 30, 2020 and the year ended October 31, 2019. Specifically:

During the six months ended April 30, 2020, 766,309 shares of Class N were exchanged for 766,932 shares of Class I valued at $7,642,358 and 22,929 shares of Class I were exchanged for 22,929 shares of Class N valued at $235,706.

During the year ended October 31, 2019, 352,122 shares of Class N were exchanged for 352,351 shares of Class I valued at $3,604,324.

financial statements april 30, 2020	37

BBH LIMITED DURATION FUND

NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2020 (unaudited)

6.	Principal Risk Factors and Indemnifications.
A.	Principal Risk Factors. Investing in the Fund may involve certain risks, as discussed in the Fund’s prospectus, including but not limited to, those described below:

A shareholder may lose money by investing in the Fund (investment risk). The Fund is actively managed and the decisions by the Investment Adviser may cause the Fund to incur losses or miss profit opportunities (management risk). In the normal course of business, the Fund invests in securities and enters into transactions where risks exist due to failure of a counterparty to a transaction to perform (credit risk), changes in interest rates (interest rate risk), higher volatility for securities with longer maturities (maturity risk), financial performance or leverage of the issuer (issuer risk), difficulty in being able to purchase or sell a security (liquidity risk), or certain risks associated with investing in foreign securities not present in domestic investments, including, but not limited to, recovery of tax withheld by foreign jurisdictions (foreign investment risk). The Fund’s use of derivatives creates risks that are different from, or possibly greater than, the risks associated with investing directly in securities as the Fund could lose more than the principal amount invested (derivatives risk). The Fund invests in asset-backed and mortgage-backed securities (mortgage-backed securities risk) which are subject to the risk that borrowers may default on the obligations that underlie these securities. In addition, these securities may be paid off sooner (prepayment risk) or later than expected which may increase the volatility of securities during periods of fluctuating interest rates. The Fund may invest in bonds issued by foreign governments which may be unable or unwilling to make interest payments and/or repay the principal owed (sovereign debt risk). The Fund’s use of borrowing, in reverse repurchase agreements and investment in some derivatives, involves leverage. Leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s securities and may cause the Fund to be more volatile (leverage risk). The value of securities held by the Fund may decline in response to certain events, including: those directly involving the companies or issuers whose securities are held by the Fund; conditions affecting the general economy; overall market changes; local, regional or political, social or economic instability; and currency and interest rate and price fluctuations. Natural disasters, the spread of infectious illness and other public health emergencies, recession, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse effects on world economies and markets generally (market risk). The Fund’s shareholders may be adversely impacted by asset allocation decisions made by an investment adviser whose discretionary clients make up a large percentage of the Fund’s shareholders (shareholder concentration risk). While the U.S. Government has historically provided financial support to U.S. government-sponsored agencies or instrumentalities during times of financial stress, such as the various actions taken to stabilize the Federal National Mortgage

Association and Federal Home Loan Mortgage Corporation during the credit crisis of 2008, no assurance can be given that it will do so in the future. Such securities are neither issued nor

38

BBH LIMITED DURATION FUND

NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2020 (unaudited)

guaranteed by the U.S. Treasury (U.S. Government Agency Securities Risk). LIBOR is scheduled to be phased out by the end of 2021. The unavailability and/or discontinuation of LIBOR may affect the value, liquidity or return on certain fund investments that mature later than 2021 and may result in costs incurred in connection with closing out positions and entering into new positions. Any pricing adjustments to the fund’s investments resulting from a substitute reference rate may also adversely affect the fund’s performance and/or net asset value. The extent of the Fund’s exposure to these risks in respect to these financial assets is included in their value as recorded in the Fund’s Statement of Assets and Liabilities.

Please refer to the Fund’s prospectus for a complete description of the principal risks of investing in the Fund.

B.	Indemnifications. Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.
7.	Recent Pronouncements.
A.	ASU 2017-08. In March 2017, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities (the “ASU 2017-08”) which amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The ASU 2017-08 does not require any accounting change for debt securities held at a discount; the discount continues to be amortized to maturity. The ASU 2017-08 is effective for years, and interim periods within those years, beginning after December 15, 2018. The application of ASU 2017-08 did not have a significant impact on the Fund’s financial statements.
8.	Significant Events. In the beginning of 2020, there was an outbreak of the novel corona virus (COVID 19) which has impacted the financial markets and the global economy as a whole. The outbreak of COVID 19 is still ongoing and the magnitude and impact on the financial markets is highly uncertain and cannot be predicted. The effect of this impact may adversely impact the future carrying value of investments and results of operations of the Fund.

There are no other significant events to report as they relate to the Fund.

9.	Subsequent Events. Management has evaluated events and transactions that have occurred since April 30, 2020 through the date the financial statements were issued and determined that there were none that would require recognition or additional disclosure in the financial statements.

financial statements april 30, 2020	39

BBH LIMITED DURATION FUND

DISCLOSURE OF FUND EXPENSES
April 30, 2020 (unaudited)

EXAMPLE

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested distributions, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (November 1 2019 to April 30, 2020).

ACTUAL EXPENSES

The first line of the table provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% Hypothetical Example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

40

BBH LIMITED DURATION FUND

DISCLOSURE OF FUND EXPENSES (continued)
April 30, 2020 (unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2019	Ending Account Value April 30, 2020	Expenses Paid During Period November 1, 2019 to April 30, 2020[1]
Class N
Actual	$1,000	$986	$1.73
Hypothetical[2]	$1,000	$1,023	$1.76

	Beginning Account Value November 1, 2019	Ending Account Value April 30, 2020	Expenses Paid During Period November 1, 2019 to April 30, 2020[1]
Class I
Actual	$1,000	$986	$1.33
Hypothetical[2]	$1,000	$1,024	$1.36

[1]	Expenses are equal to the Fund’s annualized expense ratio of 0.35% and 0.27% for Class N and I shares, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
[2]	Assumes a return of 5% before expenses. For the purposes of the calculation, the applicable annualized expenses ratio for each class of shares is subtracted from the assumed return before expenses.

financial statements april 30, 2020	41

BBH LIMITED DURATION FUND

DISCLOSURE OF ADVISOR SELECTION
April 30, 2020 (unaudited)

Investment Advisory and Administrative Services Agreement Approval

The 1940 Act requires that a fund’s investment advisory agreements be approved annually by the fund’s board of trustees, including by a majority of the trustees who are not parties to the investment advisory agreements or “interested persons” of any party (“Independent Trustees”). Additionally, the approval must occur at an in-person meeting called for the purpose of voting on such approval.

The Board, a majority of which is comprised of Independent Trustees, held a telephonic meeting on November 20, 2019 and an in-person meeting on December 10, 2019, to consider whether to renew the combined Amended and Restated Investment Advisory and Administrative Services Agreement (the “Agreement”) between the Trust and the Investment Adviser with respect to the existing funds in the Trust, including the Fund. At the December 10, 2019 meeting, the Board voted to approve the renewal of the Agreement with respect to the Fund for an additional one-year term. In doing so, the Board determined that the terms of the Agreement were fair and reasonable and in the best interest of the Fund and its shareholders, and that it had received sufficient information to make an informed business decision with respect to the continuation of the Agreement.

Both in the meetings specifically held to address the continuance of the Agreement and at other meetings over the course of the year, the Board requested, received and assessed a variety of materials provided by the Investment Adviser and BBH, including, among other things, information about the nature, extent and quality of the services provided to the Fund by the Investment Adviser and BBH, including investment management, administrative and shareholder services, the oversight of Fund service providers, marketing, risk oversight, compliance, and the ability to meet applicable legal and regulatory requirements. The Board also received third-party comparative performance and fee and expense information for the Fund prepared by Broadridge Financial Solutions, Inc. (“Broadridge”) using data from Lipper Inc., an independent provider of investment company data (“Lipper Report”). The Board reviewed this report with Broadridge, counsel to the Trust (“Fund Counsel”) and BBH. The Board received from, and discussed with Fund Counsel a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements under the 1940 Act, as well as the guidance provided in Gartenburg v. Merrill Lynch Asset Management, Inc., which was affirmed in Jones v. Harris Associates, L.P. In addition, the Board met in executive session outside the presence of Fund management.

In approving the continuation of the Agreement, the Board considered: (a) the nature, extent and quality of services provided by the Investment Adviser; (b) the investment performance of the Fund; (c) the advisory fee and the cost of the services and profits to be realized by the Investment Adviser from its relationship with the Fund; (d) the Fund’s costs to investors compared to the costs of comparative funds and performance compared to the relevant performance of comparative funds; (e) the sharing of potential economies of scale; (f) fall-out benefits to the Investment Adviser as a result of its relationship with the Fund; and (g) other factors deemed relevant by the Board. The following is a summary of certain factors

42

BBH LIMITED DURATION FUND

DISCLOSURE OF ADVISOR SELECTION (continued)
April 30, 2020 (unaudited)

the Board considered in making its determination to approve the continuance of the Agreement. No single factor reviewed by the Board was identified as the principal factor in determining whether to approve the Agreement, and individual Trustees may have given different weight to various factors. The Board reviewed these factors with Fund Counsel. The Board concluded that the fees paid by the Fund to the Investment Adviser were reasonable based on the comparative performance, expense information, the cost of the services provided, and the profits realized by the Investment Adviser.

Nature, Extent and Quality of Services

The Board noted that, under the Agreement and with respect to the Fund, the Investment Adviser, subject to the supervision of the Board, is responsible for providing a continuous investment program and making purchases and sales of portfolio securities consistent with the Fund’s investment objective and policies. The Board further noted that, as a combined investment advisory and administration agreement, the Agreement also contemplates the provision of administrative services by the Investment Adviser to the Fund within the same fee structure. The Board received and considered information during the December meetings, and over the course of the previous year, regarding the nature, extent and quality of services provided to the Fund by the Investment Adviser including: portfolio management, the supervision of operations and compliance, preparation of regulatory filings, disclosures to Fund shareholders, general oversight of service providers, organizing Board meetings and preparing the materials for such Board meetings, assistance to the Board (including the Independent Trustees in their capacity as Trustees), legal and Chief Compliance Officer services for the Trust, and other services necessary for the operation of the Fund. The Board considered the resources of the Investment Adviser and BBH, as a whole, dedicated to the Fund noting that, pursuant to separate agreements, BBH also provides custody, shareholder servicing, and fund accounting services to the Fund. The Board considered the depth and range of services provided pursuant to the Agreement, noting that the Investment Adviser also coordinates the provision of services to the Fund by affiliated and nonaffiliated service providers.

The Board considered the scope and quality of services provided by the Investment Adviser under the Agreement. The Board reviewed the qualifications of the key investment personnel primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered the policies and practices followed by BBH and the Investment Adviser. The Board noted that during the course of its regular meetings, it received reports on each of the foregoing topics. The Board concluded that, overall, it was satisfied with the nature, extent and quality of the investment advisory and administrative services provided, and expected to be provided, to the Fund pursuant to the Agreement.

Fund Performance

At the November 20, 2019 and December 10, 2019 meetings, and throughout the year, the Board received and considered performance information for the Fund provided by BBH. The Board also considered the Fund’s performance relative to a peer category of other mutual funds in a report compiled by Broadridge.

financial statements april 30, 2020	43

BBH LIMITED DURATION FUND

DISCLOSURE OF ADVISOR SELECTION (continued)
April 30, 2020 (unaudited)

As part of this review, the Trustees considered the composition of the peer category, selection criteria and reputation of Broadridge who prepared the peer category analysis. The Board reviewed and discussed with both BBH and Broadridge the report’s findings and discussed the positioning of the Fund relative to its selected peer category. The Board considered short-term and long-term investment performance for the Fund over various periods of time as compared to a selection of peer category, noting the Fund’s underperformance in the 1-year period and outperformance for the 2-, 3-, 4-, 5- and 10-year periods ended September 30, 2019. In evaluating the performance of the Fund, the Board considered the risk expectations for the Fund as well as the relevant market conditions for the Fund’s investments and investment strategy. Based on this information, and in light of the Fund’s historic investment style, the Board concluded that it was satisfied with the Fund’s investment results.

Costs of Services Provided and Profitability

The Board considered the fee rates paid by the Fund to the Investment Adviser in light of the nature, extent and quality of the services provided to the Fund. The Board also considered and reviewed the fee waiver arrangement that was in place for the Fund’s Class N shares and considered the actual fee rates after taking into account the waiver. The Board received and considered information comparing the Fund’s combined investment advisory and administration fee and the Fund’s net operating expenses with those of other comparable mutual funds, such peer category and comparisons having been selected and calculated by Broadridge, noting that the Fund compared exceedingly well to the selected peer category. The Board recognized that it is difficult to make comparisons of the fee rate, or of combined advisory and administration fees, because there are variations in the services that are included in the fees paid by other funds. The Board concluded that the advisory and administration fee appeared to be both reasonable in light of the services rendered and the result of arm’s length negotiations.

With regard to profitability, the Trustees considered the compensation and benefits flowing to the Investment Adviser and BBH, directly or indirectly. The Board reviewed the Investment Adviser and BBH’s profitability data for the Fund for the nine-months ended September 30, 2019, and for the prior ten years. The data also included the effect of revenue generated by the shareholder servicing, custody and fund accounting fees paid by the Fund to BBH. The Board conducted a detailed review of the allocation methods used in preparing the profitability data. The Board focused on profitability of the Investment Adviser and BBH’s relationships with the Fund before taxes and distribution expenses. The Board concluded that the Investment Adviser’s and BBH’s profitability was not excessive in light of the nature, extent and quality of services provided to the Fund.

The Board also considered the effect of fall-out benefits to the Investment Adviser and BBH such as the increased visibility of BBH’s investment management business due to the distribution of the Trust’s funds. The Board considered other benefits received by BBH and the Investment Adviser as a result of their relationships with the Fund. These other benefits include fees received for being the Fund’s administrator,

44

BBH LIMITED DURATION FUND

DISCLOSURE OF ADVISOR SELECTION (continued)
April 30, 2020 (unaudited)

custodian, fund accounting and shareholder servicing agent. In light of the costs of providing services pursuant to the Agreement as well as the Investment Adviser and BBH’s commitment to the Fund, the ancillary benefits that the Investment Adviser and BBH received were considered reasonable.

Economies of Scale

The Board also considered the existence of economies of scale and whether those economies are passed along to the Fund’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by the Investment Adviser. The Board considered the fee schedule for the Fund, noting the existence of a graduated investment advisory fee. Based on information it had been provided over many years, the Board observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there appeared to be no uniformity or pattern in the fees and asset levels at which breakpoints apply. In light of the Fund’s current size and expense structure, the Board concluded that the current breakpoints for the Fund were reasonable. The Board concluded that the fees paid by the Fund to the Investment Adviser were reasonable based on the comparative performance, expense information, the cost of the services provided and the profits to be realized by the Investment Adviser.

financial statements april 30, 2020	45

BBH LIMITED DURATION FUND

CONFLICTS OF INTEREST
April 30, 2020 (unaudited)

Conflicts of Interest

BBH, including the Investment Adviser, provides discretionary and non-discretionary investment management services and products to corporations, institutions and individual investors throughout the world. As a result, in the ordinary course of its businesses, BBH, including the Investment Adviser, may engage in activities in which its interests or the interests of its clients may conflict with or be adverse to the interests of the Funds. In addition, certain of such clients (including the Funds) utilize the services of BBH for which they will pay to BBH customary fees and expenses that will not be shared with the Funds.

The Investment Adviser and the Sub-Adviser have adopted and implemented policies and procedures that seek to manage conflicts of interest. Pursuant to such policies and procedures, the Investment Adviser and the Sub-Adviser monitor a variety of areas, including compliance with fund investment guidelines, the investment in only those securities that have been approved for purchase, and compliance with their respective Code of Ethics.

The Trust also manages these conflicts of interest. For example, the Trust has designated a chief compliance officer and has adopted and implemented policies and procedures designed to manage the conflicts identified below and other conflicts that may arise in the course of the Funds’ operations in such a way as to safeguard the Funds from being negatively affected as a result of any such potential conflicts. From time to time, the Trustees receive reports from the Investment Adviser, the Sub-Adviser and the Trust’s chief compliance officer on areas of potential conflict.

Investors should carefully review the following, which describes potential and actual conflicts of interest that BBH, the Investment Adviser and Sub-Adviser can face in the operation of their respective investment management services. This section is not, and is not intended to be, a complete enumeration or explanation of all of the potential conflicts of interest that may arise. The Investment Adviser, the Sub-Adviser and the Funds have adopted policies and procedures reasonably designed to appropriately prevent, limit or mitigate the conflicts of interest described below. Additional information about potential conflicts of interest regarding the Investment Adviser is set forth in the Investment Adviser’s Form ADV. A copy of Part 1 and Part 2A of the Investment Adviser’s Form ADV is available on the SEC’s website (www.adviserinfo.sec.gov). In addition, many of the activities that create these conflicts of interest are limited and/or prohibited by law, unless an exception is available.

Other Clients and Allocation of Investment Opportunities. BBH, the Investment Adviser, and the Sub-Adviser manage funds and accounts of clients other than the Funds (“Other Clients”). In general, BBH, the Investment Adviser, and the Sub-Adviser face conflicts of interest when they render investment advisory services to different clients and, from time to time, provide dissimilar investment advice to different clients. Investment decisions will not necessarily be made in parallel among the Funds and Other Clients. Investments made by the Funds do not, and are not intended to, replicate the investments, or the

46

BBH LIMITED DURATION FUND

CONFLICTS OF INTEREST (continued)
April 30, 2020 (unaudited)

investment methods and strategies, of Other Clients. Accordingly, such Other Clients’ accounts may produce results that are materially different from those experienced by the Funds. Certain other conflicts of interest may arise in connection with a portfolio manager’s management of the Funds’ investments, on the one hand, and the investments of other funds or accounts for which the portfolio manager is responsible, on the other. For example, it is possible that the various funds or accounts managed by the Investment Adviser or Sub-Adviser could have different investment strategies that, at times, might conflict with one another to the possible detriment of the Funds. From time to time, the Investment Adviser and Sub-Adviser, sponsor and with other investment pools and accounts which engage in the same or similar businesses as the Funds using the same or similar investment strategies. To the extent that the same investment opportunities might be desirable for more than one account or fund, possible conflicts could arise in determining how to allocate them because the Investment Adviser or Sub-Adviser may have an incentive to allocate investment opportunities to certain accounts or funds. However, BBH and the Sub-Adviser have implemented policies and procedures designed to ensure that information relevant to investment decisions is disseminated promptly within its portfolio management teams and investment opportunities are allocated equitably among different clients. The policies and procedures require, among other things, objective allocation for limited investment opportunities, and documentation and review of justifications for any decisions to make investments only for select accounts or in a manner disproportionate to the size of the account. Nevertheless, access to investment opportunities may be allocated differently among accounts due to the particular characteristics of an account, such as size of the account, cash position, tax status, risk tolerance and investment restrictions or for other reasons.

Actual or potential conflicts of interest may also arise when a portfolio manager has management responsibilities to multiple accounts or funds, resulting in unequal commitment of time and attention to the portfolio management of the funds or accounts.

Affiliated Service Providers. Other potential conflicts might include conflicts between the Funds and its affiliated and unaffiliated service providers (e.g. conflicting duties of loyalty). In addition to providing investment management services through the SID, BBH provides administrative, custody, shareholder servicing and fund accounting services to the Funds. BBH may have conflicting duties of loyalty while servicing the Funds and/or opportunities to further its own interest to the detriment of the Funds. For example, in negotiating fee arrangements with affiliated service providers, BBH may have an incentive to agree to higher fees than it would in the case of unaffiliated providers. BBH acting in its capacity as the Funds’ administrator is the primary valuation agent of the Funds. BBH values securities and assets in the Funds according to the Funds’ valuation policies. Because the Investment Adviser’s advisory and administrative fees are calculated by reference to the Funds’ net assets, BBH and its affiliates may have an incentive to seek to overvalue certain assets.

financial statements april 30, 2020	47

BBH LIMITED DURATION FUND

CONFLICTS OF INTEREST (continued)
April 30, 2020 (unaudited)

Aggregation. Potential conflicts of interest also arise with the aggregation of trade orders. Purchases and sales of securities for the Funds may be aggregated with orders for other client accounts managed by the Sub-Adviser. The Sub-Adviser, however, is not required to aggregate orders if portfolio management decisions for different accounts are made separately, or if it is determined that aggregating is not practicable, or in cases involving client direction. Prevailing trading activity frequently may make impossible the receipt of the same price or execution on the entire volume of securities purchased or sold. When this occurs, the various prices may be averaged, and the Funds will be charged or credited with the average price. Thus, the effect of the aggregation may operate on some occasions to the disadvantage of the Funds. In addition, under certain circumstances, the Funds will not be charged the same commission or commission equivalent rates in connection with an aggregated order.

Cross Trades. Under certain circumstances, the Investment Adviser and/or the Sub-Adviser, on behalf of the Funds, may seek to buy from or sell securities to another fund or account advised by BBH, the Investment Adviser or the Sub-Adviser. Subject to applicable law and regulation, BBH, the Investment Adviser or the Sub-Adviser may (but is not required to) effect purchases and sales between BBH, the Investment Adviser or the Sub-Adviser’s clients (“cross trades”), including the Funds, if BBH, the Investment Adviser or the Sub-Adviser believe such transactions are appropriate based on each party’s investment objectives and guidelines. There may be potential conflicts of interest or regulatory issues relating to these transactions which could limit the Investment Adviser or the Sub-Adviser’s decision to engage in these transactions for the Funds. BBH, the Investment Adviser and/or the Sub-Adviser may have a potentially conflicting division of loyalties and responsibilities to the parties in such transactions.

Soft Dollars. The Investment Adviser may direct brokerage transactions and/or payment of a portion of client commissions (“soft dollars”) to specific brokers or dealers or other providers to pay for research or other appropriate services which provide, in the Investment Adviser’s view, appropriate assistance in the investment decision-making process (including with respect to futures, fixed price offerings and over-the-counter transactions). The use of a broker that provides research and securities transaction services may result in a higher commission than that offered by a broker who does not provide such services. The Investment Adviser will determine in good faith whether the amount of commission is reasonable in relation to the value of research and services provided and whether the services provide lawful and appropriate assistance in its investment decision-making responsibilities.

Research or other services obtained in this manner may be used in servicing any or all of the Funds and other accounts managed by the Investment Adviser, including in connection with accounts that do not pay commissions to the broker related to the research or other service arrangements. Such products and services may disproportionately benefit other client accounts relative to the Funds based on the amount of brokerage commissions paid by the Funds and such other accounts. To the extent that the Sub-Adviser uses soft dollars, it will not have to pay for those products and services itself.

48

BBH LIMITED DURATION FUND

CONFLICTS OF INTEREST (continued)
April 30, 2020 (unaudited)

BBH may receive research that is bundled with the trade execution, clearing, and/or settlement services provided by a particular broker-dealer. To the extent that the Sub-Adviser receives research on this basis, many of the same conflicts related to traditional soft dollars may exist. For example, the research effectively will be paid by client commissions that also will be used to pay for the execution, clearing, and settlement services provided by the broker-dealer and will not be paid by the Sub-Adviser.

Arrangements regarding compensation and delegation of responsibility may create conflicts relating to selection of brokers or dealers to execute Fund portfolio trades and/or specific uses of commissions from Fund portfolio trades, administration of investment advice and valuation of securities.

Investments in BBH Funds. From time to time BBH may invest a portion of the assets of its discretionary investment advisory clients in the Funds. That investment by BBH on behalf of its discretionary investment advisory clients in the Funds may be significant at times.

Increasing a Fund’s assets may enhance investment flexibility and diversification and may contribute to economies of scale that tend to reduce the Funds’ expense ratio. In selecting the Funds for its discretionary investment advisory clients, BBH may limit its selection to funds managed by BBH or the Investment Adviser. BBH may not consider or canvass the universe of unaffiliated investment companies available, even though there may be unaffiliated investment companies that may be more appropriate or that have superior performance. BBH, the Investment Adviser and their affiliates providing services to the Funds benefit from additional fees when the Funds is included as an investment by a discretionary investment advisory client.

BBH reserves the right to redeem at any time some or all of the shares of the Funds acquired for its discretionary investment advisory clients’ accounts. A large redemption of shares of the Funds by BBH on behalf of its discretionary investment advisory clients could significantly reduce the asset size of the Funds, which might have an adverse effect on the Funds’ investment flexibility, portfolio diversification and expense ratio.

Valuation. When market quotations are not readily available, or are believed by BBH to be unreliable, the Funds’ investments will be valued at fair value by BBH pursuant to procedures adopted by the Funds’ Board of Trustees. When determining an asset’s “fair value”, BBH seeks to determine the price that a Fund might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. The price generally may not be determined based on what the Funds might reasonably expect to receive for selling an asset at a later time or if it holds the asset to maturity. While fair value determinations will be based upon all available factors that BBH deems relevant at the time of the determination and may be based on analytical values determined by BBH using proprietary or third-party valuation models, fair value represents only a good faith approximation of the value of a security. The fair value of one or more

financial statements april 30, 2020	49

BBH LIMITED DURATION FUND

CONFLICTS OF INTEREST (continued)
April 30, 2020 (unaudited)

securities may not, in retrospect, be the price at which those assets could have been sold during the period in which the particular fair values were used in determining the Funds’ net asset value. As a result, the Funds’ sale or redemption of its shares at net asset value, at a time when a holding or holdings are valued by BBH (pursuant to Board-adopted procedures) at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders.

Referral Arrangements. BBH may enter into advisory and/or referral arrangements with third parties. Such arrangements may include compensation paid by BBH to the third party. BBH may pay a solicitation fee for referrals and/or advisory or incentive fees. BBH may benefit from increased amounts of assets under management.

Personal Trading. BBH, including the Investment Adviser, and any of their respective partners, principals, directors, officers, employees, affiliates or agents, face conflicts of interest when transacting in securities for their own accounts because they could benefit by trading in the same securities as the Funds, which could have an adverse effect on the Funds. However, the Investment Adviser has implemented policies and procedures concerning personal trading by BBH Partners and employees. The policy and procedures are intended to prevent BBH Partners and employees from trading in the same securities as the Funds. However, BBH, including the Investment Adviser, has implemented policies and procedures concerning personal trading by BBH Partners and employees. The policies and procedures are intended to prevent BBH Partners and employees with access to Fund material non-public information from trading in the same securities as the Funds.

Gifts and Entertainment. From time to time, employees of BBH, including the Investment Adviser, and any of their respective partners, principals, directors, officers, employees, affiliates or agents, may receive gifts and/or entertainment from clients, intermediaries, or service providers to the Funds or BBH, including the Investment Adviser, which could have the appearance of affecting or may potentially affect the judgment of the employees, or the manner in which they conduct business. The Investment Adviser has implemented policies and procedures concerning gifts and entertainment to mitigate any impact on the judgment of BBH Partners and employees. BBH, including the Investment Adviser, has implemented policies and procedures concerning gifts and entertainment to mitigate any impact on the judgment of BBH Partners and employees.

50

BBH LIMITED DURATION FUND

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM
April 30, 2020 (unaudited)

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”) to promote effective liquidity risk management throughout the open-end investment company industry in order to reduce the risk that funds will be unable to meet their redemption obligations and mitigate dilution of the interests of fund shareholders.

The Board of Trustees (the “Board”) of BBH Trust met on March 11, 2020 to review the liquidity risk management program (the “Program”) applicable to the funds of BBH Trust (the “Funds”) pursuant to the Liquidity Rule. The Board has appointed three members of the Brown Brothers Harriman & Co. Mutual Fund Advisory Department, the Investment Adviser to the Funds, as the Program Administrator for each Fund’s Program. The Program Administrator provided the Board with a report (the “Report”) that addressed the operations of the Program and assessed its adequacy and effectiveness of the Program. The Report covered the period from June 1, 2019 through January 31, 2020.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing a Fund’s liquidity risk, including the following points.

Liquidity classification. The Report described the Program’s liquidity classification methodology for categorizing the Funds’ investments into one of four liquidity buckets.

Highly Liquid Investment Minimum. The Report noted that one aspect of the Liquidity Rule is a requirement that funds that are expected to have less than 50% of assets classified as other than “highly liquid” should establish a minimum percentage of highly liquid assets that the fund is expected to hold on an on-going basis. The Program Administrator monitors the percentages of assets in each category on an ongoing basis and, given that no Fund has approached the 50% threshold, has made the determination that it is not necessary to assign a Highly Liquid Investment Minimum as provided for in the Liquidity Rule to any of the Funds.

The Fund’s investment strategy and liquidity of portfolio investments during normal and reasonably foreseeable stressed market conditions. During the Program reporting period, the Program Administrator reviewed whether each Fund’s investment strategy is appropriate for an open-end fund structure with a focus on Funds with more significant and consistent holdings of less liquid and illiquid assets and factored a Fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account.

Short-term and long-term cash flow projections during normal and reasonably foreseeable stressed market conditions. During the Program reporting period, the Program Administrator reviewed historical redemption activity and used this information as a component to establish each Fund’s reasonably anticipated trading size.

financial statements april 30, 2020	51

BBH LIMITED DURATION FUND

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM (continued)
April 30, 2020 (unaudited)

The Program Administrator also took into consideration other factors such as shareholder ownership concentration, applicable distribution channels and the degree of certainty associated with a Fund’s short-term and long-term cash flow projections.

Holdings of cash and cash equivalents. The Program Administrator considered the degree to which each Fund held cash and cash equivalents as a component of each Fund’s ability to meet redemption requests.

There were no material changes to the Program during the reporting period. The report provided to the Board stated that the Program Administrator concluded that based on the operation of the Program during the reporting period, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

52

Administrator
Brown Brothers Harriman & Co.
140 Broadway
New York, NY 10005

Distributor
ALPS Distributors, Inc.
1290 Broadway, Suite 1100
Denver, CO 80203

Shareholder Servicing Agent
Brown Brothers Harriman & Co.
140 Broadway
New York, NY 10005
1-800-575-1265
Investment Adviser Brown Brothers Harriman Mutual Fund Advisory Department 140 Broadway New York, NY 10005

To obtain information or make shareholder inquiries:

By telephone:	Call 1-800-575-1265
By E-mail send your request to:	bbhfunds@bbh.com
On the internet:	www.bbhfunds.com

This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of the Fund.

For more complete information, visit www.bbhfunds.com for a prospectus. You should consider the Fund’s investment objectives, risks, charges and expenses carefully before you invest. Information about these and other important subjects is in the Fund’s prospectus, which you should read carefully before investing.

Holdings and allocations are subject to change. Fund holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities. Current and future holdings are subject to risk.

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available electronically on the SEC’s website (sec.gov). For a complete list of a fund’s portfolio holdings, view the most recent holdings listing, semi-annual report, or annual report on the Fund’s web site at http://www.bbhfunds.com.

A summary of the Fund’s Proxy Voting Policy that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio, as well as a record of how the Fund voted any such proxies during the most recent 12-month period ended June 30, is available, without charge, upon request by calling the toll-free number listed above. This information is also available on the SEC’s website at www.sec.gov.

NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

Brown Brothers Harriman

Semi-Annual Report

APRIL 30, 2020

BBH Intermediate Municipal Bond Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Funds' shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other Fund communications electronically from the Fund by calling 1-800-575-1265 or from your financial intermediary.

You may elect to receive all future reports in paper free of charge. You can inform the Fund by calling 1-800-575-1265 or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper may apply to all funds in the fund complex or held with your financial intermediary.

BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO ALLOCATION

April 30, 2020 (unaudited)

BREAKDOWN BY SECURITY TYPE

	U.S. $ Value	Percent of Net Assets
Municipal Bonds	$558,200,201	101.4%
Liabilities in Excess of Other Assets	(7,508,730)	(1.4)
NET ASSETS	$550,691,471	100.0%

All data as of April 30, 2020.BBH Intermediate Municipal Bond Fund’s (the “Fund”) security type diversification is expressed as a percentage of net assets and may vary over time.

CREDIT QUALITY

	U.S. $ Value	Percent of Total Investments
AAA	$150,142,077	26.8%
AA	219,832,460	39.4
A	153,298,834	27.5
BBB	30,019,980	5.4
SP-1	4,906,850	0.9
TOTAL INVESTMENTS	$558,200,201	100.0%

All data as of April 30, 2020. The Fund’s credit quality is expressed as a percentage of total investments and may vary over time. Ratings are provided by Standard and Poor’s (S&P). Where S&P ratings are not available, they are substituted with Moody’s. S&P and Moody’s are independent third parties.

The accompanying notes are an integral part of these financial statements.

2

BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS

April 30, 2020 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (101.4%)
	Alabama (0.0%)
$150,000	Alabama 21st Century Authority, Revenue Bonds	06/01/21	5.000%	$153,531
	Total Alabama			153,531

	Arizona (0.0%)
205,000	Salt Verde Financial Corp., Revenue Bonds	12/01/22	5.250	221,484
	Total Arizona			221,484

	Arkansas (0.6%)
3,200,000	Little Rock Metrocentere Improvement District No 1, Revenue Bonds[1]	05/01/20	0.180	3,200,000
	Total Arkansas			3,200,000

	California (12.3%)
510,000	Anaheim City School District, General Obligation Bonds, NPFG[2]	08/01/24	0.000	479,874
1,000,000	Anaheim City School District, General Obligation Bonds, NPFG[2]	08/01/26	0.000	899,120
725,000	Anaheim City School District, General Obligation Bonds, AGM, NPFG[2]	08/01/28	0.000	621,223
2,140,000	Anaheim City School District, General Obligation Bonds, AGM, NPFG[2]	08/01/29	0.000	1,777,313
660,000	Anaheim Public Financing Authority, Revenue Bonds, AGM[2]	09/01/30	0.000	528,238
3,000,000	Bay Area Toll Authority, Revenue Bonds	04/01/54	5.000	3,461,310
3,375,000	Burbank Unified School District, General Obligation Bonds, NPFG[2]	08/01/23	0.000	3,212,291
6,550,000	Burbank Unified School District, General Obligation Bonds, NPFG[2]	08/01/24	0.000	6,121,761
6,000,000	California Infrastructure & Economic Development Bank, Revenue Bonds (1-Month USD-LIBOR + 0.330%)[3]	10/01/47	1.019	5,891,880

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS APRIL 30, 2020	3

BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2020 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (continued)
	California (continued)
$1,185,000	California Pollution Control Financing Authority, Revenue Bonds[3,4]	11/01/40	3.125%	$1,203,284
200,000	California Statewide Communities Development Authority, Revenue Bonds[1]	05/01/20	0.100	200,000
1,040,000	Chaffey Joint Union High School District, General Obligation Bonds[2]	08/01/33	0.000	736,778
2,025,000	Chula Vista Elementary School District, Revenue Bonds[2]	08/01/23	0.000	1,966,275
1,015,000	Downey Unified School District, General Obligation Bonds[2]	08/01/33	0.000	689,682
1,000,000	Downey Unified School District, General Obligation Bonds[2]	08/01/35	0.000	619,750
1,000,000	Golden State Tobacco Securitization Corp., Revenue Bonds	06/01/21	5.000	1,036,010
1,000,000	Golden State Tobacco Securitization Corp., Revenue Bonds, AGM[2]	06/01/25	0.000	916,280
5,500,000	Golden State Tobacco Securitization Corp., Revenue Bonds, AMBAC[2]	06/01/27	0.000	4,717,130
1,000,000	Grossmont Healthcare District, General Obligation Bonds, AMBAC[2]	07/15/30	0.000	799,320
600,000	Irvine Ranch Water District, Special Assessment Bonds[1]	05/01/20	0.100	600,000
1,100,000	La Mesa-Spring Valley School District, General Obligation Bonds, NPFG[2]	08/01/26	0.000	983,543
1,440,000	Lake Tahoe Unified School District, General Obligation Bonds, NPFG[2]	08/01/27	0.000	1,265,544
1,110,000	Lake Tahoe Unified School District, General Obligation Bonds, NPFG[2]	08/01/30	0.000	888,777
725,000	Long Beach Bond Finance Authority, Revenue Bonds	11/15/22	5.250	779,600
360,000	Long Beach Bond Finance Authority, Revenue Bonds (3-Month USD-LIBOR + 1.450%)[3]	11/15/27	2.583	336,136

The accompanying notes are an integral part of these financial statements.

4

BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2020 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (continued)
	California (continued)
$4,000,000	Newark Unified School District, General Obligation Bonds, AGM[2]	08/01/25	0.000%	$3,660,200
7,035,000	Northern California Gas Authority No 1, Revenue Bonds (3-Month USD-LIBOR + 0.720%)[3]	07/01/27	1.680	6,553,595
1,115,000	Oak Grove School District, General Obligation Bonds[2]	08/01/31	0.000	917,656
1,030,000	Oak Grove School District, General Obligation Bonds[2]	08/01/32	0.000	837,895
1,050,000	Oak Park Unified School District, General Obligation Bonds, AGM[2]	08/01/28	0.000	901,173
975,000	Placer Union High School District, General Obligation Bonds, AGM[2]	08/01/30	0.000	786,240
775,000	Roseville Joint Union High School District, General Obligation Bonds, AGM[2]	08/01/30	0.000	615,536
1,035,000	Roseville Joint Union High School District, General Obligation Bonds[2]	08/01/33	0.000	674,033
3,000,000	San Diego Unified School District, General Obligation Bonds[2]	07/01/37	0.000	1,625,940
1,000,000	Santa Ana Unified School District, General Obligation Bonds, NPFG[2]	08/01/24	0.000	929,910
1,400,000	Southern California Public Power Authority, Revenue Bonds[1]	05/01/20	0.100	1,400,000
4,000,000	State of California, General Obligation Bonds (1-Month USD-LIBOR + 0.760%)[3]	12/01/31	1.455	3,968,600
2,415,000	State of California, General Obligation Bonds	12/01/32	2.850	2,514,909
1,000,000	Ukiah Unified School District, General Obligation Bonds, NPFG[2]	08/01/24	0.000	936,980
1,040,000	Windsor Unified School District, General Obligation Bonds[2]	08/01/33	0.000	714,813
	Total California			67,768,599

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS APRIL 30, 2020	5

BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2020 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (continued)
	Colorado (0.9%)
$1,978,996	Colorado Housing & Finance Authority, Revenue Bonds, GNMA	11/01/48	4.200%	$2,082,398
1,900,000	E-470 Public Highway Authority, Revenue Bonds, NPFG[2]	09/01/25	0.000	1,641,125
1,750,000	E-470 Public Highway Authority, Revenue Bonds, NPFG[2]	09/01/27	0.000	1,411,130
	Total Colorado			5,134,653

	Connecticut (3.8%)
1,135,000	Connecticut Housing Finance Authority, Revenue Bonds, FHLMC, FNMA, GNMA	11/15/22	2.100	1,152,559
530,000	Connecticut Housing Finance Authority, Revenue Bonds	05/15/23	2.800	547,670
2,845,000	Connecticut State Health & Educational Facilities Authority, Revenue Bonds[3,4]	07/01/42	2.000	2,910,321
3,455,000	Connecticut State Health & Educational Facilities Authority, Revenue Bonds[3,4]	07/01/49	1.800	3,487,373
245,000	State of Connecticut, General Obligation Bonds (SIFMA Municipal Swap Index Yield + 0.900%)[3]	03/01/23	1.120	241,707
1,000,000	State of Connecticut, General Obligation Bonds (SIFMA Municipal Swap Index Yield + 0.990%)[3]	03/01/25	1.210	976,330
1,845,000	State of Connecticut, General Obligation Bonds	03/01/26	5.000	2,041,474
2,050,000	State of Connecticut Special Tax Revenue, Revenue Bonds	08/01/25	5.000	2,359,960
2,945,000	State of Connecticut Special Tax Revenue, Revenue Bonds	09/01/26	5.000	3,445,444

The accompanying notes are an integral part of these financial statements.

6

BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2020 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (continued)
	Connecticut (continued)
$1,065,000	State of Connecticut Special Tax Revenue, Revenue Bonds	08/01/27	5.000%	$1,220,873
2,125,000	State of Connecticut Special Tax Revenue, Revenue Bonds	01/01/29	5.000	2,499,978
	Total Connecticut			20,883,689

	District of Columbia (1.4%)
1,000,000	District of Columbia, Revenue Bonds	03/01/27	5.000	1,239,450
5,000,000	District of Columbia, Revenue Bonds	10/01/28	5.000	6,406,200
	Total District of Columbia			7,645,650

	Florida (3.6%)
1,020,000	County of Broward Airport System, Revenue Bonds	10/01/25	5.000	1,096,724
1,750,000	County of Broward Airport System, Revenue Bonds	10/01/31	5.000	2,059,540
1,015,000	County of Hillsborough Solid Waste & Resource Recovery, Revenue Bonds	09/01/24	5.000	1,161,586
1,185,000	Florida Housing Finance Corp., Revenue Bonds, FHLMC, FNMA, GNMA	07/01/49	4.000	1,259,086
4,490,000	Florida Housing Finance Corp., Revenue Bonds, FHLMC, FNMA, GNMA	01/01/50	4.250	4,807,129
1,750,000	State of Florida, General Obligation Bonds	06/01/26	5.000	2,138,168
2,125,000	State of Florida Lottery Revenue, Revenue Bonds	07/01/25	5.000	2,534,105
3,675,000	State of Florida Lottery Revenue, Revenue Bonds	07/01/27	5.000	4,492,577
	Total Florida			19,548,915

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS APRIL 30, 2020	7

BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2020 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (continued)
	Georgia (4.3%)
$4,850,000	Development Authority of Burke County, Revenue Bonds[3,4]	10/01/32	2.250%	$4,775,262
1,200,000	Development Authority of Burke County, Revenue Bonds[3,4]	11/01/45	3.000	1,207,428
2,290,000	Development Authority of Burke County, Revenue Bonds[3,4]	11/01/45	3.250	2,324,167
65,000	Georgia Municipal Electric Authority, Revenue Bonds, NPFG[3,4]	01/01/21	3.537	65,518
345,000	Georgia Municipal Electric Authority, Revenue Bonds	01/01/25	5.000	373,914
1,265,000	Georgia Municipal Electric Authority, Revenue Bonds	01/01/26	5.000	1,386,921
800,000	Georgia Municipal Electric Authority, Revenue Bonds	01/01/27	5.000	887,160
990,000	Georgia Municipal Electric Authority, Revenue Bonds	01/01/29	5.000	1,109,651
2,700,000	Georgia Municipal Electric Authority, Revenue Bonds	01/01/29	5.000	3,033,990
1,140,000	Georgia Municipal Electric Authority, Revenue Bonds	01/01/31	5.000	1,262,573
1,000,000	Georgia Municipal Electric Authority, Revenue Bonds	01/01/33	5.000	1,093,550
500,000	Georgia Municipal Electric Authority, Revenue Bonds	01/01/34	5.000	544,685
1,750,000	Monroe County Development Authority, Revenue Bonds	07/01/25	2.250	1,788,343
1,200,000	State of Georgia, General Obligation Bonds	02/01/25	5.000	1,415,016
1,710,000	State of Georgia, General Obligation Bonds	12/01/26	5.000	2,117,527
	Total Georgia			23,385,705

The accompanying notes are an integral part of these financial statements.

8

BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2020 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (continued)
	Hawaii (0.2%)
$310,000	State of Hawaii Airports System Revenue, Certificates of Participation	08/01/25	5.250%	$339,007
650,000	State of Hawaii Airports System Revenue, Certificates of Participation	08/01/26	5.250	710,612
	Total Hawaii			1,049,619

	Idaho (0.5%)
2,950,000	Idaho Health Facilities Authority, Revenue Bonds[1]	05/01/20	0.150	2,950,000
	Total Idaho			2,950,000

	Illinois (4.9%)
1,000,000	Chicago Transit Authority, Revenue Bonds	06/01/20	5.000	1,002,850
755,000	Chicago Transit Authority, Revenue Bonds	06/01/21	5.000	784,551
2,000,000	Chicago Transit Authority, Revenue Bonds	06/01/21	5.000	2,078,720
300,000	Illinois Finance Authority, Revenue Bonds[1]	05/01/20	0.150	300,000
2,000,000	Illinois Finance Authority, Revenue Bonds	08/15/27	5.000	2,372,780
2,000,000	Illinois Finance Authority, Revenue Bonds	08/15/28	5.000	2,407,220
1,705,000	Illinois Finance Authority, Revenue Bonds	08/15/29	5.000	2,075,991
2,740,000	Illinois Finance Authority, Revenue Bonds	07/15/32	3.000	2,800,116
2,470,000	Illinois Finance Authority, Revenue Bonds	08/15/36	4.000	2,628,500
95,000	Illinois Finance Authority, Revenue Bonds[3,4]	07/15/57	5.000	102,873

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS APRIL 30, 2020	9

BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2020 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (continued)
	Illinois (continued)
$205,000	Railsplitter Tobacco Settlement Authority, Revenue Bonds	06/01/21	5.250%	$213,442
3,965,000	Railsplitter Tobacco Settlement Authority, Revenue Bonds	06/01/24	5.000	4,492,940
355,000	Railsplitter Tobacco Settlement Authority, Revenue Bonds	06/01/26	5.000	421,601
3,945,000	Railsplitter Tobacco Settlement Authority, Revenue Bonds	06/01/27	5.000	4,672,774
270,000	Railsplitter Tobacco Settlement Authority, Revenue Bonds	06/01/28	5.000	318,832
	Total Illinois			26,673,190

	Indiana (1.7%)
2,700,000	City of Rockport, Revenue Bonds	06/01/25	3.050	2,854,872
165,000	Indiana Bond Bank, Revenue Bonds (3-Month USD-LIBOR + 0.970%)[3]	10/15/22	1.787	159,238
2,000,000	Indiana Finance Authority, Revenue Bonds[3,4]	12/01/58	2.250	2,016,680
3,770,000	Indiana Housing & Community Development Authority, Revenue Bonds	01/01/49	3.750	4,013,919
	Total Indiana			9,044,709

	Iowa (1.0%)
700,000	Iowa Finance Authority, Revenue Bonds, FHLMC, FNMA, GNMA	07/01/46	4.000	732,116
4,205,000	Iowa Finance Authority, Revenue Bonds, FHLMC, FNMA, GNMA	01/01/50	3.750	4,479,250
	Total Iowa			5,211,366

	Kansas (0.0%)
250,000	University of Kansas Hospital Authority, Revenue Bonds[1]	05/01/20	0.170	250,000
	Total Kansas			250,000

The accompanying notes are an integral part of these financial statements.

10

BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2020 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (continued)
	Kentucky (1.0%)
$4,965,000	Kentucky Public Energy Authority, Revenue Bonds[3,4]	12/01/49	4.000%	$5,260,616
	Total Kentucky			5,260,616

	Louisiana (0.0%)
25,000	Tobacco Settlement Financing Corp., Revenue Bonds	05/15/22	5.000	26,063
	Total Louisiana			26,063

	Maryland (2.4%)
1,125,000	County of Baltimore, General Obligation Bonds	02/01/26	5.000	1,359,214
135,000	State of Maryland, General Obligation Bonds	08/01/24	5.000	156,939
10,000,000	State of Maryland, General Obligation Bonds	03/15/25	5.000	11,827,700
	Total Maryland			13,343,853

	Massachusetts (3.7%)
1,555,000	Commonwealth of Massachusetts, Revenue Bonds, AGM[3,4]	06/01/22	3.260	1,626,266
4,305,000	Commonwealth of Massachusetts, General Obligation Bonds (3-Month USD-LIBOR + 0.550%)[3]	11/01/25	1.731	4,278,653
4,625,000	Commonwealth of Massachusetts, General Obligation Bonds	07/01/26	5.000	5,632,464
1,200,000	Commonwealth of Massachusetts, General Obligation Bonds	09/01/26	5.000	1,467,516
5,000,000	Massachusetts Clean Water Trust, Revenue Bonds[3,4]	08/01/23	2.000	5,226,250
200,000	Massachusetts Health & Educational Facilities Authority, Revenue Bonds[1]	05/01/20	0.170	200,000

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS APRIL 30, 2020	11

BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2020 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (continued)
	Massachusetts (continued)
$1,000,000	Massachusetts Housing Finance Agency, Revenue Bonds	12/01/21	2.500%	$1,017,460
370,000	Massachusetts Housing Finance Agency, Revenue Bonds	06/01/34	3.300	379,790
485,000	Massachusetts Housing Finance Agency, Revenue Bonds	12/01/36	3.450	497,925
	Total Massachusetts			20,326,324

	Michigan (3.2%)
135,000	Detroit City School District, General Obligation Bonds, BHAC, FGIC	05/01/25	5.250	147,786
110,000	Detroit City School District, General Obligation Bonds, AGM	05/01/27	5.250	134,039
5,350,000	Detroit City School District, General Obligation Bonds, AGM	05/01/29	6.000	6,603,719
1,550,000	Detroit City School District, General Obligation Bonds, AGM	05/01/30	5.250	1,955,682
3,675,000	Detroit City School District, General Obligation Bonds, AGM	05/01/32	5.250	4,665,817
1,195,000	Michigan Finance Authority, Revenue Bonds	05/01/28	5.000	1,409,144
1,250,000	State of Michigan Trunk Line Revenue, Revenue Bonds	11/15/23	5.000	1,406,425
1,000,000	State of Michigan Trunk Line Revenue, Revenue Bonds	11/15/24	5.000	1,156,650
355,000	University of Michigan, Revenue Bonds[1]	05/01/20	0.130	355,000
	Total Michigan			17,834,262

	Minnesota (3.8%)
100,000	City of Minneapolis, Revenue Bonds[1]	05/01/20	0.140	100,000

The accompanying notes are an integral part of these financial statements.

12

BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2020 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (continued)
	Minnesota (continued)
$535,000	Minnesota Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	01/01/27	3.350%	$580,459
715,000	Minnesota Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	07/01/27	3.400	781,102
1,396,656	Minnesota Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	03/01/47	2.930	1,421,516
1,752,213	Minnesota Housing Finance Agency, Revenue Bonds, FHA, FHLMC, FNMA, GNMA	01/01/49	3.600	1,802,467
4,405,889	Minnesota Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	03/01/49	3.450	4,515,463
1,565,104	Minnesota Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	06/01/49	3.150	1,604,780
7,685,502	Minnesota Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	01/01/50	2.470	7,665,059
2,250,000	St Paul Independent School District No 625, Certificates of Participation	02/01/32	2.000	2,181,240
	Total Minnesota			20,652,086

	Mississippi (0.2%)
1,000,000	Mississippi Business Finance Corp., Revenue Bonds[3,4]	03/01/27	2.200	978,140
	Total Mississippi			978,140

	Missouri (0.2%)
500,000	Health & Educational Facilities Authority of the State of Missouri, Revenue Bonds[1]	05/01/20	0.140	500,000

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS APRIL 30, 2020	13

BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2020 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (continued)
	Missouri (continued)
$600,000	Health & Educational Facilities Authority of the State of Missouri, Revenue Bonds[1]	05/01/20	0.150%	$600,000
	Total Missouri			1,100,000

	Montana (0.3%)
1,380,000	Montana Board of Housing, Revenue Bonds	12/01/43	4.000	1,463,324
	Total Montana			1,463,324

	Nebraska (1.9%)
2,515,000	Central Plains Energy Project, Revenue Bonds	09/01/27	5.000	2,667,208
3,675,000	Central Plains Energy Project, Revenue Bonds[3,4]	03/01/50	5.000	3,964,039
485,000	Hospital Authority No 1 of Lancaster County, Revenue Bonds[1]	05/01/20	0.150	485,000
3,295,000	Nebraska Investment Finance Authority, Revenue Bonds, FHLMC, FNMA, GNMA	09/01/49	4.000	3,493,029
	Total Nebraska			10,609,276

	New Hampshire (0.2%)
1,000,000	New Hampshire Business Finance Authority, Revenue Bonds	08/01/24	3.125	1,014,090
	Total New Hampshire			1,014,090

	New Jersey (6.0%)
1,420,000	Holmdel Township School District, General Obligation Bonds	02/01/27	3.250	1,580,162
2,055,000	Mount Laurel Township Board of Education, General Obligation Bonds	09/01/22	2.500	2,100,498

The accompanying notes are an integral part of these financial statements.

14

BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2020 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (continued)
	New Jersey (continued)
$2,075,000	Mount Laurel Township Board of Education, General Obligation Bonds	09/01/23	2.500%	$2,133,494
1,630,000	Mount Laurel Township Board of Education, General Obligation Bonds	09/01/24	2.500	1,686,512
3,830,000	New Jersey Economic Development Authority, Revenue Bonds (SIFMA Municipal Swap Index Yield + 1.550%)[3]	09/01/27	1.770	3,767,648
4,700,000	New Jersey Economic Development Authority, Revenue Bonds (SIFMA Municipal Swap Index Yield + 1.600%)[3]	03/01/28	1.820	4,611,405
3,235,000	New Jersey Transportation Trust Fund Authority, Revenue Bonds[2]	12/15/26	0.000	2,570,110
1,295,000	New Jersey Transportation Trust Fund Authority, Revenue Bonds[2]	12/15/28	0.000	943,200
3,530,000	New Jersey Transportation Trust Fund Authority, Revenue Bonds[2]	12/15/30	0.000	2,335,201
6,000,000	New Jersey Transportation Trust Fund Authority, Revenue Bonds[2]	12/15/31	0.000	3,772,680
2,760,000	New Jersey Turnpike Authority, Revenue Bonds (1-Month USD-LIBOR + 0.750%)[3]	01/01/30	1.439	2,705,435
1,375,000	Rumson Boro School District, General Obligation Bonds	07/15/33	2.000	1,280,991
1,750,000	Township of Ewing, General Obligation Bonds	08/01/27	3.000	1,904,595
1,750,000	Township of Ewing, General Obligation Bonds	08/01/29	2.000	1,755,145
	Total New Jersey			33,147,076

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS APRIL 30, 2020	15

BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2020 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (continued)
	New Mexico (0.9%)
$1,900,000	New Mexico Mortgage Finance Authority, Revenue Bonds, FHLMC, FNMA, GNMA	01/01/49	4.000%	$2,025,115
3,000,000	New Mexico Mortgage Finance Authority, Revenue Bonds, FHLMC, FNMA, GNMA	01/01/51	3.500	3,161,910
	Total New Mexico			5,187,025

	New York (4.2%)
5,000,000	Metropolitan Transportation Authority, Revenue Bonds	02/01/22	4.000	4,906,850
1,425,000	Metropolitan Transportation Authority, Revenue Bonds[3,4]	11/15/48	5.000	1,465,641
4,415,000	Metropolitan Transportation Authority, Revenue Bonds (1-Month USD-LIBOR + 0.820%)[3]	11/01/26	1.480	4,146,877
1,100,000	New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds[1]	05/01/20	0.160	1,100,000
700,000	New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds[1]	05/01/20	0.180	700,000
2,955,000	New York City Water & Sewer System, Revenue Bonds[1]	05/01/20	0.150	2,955,000
200,000	New York City Water & Sewer System, Revenue Bonds[1]	05/01/20	0.160	200,000
200,000	New York City Water & Sewer System, Revenue Bonds[1]	05/01/20	0.160	200,000
750,000	New York City Water & Sewer System, Revenue Bonds[1]	05/01/20	0.160	750,000
675,000	New York State Dormitory Authority, Revenue Bonds	02/15/24	5.000	763,877

The accompanying notes are an integral part of these financial statements.

16

BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2020 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (continued)
	New York (continued)
$5,050,000	New York State Energy Research & Development Authority, Revenue Bonds[3,4]	07/01/26	2.375%	$5,050,000
830,000	Triborough Bridge & Tunnel Authority, Revenue Bonds (1-Month USD-LIBOR + 0.500%)[3]	11/15/27	1.160	822,530
	Total New York			23,060,775

	North Carolina (2.3%)
400,000	Charlotte-Mecklenburg Hospital Authority, Revenue Bonds[1]	05/01/20	0.160	400,000
1,815,000	County of New Hanover, Revenue Bonds	10/01/26	5.000	2,120,827
1,725,000	County of Wake, General Obligation Bonds	03/01/24	5.000	1,979,386
940,000	North Carolina Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	01/01/23	2.750	962,682
950,000	North Carolina Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	07/01/23	2.800	975,926
1,570,000	State of North Carolina, General Obligation Bonds	06/01/24	5.000	1,815,328
2,000,000	State of North Carolina, General Obligation Bonds	06/01/27	5.000	2,507,520
2,225,000	State of North Carolina, General Obligation Bonds	06/01/32	2.000	2,122,784
	Total North Carolina			12,884,453

	North Dakota (0.4%)
2,200,000	North Dakota Housing Finance Agency, Revenue Bonds	07/01/32	2.800	2,260,060
	Total North Dakota			2,260,060

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS APRIL 30, 2020	17

BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2020 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (continued)
	Ohio (1.3%)
$320,000	County of Montgomery, Revenue Bonds[1]	05/01/20	0.180%	$320,000
1,500,000	Ohio Higher Educational Facility Commission, Revenue Bonds[1]	05/01/20	0.150	1,500,000
200,000	Ohio Higher Educational Facility Commission, Revenue Bonds[1]	05/01/20	0.170	200,000
200,000	Ohio Higher Educational Facility Commission, Revenue Bonds[1]	05/01/20	0.180	200,000
1,400,000	State of Ohio, Revenue Bonds[1]	05/01/20	0.120	1,400,000
850,000	State of Ohio, Revenue Bonds[1]	05/01/20	0.150	850,000
200,000	State of Ohio, Revenue Bonds[1]	05/01/20	0.180	200,000
2,195,000	State of Ohio, General Obligation Bonds	08/01/25	5.000	2,618,613
	Total Ohio			7,288,613

	Oklahoma (1.3%)
1,000,000	Oklahoma State University, Revenue Bonds[5]	09/01/27	5.000	1,226,710
1,500,000	Oklahoma State University, Revenue Bonds[5]	09/01/28	5.000	1,875,030
1,500,000	Oklahoma State University, Revenue Bonds[5]	09/01/29	5.000	1,908,180
2,000,000	Oklahoma Turnpike Authority, Revenue Bonds	01/01/33	3.750	2,148,300
	Total Oklahoma			7,158,220

	Oregon (4.2%)
4,250,000	Clackamas & Washington Counties School District No 3, General Obligation Bonds[2]	06/15/35	0.000	2,744,905
1,020,000	Clackamas County School District No 115, General Obligation Bonds[2]	06/15/27	0.000	901,445

The accompanying notes are an integral part of these financial statements.

18

BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2020 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (continued)
	Oregon (continued)
$1,670,000	Lane County School District No 1 Pleasant Hill, General Obligation Bonds[2]	06/15/27	0.000%	$1,481,106
1,445,000	Multnomah & Clackamas Counties School District No 10JT Gresham-Barlow, General Obligation Bonds[2]	06/15/32	0.000	1,050,255
100,000	Oregon State Facilities Authority, Revenue Bonds[1]	05/01/20	0.150	100,000
3,905,000	Salem-Keizer School District No 24J, General Obligation Bonds[2]	06/15/25	0.000	3,617,162
4,275,000	Salem-Keizer School District No 24J, General Obligation Bonds[2]	06/15/26	0.000	3,860,582
1,500,000	Salem-Keizer School District No 24J, General Obligation Bonds[2]	06/15/28	0.000	1,287,375
1,335,000	State of Oregon, General Obligation Bonds	12/01/34	2.600	1,314,268
5,000,000	Umatilla County School District No 8R Hermiston, General Obligation Bonds[2]	06/15/32	0.000	3,585,500
2,225,000	Washington & Multnomah Counties School District No 48J Beaverton, General Obligation Bonds[2]	06/15/33	0.000	1,472,794
1,500,000	Washington Clackamas & Yamhill Counties School District No 88J, General Obligation Bonds[2]	06/15/31	0.000	1,125,045
1,055,000	Washington Clackamas & Yamhill Counties School District No 88J, General Obligation Bonds[2]	06/15/33	0.000	718,898
	Total Oregon			23,259,335

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS APRIL 30, 2020	19

BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2020 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (continued)
	Other Territory (0.5%)
$2,465,000	FHLMC Multifamily VRD Certificates, Revenue Bonds[6]	05/15/27	2.304%	$2,548,687
	Total Other Territory			2,548,687

	Pennsylvania (5.0%)
150,000	Allegheny County Airport Authority, Revenue Bonds, FGIC	01/01/22	5.000	159,739
85,000	Allegheny County Airport Authority, Revenue Bonds, FGIC	01/01/23	5.000	93,543
6,680,000	Geisinger Authority, Revenue Bonds (1-Month USD-LIBOR + 1.070%)[3]	06/01/28	1.291	6,690,688
400,000	Hospitals & Higher Education Facilities Authority of Philadelphia, Revenue Bonds[1]	05/01/20	0.160	400,000
600,000	Hospitals & Higher Education Facilities Authority of Philadelphia, Revenue Bonds[1]	05/01/20	0.160	600,000
1,000,000	New Kensington-Arnold School District, General Obligation Bonds, BAM	05/15/28	2.500	1,042,270
1,225,000	North Penn Water Authority, Revenue Bonds (SIFMA Municipal Swap Index Yield + 0.560%)[3]	11/01/24	0.780	1,204,837
2,000,000	School District of Philadelphia, General Obligation Bonds[5]	09/01/23	5.000	2,236,280
450,000	School District of Philadelphia, General Obligation Bonds, AGM, FGIC	06/01/24	5.000	502,920
1,225,000	School District of Philadelphia, General Obligation Bonds	09/01/26	5.000	1,466,827
1,600,000	School District of Philadelphia, General Obligation Bonds	09/01/28	5.000	1,978,816
1,000,000	State Public School Building Authority, Revenue Bonds	04/01/25	5.000	1,079,580

The accompanying notes are an integral part of these financial statements.

20

BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2020 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (continued)
	Pennsylvania (continued)
$2,210,000	State Public School Building Authority, Revenue Bonds, AGM	06/01/32	5.000%	$2,606,518
6,255,000	State Public School Building Authority, Revenue Bonds, AGM	06/01/33	5.000	7,326,919
	Total Pennsylvania			27,388,937

	South Carolina (0.2%)
1,000,000	South Carolina State Housing Finance & Development Authority, Revenue Bonds	07/01/34	2.650	1,002,020
	Total South Carolina			1,002,020

	South Dakota (3.2%)
1,410,000	Educational Enhancement Funding Corp., Revenue Bonds	06/01/25	5.000	1,546,586
3,725,000	Educational Enhancement Funding Corp., Revenue Bonds	06/01/26	5.000	4,076,156
1,500,000	South Dakota Housing Development Authority, Revenue Bonds, FHLMC, FNMA, GNMA	11/01/32	3.400	1,570,530
725,000	South Dakota Housing Development Authority, Revenue Bonds	11/01/44	4.000	754,399
3,000,000	South Dakota Housing Development Authority, Revenue Bonds	11/01/48	4.500	3,247,230
3,205,000	South Dakota Housing Development Authority, Revenue Bonds	11/01/49	4.000	3,438,324
3,000,000	South Dakota Housing Development Authority, Revenue Bonds	11/01/50	3.750	3,195,240
	Total South Dakota			17,828,465

	Tennessee (2.1%)
2,485,000	Clarksville Natural Gas Acquisition Corp., Revenue Bonds	12/15/21	5.000	2,597,570

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS APRIL 30, 2020	21

BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2020 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (continued)
	Tennessee (continued)
$3,615,000	Tennessee Housing Development Agency, Revenue Bonds	01/01/47	3.500%	$3,755,624
5,000,000	Tennessee Housing Development Agency, Revenue Bonds	07/01/50	3.500	5,291,850
	Total Tennessee			11,645,044

	Texas (10.0%)
1,520,000	Boerne School District, General Obligation Bonds	02/01/28	5.000	1,897,522
910,000	City of Houston Airport System Revenue, Revenue Bonds	07/01/24	5.000	1,002,865
1,170,000	City of Houston Airport System Revenue, Revenue Bonds	07/01/25	5.000	1,310,365
500,000	City of San Antonio Electric & Gas Systems Revenue, Revenue Bonds[3,4]	02/01/48	2.750	516,130
2,000,000	Fort Bend Independent School District, General Obligation Bonds[5]	08/15/28	5.000	2,506,580
1,000,000	Hays Consolidated Independent School District, General Obligation Bonds	02/15/27	5.000	1,229,350
3,455,000	Leander Independent School District, General Obligation Bonds[2]	08/15/29	0.000	2,524,845
1,025,000	Love Field Airport Modernization Corp., Revenue Bonds	11/01/25	5.000	1,115,795
2,000,000	Round Rock Independent School District, General Obligation Bonds	08/01/34	2.750	2,026,300
1,000,000	State of Texas, General Obligation Bonds	08/01/26	5.000	1,195,870
2,515,000	Texas Department of Housing & Community Affairs, Revenue Bonds, GNMA	09/01/33	3.350	2,660,493
2,910,000	Texas Department of Housing & Community Affairs, Revenue Bonds, GNMA	09/01/34	2.700	2,961,332

The accompanying notes are an integral part of these financial statements.

22

BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2020 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (continued)
	Texas (continued)
$3,696,782	Texas Department of Housing & Community Affairs, Revenue Bonds, FNMA	03/01/35	3.400%	$3,854,228
7,153,097	Texas Department of Housing & Community Affairs, Revenue Bonds, FHLMC, FNMA, GNMA	09/01/47	2.835	7,287,218
1,000,000	Texas Department of Housing & Community Affairs, Revenue Bonds, GNMA	03/01/50	4.000	1,081,940
10,000	Texas Municipal Gas Acquisition & Supply Corp. I, Revenue Bonds	12/15/20	5.250	10,192
510,000	Texas Municipal Gas Acquisition & Supply Corp. I, Revenue Bonds	12/15/21	5.250	534,531
7,600,000	Texas Municipal Gas Acquisition & Supply Corp. I, Revenue Bonds (3-Month USD-LIBOR + 0.700%)[3]	12/15/26	1.196	7,089,660
4,570,000	Texas Municipal Gas Acquisition & Supply Corp. I, Revenue Bonds	12/15/26	6.250	5,139,148
4,570,000	Texas Municipal Gas Acquisition & Supply Corp. II, Revenue Bonds (SIFMA Municipal Swap Index Yield + 0.550%)[3]	09/15/27	0.770	4,358,135
4,560,000	Texas Municipal Gas Acquisition & Supply Corp. II, Revenue Bonds (3-Month USD-LIBOR + 0.690%)[3]	09/15/27	1.179	4,241,028
720,000	Texas Municipal Gas Acquisition & Supply Corp. II, Revenue Bonds (3-Month USD-LIBOR + 0.870%)[3]	09/15/27	1.366	670,385
	Total Texas			55,213,912

	Virginia (4.6%)
1,755,000	City of Virginia Beach, General Obligation Bonds	04/01/25	5.000	2,077,464

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS APRIL 30, 2020	23

BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2020 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (continued)
	Virginia (continued)
$2,005,000	County of Arlington, General Obligation Bonds	08/15/25	5.000%	$2,398,962
1,215,000	County of Arlington, General Obligation Bonds	08/15/30	2.500	1,266,370
6,040,000	Virginia College Building Authority, Revenue Bonds	09/01/27	5.000	7,517,324
1,835,000	Virginia College Building Authority, Revenue Bonds	02/01/28	5.000	2,301,402
5,000,000	Virginia Commonwealth Transportation Board, Revenue Bonds	05/15/24	5.000	5,752,150
2,300,000	Virginia Housing Development Authority, Revenue Bonds	01/01/23	2.740	2,373,508
1,205,000	Virginia Public School Authority, Revenue Bonds	08/01/26	5.000	1,458,496
	Total Virginia			25,145,676

	Washington (1.7%)
300,000	County of King, General Obligation Bonds[1]	05/01/20	0.160	300,000
425,000	Port of Seattle, Revenue Bonds	06/01/27	3.750	441,877
1,050,000	State of Washington, General Obligation Bonds	08/01/26	5.000	1,280,696
1,330,000	State of Washington, General Obligation Bonds, NPFG[2]	06/01/30	0.000	1,069,107
255,000	Washington State Housing Finance Commission, Revenue Bonds	06/01/44	3.500	261,444
2,120,000	Washington State Housing Finance Commission, Revenue Bonds, FHLMC, FNMA, GNMA	12/01/47	4.000	2,208,849
4,000,000	Washington State Housing Finance Commission, Revenue Bonds (SIFMA Municipal Swap Index Yield + 0.550%)[3]	12/01/48	0.770	3,961,000
	Total Washington			9,522,973

The accompanying notes are an integral part of these financial statements.

24

BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2020 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (continued)
	Wisconsin (0.8%)
$300,000	County of Milwaukee Airport, Revenue Bonds	12/01/28	5.250%	$331,611
1,800,000	Public Finance Authority, Revenue Bonds[3,4]	07/01/29	2.000	1,787,670
2,300,000	Wisconsin Health & Educational Facilities Authority, Revenue Bonds[1]	05/01/20	0.180	2,300,000
	Total Wisconsin			4,419,281

	Wyoming (0.6%)
3,305,000	Wyoming Community Development Authority, Revenue Bonds[5]	12/01/48	4.000	3,510,505
	Total Wyoming			3,510,505
	Total Municipal Bonds (Cost $549,063,085)			558,200,201

TOTAL INVESTMENTS (Cost $549,063,085)[7]	101.4%	$558,200,201
LIABILITIES IN EXCESS OF OTHER ASSETS	(1.4)%	(7,508,730)
NET ASSETS	100.0%	$550,691,471

[1]	Variable rate demand note. The maturity date reflects the demand repayment dates. Interest rates change on specific dates (such as coupon or interest payment date). The yield shown represents the coupon or interest rate as of April 30, 2020.
[2]	Security issued with zero coupon. Income is recognized through accretion of discount.
[3]	Variable rate instrument. Interest rates change on specific dates (such as coupon or interest payment date). The yield shown represents the April 30, 2020 coupon or interest rate.
[4]	This variable rate security is based on a predetermined schedule and the rate at period end also represents the reference rate at period end.
[5]	Represent a security purchased on a when-issued basis.
[6]	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities owned at April 30, 2020 was $2,548,687 or 0.5% of net assets.
[7]	The aggregate cost for federal income tax purposes is $549,063,085, the aggregate gross unrealized appreciation is $13,634,837 and the aggregate gross unrealized depreciation is $4,497,721, resulting in net unrealized appreciation of $9,137,116.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS APRIL 30, 2020	25

BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2020 (unaudited)

Abbreviations:

AGM − Assured Guaranty Municipal Corporation.

AMBAC − AMBAC Financial Group, Inc.

BAM − Build America Mutual.

BHAC − Berkshire Hathaway Assurance Corporation.

FGIC − Financial Guaranty Insurance Company.

FHA − Federal Housing Administration.

FHLMC − Federal Home Loan Mortgage Corporation.

FNMA − Federal National Mortgage Association.

GNMA − Government National Mortgage Association.

LIBOR − London Interbank Offered Rate.

NPFG − National Public Finance Guarantee Corporation.

SIFMA − Securities Industry and Financial Markets Association.

The accompanying notes are an integral part of these financial statements.

26

BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2020 (unaudited)

Fair Value Measurements

The Fund is required to disclose information regarding the fair value measurements of the Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirement established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including, for example, the risk inherent in a particular valuation technique used to measure fair value, including the model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own considerations about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Authoritative guidance establishes three levels of the fair value hierarchy as follows:

—	Level 1 – unadjusted quoted prices in active markets for identical assets and liabilities.
—	Level 2 – significant other observable inputs (including quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk, etc.).
—	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets and liabilities).

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires judgment by the investment adviser. The investment adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the investment adviser’s perceived risk of that instrument.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS APRIL 30, 2020	27

BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2020 (unaudited)

Financial assets within Level 1 are based on quoted market prices in active markets. The Fund does not adjust the quoted price for these instruments.

Financial instruments that trade in markets that are not considered to be active but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include municipal bonds, investment-grade corporate bonds, U.S. Treasury notes and bonds, and certain non-U.S. sovereign obligations and over-the-counter derivatives. As Level 2 financial assets include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Financial assets classified within Level 3 have significant unobservable inputs, as they trade infrequently. Level 3 financial assets include private equity and certain corporate debt securities.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of April 30, 2020.

Investments, at value	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of April 30, 2020
Municipal Bonds*	$—	$558,200,201	$—	$558,200,201
Total Investment, at value	$—	$558,200,201	$—	$558,200,201

* For geographical breakdown of municipal bond investments, refer to the Portfolio Investments.

The accompanying notes are an integral part of these financial statements.

28

BBH INTERMEDIATE MUNICIPAL BOND FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2020 (unaudited)

ASSETS:
Investments in securities, at value (Cost $549,063,085)	$558,200,201
Cash	200,455
Receivables for:
Interest	4,028,416
Shares sold	1,231,847
Prepaid assets	557
Total Assets	563,661,476
LIABILITIES:
Payables for:
Investments purchased	10,104,687
Shares redeemed	2,504,254
Investment advisory and administrative fees	222,716
Professional fees	45,841
Custody and fund accounting fees	27,484
Dividends declared	24,442
Shareholder servicing fees	10,279
Transfer agent fees	7,495
Board of Trustees’ fees	1,256
Accrued expenses and other liabilities	21,551
Total Liabilities	12,970,005
NET ASSETS	$550,691,471
Net Assets Consist of:
Paid-in capital	$541,177,426
Retained earnings	9,514,045
Net Assets	$550,691,471
NET ASSET VALUE AND OFFERING PRICE PER SHARE
CLASS N SHARES
($64,275,852 ÷ 6,091,045 shares outstanding)	$10.55
CLASS I SHARES
($486,415,619 ÷ 46,132,832 shares outstanding)	$10.54

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS APRIL 30, 2020	29

BBH INTERMEDIATE MUNICIPAL BOND FUND

STATEMENT OF OPERATIONS

For the six months ended April 30, 2020 (unaudited)

NET INVESTMENT INCOME:
Income:
Interest income	$5,279,508
Total Income	5,279,508
Expenses:
Investment advisory and administrative fees	861,980
Shareholder servicing fees	55,492
Custody and fund accounting fees	44,297
Professional fees	39,813
Registration fees	36,565
Board of Trustees’ fees	31,351
Transfer agent fees	18,498
Miscellaneous expenses	26,750
Total Expenses	1,114,746
Investment advisory and administrative fee waiver	(28,362)
Net Expenses	1,086,384
Net Investment Income	4,193,124
NET REALIZED AND UNREALIZED LOSS:
Net realized gain on investments in securities	360,781
Net change in unrealized appreciation/(depreciation) on investments in securities	(6,105,029)
Net Realized and Unrealized Loss	(5,744,248)
Net Decrease in Net Assets Resulting from Operations	$(1,551,124)

The accompanying notes are an integral part of these financial statements.

30

BBH INTERMEDIATE MUNICIPAL BOND FUND

STATEMENTS OF CHANGES IN NET ASSETS

	For the six months ended April 30, 2020 (unaudited)	For the year ended October 31, 2019
INCREASE IN NET ASSETS:
Operations:
Net investment income	$4,193,124	$6,962,982
Net realized gain on investments in securities	360,781	1,944,789
Net change in unrealized appreciation/(depreciation) on investments in securities	(6,105,029)	16,257,303
Net increase (decrease) in net assets resulting from operations	(1,551,124)	25,165,074
Dividends and distributions declared:
Class N	(741,714)	(926,059)
Class I	(5,306,308)	(6,267,068)
Total dividends and distributions declared	(6,048,022)	(7,193,127)
Share transactions:
Proceeds from sales of shares*	202,195,915	235,768,201
Net asset value of shares issued to shareholders for reinvestment of dividends and distributions	1,879,912	2,145,264
Proceeds from short-term redemption fees	420	660
Cost of shares redeemed*	(34,233,610)	(30,569,515)
Net increase in net assets resulting from share transactions	169,842,637	207,344,610
Total increase in net assets	162,243,491	225,316,557
NET ASSETS:
Beginning of period	388,447,980	163,131,423
End of period	$550,691,471	$388,447,980

* Includes share exchanges. See Note 5 in Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS APRIL 30, 2020	31

BBH INTERMEDIATE MUNICIPAL BOND FUND

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for a Class N share outstanding throughout each period.

	For the six months ended April 30, 2020	For the years ended October 31,
	(unaudited)	2019	2018	2017	2016	2015
Net asset value, beginning of period	$10.76	$10.15	$10.48	$10.56	$10.29	$10.30
Income from investment operations:
Net investment income[1]	0.10	0.21	0.21	0.22	0.18	0.15
Net realized and unrealized gain (loss)	(0.16)	0.62	(0.23)	0.11	0.29	0.08
Total income (loss) from investment operations	(0.06)	0.83	(0.02)	0.33	0.47	0.23
Less dividends and distributions:
From net investment income	(0.10)	(0.21)	(0.21)	(0.26)	(0.18)	(0.16)
From net realized gains	(0.05)	(0.01)	(0.10)	(0.15)	(0.02)	(0.08)
Total dividends and distributions	(0.15)	(0.22)	(0.31)	(0.41)	(0.20)	(0.24)
Short-term redemption fees[1]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Net asset value, end of period	$10.55	$10.76	$10.15	$10.48	$10.56	$10.29
Total return	(0.61)%[3]	8.21%	(0.26)%	3.20%	4.64%	2.29%
Ratios/Supplemental data:
Net assets, end of period (in millions)	$64	$54	$34	$16	$23	$26
Ratio of expenses to average net assets before reductions	0.75%[4]	0.77%	0.91%	1.05%	1.03%	1.10%
Fee waiver	0.10%[4,5]	0.12%[5]	0.26%[5]	0.40%[5]	0.38%[5]	0.45%[5]
Expense offset arrangement	—%	0.00%[6]	0.00%[6]	0.00%[6]	0.00%[6]	0.00%[6]
Ratio of expenses to average net assets after reductions	0.65%[4]	0.65%	0.65%	0.65%	0.65%	0.65%
Ratio of net investment income to average net assets	1.80%[4]	2.01%	2.07%	2.16%	1.73%	1.43%
Portfolio turnover rate	41%[3]	104%	146%	125%	77%	142%
Portfolio turnover rate[7]	9%[3]	32%	52%	64%	40%	83%

[1]	Calculated using average shares outstanding for the period.
[2]	Less than $0.01.
[3]	Not annualized.
[4]	Annualized.
[5]	The ratio of expenses to average net assets for the six months ended April 30, 2020, the years ended October 31, 2019, 2018, 2017, 2016 and 2015, reflect fees reduced as result of a contractual operating expense limitation of the share class to 0.65%. The agreement is effective for period beginning on April 1, 2014 and will terminate on March 1, 2021, unless it is renewed by all parties to the agreement. For the six months ended April 30, 2020 the years ended October 31, 2019, 2018, 2017, 2016 and 2015, the waived fees were $28,362, $55,422, $63,024, $78,871, $92,199 and $71,871, respectively.
[6]	Less than 0.01%.
[7]	The portfolio turnover rate excludes variable rate demand notes.

The accompanying notes are an integral part of these financial statements.

32

BBH INTERMEDIATE MUNICIPAL BOND FUND

FINANCIAL HIGHLIGHTS (continued)

Selected per share data and ratios for a Class I share outstanding throughout each period.

	For the six months ended April 30, 2020	For the years ended October 31,
	(unaudited)	2019	2018	2017	2016	2015
Net asset value, beginning of period	$10.75	$10.14	$10.47	$10.55	$10.28	$10.30
Income from investment operations:
Net investment income[1]	0.10	0.23	0.23	0.25	0.20	0.18
Net realized and unrealized gain (loss)	(0.16)	0.61	(0.24)	0.09	0.29	0.06
Total income (loss) from investment operations	(0.06)	0.84	(0.01)	0.34	0.49	0.24
Less dividends and distributions:
From net investment income	(0.10)	(0.22)	(0.22)	(0.27)	(0.20)	(0.18)
From net realized gains	(0.05)	(0.01)	(0.10)	(0.15)	(0.02)	(0.08)
Total dividends and distributions	(0.15)	(0.23)	(0.32)	(0.42)	(0.22)	(0.26)
Short-term redemption fees[1]	0.00 [2]	0.00 [2]	—	0.00 [2]	0.00 [2]	0.00 [2]
Net asset value, end of period	$10.54	$10.75	$10.14	$10.47	$10.55	$10.28
Total return	(0.53)%[3]	8.38%	(0.12)%	3.36%	4.80%	2.33%
Ratios/Supplemental data:
Net assets, end of period (in millions)	$486	$334	$129	$71	$66	$66
Ratio of expenses to average net assets before reductions	0.48%[4]	0.50%	0.62%	0.69%	0.68%	0.78%
Fee waiver	—%[5]	0.00%[5]	0.12%[5]	0.19%[5]	0.18%[5]	0.28%[5]
Expense offset arrangement	—%	0.00%[6]	0.00%[6]	0.00%[6]	0.00%[6]	0.00%[6]
Ratio of expenses to average net assets after reductions	0.48%[4]	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income to average net assets	1.97%[4]	2.17%	2.23%	2.46%	1.88%	1.72%
Portfolio turnover rate	41%[3]	104%	146%	125%	77%	142%
Portfolio turnover rate[7]	9%[3]	32%	52%	64%	40%	83%

[1]	Calculated using average shares outstanding for the period.
[2]	Less than $0.01.
[3]	Not annualized.
[4]	Annualized.
[5]	The ratio of expenses to average net assets for the six months ended April 30, 2020, the years ended October 31, 2019, 2018, 2017, 2016 and 2015, reflect fees reduced as result of a contractual operating expense limitation of the share class to 0.50%. The agreement is effective for period beginning on April 1, 2014 and will terminate on March 1, 2021, unless it is renewed by all parties to the agreement. For the six months ended April 30, 2020 the years ended October 31, 2019, 2018, 2017, 2016 and 2015, the waived fees were $—, $6,608, $111,441, $123,485, $121,168 and $163,323, respectively.
[6]	Less than 0.01%.
[7]	The portfolio turnover rate excludes variable rate demand notes.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS APRIL 30, 2020	33

BBH INTERMEDIATE MUNICIPAL BOND FUND

NOTES TO FINANCIAL STATEMENTS

April 30, 2020 (unaudited)

1.   Organization. The Fund is a separate, diversified series of BBH Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was originally organized under the laws of the State of Maryland on July 16, 1990 as BBH Fund, Inc. and re-organized as a Delaware statutory trust on June 12, 2007. The Fund commenced operations on April 1, 2014. The Fund offers Class N shares and Class I shares. Class N and Class I shares have different operating expenses. With the exception of class specific expenses, all expenses are allocated between classes based on net assets. Neither Class N shares nor Class I shares automatically convert to any other share class of the Fund. The investment objective of the Fund is to protect investor’s capital and generate attractive risk-adjusted returns. As of April 30, 2020, there were seven series of the Trust.

2.   Significant Accounting Policies. The Fund’s financial statements are prepared in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services – Investment Companies. The following summarizes significant accounting policies of the Fund:

A.  Valuation of Investments. Prices of municipal bonds are provided by an external pricing service approved by the Fund’s Board of Trustees (the “Board”). These securities are generally classified as Level 2. The evaluated vendor pricing is based on methods that may include consideration of the following: yields or prices of municipal securities of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant.

Securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. Short-term investments, which mature in 60 days or less are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original maturity when acquired by the Fund was more than 60 days, unless the use of amortized cost is determined not to represent “fair value” by the Board.

B.  Accounting for Investments and Income. Investment transactions are accounted for on the trade date. Realized gains and losses on investment transactions are determined based on the identified cost method. Interest income is accrued daily and consists of interest accrued, discount earned (including, if any, both original issue and market discount) and premium amortization on the investments of the Fund. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of the interest has become doubtful based on

34

BBH INTERMEDIATE MUNICIPAL BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2020 (unaudited)

consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

C.  Fund Expenses. Most expenses of the Trust can be directly attributed to a specific fund. Expenses which cannot be directly attributed to a fund are generally apportioned among each fund in the Trust on a net assets basis or other suitable method. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

D.  Federal Income Taxes. It is the Trust’s policy to comply with the requirements of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required. The Fund files a tax return annually using tax accounting methods required under provisions of the Code, which may differ from GAAP, which is the basis on which these financial statements are prepared. Accordingly, the amount of net investment income and net realized gain reported in these financial statements may differ from that reported on the Fund’s tax return, due to certain book-to-tax timing differences such as losses deferred due to “wash sale” transactions and utilization of capital loss carryforwards. These differences may result in temporary over-distributions for financial statement purposes and are classified as distributions in excess of accumulated net realized gains or net investment income. These distributions do not constitute a return of capital. Permanent differences are reclassified between paid-in capital and retained earnings/(accumulated deficit) within the Statement of Assets and Liabilities based upon their tax classification. As such, the character of distributions to shareholders reported in the Financial Highlights table may differ from that reported to shareholders on Form 1099-DIV.

The Fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (“ASC 740”). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The Fund did not have any unrecognized tax benefits as of October 31, 2019, nor were there any increases or decreases in unrecognized tax benefits for the year then ended. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Statement of Operations. During the six months ended April 30, 2020, the Fund did not incur any such interest or penalties. The Fund is subject to examination by U.S. federal and state tax authorities for returns filed for the prior three years. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

E.  Dividends and Distributions to Shareholders. Dividends and distributions from net investment income to shareholders are declared daily and paid monthly to shareholders. Distributions from net capital gains, if any, are generally declared and paid annually and are recorded on the ex-dividend date. The Fund declared dividends and distributions in the amount of $741,714 and $5,306,308 to

FINANCIAL STATEMENTS APRIL 30, 2020	35

BBH INTERMEDIATE MUNICIPAL BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2020 (unaudited)

Class N and Class I shareholders, respectively, during the six months ended April 30, 2020. In addition, the Fund designated a portion of the payment made to redeeming shareholders as a distribution for income tax purpose.

The tax character of distributions paid during the years ended October 31, 2019 and 2018, respectively, were as follows:

Distributions paid from:
	Ordinary income	Net long-term capital gain	Total taxable distributions	Tax exempt income	Tax return of capital	Total distributions paid
2019:	$26,771	$252,349	$279,120	$6,914,007	$ —	$7,193,127
2018:	137,628	698,195	835,823	2,624,690	—	3,460,513

As of October 31, 2019 and 2018, respectively, the components of retained earnings/(accumulated deficit) on a tax basis were as follows:

Components of retained earnings/(accumulated deficit):
	Undistributed ordinary income	Undistributed long-term capital gain	Undistributed tax-exempt income	Accumulated capital and other losses	Other book/tax temporary differences	Unrealized appreciation/ (depreciation)	Total retained earnings/ (accumulated deficit)
2019:	$1,734,251	$117,366	$22,204	$ —	$(2,775)	$15,242,145	$17,113,191
2018:	—	251,888	—	—	(2,775)	(1,015,158)	(766,045)

The Fund did not have a net capital loss carryforward at October 31, 2019.

The Fund is permitted to carryforward capital losses for an unlimited period and they will retain their character as either short-term or long-term capital losses rather than being considered all short-term capital losses.

Total distributions paid may differ from amounts reported in the Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid.

To the extent future capital gains are offset by capital loss carryforwards, if any, such gains will not be distributed.

F.   Use of Estimates. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

36

BBH INTERMEDIATE MUNICIPAL BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2020 (unaudited)

3. Fees and Other Transactions with Affiliates.

A.  Investment Advisory and Administrative Fees. Effective April 1, 2014 (commencement of operations), under a combined Investment Advisory and Administrative Services Agreement (“Agreement”) with the Trust, Brown Brothers Harriman & Co. (“BBH”) through a separately identifiable department (“SID” or “Investment Adviser”) provides investment advisory, portfolio management and administrative services to the Fund. The Fund’s investment advisory and administrative services fee is calculated daily and paid monthly at an annual rate equivalent to 0.40% of the Fund’s average daily net assets. For the six months ended April 30, 2020, the Fund incurred $861,980 under the Agreement.

B.  Investment Advisory and Administrative Fee Waiver. Effective April 1, 2014 (commencement of operations), the Investment Adviser contractually agreed to limit the annual fund operating expenses (excluding interest, taxes, brokerage commissions, other expenditures that are capitalized in accordance with GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business) of Class N and Class I to 0.65% and 0.50%, respectively. The agreement will terminate on March 1, 2021, unless it is renewed by all parties to the agreement. The agreement may only be terminated during its term with approval of the Fund’s Board of Trustees. For the six months ended April 30, 2020, the Investment Adviser waived fees in the amount of $28,362 and $0 for Class N and Class I, respectively.

C.  Shareholder Servicing Fees. The Trust has a shareholder servicing agreement with BBH. BBH receives a fee from the Fund calculated daily and paid monthly at an annual rate of 0.20% of Class N shares’ average daily net assets. For the six months ended April 30, 2020, Class N shares of the Fund incurred $55,492 in shareholder servicing fees.

D.  Custody and Fund Accounting Fees. BBH acts as a custodian and fund accountant and receives custody and fund accounting fees from the Fund calculated daily and incurred monthly. BBH holds all of the Fund’s cash and investments and calculates the Fund’s daily net asset value. The custody fee is an asset and transaction-based fee. The fund accounting fee is an asset-based fee calculated at 0.004% of the Fund’s net asset value. For the six months ended April 30, 2020, the Fund incurred $44,297 in custody and fund accounting fees. As per agreement with the Fund’s custodian, the Fund receives interest income on cash balances held by the custodian at the BBH Base Rate. The BBH Base Rate is defined as BBH’s effective trading rate in local money markets on each day. The total interest earned by the Fund for the six months ended April 30, 2020 was $2,113. This amount is included in “Interest income” in the Statement of Operations. In the event that the Fund is overdrawn, under the custody agreement with BBH, BBH will make overnight loans to the Fund to cover overdrafts. Pursuant to their agreement, the Fund will pay the Federal Funds overnight

FINANCIAL STATEMENTS APRIL 30, 2020	37

BBH INTERMEDIATE MUNICIPAL BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2020 (unaudited)

investment rate on the day of the overdraft. The total interest incurred by the Fund for the six months ended April 30, 2020 was $957. This amount is included under line item “Custody and fund accounting fees” in the Statement of Operations.

E.   Board of Trustees’ Fees. Each Trustee who is not an “interested person” as defined under the 1940 Act receives an annual fee as well as reimbursement for reasonable out-of-pocket expenses from the Fund. For the six months ended April 30, 2020, the Fund incurred $31,351 in independent Trustee compensation and expense reimbursements.

F.  Officers of the Trust. Officers of the Trust are also employees of BBH. Officers are paid no fees by the Trust for their services to the Trust.

4.  Investment Transactions. For the six months ended April 30, 2020, the cost of purchases and the proceeds of sales of investment securities, other than short-term investments, was $356,082,130 and $184,997,296, respectively.

5. Shares of Beneficial Interest. The Trust is permitted to issue an unlimited number of Class N shares and Class I shares of beneficial interest, at no par value. Transactions in Class N and Class I shares were as follows:

	For the six months ended April 30, 2020 (unaudited)		For the year ended October 31, 2019
	Shares	Dollars	Shares	Dollars
Class N
Shares sold	1,885,257	$20,269,299	2,613,287	$27,515,420
Shares issued in connection with reinvestments of dividends	69,060	742,052	87,252	923,281
Proceeds from short-term redemption fees	N/A	199	N/A	306
Shares redeemed	(926,949)	(9,906,023)	(1,016,178)	(10,657,541)
Net increase	1,027,368	$11,105,527	1,684,361	$17,781,466
Class I
Shares sold	17,268,665	$181,926,616	20,123,983	$208,252,781
Shares issued in connection with reinvestments of dividends	106,022	1,137,860	115,417	1,221,983
Proceeds from short-term redemption fees	N/A	221	N/A	354
Shares redeemed	(2,297,702)	(24,327,587)	(1,892,297)	(19,911,974)
Net increase	15,076,985	$158,737,110	18,347,103	$189,563,144

38

BBH INTERMEDIATE MUNICIPAL BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2020 (unaudited)

Included in Shares Sold and Shares Redeemed are shareholder exchanges during the six months ended April 30, 2020 and the year ended October 31, 2019. Specifically:

During the six months ended April 30, 2020, 342,522 shares of Class N were exchanged for 342,842 shares of Class I valued at $3,674,042.

During the year ended 2019, 19,044 shares of Class N were exchanged for 19,062 shares of Class I valued at $196,818.

6.   Principal Risk Factors and Indemnifications.

A.  Principal Risk Factors. Investing in the Fund may involve certain risks, as discussed in the Fund’s prospectus, including but not limited to, those described below:

A shareholder may lose money by investing in the Fund (investment risk). The Fund is actively managed and the decisions by the Investment Adviser may cause the Fund to incur losses or miss profit opportunities (management risk). In the normal course of business, the Fund may invest in auction rate securities, the liquidity and price of which are subject to the risk of insufficient demand at auction or on a secondary market (auction rate securities risk). Additionally, in the normal course of business, the Fund invests in securities and enters into transactions where risks exist due to redemption of securities by the issuer before maturity (call risk), failure of a counterparty to a transaction to perform (credit risk), changes in interest rates (interest rate risk), higher volatility for securities with longer maturities (maturity risk), difficulty in being able to purchase or sell a security (liquidity risk) and a significant position in municipal securities in a particular state (state-specific risk). Political, legislative and economic events may affect a municipal security’s value, interest payments, repayments of principal and the Fund’s ability to sell it (municipal issuer risk). Additionally, as the Fund’s exposure to similar municipal revenue sectors increases, the Fund will become more sensitive to adverse economic, business or political developments relevant to these sectors (municipal revenue sector risk). The Fund’s use of derivatives creates risks that are different from, or possibly greater than, the risks associated with investing directly in securities as the Fund could lose more than the principal amount invested (derivatives risk). The value of securities held by the Fund may decline in response to certain events, including: those directly involving the companies or issuers whose securities are held by the Fund; conditions affecting the general economy; overall market changes; and political and regulatory events. Natural disasters, the spread of infectious illness and other public health emergencies, recession, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse effects on world economies and markets generally (market risk). While the Fund endeavors to purchase only bona fide tax exempt bonds, there is a risk that a bond

FINANCIAL STATEMENTS APRIL 30, 2020	39

BBH INTERMEDIATE MUNICIPAL BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2020 (unaudited)

may be reclassified by the IRS as a taxable bond creating taxable income for the Fund and its shareholders (taxation risk). The Fund’s shareholders may be adversely impacted by asset allocation decisions made by an investment adviser whose discretionary clients may make up a large percentage of the Fund’s shareholders (shareholder concentration risk). LIBOR is scheduled to be phased out by the end of 2021. The unavailability and/or discontinuation of LIBOR may affect the value, liquidity or return on certain fund investments that mature later than 2021 and may result in costs incurred in connection with closing out positions and entering into new positions. Any pricing adjustments to the fund’s investments resulting from a substitute reference rate may also adversely affect the fund’s performance and/or net asset value. The extent of the Fund’s exposure to these risks in respect to these financial assets is included in their value as recorded in the Fund’s Statement of Assets and Liabilities.

Please refer to the Fund’s prospectus for a complete description of the principal risks of investing in the Fund.

B.  Indemnifications. Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

7.   Recent pronouncements.

A.  ASU 2017-08. In March 2017, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2017-08, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities (the “ASU 2017-08”) which amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The ASU 2017-08 does not require any accounting change for debt securities held at a discount; the discount continues to be amortized to maturity. The ASU 2017-08 is effective for years, and interim periods within those years, beginning after December 15, 2018. The application of ASU 2017-08 did not have a significant impact on the Fund’s financial statements.

40

BBH INTERMEDIATE MUNICIPAL BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2020 (unaudited)

8.  Significant Events. In the beginning of 2020, there was an outbreak of the novel corona virus (COVID 19) which has impacted the financial markets and the global economy as a whole. The outbreak of COVID 19 is still ongoing and the magnitude and impact on the financial markets is highly uncertain and cannot be predicted. The effect of this impact may adversely impact the future carrying value of investments and results of operations of the Fund.

There are no other significant events to report as they relate to the Fund.

9. Subsequent Events. Management has evaluated events and transactions that have occurred since April 30, 2020 through the date the financial statements were issued and determined that there were none that would require recognition or additional disclosure in the financial statements.

FINANCIAL STATEMENTS APRIL 30, 2020	41

BBH INTERMEDIATE MUNICIPAL BOND FUND

DISCLOSURE OF FUND EXPENSES

April 30, 2020 (unaudited)

EXAMPLE

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested distributions, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2019 to April 30, 2020).

ACTUAL EXPENSES

The first line of the table provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% Hypothetical Example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

42

BBH INTERMEDIATE MUNICIPAL BOND FUND

DISCLOSURE OF FUND EXPENSES (continued)

April 30, 2020 (unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2019	Ending Account Value April 30, 2020	Expenses Paid During Period November 1, 2019 to April 30, 2020[1]
Class N
Actual	$1,000	$ 994	$3.22
Hypothetical[2]	$1,000	$1,022	$3.27

	Beginning Account Value November 1, 2019	Ending Account Value April 30, 2020	Expenses Paid During Period November 1, 2019 to April 30, 2020[1]
Class I
Actual	$1,000	$ 995	$2.38
Hypothetical[2]	$1,000	$1,022	$2.41

[1]	Expenses are equal to the Fund’s annualized expense ratio of 0.65% and 0.48% for Class N and I shares, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
[2]	Assumes a return of 5% before expenses. For the purposes of the calculation, the applicable annualized expenses ratio for each class of shares is subtracted from the assumed return before expenses.

FINANCIAL STATEMENTS APRIL 30, 2020	43

BBH INTERMEDIATE MUNICIPAL BOND FUND

DISCLOSURE OF ADVISOR SELECTION

April 30, 2020 (unaudited)

Investment Advisory and Administrative Services Agreement Approval

The 1940 Act requires that a fund’s investment advisory agreements be approved annually by the fund’s board of trustees, including by a majority of the trustees who are not parties to the investment advisory agreements or “interested persons” of any party (“Independent Trustees”). Additionally, the approval must occur at an in-person meeting called for the purpose of voting on such approval.

The Board, a majority of which is comprised of Independent Trustees, held a telephonic meeting on November 20, 2019 and an in-person meeting on December 10, 2019, to consider whether to renew the combined Amended and Restated Investment Advisory and Administrative Services Agreement (the “Agreement”) between the Trust and the Investment Adviser with respect to the existing funds in the Trust, including the Fund. At the December 10, 2019 meeting, the Board voted to approve the renewal of the Agreement with respect to the Fund for an additional one-year term. In doing so, the Board determined that the terms of the Agreement were fair and reasonable and in the best interest of the Fund and its shareholders, and that it had received sufficient information to make an informed business decision with respect to the continuation of the Agreement.

Both in the meetings specifically held to address the continuance of the Agreement and at other meetings over the course of the year, the Board requested, received and assessed a variety of materials provided by the Investment Adviser and BBH, including, among other things, information about the nature, extent and quality of the services provided to the Fund by the Investment Adviser and BBH, including investment management, administrative and shareholder services, the oversight of Fund service providers, marketing, risk oversight, compliance, and the ability to meet applicable legal and regulatory requirements. The Board also received comparative performance and fee and expense information for the Fund prepared by Broadridge Financial Solutions, Inc. (“Broadridge”) using data from Lipper Inc., an independent provider of investment company data (“Lipper Report”). The Board reviewed this report with Broadridge, counsel to the Trust (“Fund Counsel”) and BBH. The Board received from, and discussed with Fund Counsel a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements under the 1940 Act, as well as the guidance provided in Gartenburg v. Merrill Lynch Asset Management, Inc., which was affirmed in Jones v. Harris Associates, L.P. In addition, the Board met in executive session outside the presence of Fund management.

In approving the continuation of the Agreement, the Board considered: (a) the nature, extent and quality of services provided by the Investment Adviser; (b) the investment performance of the Fund; (c) the advisory fee and the cost of the services and profits to be realized by the Investment Adviser from its relationship with the Fund; (d) the Fund’s costs to investors compared to the costs of comparative funds and performance compared to the relevant performance of comparative funds; (e) the sharing of potential economies of scale; (f) fall-out benefits to the Investment Adviser as a result of its relationship with the Fund; and (g) other factors deemed relevant by the Board. The following is a summary of the factors the

44

BBH INTERMEDIATE MUNICIPAL BOND FUND

DISCLOSURE OF ADVISOR SELECTION (continued)

April 30, 2020 (unaudited)

Board considered in making its determination to approve the continuance of the Agreement. No single factor reviewed by the Board was identified as the principal factor in determining whether to approve the Agreement, and individual Trustees may have given different weight to various factors. The Board reviewed these factors with Fund Counsel. The Board concluded that the fees paid by the Fund to the Investment Adviser were reasonable based on the comparative performance, expense information, the cost of the services provided, and the profits realized by the Investment Adviser.

Nature, Extent and Quality of Services

The Board noted that, under the Agreement and with respect to the Fund, the Investment Adviser, subject to the supervision of the Board, is responsible for providing a continuous investment program and making purchases and sales of portfolio securities consistent with the Fund’s investment objective and policies. The Board further noted that, as a combined investment advisory and administration agreement, the Agreement also contemplates the provision of administrative services by the Investment Adviser to the Fund within the same fee structure. The Board received and considered information, during the December 10, 2019 meeting, and over the course of the previous year, regarding the nature, extent and quality of services provided to the Fund by the Investment Adviser including: portfolio management, supervision of operations and compliance, preparation of regulatory filings, disclosures to Fund shareholders, general oversight of service providers, organizing Board meetings and preparing the materials for such Board meetings, assistance to the Board (including the Independent Trustees in their capacity as Trustees), legal and Chief Compliance Officer services for the Trust, and other services necessary for the operation of the Fund. The Board considered the resources of the Investment Adviser and BBH, as a whole, dedicated to the Fund noting that, pursuant to separate agreements, BBH also provides custody, shareholder servicing, and fund accounting services to the Fund. The Board considered the depth and range of services provided pursuant to the Agreement, noting that the Investment Adviser also coordinates the provision of services to the Fund by affiliated and nonaffiliated service providers.

The Board considered the scope and quality of services provided by the Investment Adviser under the Agreement. The Board reviewed the qualifications of the key investment personnel primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered the policies and practices followed by BBH and the Investment Adviser. The Board noted that during the course of its regular meetings, it received reports on each of the foregoing topics. The Board concluded that, overall, they were satisfied with the nature, extent and quality of the investment advisory and administrative services provided, and expected to be provided, to the Fund pursuant to the Agreement.

Fund Performance

At the November 20, 2019 and December 10, 2019 meetings, and throughout the year, the Board received and considered performance information for the Fund provided by BBH. The Board also considered the Fund’s performance relative to a peer category of other mutual funds in a report compiled by Broadridge.

FINANCIAL STATEMENTS APRIL 30, 2020	45

BBH INTERMEDIATE MUNICIPAL BOND FUND

DISCLOSURE OF ADVISOR SELECTION (continued)

April 30, 2020 (unaudited)

As part of this review, the Trustees considered the composition of the peer category, selection criteria and reputation of Broadridge who prepared the peer category analysis. The Board reviewed and discussed with both BBH and Broadridge the report’s findings and discussed the positioning of the Fund relative to its selected peer category. The Board considered short-term and long-term investment performance for the Fund over various periods of time noting the Fund had overperformed as compared to its peer category for the 1-, 2-, 3-, 4- and 5-year periods ended September 30, 2019. In evaluating the performance of the Fund, the Board considered the risk expectations for the Fund as well as the level of Fund performance in the context of Fund expenses and the Investment Adviser’s profitability. Based on this information, the Board concluded that it was satisfied with the Fund’s investment results.

Costs of Services Provided and Profitability

The Board considered the fee rates paid by the Fund to the Investment Adviser in light of the nature, extent and quality of the services provided to the Fund. The Board also considered and reviewed the fee waiver arrangement that was in place for the Fund and considered the actual fee rates, after taking into account the waiver. The Board received and considered information comparing the Fund’s combined investment advisory and administration fee and the Fund’s net operating expenses with those of other comparable mutual funds, such peer category and comparisons having been selected and calculated by Broadridge, noting that the Fund was very well placed, as compared to its selected peer category. The Board recognized that it is difficult to make comparisons of the fee rate, or of combined advisory and administration fees, because there are variations in the services that are included in the fees paid by other funds. The Board concluded that the advisory and administration fee appeared to be both reasonable in light of the services rendered and the result of arm’s length negotiations.

With regard to profitability, the Trustees considered the compensation and benefits flowing to the Investment Adviser and BBH, directly or indirectly. The Board reviewed the Investment Adviser and BBH’s profitability data for the Fund for the nine-months ended September 30, 2019, and for the prior five years. The data also included the effect of revenue generated by the shareholder servicing, custody and fund accounting fees paid by the Fund to BBH. The Board conducted a detailed review of the allocation methods used in preparing the profitability data. The Board focused on profitability of the Investment Adviser and BBH’s relationships with the Fund before taxes and distribution expenses. The Board concluded that the Investment Adviser’s and BBH’s profitability was not excessive in light of the nature, extent and quality of services provided to the Fund.

The Board also considered the effect of fall-out benefits to the Investment Adviser and BBH such as the increased visibility of BBH’s investment management business due to the distribution of the Trust’s funds. The Board considered other benefits received by BBH and the Investment Adviser as a result of their relationships with the Fund. These other benefits include fees received for being the Fund’s administrator, custodian, fund accounting and shareholder servicing agent. In light of the costs of providing services

46

BBH INTERMEDIATE MUNICIPAL BOND FUND

DISCLOSURE OF ADVISOR SELECTION (continued)

April 30, 2020 (unaudited)

pursuant to the Agreement as well as the Investment Adviser and BBH’s commitment to the Fund, the ancillary benefits that the Investment Adviser and BBH received were considered reasonable.

Economies of Scale

The Board also considered the existence of economies of scale and whether those economies are passed along to the Fund’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by the Investment Adviser. The Board noted that the fee schedule for the Fund does not contain breakpoints. Based on information it had been provided over many years, the Board observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there appeared to be no uniformity or pattern in the fees and asset levels at which breakpoints apply. In light of the Fund’s current size and expense structure, the Board concluded that it was unnecessary at this time to consider breakpoints with respect to the Fund. The Board concluded that the fees paid by the Fund to the Investment Adviser were reasonable based on the comparative performance, expense information, the cost of the services provided and the profits to be realized by the Investment Adviser.

FINANCIAL STATEMENTS APRIL 30, 2020	47

BBH INTERMEDIATE MUNICIPAL BOND FUND

CONFLICTS OF INTEREST

April 30, 2020 (unaudited)

Conflicts of Interest

BBH, including the Investment Adviser, provides discretionary and non-discretionary investment management services and products to corporations, institutions and individual investors throughout the world. As a result, in the ordinary course of its businesses, BBH, including the Investment Adviser, may engage in activities in which its interests or the interests of its clients may conflict with or be adverse to the interests of the Funds. In addition, certain of such clients (including the Funds) utilize the services of BBH for which they will pay to BBH customary fees and expenses that will not be shared with the Funds.

The Investment Adviser and the Sub-Adviser have adopted and implemented policies and procedures that seek to manage conflicts of interest. Pursuant to such policies and procedures, the Investment Adviser and the Sub-Adviser monitor a variety of areas, including compliance with fund investment guidelines, the investment in only those securities that have been approved for purchase, and compliance with their respective Code of Ethics.

The Trust also manages these conflicts of interest. For example, the Trust has designated a chief compliance officer and has adopted and implemented policies and procedures designed to manage the conflicts identified below and other conflicts that may arise in the course of the Funds’ operations in such a way as to safeguard the Funds from being negatively affected as a result of any such potential conflicts. From time to time, the Trustees receive reports from the Investment Adviser, the Sub-Adviser and the Trust’s chief compliance officer on areas of potential conflict.

Investors should carefully review the following, which describes potential and actual conflicts of interest that BBH, the Investment Adviser and Sub-Adviser can face in the operation of their respective investment management services. This section is not, and is not intended to be, a complete enumeration or explanation of all of the potential conflicts of interest that may arise. The Investment Adviser, the Sub-Adviser and the Funds have adopted policies and procedures reasonably designed to appropriately prevent, limit or mitigate the conflicts of interest described below. Additional information about potential conflicts of interest regarding the Investment Adviser is set forth in the Investment Adviser’s Form ADV. A copy of Part 1 and Part 2A of the Investment Adviser’s Form ADV is available on the SEC’s website (www.adviserinfo.sec.gov). In addition, many of the activities that create these conflicts of interest are limited and/or prohibited by law, unless an exception is available.

Other Clients and Allocation of Investment Opportunities. BBH, the Investment Adviser, and the Sub-Adviser manage funds and accounts of clients other than the Funds (“Other Clients”). In general, BBH, the Investment Adviser, and the Sub-Adviser face conflicts of interest when they render investment advisory services to different clients and, from time to time, provide dissimilar investment advice to different clients. Investment decisions will not necessarily be made in parallel among the Funds and Other Clients. Investments made by the Funds do not, and are not intended to, replicate the investments, or the

48

BBH INTERMEDIATE MUNICIPAL BOND FUND

CONFLICTS OF INTEREST (continued)

April 30, 2020 (unaudited)

investment methods and strategies, of Other Clients. Accordingly, such Other Clients’ accounts may produce results that are materially different from those experienced by the Funds. Certain other conflicts of interest may arise in connection with a portfolio manager’s management of the Funds’ investments, on the one hand, and the investments of other funds or accounts for which the portfolio manager is responsible, on the other. For example, it is possible that the various funds or accounts managed by the Investment Adviser or Sub-Adviser could have different investment strategies that, at times, might conflict with one another to the possible detriment of the Funds. From time to time, the Investment Adviser and Sub-Adviser, sponsor and with other investment pools and accounts which engage in the same or similar businesses as the Funds using the same or similar investment strategies. To the extent that the same investment opportunities might be desirable for more than one account or fund, possible conflicts could arise in determining how to allocate them because the Investment Adviser or Sub-Adviser may have an incentive to allocate investment opportunities to certain accounts or funds. However, BBH and the Sub-Adviser have implemented policies and procedures designed to ensure that information relevant to investment decisions is disseminated promptly within its portfolio management teams and investment opportunities are allocated equitably among different clients. The policies and procedures require, among other things, objective allocation for limited investment opportunities, and documentation and review of justifications for any decisions to make investments only for select accounts or in a manner disproportionate to the size of the account. Nevertheless, access to investment opportunities may be allocated differently among accounts due to the particular characteristics of an account, such as size of the account, cash position, tax status, risk tolerance and investment restrictions or for other reasons.

Actual or potential conflicts of interest may also arise when a portfolio manager has management responsibilities to multiple accounts or funds, resulting in unequal commitment of time and attention to the portfolio management of the funds or accounts.

Affiliated Service Providers. Other potential conflicts might include conflicts between the Funds and its affiliated and unaffiliated service providers (e.g. conflicting duties of loyalty). In addition to providing investment management services through the SID, BBH provides administrative, custody, shareholder servicing and fund accounting services to the Funds. BBH may have conflicting duties of loyalty while servicing the Funds and/or opportunities to further its own interest to the detriment of the Funds. For example, in negotiating fee arrangements with affiliated service providers, BBH may have an incentive to agree to higher fees than it would in the case of unaffiliated providers. BBH acting in its capacity as the Funds’ administrator is the primary valuation agent of the Funds. BBH values securities and assets in the Funds according to the Funds’ valuation policies. Because the Investment Adviser’s advisory and administrative fees are calculated by reference to the Funds’ net assets, BBH and its affiliates may have an incentive to seek to overvalue certain assets.

FINANCIAL STATEMENTS APRIL 30, 2020	49

BBH INTERMEDIATE MUNICIPAL BOND FUND

CONFLICTS OF INTEREST (continued)

April 30, 2020 (unaudited)

Aggregation. Potential conflicts of interest also arise with the aggregation of trade orders. Purchases and sales of securities for the Funds may be aggregated with orders for other client accounts managed by the Sub-Adviser. The Sub-Adviser, however, is not required to aggregate orders if portfolio management decisions for different accounts are made separately, or if it is determined that aggregating is not practicable, or in cases involving client direction. Prevailing trading activity frequently may make impossible the receipt of the same price or execution on the entire volume of securities purchased or sold. When this occurs, the various prices may be averaged, and the Funds will be charged or credited with the average price. Thus, the effect of the aggregation may operate on some occasions to the disadvantage of the Funds. In addition, under certain circumstances, the Funds will not be charged the same commission or commission equivalent rates in connection with an aggregated order.

Cross Trades. Under certain circumstances, the Investment Adviser and/or the Sub-Adviser, on behalf of the Funds, may seek to buy from or sell securities to another fund or account advised by BBH, the Investment Adviser or the Sub-Adviser. Subject to applicable law and regulation, BBH, the Investment Adviser or the Sub-Adviser may (but is not required to) effect purchases and sales between BBH, the Investment Adviser or the Sub-Adviser’s clients (“cross trades”), including the Funds, if BBH, the Investment Adviser or the Sub-Adviser believe such transactions are appropriate based on each party’s investment objectives and guidelines. There may be potential conflicts of interest or regulatory issues relating to these transactions which could limit the Investment Adviser or the Sub-Adviser’s decision to engage in these transactions for the Funds. BBH, the Investment Adviser and/or the Sub-Adviser may have a potentially conflicting division of loyalties and responsibilities to the parties in such transactions.

Soft Dollars. The Investment Adviser may direct brokerage transactions and/or payment of a portion of client commissions (“soft dollars”) to specific brokers or dealers or other providers to pay for research or other appropriate services which provide, in the Investment Adviser’s view, appropriate assistance in the investment decision-making process (including with respect to futures, fixed price offerings and over-the-counter transactions). The use of a broker that provides research and securities transaction services may result in a higher commission than that offered by a broker who does not provide such services. The Investment Adviser will determine in good faith whether the amount of commission is reasonable in relation to the value of research and services provided and whether the services provide lawful and appropriate assistance in its investment decision-making responsibilities.

Research or other services obtained in this manner may be used in servicing any or all of the Funds and other accounts managed by the Investment Adviser, including in connection with accounts that do not pay commissions to the broker related to the research or other service arrangements. Such products and services may disproportionately benefit other client accounts relative to the Funds based on the amount of brokerage commissions paid by the Funds and such other accounts. To the extent that the Sub-Adviser uses soft dollars, it will not have to pay for those products and services itself.

50

BBH INTERMEDIATE MUNICIPAL BOND FUND

CONFLICTS OF INTEREST (continued)

April 30, 2020 (unaudited)

BBH may receive research that is bundled with the trade execution, clearing, and/or settlement services provided by a particular broker-dealer. To the extent that the Sub-Adviser receives research on this basis, many of the same conflicts related to traditional soft dollars may exist. For example, the research effectively will be paid by client commissions that also will be used to pay for the execution, clearing, and settlement services provided by the broker-dealer and will not be paid by the Sub-Adviser.

Arrangements regarding compensation and delegation of responsibility may create conflicts relating to selection of brokers or dealers to execute Fund portfolio trades and/or specific uses of commissions from Fund portfolio trades, administration of investment advice and valuation of securities.

Investments in BBH Funds. From time to time BBH may invest a portion of the assets of its discretionary investment advisory clients in the Funds. That investment by BBH on behalf of its discretionary investment advisory clients in the Funds may be significant at times.

Increasing a Fund’s assets may enhance investment flexibility and diversification and may contribute to economies of scale that tend to reduce the Funds’ expense ratio. In selecting the Funds for its discretionary investment advisory clients, BBH may limit its selection to funds managed by BBH or the Investment Adviser. BBH may not consider or canvass the universe of unaffiliated investment companies available, even though there may be unaffiliated investment companies that may be more appropriate or that have superior performance. BBH, the Investment Adviser and their affiliates providing services to the Funds benefit from additional fees when the Funds is included as an investment by a discretionary investment advisory client.

BBH reserves the right to redeem at any time some or all of the shares of the Funds acquired for its discretionary investment advisory clients’ accounts. A large redemption of shares of the Funds by BBH on behalf of its discretionary investment advisory clients could significantly reduce the asset size of the Funds, which might have an adverse effect on the Funds’ investment flexibility, portfolio diversification and expense ratio.

Valuation. When market quotations are not readily available, or are believed by BBH to be unreliable, the Funds’ investments will be valued at fair value by BBH pursuant to procedures adopted by the Funds’ Board of Trustees. When determining an asset’s “fair value”, BBH seeks to determine the price that a Fund might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. The price generally may not be determined based on what the Funds might reasonably expect to receive for selling an asset at a later time or if it holds the asset to maturity. While fair value determinations will be based upon all available factors that BBH deems relevant at the time of the determination and may be based on analytical values determined by BBH using proprietary or third-party valuation models, fair value represents only a good faith approximation of the value of a security. The fair value of one or more

FINANCIAL STATEMENTS APRIL 30, 2020	51

BBH INTERMEDIATE MUNICIPAL BOND FUND

CONFLICTS OF INTEREST (continued)

April 30, 2020 (unaudited)

securities may not, in retrospect, be the price at which those assets could have been sold during the period in which the particular fair values were used in determining the Funds’ net asset value. As a result, the Funds’ sale or redemption of its shares at net asset value, at a time when a holding or holdings are valued by BBH (pursuant to Board-adopted procedures) at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders.

Referral Arrangements. BBH may enter into advisory and/or referral arrangements with third parties. Such arrangements may include compensation paid by BBH to the third party. BBH may pay a solicitation fee for referrals and/or advisory or incentive fees. BBH may benefit from increased amounts of assets under management.

Personal Trading. BBH, including the Investment Adviser, and any of their respective partners, principals, directors, officers, employees, affiliates or agents, face conflicts of interest when transacting in securities for their own accounts because they could benefit by trading in the same securities as the Funds, which could have an adverse effect on the Funds. However, the Investment Adviser has implemented policies and procedures concerning personal trading by BBH Partners and employees. The policy and procedures are intended to prevent BBH Partners and employees from trading in the same securities as the Funds. However, BBH, including the Investment Adviser, has implemented policies and procedures concerning personal trading by BBH Partners and employees. The policies and procedures are intended to prevent BBH Partners and employees with access to Fund material non-public information from trading in the same securities as the Funds.

Gifts and Entertainment. From time to time, employees of BBH, including the Investment Adviser, and any of their respective partners, principals, directors, officers, employees, affiliates or agents, may receive gifts and/or entertainment from clients, intermediaries, or service providers to the Funds or BBH, including the Investment Adviser, which could have the appearance of affecting or may potentially affect the judgment of the employees, or the manner in which they conduct business. The Investment Adviser has implemented policies and procedures concerning gifts and entertainment to mitigate any impact on the judgment of BBH Partners and employees. BBH, including the Investment Adviser, has implemented policies and procedures concerning gifts and entertainment to mitigate any impact on the judgment of BBH Partners and employees.

52

BBH INTERMEDIATE MUNICIPAL BOND FUND

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

April 30, 2020 (unaudited)

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”) to promote effective liquidity risk management throughout the openend investment company industry in order to reduce the risk that funds will be unable to meet their redemption obligations and mitigate dilution of the interests of fund shareholders.

The Board of Trustees (the “Board”) of BBH Trust met on March 11, 2020 to review the liquidity risk management program (the “Program”) applicable to the funds of BBH Trust (the “Funds”) pursuant to the Liquidity Rule. The Board has appointed three members of the Brown Brothers Harriman & Co. Mutual Fund Advisory Department, the Investment Adviser to the Funds, as the Program Administrator for each Fund’s Program. The Program Administrator provided the Board with a report (the “Report”) that addressed the operations of the Program and assessed its adequacy and effectiveness of the Program. The Report covered the period from June 1, 2019 through January 31, 2020.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing a Fund’s liquidity risk, including the following points.

Liquidity classification. The Report described the Program’s liquidity classification methodology for categorizing the Funds’ investments into one of four liquidity buckets.

Highly Liquid Investment Minimum. The Report noted that one aspect of the Liquidity Rule is a requirement that funds that are expected to have less than 50% of assets classified as other than “highly liquid” should establish a minimum percentage of highly liquid assets that the fund is expected to hold on an on-going basis. The Program Administrator monitors the percentages of assets in each category on an ongoing basis and, given that no Fund has approached the 50% threshold, has made the determination that it is not necessary to assign a Highly Liquid Investment Minimum as provided for in the Liquidity Rule to any of the Funds.

The Fund’s investment strategy and liquidity of portfolio investments during normal and reasonably foreseeable stressed market conditions. During the Program reporting period, the Program Administrator reviewed whether each Fund’s investment strategy is appropriate for an open-end fund structure with a focus on Funds with more significant and consistent holdings of less liquid and illiquid assets and factored a Fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account.

Short-term and long-term cash flow projections during normal and reasonably foreseeable stressed market conditions. During the Program reporting period, the Program Administrator reviewed historical redemption activity and used this information as a component to establish each Fund’s reasonably anticipated trading size.

FINANCIAL STATEMENTS APRIL 30, 2020	53

BBH INTERMEDIATE MUNICIPAL BOND FUND

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM (continued)

April 30, 2020 (unaudited)

The Program Administrator also took into consideration other factors such as shareholder ownership concentration, applicable distribution channels and the degree of certainty associated with a Fund’s short-term and long-term cash flow projections.

Holdings of cash and cash equivalents. The Program Administrator considered the degree to which each Fund held cash and cash equivalents as a component of each Fund’s ability to meet redemption requests.

There were no material changes to the Program during the reporting period. The report provided to the Board stated that the Program Administrator concluded that based on the operation of the Program during the reporting period, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

54

Administrator Brown Brothers Harriman & Co. 140 Broadway New York, NY 10005	Investment Adviser Brown Brothers Harriman Mutual Fund Advisory Department 140 Broadway
Distributor ALPS Distributors, Inc. 1290 Broadway, Suite 1100 Denver, Co 80203	New York, NY 10005
Shareholder Servicing Agent Brown Brothers Harriman & Co. 140 Broadway New York, NY 10005 1-800-575-1265

To obtain information or make shareholder inquiries:

By telephone:	Call 1-800-575-1265
By E-mail send your request to:	bbhfunds@bbh.com
On the internet:	www.bbhfunds.com
This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of the Fund.

For more complete information, visit www.bbhfunds.com for a prospectus. You should consider the Fund’s investment objectives, risks, charges and expenses carefully before you invest. Information about these and other important subjects is in the Fund’s prospectus, which you should read carefully before investing.

Holdings and allocations are subject to change. Fund holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities. Current and future holdings are subject to risk.

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available electronically on the SEC’s website (sec.gov). For a complete list of a fund’s portfolio holdings, view the most recent holdings listing, semi-annual report, or annual report on the Fund’s web site at http://www.bbhfunds.com.

A summary of the Fund’s Proxy Voting Policy that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio, as well as a record of how the Fund voted any such proxies during the most recent 12-month period ended June 30, is available, without charge, upon request by calling the toll-free number listed above. This information is also available on the SEC’s website at www.sec.gov.

NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

Brown Brothers Harriman

Semi-Annual Report

APRIL 30, 2020

BBH Income Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Funds' shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other Fund communications electronically from the Fund by calling 1-800-575-1265 or from your financial intermediary.

You may elect to receive all future reports in paper free of charge. You can inform the Fund by calling 1-800-575-1265 or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper may apply to all funds in the fund complex or held with your financial intermediary.

BBH INCOME FUND

PORTFOLIO ALLOCATION
April 30, 2020 (unaudited)

BREAKDOWN BY SECURITY TYPE

	U.S. $ Value	Percent of Net Assets
Asset Backed Securities	$94,897,495	21.5%
Commercial Mortgage Backed Securities	19,821,210	4.5
Corporate Bonds	200,000,182	45.3
Loan Participations and Assignments	71,114,054	16.1
Preferred Stock	2,964,000	0.7
Residential Mortgage Backed Securities	3,781,278	0.9
U.S. Inflation Linked Debt	9,596,673	2.2
U.S. Treasury Bonds and Notes	38,085,706	8.6
U.S. Treasury Bills	9,299,697	2.1
Liabilities in Excess of Other Assets	(8,263,750)	(1.9)
NET ASSETS	$441,296,545	100.0%

All data as of April 30, 2020. The BBH Income Fund’s (the “Fund”) sector diversification is expressed as a percentage of net assets and may vary over time.

The accompanying notes are an integral part of these financial statements.

BBH INCOME FUND

PORTFOLIO OF INVESTMENTS
April 30, 2020 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	ASSET BACKED SECURITIES (21.5%)
$ 1,138,173	ACC Trust 2019-1[1]	05/20/22	3.750%	$1,137,811
1,354,689	ACC Trust 2019-2[1]	02/21/23	2.820	1,357,159
3,320,000	ACC Trust 2020-A1	03/20/23	6.000	3,298,284
1,345,859	Adams Outdoor Advertising LP 2018-1[1]	11/15/48	4.810	1,264,938
979,326	Amur Equipment Finance Receivables VI LLC 2018-2A1	07/20/22	3.890	993,872
967,235	ARI Fleet Lease Trust 2018-B1	08/16/27	3.220	974,353
1,520,000	BCC Funding Corp. XVI LLC 2019-1A1	08/20/24	2.460	1,488,320
1,430,000	CARS-DB4 LP 2020-1A1	02/15/50	4.170	1,282,724
543,288	Cazenovia Creek Funding II LLC 2018-1A1	07/15/30	3.561	535,841
369,158	CCG Receivables Trust 2018-2[1]	12/15/25	3.090	369,954
2,000,000	Delamare Cards MTN Issuer, Plc. 2018-1A (1-Month USD-LIBOR + 0.700%)[1,2]	11/19/25	1.418	1,960,844
132,291	Drive Auto Receivables Trust 2018-5	10/15/22	3.340	132,412
1,974,254	Drug Royalty III LP 1 2018-1A (3-Month USD-LIBOR + 1.600%)[1,2]	10/15/31	2.819	1,916,851
1,200,000	Elm Trust 2018-2A1	10/20/27	4.605	1,155,636
190,000	Elm Trust 2018-2A1	10/20/27	5.584	162,535
600,000	Enterprise Fleet Financing LLC 2017-2[1]	01/20/23	2.220	600,355
958,354	Enterprise Fleet Financing LLC 2018-3[1]	05/20/24	3.380	964,250
596,977	FCI Funding LLC 2019-1A1	02/18/31	3.630	598,791
1,950,000	FNA LLC 2019-1	12/10/31	3.000	1,852,500
2,100,000	Ford Credit Floorplan Master Owner Trust A 2018-3	10/15/23	3.520	2,109,917
187,352	Foursight Capital Automobile Receivables Trust 2018-2[1]	04/15/22	3.320	187,652
2,700,000	FREED ABS TRUST 2018-2[1]	10/20/25	4.610	2,550,989
1,009,137	FREED ABS TRUST 2019-2[1]	11/18/26	2.620	988,496
1,000,000	GM Financial Consumer Automobile Receivables Trust 2017-2A1	11/16/22	2.070	1,004,825
1,390,000	Hercules Capital Funding Trust 2018-1A1	11/22/27	4.605	1,394,899

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS  APRIL 30, 2020

BBH INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)
April 30, 2020 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	ASSET BACKED SECURITIES (continued)
$ 2,340,000	Hercules Capital Funding Trust 2019-1A1	02/20/28	4.703%	$2,349,343
1,070,000	Hertz Vehicle Financing II LP 2019-1A1	03/25/23	4.100	988,174
1,430,000	Lendmark Funding Trust 2019-1A1	12/20/27	3.000	1,285,111
1,120,000	Lendmark Funding Trust 2019-2A1	04/20/28	2.780	996,902
563,423	LIAS Administration Fee Issuer LLC 2018-1A3	07/25/48	5.956	568,415
2,000,000	Mariner Finance Issuance Trust 2018-AA1	11/20/30	4.200	1,909,079
690,000	Mariner Finance Issuance Trust 2019-AA1	07/20/32	2.960	598,393
1,098,167	NADG NNN Operating LP 2019-1[1]	12/28/49	3.368	1,045,583
300,000	Nationstar HECM Loan Trust 2018-2A1,2,4	07/25/28	3.552	298,481
2,500,000	Nationstar HECM Loan Trust 2018-3A1,2,4	11/25/28	3.903	2,454,349
594,152	Newtek Small Business Loan Trust 2018-1 (1-Month USD-LIBOR + 1.700%)[1,2]	02/25/44	2.187	577,940
281,841	Newtek Small Business Loan Trust 2018-1 (1-Month USD-LIBOR + 3.000%)[1,2]	02/25/44	3.487	282,123
1,370,000	NextGear Floorplan Master Owner Trust 2018-2A1	10/15/23	3.690	1,354,043
898,244	NMEF Funding LLC 2019-A1	08/17/26	2.730	896,437
1,640,000	NRZ Advance Receivables Trust 2019-T1[1]	07/15/52	2.590	1,585,700
1,980,000	OnDeck Asset Securitization Trust II LLC 2019-1A1	11/18/24	2.650	1,982,498
1,080,000	OneMain Financial Issuance Trust 2019-1A1	02/14/31	3.480	1,088,370
1,540,000	OneMain Financial Issuance Trust 2020-1A1	05/14/32	3.840	1,542,566
300,000	Oportun Funding IX LLC 2018-B1	07/08/24	3.910	278,807

The accompanying notes are an integral part of these financial statements.

BBH INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)
April 30, 2020 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	ASSET BACKED SECURITIES (continued)
$ 2,660,000	Oportun Funding X LLC 2018-C1	10/08/24	4.590%	$1,900,323
2,070,000	Oportun Funding XII LLC 2018-D1	12/09/24	4.830	1,469,306
550,000	OSCAR US Funding Trust IX LLC 2018-2A1	09/12/22	3.390	558,125
1,580,000	Oscar US Funding XI LLC 2019-2A1	09/11/23	2.590	1,616,074
1,280,000	Oxford Finance Funding LLC 2019-1A1	02/15/27	4.459	1,304,749
3,450,000	Oxford Finance Funding LLC 2020-1A1	02/15/28	3.101	3,400,750
1,520,000	Palmer Square Loan Funding, Ltd. 2019-2A (3-Month USD-LIBOR + 2.250%)[1,2]	04/20/27	3.385	1,375,981
1,940,000	Palmer Square Loan Funding, Ltd. 2019-3A (3-Month USD-LIBOR + 2.100%)[1,2]	08/20/27	3.795	1,806,324
1,500,000	PFS Financing Corp. 2018-F1	10/15/23	3.520	1,504,371
1,313,686	ReadyCap Lending Small Business Loan Trust 2019-2 (U.S. Prime Rate – 0.500%)[1,2]	12/27/44	2.750	1,203,426
2,940,000	Regional Management Issuance Trust 2018-2[1]	01/18/28	4.940	2,674,724
1,390,000	Republic Finance Issuance Trust 2019-A1	11/22/27	3.430	1,242,091
2,500,000	RMF Buyout Issuance Trust 2018-1[1,2,4]	11/25/28	3.912	2,490,685
2,130,000	Sabey Data Center Issuer LLC 2020-1[1]	04/20/45	3.812	2,119,744
1,500,000	Santander Drive Auto Receivables Trust 2020-1	12/15/25	4.110	1,506,619
1,940,000	Santander Revolving Auto Loan Trust 2019-A1	01/26/32	2.510	1,873,864
2,870,000	SPS Servicer Advance Receivables Trust Advance Receivables Backed Notes 2019-T2[1]	10/15/52	2.320	2,806,381
2,203,983	Stack Infrastructure Issuer LLC Series 2019-1A1	02/25/44	4.540	2,214,267
600,000	SWC Funding LLC 2018-1A1,3	08/15/33	4.750	636,498

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS  APRIL 30, 2020

BBH INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)
April 30, 2020 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	ASSET BACKED SECURITIES (continued)
$ 1,400,000	Synchrony Card Issuance Trust 2018-A1	09/15/24	3.380%	$1,436,203
223,678	THL Credit Wind River CLO, Ltd. 2012-1A (3-Month USD-LIBOR + 0.880%)[1,2]	01/15/26	2.099	220,944
1,650,000	THL Credit Wind River CLO, Ltd. 2017-1A (3-Month USD-LIBOR + 1.140%)[1,2]	04/18/29	2.275	1,589,197
1,400,000	Trafigura Securitisation Finance, Plc. 2018-1A1	03/15/22	3.730	1,429,481
90,124	Veros Automobile Receivables Trust 2018-1[1]	05/15/23	3.630	90,126
1,400,000	World Financial Network Credit Card Master Trust 2018-B	07/15/25	3.460	1,403,178
2,500,000	World Financial Network Credit Card Master Trust 2019-A	12/15/25	3.140	2,563,660
93,840	World Omni Select Auto Trust 2018-1A1	04/15/22	3.240	93,882
	Total Asset Backed Securities (Cost $98,384,026)			94,897,495
	COMMERCIAL MORTGAGE BACKED SECURITIES (4.5%)
2,190,000	BXMT, Ltd. 2020-FL2 (1-Month USD-LIBOR + 0.900%)[1,2]	02/16/37	1.651	2,058,578
146,085	CG-CCRE Commercial Mortgage Trust 2014-FL2 (1-Month USD-LIBOR + 4.000%)[1,2,3]	11/15/31	4.814	98,914
786,000	CG-CCRE Commercial Mortgage Trust 2014-FL2 (1-Month USD-LIBOR + 4.000%)[1,2]	11/15/31	2.993	786,079
1,375,473	CG-CCRE Commercial Mortgage Trust 2014-FL2 (1-Month USD-LIBOR + 4.750%)[1,2,3]	11/15/31	1.213	811,529
600,000	CGMS Commercial Mortgage Trust 2017-MDRB (1-Month USD-LIBOR + 1.750%)[1,2]	07/15/30	2.564	560,883

The accompanying notes are an integral part of these financial statements.

BBH INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)
April 30, 2020 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	COMMERCIAL MORTGAGE BACKED SECURITIES (continued)
$ 890,000	Citigroup Commercial Mortgage Trust 2019-SMRT[1]	01/10/36	4.149%	$921,001
3,540,000	CSMC 2018-SITE[1,2,4]	04/15/36	4.782	3,356,028
1,000,000	Hudsons Bay Simon JV Trust 2015-HB10[1,2,4]	08/05/34	5.447	921,222
240,000	JPMBB Commercial Mortgage Securities Trust 2014-C24[1,2,4]	11/15/47	3.908	172,478
1,960,000	KREF, Ltd. 2018-FL1 (1-Month USD-LIBOR + 1.100%)[1,2]	06/15/36	1.851	1,890,021
3,070,000	Morgan Stanley Capital I Trust 2019-BPR (1-Month USD-LIBOR + 1.400%)[1,2]	05/15/36	2.214	2,685,206
150,034	RETL 2019-RVP (1-Month USD-LIBOR + 1.150%)[1,2]	03/15/36	1.964	137,806
890,000	STWD, Ltd. 2019-FL1 (1-Month USD-LIBOR + 1.600%)[1,2]	07/15/38	2.414	740,042
2,000,000	TPG Real Estate Finance Issuer, Ltd. 2018-FL2 (1-Month USD-LIBOR + 1.130%)[1,2]	11/15/37	1.881	1,912,073
300,000	UBS-BAMLL Trust 2012-WRM[1]	06/10/30	3.663	303,822
2,915,000	Wells Fargo Commercial Mortgage Trust 2020-SDAL (1-Month USD-LIBOR + 1.340%)[1,2]	02/15/37	2.154	2,465,528
	Total Commercial Mortgage Backed Securities (Cost $21,950,380)			19,821,210
	CORPORATE BONDS (45.3%)
	AEROSPACE/DEFENSE (1.3%)
2,220,000	BAE Systems , Plc.[1]	04/15/30	3.400	2,403,003
3,250,000	Boeing Co.	05/01/23	4.508	3,250,000
				5,653,003
	AGRICULTURE (0.7%)
3,025,000	Bunge, Ltd. Finance Corp.	03/15/24	4.350	3,153,107

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS  APRIL 30, 2020

BBH INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)
April 30, 2020 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	CORPORATE BONDS (continued)
	AUTO MANUFACTURERS (0.9%)
$ 1,110,000	Daimler Finance North America LLC[1]	02/12/21	2.300%	$1,099,310
3,140,000	General Motors Financial Co., Inc.	11/06/20	2.450	3,107,370
				4,206,680
	BANKS (8.3%)
2,300,000	ANZ New Zealand Int’l, Ltd., London Branch[1]	01/25/22	2.875	2,349,777
1,155,000	ANZ New Zealand Int’l, Ltd., London Branch[1]	03/19/24	3.400	1,223,965
2,100,000	ASB Bank, Ltd.[1]	06/14/23	3.750	2,215,133
320,000	Australia & New Zealand Banking Group, Ltd.	05/19/22	2.625	328,175
1,365,000	Bank of New Zealand[1]	02/20/24	3.500	1,431,854
2,941,000	BNZ International Funding, Ltd., London Branch[1]	03/01/23	3.375	3,061,947
1,090,000	Canadian Imperial Bank of Commerce (SOFR + 0.800%)[2]	03/17/23	0.821	1,050,858
535,000	Capital One NA	08/08/22	2.650	540,840
1,410,000	DNB Bank ASA[1]	06/02/21	2.375	1,426,967
1,370,000	DNB Bank ASA[1]	12/02/22	2.150	1,399,364
460,000	Fifth Third Bancorp	01/25/24	3.650	486,070
1,735,000	HSBC Holdings , Plc.	03/31/30	4.950	2,051,616
2,020,000	JPMorgan Chase & Co. (SOFR + 1.585%)[2]	03/13/26	2.005	2,039,606
2,340,000	Lloyds Banking Group, Plc.	05/08/25	4.450	2,546,422
1,410,000	Morgan Stanley (SOFR + 1.990%)[2]	04/28/26	2.188	1,427,238
505,000	Santander Holdings USA, Inc.	12/03/21	4.450	519,796
810,000	Santander Holdings USA, Inc.	03/28/22	3.700	820,335
1,300,000	Skandinaviska Enskilda Banken AB	03/15/21	2.625	1,319,215
1,940,000	Skandinaviska Enskilda Banken AB1	12/12/22	2.200	1,976,867
1,750,000	Svenska Handelsbanken AB	05/24/21	3.350	1,795,242
255,000	Svenska Handelsbanken AB	11/20/23	3.900	273,990
2,330,000	Truist Bank	03/10/25	1.500	2,320,170
890,000	Truist Financial Corp.	12/06/23	3.750	953,336
1,245,000	Wells Fargo & Co. (SOFR + 2.000%)[2]	04/30/26	2.188	1,253,028

The accompanying notes are an integral part of these financial statements.

BBH INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)
April 30, 2020 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	CORPORATE BONDS (continued)
	BANKS (continued)
$ 1,240,000	Wells Fargo Bank NA (3-Month USD-LIBOR + 0.610%)[2]	05/27/22	2.897%	$1,257,656
650,000	Wells Fargo Bank NA (3-Month USD-LIBOR + 0.650%)[2]	09/09/22	2.082	655,572
				36,725,039
	BEVERAGES (0.4%)
1,310,000	Anheuser-Busch InBev Worldwide, Inc.	01/23/39	5.450	1,578,321
	BIOTECHNOLOGY (1.1%)
2,740,000	Amgen, Inc.	05/11/22	2.650	2,817,534
2,170,000	Biogen, Inc.	05/01/50	3.150	2,127,759
				4,945,293
	CHEMICALS (0.4%)
1,955,000	Olin Corp.	08/01/29	5.625	1,766,831
	COMPUTERS (0.4%)
195,000	Apple, Inc.	09/11/26	2.050	205,602
655,000	Dell International LLC / EMC Corp.[1]	07/15/25	5.850	712,464
835,000	Dell International LLC / EMC Corp.[1]	06/15/26	6.020	906,781
				1,824,847
	DIVERSIFIED FINANCIAL SERVICES (3.0%)
2,720,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	05/15/21	4.500	2,639,938
2,285,000	Air Lease Corp.	03/01/21	2.500	2,169,593
3,055,000	Alliance Data Systems Corp.[1]	12/15/24	4.750	2,260,700
1,720,000	American Express Co.	11/05/21	3.700	1,775,205
750,000	Brightsphere Investment Group, Inc.	07/27/26	4.800	683,659
840,000	Credit Acceptance Corp.[1]	12/31/24	5.125	737,100
1,400,000	Credit Acceptance Corp.	03/15/26	6.625	1,260,000
1,650,000	Drawbridge Special Opportunities Fund LP1	08/01/21	5.000	1,597,027
				13,123,222

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS  APRIL 30, 2020

BBH INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)
April 30, 2020 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	CORPORATE BONDS (continued)
	ELECTRIC (4.5%)
$ 2,340,000	AEP Transmission Co. LLC	04/01/50	3.650%	$2,803,181
655,000	American Electric Power Co., Inc.	12/01/21	3.650	676,763
1,400,000	Consolidated Edison Co. of New York, Inc.	04/01/50	3.950	1,673,202
1,960,000	Dominion Energy, Inc.	03/15/25	3.300	2,083,263
2,800,000	Electricite de France S.A.[1]	09/21/28	4.500	3,217,404
1,705,000	Exelon Generation Co. LLC	10/01/39	6.250	1,909,394
2,095,000	Narragansett Electric Co.[1]	04/09/30	3.395	2,330,155
1,060,000	PacifiCorp	04/01/24	3.600	1,145,712
830,000	PSEG Power LLC	06/15/21	3.000	841,895
1,975,000	Vistra Operations Co. LLC[1]	01/30/27	3.700	1,943,204
1,355,000	Wisconsin Public Service Corp.	11/21/21	3.350	1,398,566
				20,022,739
	FOOD (0.5%)
2,160,000	Kraft Heinz Foods Co.[1]	10/01/39	4.625	2,128,167
	HEALTHCARE-PRODUCTS (0.3%)
1,195,000	Zimmer Biomet Holdings, Inc.	01/15/26	3.050	1,207,440
	HEALTHCARE-SERVICES (3.2%)
1,280,000	Advocate Health & Hospitals Corp.	06/15/50	3.008	1,291,413
1,930,000	Ascension Health	11/15/29	2.532	2,004,571
825,000	Centene Corp.[1]	12/15/27	4.250	863,156
6,675,000	MEDNAX, Inc.[1]	01/15/27	6.250	6,043,812
1,130,000	Mercy Health	07/01/28	4.302	1,306,153
2,750,000	Roche Holdings, Inc.[1]	01/28/22	1.750	2,801,692
				14,310,797
	INSURANCE (6.2%)
4,175,000	Aegon NV (6-Month USD-LIBOR + 3.540%)[2]	04/11/48	5.500	4,297,787
1,360,000	Aflac, Inc.	04/01/30	3.600	1,529,782
3,002,000	Athene Global Funding[1]	01/25/22	4.000	3,090,239

The accompanying notes are an integral part of these financial statements.

BBH INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)
April 30, 2020 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	CORPORATE BONDS (continued)
	INSURANCE (continued)
$ 4,295,000	AXIS Specialty Finance LLC (5-Year CMT Index + 3.186%)[2]	01/15/40	4.900%	$3,758,125
3,145,000	Enstar Group, Ltd.	06/01/29	4.950	3,173,590
2,195,000	Fairfax Financial Holdings, Ltd.[1]	04/29/30	4.625	2,168,144
540,000	New York Life Global Funding[1]	08/06/21	3.250	555,657
1,180,000	New York Life Insurance Co.[1]	05/15/50	3.750	1,338,670
2,995,000	Sirius International Group, Ltd.[1]	11/01/26	4.600	2,828,777
1,840,000	Swiss Re Finance Luxembourg S.A. (5-Year CMT Index + 3.582%)[1,2]	04/02/49	5.000	2,005,828
2,660,000	United Insurance Holdings Corp.	12/15/27	6.250	2,496,976
				27,243,575
	INTERNET (0.6%)
2,485,000	Expedia Group, Inc.[1]	05/01/25	6.250	2,534,207
	INVESTMENT COMPANIES (3.4%)
1,680,000	BlackRock TCP Capital Corp.	08/23/24	3.900	1,548,106
200,000	Business Development Corp. of America[1]	12/30/22	4.750	178,045
2,930,000	Business Development Corp. of America[1]	12/15/24	4.850	2,577,742
1,655,000	FS KKR Capital Corp.	07/15/24	4.625	1,411,222
1,370,000	FS KKR Capital Corp.	02/01/25	4.125	1,129,577
2,220,000	FS KKR Capital Corp. II1	02/14/25	4.250	1,816,242
1,805,000	Main Street Capital Corp.	05/01/24	5.200	1,733,121
1,565,000	Owl Rock Capital Corp.	04/15/24	5.250	1,485,719
1,875,000	Owl Rock Capital Corp.	03/30/25	4.000	1,709,608
1,445,000	Owl Rock Capital Corp. II1	11/26/24	4.625	1,295,286
				14,884,668
	MACHINERY-CONSTRUCTION & MINING (0.8%)
2,180,000	Caterpillar Financial Services Corp.	12/07/23	3.650	2,365,496
1,085,000	Caterpillar, Inc.	04/09/50	3.250	1,189,208
				3,554,704

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS  APRIL 30, 2020

BBH INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)
April 30, 2020 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	CORPORATE BONDS (continued)
	MACHINERY-DIVERSIFIED (0.6%)
$ 1,265,000	John Deere Capital Corp.	01/10/24	3.450%	$1,361,061
1,245,000	John Deere Capital Corp.	03/09/27	1.750	1,248,453
				2,609,514
	MEDIA (0.5%)
410,000	Charter Communications Operating LLC / Charter Communications Operating Capital	07/23/20	3.579	410,562
2,040,000	TEGNA, Inc.[1]	09/15/29	5.000	1,811,153
				2,221,715
	OIL&GAS (1.2%)
2,280,000	Equinor ASA	04/06/25	2.875	2,388,728
2,610,000	Exxon Mobil Corp.	03/19/30	3.482	2,909,385
				5,298,113
	PHARMACEUTICALS (1.9%)
1,695,000	AbbVie, Inc.	05/14/25	3.600	1,842,660
455,000	AbbVie, Inc.	05/14/35	4.500	530,300
450,000	AbbVie, Inc.	05/14/36	4.300	506,403
1,445,000	Allergan Sales LLC[1]	12/15/21	5.000	1,513,689
1,600,000	Bristol-Myers Squibb Co.[1]	02/20/23	3.250	1,705,887
2,175,000	CVS Health Corp.	04/01/27	3.625	2,373,072
				8,472,011
	PIPELINES (2.0%)
1,730,000	Enable Midstream Partners LP	09/15/29	4.150	1,295,589
1,545,000	Energy Transfer Operating LP (3-Month USD-LIBOR + 4.028%)[2,5]		6.250	1,081,500
1,335,000	NOVA Gas Transmission, Ltd.	04/01/23	7.875	1,517,509
2,230,000	Sunoco Logistics Partners Operations LP	04/01/21	4.400	2,223,974
2,320,000	TransCanada PipeLines, Ltd.	04/15/30	4.100	2,512,499
				8,631,071

The accompanying notes are an integral part of these financial statements.

BBH INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)
April 30, 2020 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	CORPORATE BONDS (continued)
	PRIVATE EQUITY (0.3%)
$ 1,655,000	Apollo Management Holdings LP (5-Year CMT Index + 3.266%)[1,2]	01/14/50	4.950%	$1,487,883
	REAL ESTATE INVESTMENT TRUSTS (1.5%)
1,275,000	HAT Holdings I LLC / HAT Holdings II LLC[1]	07/15/24	5.250	1,265,310
1,380,000	Scentre Group Trust 1 / Scentre Group Trust 2[1]	02/12/25	3.500	1,379,289
1,720,000	WEA Finance LLC[1]	01/15/27	2.875	1,590,380
2,585,000	WEA Finance LLC / Westfield UK & Europe Finance, Plc.[1]	10/05/20	3.250	2,584,056
				6,819,035
	RETAIL (0.6%)
3,450,000	Nordstrom, Inc.	04/01/30	4.375	2,656,459
	SEMICONDUCTORS (0.6%)
2,240,000	Broadcom, Inc.[1]	04/15/25	4.700	2,469,939
	TELECOMMUNICATIONS (0.1%)
470,625	Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC[1]	03/20/23	3.360	471,802
	Total Corporate Bonds (Cost $199,176,721)			200,000,182
	LOAN PARTICIPATIONS AND ASSIGNMENTS (16.1%)
3,105,000	Allen Media LLC (3-Month USD-LIBOR + 5.500%)[2]	02/10/27	7.231	2,794,500
1,676,370	Aria Energy Operating LLC (1-Month USD-LIBOR + 4.500%)[2]	05/27/22	5.500	1,483,587
350,745	Avolon TLB Borrower 1 (US) LLC Term B 3 (1-Month USD-LIBOR + 1.750%)[2]	01/15/25	2.500	329,199

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS  APRIL 30, 2020

BBH INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)
April 30, 2020 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	LOAN PARTICIPATIONS AND ASSIGNMENTS (continued)
$ 1,994,180	Axalta Coating Systems Dutch Holding B BV Term B 3 (3-Month USD-LIBOR + 1.750%)[2]	06/01/24	3.200%	$1,934,354
1,965,000	BCP Renaissance Parent LLC (3-Month USD-LIBOR + 3.500%)[2]	10/31/24	4.950	1,503,225
3,446,625	Broadcom, Inc. Term A 5 (1-Month USD-LIBOR + 1.250%)[2]	11/04/24	2.235	3,188,128
1,415,000	Buckeye Partners LP (1-Month USD-LIBOR + 2.750%)[2]	11/01/26	3.766	1,322,148
3,288,375	CenturyLink, Inc. Term A (1-Month USD-LIBOR + 2.000%)[2]	01/31/25	2.404	3,173,282
2,962,500	DaVita, Inc. Term A (1-Month USD-LIBOR + 1.500%)[2]	08/12/24	1.904	2,844,000
2,859,584	Dell International LLC Term B1 (1-Month USD-LIBOR + 2.000%)[2]	09/19/25	2.750	2,782,375
2,500,000	Delos Finance S.a r.l. (3-Month USD-LIBOR + 1.750%)[2]	10/06/23	3.200	2,361,250
4,237,926	Eastern Power LLC (TPF II LC LLC) (2-Month USD-LIBOR + 3.750%)[2]	10/02/25	4.750	3,977,166
2,285,000	Elanco Animal Health, Inc. Term B (3-Month USD-LIBOR + 1.750%)[2]	02/04/27	2.306	2,202,169
1,969,604	Frontera Generation Holdings LLC (3-Month USD-LIBOR + 4.250%)[2]	05/02/25	5.385	1,273,684
1,982,247	Greatbatch, Ltd. Term B (1-Month USD-LIBOR + 2.500%)[2]	10/27/22	3.500	1,922,165
691,237	HCA, Inc. Term B12 (1-Month USD-LIBOR + 1.750%)[2]	03/13/25	2.154	674,246
3,995,696	Helix Gen Funding LLC (1-Month USD-LIBOR + 3.750%)[2]	06/03/24	4.750	3,752,198
2,942,750	ICH US Intermediate Holdings II, Inc. (3-Month USD-LIBOR + 5.750%)[2]	12/24/26	6.750	2,753,914
1,688,333	Kestrel Acquisition LLC Term B (3-Month USD-LIBOR + 4.250%)[2]	06/02/25	5.250	1,363,329

The accompanying notes are an integral part of these financial statements.

BBH INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)
April 30, 2020 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	LOAN PARTICIPATIONS AND ASSIGNMENTS (continued)
$ 2,743,548	NorthRiver Midstream Finance LP Term B (3-Month USD-LIBOR + 3.250%)[2]	10/01/25	4.683%	$2,200,709
2,255,845	Panther BF Aggregator 2 L P (1-Month USD-LIBOR + 3.500%)[2]	04/30/26	3.904	2,037,028
2,872,800	RPI 2019 Intermediate Finance Trust Term B (1-Month USD-LIBOR + 1.750%)[2]	02/11/27	2.154	2,784,231
1,530,625	RPI Intermediate Finance Trust Term B 1 (1-Month USD-LIBOR + 1.750%)[2]	02/11/27	2.154	1,485,181
607,334	SS&C Technologies Holdings, Inc. Term B 3 (1-Month USD-LIBOR + 1.750%)[2]	04/16/25	2.154	583,108
433,375	SS&C Technologies Holdings, Inc. Term B 4 (1-Month USD-LIBOR + 1.750%)[2]	04/16/25	2.154	416,088
728,784	SS&C Technologies Holdings, Inc. Term B 5 (1-Month USD-LIBOR + 1.750%)[2]	04/16/25	2.154	699,385
4,400,000	Stericycle, Inc. (3-Month USD-LIBOR + 1.750%)[2]	11/17/22	2.306	4,048,000
3,100,000	Tivity Health, Inc. Term B (1-Month USD-LIBOR + 5.250%)[2]	03/06/26	5.654	2,656,700
2,350,000	T-Mobile USA, Inc. (3-Month USD-LIBOR + 3.000%)[2]	04/01/27	3.556	2,334,466
2,786,000	U.S. Renal Care, Inc. (1-Month USD-LIBOR + 5.000%)[2]	06/26/26	5.438	2,626,669
1,394,463	UGI Energy Services LLC (1-Month USD-LIBOR + 3.750%)[2]	08/13/26	4.154	1,245,715
1,970,000	United Rentals, Inc. (1-Month USD-LIBOR + 1.750%)[2]	10/31/25	2.154	1,870,673
1,849,919	Vistra Operations Co. LLC (Tex Operations Company LLC) (1-Month USD-LIBOR + 1.750%)[2]	12/31/25	2.221	1,788,835
2,955,000	Wyndham Hotels & Resorts, Inc. Term B (1-Month USD-LIBOR + 1.750%)[2]	05/30/25	2.154	2,702,347
	Total Loan Participations and Assignments (Cost $76,554,868)			71,114,054

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS  APRIL 30, 2020

BBH INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)
April 30, 2020 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	PREFERRED STOCK (0.7%)
$ 114,000	Trinity Capital, Inc.[1,6]	01/16/25	7.000%	$2,964,000
	Total Preferred Stock (Cost $2,850,000)			2,964,000
	RESIDENTIAL MORTGAGE BACKED SECURITIES (0.9%)
1,008,270	Cascade Funding Mortgage Trust 2018-RM2[1,2,4]	10/25/68	4.000	1,028,489
1,669,342	Cascade Funding Mortgage Trust 2019-RM3[1,2,4]	06/25/69	2.800	1,668,043
1,119,616	RMF Proprietary Issuance Trust 2019-1[1,2,4]	10/25/63	2.750	1,084,746
	Total Residential Mortgage Backed Securities (Cost $3,784,281)			3,781,278
	U.S. INFLATION LINKED DEBT (2.2%)
8,620,831	U.S. Treasury Inflation Indexed Note	01/15/29	0.875	9,596,673
	Total U.S. Inflation Linked Debt (Cost $8,860,224)			9,596,673
	U.S. TREASURY BONDS AND NOTES (8.6%)
2,640,000	U.S. Treasury Bond	08/15/40	3.875	3,982,378
2,415,000	U.S. Treasury Bond	08/15/46	2.250	2,938,753
3,780,000	U.S. Treasury Bond	02/15/50	2.000	4,458,776
12,350,000	U.S. Treasury Note	02/28/22	1.125	12,558,889
700,000	U.S. Treasury Note[7]	02/15/23	2.000	734,316
12,000,000	U.S. Treasury Note[7]	10/31/23	1.625	12,562,031
800,000	U.S. Treasury Note[7]	08/15/26	1.500	850,563
	Total U.S. Treasury Bonds and Notes (Cost $35,654,842)			38,085,706

The accompanying notes are an integral part of these financial statements.

BBH INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)
April 30, 2020 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	U.S. TREASURY BILLS (2.1%)
$ 1,100,000	U.S. Treasury Bill[8]	05/05/20	0.000%	$1,099,991
8,000,000	U.S. Treasury Bill[8]	05/26/20	0.000	7,999,747
200,000	U.S. Treasury Bill[7,8]	07/16/20	0.000	199,959
	Total U.S. Treasury Bills (Cost $9,299,574)			9,299,697
TOTAL INVESTMENTS (Cost $456,514,916)[9]			101.9%	$449,560,295
LIABILITIES IN EXCESS OF OTHER ASSETS			(1.9)%	(8,263,750)
NET ASSETS			100.0%	$441,296,545

[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities owned at April 30, 2020 was $190,689,153 or 43.2% of net assets.
[2]	Variable rate instrument. Interest rates change on specific dates (such as coupon or interest payment date). The yield shown represents the April 30, 2020 coupon or interest rate.
[3]	Security that used significant unobservable inputs to determine fair value.
[4]	This variable rate security is based on a predetermined schedule and the rate at period end also represents the reference rate at period end.
[5]	Security is perpetual in nature and has no stated maturity date.
[6]	Non-income producing security.
[7]	All or a portion of this security is held at the broker as collateral for open futures contracts.
[8]	Security issued with zero coupon. Income is recognized through accretion of discount.
[9]	The aggregate cost for federal income tax purposes is $456,514,916, the aggregate gross unrealized appreciation is $15,860,996 and the aggregate gross unrealized depreciation is $18,204,126, resulting in net unrealized depreciation of $2,343,130.

Abbreviations:

CMT – Constant Maturity Treasury.

LIBOR – London Interbank Offered Rate.

MTN – Medium Term Note.

SOFR – Secured Overnight Financing Rate.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS  APRIL 30, 2020

BBH INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)
April 30, 2020 (unaudited)

FINANCIAL FUTURES CONTRACTS

The following futures contracts were open at April 30, 2020:

Description	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Gain/(Loss)
Contracts to Buy:
U.S. Long Bond	131	June 2020	$21,756,220	$23,715,094	$1,958,874
U.S. Treasury 2-Year Notes	43	June 2020	9,314,384	9,478,477	164,093
U.S. Treasury 10-Year Notes	57	June 2020	7,563,188	7,926,563	363,375
U.S. Ultra Bond	105	June 2020	21,455,023	23,602,031	2,147,008
					$4,633,350
Contracts to Sell:
U.S. Treasury 5-Year Notes	80	June 2020	$10,023,828	$10,038,750	$(14,922)
U.S. Ultra 10-Year Notes	12	June 2020	1,877,438	1,884,375	(6,937)
					$(21,859)
Net Unrealized Gain on Open Futures Contracts					$4,611,491

FAIR VALUE MEASUREMENTS

The Fund is required to disclose information regarding the fair value measurements of the Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirement established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including, for example, the risk inherent in a particular valuation technique used to measure fair value, including the model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own considerations about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The accompanying notes are an integral part of these financial statements.

BBH INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)
April 30, 2020 (unaudited)

Authoritative guidance establishes three levels of the fair value hierarchy as follows:

—	Level 1 – unadjusted quoted prices in active markets for identical assets and liabilities.
—	Level 2 – significant other observable inputs (including quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk, etc.).
—	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets and liabilities).

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires judgment by the investment adviser. The investment adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the investment adviser’s perceived risk of that instrument.

Financial assets within Level 1 are based on quoted market prices in active markets. The Fund does not adjust the quoted price for these instruments.

Financial instruments that trade in markets that are not considered to be active but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include investment-grade corporate bonds, U.S. Treasury notes and bonds, and certain non-U.S. sovereign obligations and over-the-counter derivatives. As Level 2 financial assets include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Financial assets classified within Level 3 have significant unobservable inputs, as they trade infrequently. Level 3 financial assets include private equity and certain corporate debt securities.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS  APRIL 30, 2020

BBH INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)
April 30, 2020 (unaudited)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of April 30, 2020.

Investments, at value	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of April 30, 2020
Asset Backed Securities	$—	$93,692,582	$1,204,913	$94,897,495
Commercial Mortgage Backed Securities	—	18,910,767	910,443	19,821,210
Corporate Bonds	—	200,000,182	—	200,000,182
Loan Participations and Assignments	—	71,114,054	—	71,114,054
Preferred Stock	—	2,964,000	—	2,964,000
Residential Mortgage Backed Securities	—	3,781,278	—	3,781,278
U.S. Inflation Linked Debt	—	9,596,673	—	9,596,673
U.S. Treasury Bonds and Notes	—	38,085,706	—	38,085,706
U.S. Treasury Bills	—	9,299,697	—	9,299,697
Total Investment, at value	$—	$447,444,939	$2,115,356	$449,560,295
Other Financial Instruments, at value
Financial Futures Contracts	$4,611,491	$—	$—	$4,611,491
Other Financial Instruments, at value	$4,611,491	$—	$—	$4,611,491

The accompanying notes are an integral part of these financial statements.

BBH INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)
April 30, 2020 (unaudited)

The following is a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining fair value during the period ended April 30, 2020:

	Asset Backed Securities	Commercial Mortgage Backed Securities	Total
Balance as of October 31, 2019	$623,321	$—	$623,321
Purchases	—	—	—
Sales / Paydowns	—	—	—
Realized gains (losses)	—	—	—
Change in unrealized appreciation (depreciation)	12,438	—	12,438
Amortization	739	—	739
Transfers from Level 3	—	—	—
Transfers to Level 3	568,415	910,443	1,478,858
Balance as of April 30, 2020	$1,204,913	$910,443	$2,115,356

The Fund’s investments classified as Level 3 were valued using a model approach, including the Fund’s assumptions in determining their fair value.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS  APRIL 30, 2020

BBH INCOME FUND

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2020 (unaudited)

ASSETS:
Investments in securities, at value (Cost $456,514,916)	$449,560,295
Cash	299,593
Receivables for:
Investments sold	12,925,901
Interest	2,362,225
Shares sold	2,166,698
Prepaid assets	335
Total Assets	467,315,047
LIABILITIES:
Payables for:
Investments purchased	25,386,141
Shares redeemed	200,000
Investment advisory and administrative fees	147,149
Futures variation margin on open contracts	130,266
Professional fees	47,459
Dividends declared	39,101
Custody and fund accounting fees	35,509
Transfer agent fees	8,317
Board of Trustees’ fees	970
Accrued expenses and other liabilities	23,590
Total Liabilities	26,018,502
NET ASSETS	$441,296,545
Net Assets Consist of:
Paid-in capital	$432,685,073
Retained earnings	8,611,472
Net Assets	$441,296,545
NET ASSET VALUE AND OFFERING PRICE PER SHARE
CLASS I SHARES
($441,296,545 ÷ 42,759,909 shares outstanding)	$10.32

The accompanying notes are an integral part of these financial statements.

BBH INCOME FUND

STATEMENT OF OPERATIONS
For the six months ended April 30, 2020 (unaudited)

NET INVESTMENT INCOME:
Income:
Interest income (net of foreign withholding taxes of $2,046)	$7,463,466
Dividends	32,696
Other income	35,414
Total Income	7,531,576
Expenses:
Investment advisory and administrative fees	855,595
Custody and fund accounting fees	54,333
Professional fees	38,329
Board of Trustees’ fees	31,064
Transfer agent fees	19,486
Miscellaneous expenses	44,756
Total Expenses	1,043,563
Net Investment Income	6,488,013
NET REALIZED AND UNREALIZED GAIN:
Net realized gain on investments in securities	5,601,407
Net realized gain on futures contracts	3,865,424
Net realized gain on investments in securities and futures contracts	9,466,831
Net change in unrealized appreciation/(depreciation) on investments in securities	(15,407,648)
Net change in unrealized appreciation/(depreciation) on futures contracts	6,062,701
Net change in unrealized appreciation/(depreciation) on investments in securities and futures contracts	(9,344,947)
Net Realized and Unrealized Gain	121,884
Net Increase in Net Assets Resulting from Operations	$6,609,897

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS  APRIL 30, 2020

BBH INCOME FUND

STATEMENTS OF CHANGES IN NET ASSETS

	For the six months ended April 30, 2020 (unaudited)	For the year ended October 31, 2019
INCREASE IN NET ASSETS:
Operations:
Net investment income	$6,488,013	$10,500,682
Net realized gain on investments in securities and futures contracts	9,466,831	14,359,678
Net change in unrealized appreciation/(depreciation) on investments in securities and futures contracts	(9,344,947)	8,773,138
Net increase in net assets resulting from operations	6,609,897	33,633,498
Dividends and distributions declared:
Class I	(18,663,474)	(10,503,452)
Share transactions:
Proceeds from sales of shares	68,895,780	243,690,338
Net asset value of shares issued to shareholders for reinvestment of dividends and distributions	1,417,907	844,086
Proceeds from short-term redemption fees	3,156	60
Cost of shares redeemed	(22,972,324)	(8,239,111)
Net increase in net assets resulting from share transactions	47,344,519	236,295,373
Total increase in net assets	35,290,942	259,425,419
NET ASSETS:
Beginning of period	406,005,603	146,580,184
End of period	$441,296,545	$406,005,603

The accompanying notes are an integral part of these financial statements.

BBH INCOME FUND

FINANCIAL HIGHLIGHTS
Selected per share data and ratios for a Class I share outstanding throughout each period.

	For the six months ended April 30, 2020 (unaudited)	For the year ended October 31, 2019	For the period from June 27, 2018 (commencement of operations) to October 31, 2018
Net asset value, beginning of period	$10.61	$9.83	$10.00
Income from investment operations:
Net investment income[1]	0.16	0.36	0.10
Net realized and unrealized gain (loss)	0.01	0.78	(0.17)
Total income (loss) from investment operations	0.17	1.14	(0.07)
Less dividends and distributions:
From net investment income	(0.16)	(0.36)	(0.10)
From net realized gains	(0.30)	—	—
Total dividends and distributions	(0.46)	(0.36)	(0.10)
Short-term redemptions fees[1]	0.00 [2]	0.00[2]	—
Net asset value, end of period	$10.32	$10.61	$9.83

Total return	1.63%[3]	11.76%	(0.75)%[3]
Ratios/Supplemental data:
Net assets, end of period (in millions)	$441	$406	$147
Ratio of expenses to average net assets before reductions	0.49%[4]	0.52%	0.67%[5]
Fee waiver	—%[6]	0.02%[6]	0.17%[5,6]
Ratio of expenses to average net assets after reductions	0.49%[4]	0.50%	0.50%[5]
Ratio of net investment income to average net assets	3.03%[4]	3.49%	3.12%[5]
Portfolio turnover rate	73%[3]	77%	94%[3]

[1]	Calculated using average shares outstanding for the period.
[2]	Less than $0.01.
[3]	Not annualized.
[4]	Annualized.
[5]	Annualized with the exception of audit fees, legal fees and registration fees.
[6]	The ratio of expenses to average net assets for the six months ended April 30, 2020, the year ended October 31, 2019 and the period ended October 31, 2018 reflect fees reduced as result of a contractual operating expense limitation of the Fund to 0.50%. The agreement is effective through March 1, 2021 and may only be terminated during its term with approval of the Fund’s Board of Trustees. For the six months ended April 30, 2020, the year ended October 31, 2019 and the period from June 27, 2018 to October 31, 2018, the waived fees were $—, $55,757 and $94,185, respectively.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS  APRIL 30, 2020

BBH INCOME FUND

NOTES TO FINANCIAL STATEMENTS
April 30, 2020 (unaudited)

1.	Organization. The Fund is a separate, diversified series of BBH Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was originally organized under the laws of the State of Maryland on July 16, 1990 as BBH Fund, Inc. and re-organized as a Delaware statutory trust on June 12, 2007. The Fund commenced operations on June 27, 2018. The Fund offers Class N shares and Class I shares. As of April 30, 2020, Class N shares are not available for purchase by investors. The Fund may offer Class N shares for purchase in the future. Class N and Class I shares have different operating expenses. With the exception of class specific expenses, all expenses are allocated between classes based on net assets. Neither Class N shares nor Class I shares automatically convert to any other share class of the Fund. As of April 30, 2020, there were seven series of the Trust. The investment objective of the Fund is to provide maximum total return, consistent with preservation of capital and prudent investment management.
2.	Significant Accounting Policies. The Fund’s financial statements are prepared in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The following summarizes significant accounting policies of the Fund:
A.	Valuation of Investments. Bonds and other fixed income securities, including restricted securities (other than short-term obligations but including listed issues) are valued at their most recent bid prices (sales price if the principal market is an exchange) in the principal market in which such securities are normally traded, on the basis of valuations furnished by a pricing service, use of which has been approved by the Board of Trustees (the “Board”). In making such valuations, the pricing service utilizes both dealer supplied valuations and electronic data processing techniques, which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, without exclusive reliance upon quoted prices, or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. Futures contracts held by the Fund are valued daily at the official settlement price of the exchange of which it is traded.

Securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. Short-term investments, which mature in 60 days or less are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original maturity when acquired by the Fund was more than 60 days, unless the use of amortized cost is determined not to represent “fair value” by the Board.

BBH INCOME FUND

NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2020 (unaudited)

B.	Accounting for Investments and Income. Investment transactions are accounted for on the trade date. Realized gains and losses on investment transactions are determined based on the identified cost method. Interest income is accrued daily and consists of interest accrued, discount earned (including, if any, both original issue and market discount) and premium amortization on the investments of the Fund. Investment income is recorded net of any foreign taxes withheld where recovery of such tax is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of the interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
C.	Fund Expenses. Most expenses of the Trust can be directly attributed to a specific fund. Expenses which cannot be directly attributed to a fund are generally apportioned among each fund in the Trust on a net assets basis or other suitable method. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
D.	Financial Futures Contracts. The Fund may enter into open futures contracts in order to economically hedge against anticipated future changes in interest rates which otherwise might either adversely affect the value of securities held for the Fund or adversely affect the prices of securities that are intended to be purchased at a later date for the Fund. The contractual amount of the futures contracts represents the investment the Fund has in a particular contract and does not necessarily represent the amounts potentially subject to risk of loss. Trading in futures contracts involves, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The measurement of risk associated with futures contracts is meaningful only when all related and offsetting transactions are considered. Gains and losses are realized upon the expiration or closing of the futures contracts.

Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in economically hedged security values and/or interest rates, and potential losses in excess of the Fund’s initial investment.

Open future contracts held at April 30, 2020, are listed in the Portfolio of Investments.

For the six months ended April 30, 2020, the average monthly notional amount of open futures contracts was $97,326,820. The range of monthly notional amounts was $71,990,079 to $114,012,256.

FINANCIAL STATEMENTS  APRIL 30, 2020

BBH INCOME FUND

NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2020 (unaudited)

Fair Values of Derivative Instruments as of April 30, 2020

Derivatives not accounted for as economically hedging instruments under authoritative guidance for derivatives instruments and hedging activities:

	Asset Derivatives			Liability Derivatives
Risk	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest Rate Risk	Net unrealized appreciation/ (depreciation) on futures contracts	$4,633,350	*	Net unrealized appreciation/ (depreciation) on futures contracts	$(21,859	)*
Total		$4,633,350			$(21,859)

*	Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Assets and Liabilities and Notes to Financial Statements. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.

Effect of Derivative Instruments on the Statement of Operations

Interest Rate Risk
Net Realized Gain on Derivatives
Futures Contracts	$3,865,424
Net Change in Unrealized Appreciation/(Depreciation) on Derivatives
Futures Contracts	$6,062,701

E.	Rule 144A Securities. The Fund may purchase securities that are not registered under the Securities Act of 1933, as amended (“1933 Act”) but that can be sold to “qualified institutional buyers” in accordance with the requirements stated in Rule 144A under the 1933 Act (“Rule 144A Securities”). A Rule 144A Security may be considered illiquid, under SEC Regulations for open-end investment companies, and therefore subject to the 15% limitation on the purchase of illiquid securities, unless it is determined on an ongoing basis that an adequate trading market exists for the security, which is the case for the Fund. Guidelines have been adopted and the daily function of determining and monitoring liquidity of Rule 144A Securities has been delegated to the investment adviser. All relevant factors will be considered in determining the liquidity of Rule 144A Securities and all investments in Rule 144A Securities will be carefully monitored. Information regarding Rule 144A Securities is included at the end of the Portfolio of Investments.

BBH INCOME FUND

NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2020 (unaudited)

F.	Loan Participations and Assignments. The Fund may invest in loan participations and assignments, which include institutionally traded floating and fixed-rate debt securities generally acquired as an assignment from another holder of, or participation interest in, loans originated by a bank or financial institution (the “Lender”) that acts as agent for all holders. Some loan participations and assignments may be purchased on a “when-issued” basis. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan assignment, the Fund acquires the loan in whole or in part and becomes a lender under the loan agreement. The Fund generally has the right to enforce compliance with the terms of the loan agreement with the borrower.

Assignments and participations involve credit, interest rate, and liquidity risk. Interest rates on floating rate securities adjust with interest rate changes and/or issuer credit quality, and unexpected changes in such rates could result in losses to the Fund. The interest rates paid on a floating rate security in which the Fund invests generally are readjusted periodically to an increment over a designated benchmark rate, such as the one-month, three-month, six-month, or one-year London Interbank Offered Rate (“LIBOR”). LIBOR is a short-term interest rate that banks charge one another and is generally representative of the most competitive and current cash rates.

The Fund may have difficulty trading assignments and participations to third parties. There may be restrictions on transfer and only limited opportunities may exist to sell such securities in secondary markets. As a result, the Fund may be unable to sell assignments or participations at the desired time or may be able to sell only at a price less than fair market value. The Fund utilizes an independent third party to value individual loan participations and assignments on a daily basis.

G.	Federal Income Taxes. It is the Trust’s policy to comply with the requirements of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required. The Fund files a tax return annually using tax accounting methods required under provisions of the Code, which may differ from GAAP, which is the basis on which these financial statements are prepared. Accordingly, the amount of net investment income and net realized gain reported in these financial statements may differ from that reported on the Fund’s tax return, due to certain book-to-tax timing differences such as losses deferred due to “wash sale” transactions and utilization of capital loss carryforwards. These differences may result in temporary over-distributions for financial statement purposes and are classified as distributions in excess of accumulated net realized gains or net investment income. These distributions do not constitute a return of capital. Permanent differences are reclassified between paid-in capital and retained earnings/(accumulated deficit) within the Statement of Assets and Liabilities based upon their tax classification. As such, the character of distributions to shareholders reported in the Financial Highlights table may differ from that reported to shareholders on Form 1099-DIV.

FINANCIAL STATEMENTS  APRIL 30, 2020

BBH INCOME FUND

NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2020 (unaudited)

The Fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (“ASC 740”). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The Fund did not have any unrecognized tax benefits as of October 31, 2019, nor were there any increases or decreases in unrecognized tax benefits for the period then ended. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Statement of Operations. During the six months ended April 30, 2020, the Fund did not incur any such interest or penalties. The Fund is subject to examination by U.S. federal and state tax authorities for returns filed for all open tax periods since June 27, 2018 (commencement of operations). The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

H.	Dividends and Distributions to Shareholders. Dividends and distributions from net investment income to shareholders are declared daily and paid monthly to shareholders. Distributions from net capital gains, if any, are generally declared and paid annually and are recorded on the ex-dividend date. The Fund declared dividends in the amount of $18,663,474 to Class I shareholders during the six months ended April 30, 2020. In addition, the Fund designated a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

The tax character of distributions paid during the year ended October 31, 2019 and period ended October 31, 2018 was as follows:

Distributions paid from:
	Ordinary income	Net long-term capital gain	Total taxable distributions	Tax return of capital	Total distributions paid
2019:	$10,503,452	$—	$10,503,452	$—	$10,503,452
2018:	848,193	—	848,193	—	848,193

As of October 31, 2019 and 2018, respectively, the components of retained earnings/(accumulated deficit) on a tax basis were as follows:

Components of retained earnings/(accumulated deficit):
	Undistributed ordinary income	Undistributed long-term capital gain	Accumulated capital and other losses	Other book/tax temporary differences	Unrealized appreciation/ (depreciation)	Total retained earnings/ (accumulated deficit)
2019:	$8,805,637	$3,483,486	$—	$1,374,109	$7,001,817	$20,665,049
2018:	3,766	—	(147,418)	(465,665)	(1,771,321)	(2,380,638)

BBH INCOME FUND

NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2020 (unaudited)

The Fund did not have a net capital loss carryforwards as of October 31, 2019.

The Fund is permitted to carryforward capital losses for an unlimited period and they will retain their character as either short-term or long-term capital losses rather than being considered all short-term capital losses.

Total distributions paid may differ from amounts reported in the Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid.

The differences between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales and paydowns on fixed income securities.

To the extent future capital gains are offset by capital loss carryforwards, if any, such gains will not be distributed.

I.	Use of Estimates. The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the reporting period. Actual results could differ from these estimates.
3.	Fees and Other Transactions with Affiliates.
A.	Investment Advisory and Administrative Fees. Effective June 27, 2018 (commencement of operations), under a combined Investment Advisory and Administrative Services Agreement (“Agreement”) with the Trust, Brown Brothers Harriman & Co. (“BBH”) through a separately identifiable department (“SID” or “Investment Adviser”) provides investment advisory, portfolio management and administrative services to the Fund. The Fund pays a combined fee for investment advisory and administrative services calculated daily and paid monthly at an annual rate equivalent to 0.40% per annum. For the six months ended April 30, 2020, the Fund incurred $855,595 for services under the Agreement.
B.	Investment Advisory and Administrative Fee Waivers. Effective June 27, 2018 (commencement of operations), the Investment Adviser has contractually agreed to waive fees and/or reimburse expenses in order to limit the total annual fund operating expenses (excluding interests, taxes, brokerage commissions, other expenditures that are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course

FINANCIAL STATEMENTS  APRIL 30, 2020

BBH INCOME FUND

NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2020 (unaudited)

of the Fund’s business) for Class I shares to 0.50%. The agreement will terminate on March 1, 2021, unless it is renewed by all parties to the agreement. The agreement may only be terminated during its term with approval of the Fund’s Board of Trustees. For the six months ended April 30, 2020, the Investment Adviser waived fees in the amount of $0 for Class I.
C.	Custody and Fund Accounting Fees. BBH acts as a custodian and fund accountant and receives custody and fund accounting fees from the Fund calculated daily and incurred monthly. BBH holds all of the Fund’s cash and investments and calculates the Fund’s daily net asset value. The custody fee is an asset and transaction-based fee. The fund accounting fee is an asset-based fee calculated at 0.004% of the Fund’s net asset value. For the six months ended April 30, 2020, the Fund incurred $54,333 in custody and fund accounting fees. The Fund receives interest income on cash balances held by the custodian at the BBH Base Rate. The BBH Base Rate is defined as BBH’s effective trading rate in local money markets on each day. The total interest earned by the Fund for the six months ended April 30, 2020 was $1,913. This amount is included in “Interest income” in the Statement of Operations. In the event that the Fund is overdrawn, under the custody agreement with BBH, BBH will make overnight loans to the Fund to cover overdrafts. Pursuant to their agreement, the Fund will pay the Federal Funds overnight investment rate on the day of the overdraft. The total interest incurred by the Fund for the six months ended April 30, 2020, was $396. This amount is included under line item “Custody and fund accounting fees” in the Statement of Operations.
D.	Board of Trustees’ Fees. Each Trustee who is not an “interested person” as defined under the 1940 Act receives an annual fee as well as reimbursement for reasonable out-of-pocket expenses from the Fund. For the six months ended April 30, 2020, the Fund incurred $31,064 in independent Trustee compensation and expense reimbursements.
E.	Officers of the Trust. Officers of the Trust are also employees of BBH. Officers are paid no fees by the Trust for their services to the Trust.
4.	Investment Transactions. For the six months ended April 30, 2020, the cost of purchases and the proceeds of sales of investment securities, other than short-term investments, were $348,406,559 and $305,916,600, respectively.

BBH INCOME FUND

NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2020 (unaudited)

5.	Shares of Beneficial Interest. The Trust is permitted to issue an unlimited number of Class I shares of beneficial interest, at no par value. Transactions in Class I shares were as follows:

	For the six months ended April 30, 2020 (unaudited)		For the year ended October 31, 2019
	Shares	Dollars	Shares	Dollars
Class I
Shares sold	6,630,258	$68,895,780	24,062,581	$243,690,338
Shares issued in connection with reinvestments of dividends	137,927	1,417,907	81,846	844,086
Proceeds from short-term redemption fees	N/A	3,156	N/A	60
Shares redeemed	(2,274,224)	(22,972,324)	(794,212)	(8,239,111)
Net increase	4,493,961	$47,344,519	23,350,215	$236,295,373

6.	Principal Risk Factors and Indemnifications.
A.	Principal Risk Factors. Investing in the Fund may involve certain risks, as discussed in the Fund’s prospectus, including but not limited to, those described below:

A shareholder may lose money by investing in the Fund (investment risk). The Fund is actively managed and the decisions by the Investment Adviser may cause the Fund to incur losses or miss profit opportunities (management risk). In the normal course of business, the Fund invests in securities and enters into transactions where risks exist due to failure of a counterparty to a transaction to perform (credit risk), changes in interest rates (interest rate risk), higher volatility for securities with longer maturities (maturity risk), financial performance or leverage of the issuer (issuer risk), difficulty in being able to purchase or sell a security (liquidity risk), or certain risks associated with investing in foreign securities not present in domestic investments, including, but not limited to, recovery of tax withheld by foreign jurisdictions (foreign investment risk). Investments in other investment companies are subject to market and selection risk, as well as the specific risks associated with the investment companies’ portfolio securities (investment in other investment companies risk), and risks from investing in securities of issuers based in developing countries (emerging markets risk). The Fund’s use of derivatives creates risks that are different from, or possibly greater than, the risks associated with investing directly in securities as the Fund could lose more than the principal amount invested (derivatives risk). Political, legislative and economic events may affect a municipal security’s value, interest payments, repayments of principal and the Fund’s ability to sell it (municipal issuer risk). Due to uncertainty regarding the ability of the issuer to pay principal and interest, securities that are rated below investment grade (i.e., Ba1/BB+ or lower) (junk bond risk), and their unrated equivalents, may be subject to greater

FINANCIAL STATEMENTS  APRIL 30, 2020

BBH INCOME FUND

NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2020 (unaudited)

risks than securities which have higher credit ratings, including a high risk of default. If the issuer of the securities in which the Fund invests redeems them before maturity the Fund may have to reinvest the proceeds in securities that pay a lower interest rate (call risk). The Fund invests in asset-backed (asset-backed securities risk) and mortgage-backed securities (mortgage-backed securities risk) which are subject to the risk that borrowers may default on the obligations that underlie these securities. In addition, these securities may be paid off sooner (prepayment risk) or later than expected which may increase the volatility of securities during periods of fluctuating interest rates. The Fund may invest in bonds issued by foreign governments which may be unable or unwilling to make interest payments and/or repay the principal owed (sovereign debt risk). The Fund’s use of borrowing, in reverse repurchase agreements and investment in some derivatives, involves leverage. Leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s securities and may cause the Fund to be more volatile (leverage risk). Loan participations, delayed funding loans and revolving credit facilities may have the effect of requiring the Fund to increase its investments in a company at a time when it might not otherwise decide to do so (loan risk). The value of securities held by the Fund may decline in response to certain events, including: those directly involving the companies or issuers whose securities are held by the Fund; conditions affecting the general economy; overall market changes; local, regional or political, social or economic instability; and currency and interest rate and price fluctuations. Natural disasters, the spread of infectious illness and other public health emergencies, recession, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse effects on world economies and markets generally (market risk). A significant investment of Fund assets within one or more sectors, industries, securities and/or durations may increase the Fund’s sensitivity to adverse economic, business, political, or other, risks associated with such sector, industry, security or duration (sector risk). The Fund’s shareholders may be adversely impacted by asset allocation decisions made by an investment adviser whose discretionary clients make up a large percentage of the Fund’s shareholders (shareholder concentration risk). Even though the Fund’s investments in repurchase agreements are collateralized at all times, there is some risk to the Fund if the other party to the agreement should default on its obligations (repurchase agreement risk). While the U.S. Government has historically provided financial support to U.S. government-sponsored agencies or instrumentalities during times of financial stress, such as the various actions taken to stabilize the Federal National Mortgage Association and Federal Home Loan Mortgage Corporation during the credit crisis of 2008, no assurance can be given that it will do so in the future. Such securities are neither issued nor guaranteed by the U.S. Treasury (U.S. Government Agency Securities Risk). LIBOR is scheduled to be phased out by the end of 2021. The unavailability and/or discontinuation of LIBOR may affect the value, liquidity or return on certain fund investments that mature later than 2021 and may result in costs incurred in connection with closing out positions and entering into new positions. Any pricing adjustments to the fund’s investments resulting from a substitute reference rate may also adversely affect the fund’s

BBH INCOME FUND

NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2020 (unaudited)

performance and/or net asset value. The extent of the Fund’s exposure to these risks in respect to these financial assets is included in their value as recorded in the Fund’s Statement of Assets and Liabilities.

Please refer to the Fund’s prospectus for a complete description of the principal risks of investing in the Fund.

B.	Indemnifications. Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.
7.	Recent Pronouncements.
A.	ASU 2017-08. In March 2017, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities (the “ASU 2017-08”) which amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The ASU 2017-08 does not require any accounting change for debt securities held at a discount; the discount continues to be amortized to maturity. The ASU 2017-08 is effective for years, and interim periods within those years, beginning after December 15, 2018. The application of ASU 2017-08 did not have a significant impact on the Fund’s financial statements.
8.	Significant Events. In the beginning of 2020, there was an outbreak of the novel corona virus (COVID 19) which has impacted the financial markets and the global economy as a whole. The outbreak of COVID 19 is still ongoing and the magnitude and impact on the financial markets is highly uncertain and cannot be predicted. The effect of this impact may adversely impact the future carrying value of investments and results of operations of the Fund.
There are no other significant events to report as they relate to the Fund.
9.	Subsequent Events. Management has evaluated events and transactions that have occurred since April 30, 2020 through the date the financial statements were issued and determined that there were none that would require recognition or additional disclosure in the financial statements.

FINANCIAL STATEMENTS  APRIL 30, 2020

BBH INCOME FUND

DISCLOSURE OF FUND EXPENSES
April 30, 2020 (unaudited)

EXAMPLE

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested distributions, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (November 1, 2019, to April 30, 2020).

ACTUAL EXPENSES

The first line of the table provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% Hypothetical Example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

BBH INCOME FUND

DISCLOSURE OF FUND EXPENSES (continued)
April 30, 2020 (unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2019	Ending Account Value April 30, 2020	Expenses Paid During Period November 1, 2019 to April 30, 2020[1]
Class I
Actual	$1,000	$1,016	$2.46
Hypothetical[2]	$1,000	$1,022	$2.46

[1]	Expenses are equal to the Fund’s annualized expense ratio of 0.49% for Class I shares, multiplied by the average account value over the period and multiplied by 182/366 (to reflect the one-half year period).
[2]	Assumes a return of 5% before expenses. For the purposes of the calculation, the applicable annualized expenses ratio for each class of shares is subtracted from the assumed return before expenses.

FINANCIAL STATEMENTS  APRIL 30, 2020

BBH INCOME FUND

DISCLOSURE OF ADVISOR SELECTION
April 30, 2020 (unaudited)

Investment Advisory and Administrative Services Agreement Approval

The 1940 Act requires that a fund’s investment advisory agreements must be approved both by a fund’s board of trustees and by a majority of the trustees who are not parties to the investment advisory agreements or “interested persons” of any party (“Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board, a majority of which is comprised of Independent Trustees, held a telephonic meeting on November 20, 2019 and an in-person meeting on December 10, 2019, to consider whether to renew the combined Amended and Restated Investment Advisory and Administrative Services Agreement (the “Agreement”) between the Trust and the Investment Adviser with respect to the existing funds in the Trust, including the Fund. At the December 10, 2019 meeting, the Board voted to approve the renewal of the Agreement with respect to the Fund for an additional one-year term. In doing so, the Board determined that the terms of the Agreement were fair and reasonable and in the best interest of the Fund and its shareholders, and that it had received sufficient information to make an informed business decision with respect to the continuation of the Agreement.

Both in the meetings specifically held to address the continuance of the Agreement and at other meetings over the course of the year, the Board requested, received and assessed a variety of materials provided by the Investment Adviser and BBH, including, among other things, information about the nature, extent and quality of the services provided to the Fund by the Investment Adviser and BBH, including investment management, administrative and shareholder services, the oversight of Fund service providers, marketing, risk oversight, compliance, and the ability to meet applicable legal and regulatory requirements. The Board also received third-party comparative performance and fee and expense information for the Fund prepared by Broadridge Financial Solutions, Inc. (“Broadridge”) using data from Lipper Inc., an independent provider of investment company data (“Lipper Report”). The Board reviewed this report with Broadridge, counsel to the Trust (“Fund Counsel”) and BBH. The Board received from, and discussed with, Fund Counsel a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements under the 1940 Act, as well as the guidance provided in Gartenburg v. Merrill Lynch Asset Management, Inc., which was affirmed in Jones v. Harris Associates, L.P. In addition, the Board met in executive session outside the presence of Fund management.

In approving the continuation of the Agreement, the Board considered: (a) the nature, extent and quality of services provided by the Investment Adviser; (b) the investment performance of the Fund; (c) the advisory fee and the cost of the services and profits to be realized by the Investment Adviser from its relationship with the Fund; (d) the Fund’s costs to investors compared to the costs of comparative funds; (e) the sharing of potential economies of scale; (f) fall-out benefits to the Investment Adviser as a result of its relationship with the Fund; and (g) other factors deemed relevant by the Board. The following is a summary of certain factors the Board considered in making its determination to approve the continuance

BBH INCOME FUND

DISCLOSURE OF ADVISOR SELECTION (continued)
April 30, 2020 (unaudited)

of the Agreement. No single factor reviewed by the Board was identified as the principal factor in determining whether to approve the Agreement, and individual Trustees may have given different weight to various factors. The Board reviewed these factors with Fund Counsel. The Board concluded that the fees paid by the Fund to the Investment Adviser were reasonable based on the expense information, the cost of the services provided, and the profits realized by the Investment Adviser.

Nature, Extent and Quality of Services

The Board noted that, under the Agreement and with respect to the Fund, the Investment Adviser, subject to the supervision of the Board, is responsible for providing a continuous investment program and making purchases and sales of portfolio securities consistent with the Fund’s investment objective and policies. The Board further noted that, as a combined investment advisory and administration agreement, the Agreement also contemplates the provision of administrative services by the Investment Adviser to the Fund within the same fee structure. The Board received and considered information during the December meeting, and over the course of the previous year, regarding the nature, extent and quality of services provided to the Trust and the Fund by the Investment Adviser including: portfolio management, the supervision of operations and compliance, preparation of regulatory filings, disclosures to Fund shareholders, general oversight of service providers, organizing Board meetings and preparing the materials for such Board meetings, assistance to the Board (including the Independent Trustees in their capacity as Trustees), legal and Chief Compliance Officer services for the Trust, and other services necessary for the operation of the Fund. The Board considered the resources of the Investment Adviser and BBH, as a whole, dedicated to the Fund noting that, pursuant to separate agreements, BBH also provides custody, shareholder servicing, and fund accounting services to the Fund. The Board considered the depth and range of services provided pursuant to the Agreement, noting that the Investment Adviser also coordinates the provision of services to the Fund by affiliated and nonaffiliated service providers.

The Board considered the scope and quality of services provided by the Investment Adviser under the Agreement. The Board reviewed the qualifications of the key investment personnel primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered the policies and practices followed by BBH and the Investment Adviser. The Board noted that during the course of its regular meetings, it received reports on each of the foregoing topics. The Board concluded that, overall, it was satisfied with the nature, extent and quality of the investment advisory and administrative services provided, and expected to be provided, to the Fund pursuant to the Agreement.

Fund Performance

At the November 20, 2019 and December 10, 2019 meetings, and throughout the year, the Board received and considered performance information for the Fund provided by BBH. The Board also considered the Fund’s performance relative to a peer category of other mutual funds in a report compiled by Broadridge. As part of this review, the Trustees considered the composition of the peer category, selection criteria and

FINANCIAL STATEMENTS  APRIL 30, 2020

BBH INCOME FUND

DISCLOSURE OF ADVISOR SELECTION (continued)
April 30, 2020 (unaudited)

reputation of Broadridge who prepared the peer category analysis. The Board reviewed and discussed with both BBH and Broadridge the report’s findings and discussed the positioning of the Fund relative to its selected peer category. The Board considered investment performance for the Fund over the 1-year period ended September 30, 2019 as compared to a its peer category, noting the Fund’s outperformance during the period. In evaluating the performance of the Fund, the Board considered the risk expectations for the Fund as well as the relevant market conditions for the Fund’s investments and investment strategy. Based on this information, and in light of the Fund’s investment style, the Board concluded that it was satisfied with the Fund’s investment results.

Costs of Services Provided and Profitability

The Board considered the fee rates paid by the Fund to the Investment Adviser in light of the nature, extent and quality of the services provided to the Fund. The Board also considered and reviewed the fee waiver arrangement that was in place for the Fund and considered the actual fee rates after taking into account the fee waiver. The Board noted that they had previously received and considered information comparing the Fund’s combined investment advisory and administration fee and the Fund’s net operating expenses with those of other comparable mutual funds, such peer category and comparisons having been selected and calculated by Broadridge. The Board recognized that it is difficult to make comparisons of the fee rate, or of combined advisory and administration fees, because there are variations in the services that are included in the fees paid by other funds. The Board concluded that the advisory and administration fee appeared to be both reasonable in light of the services rendered and the result of arm’s length negotiations.

With regard to profitability, the Trustees considered the compensation and benefits flowing to the Investment Adviser and BBH, directly or indirectly. The Board reviewed the Investment Adviser and BBH’s profitability data for the Fund for the nine-months ended September 30, 2019 and for the prior year. The data also included the effect of revenue generated by the shareholder servicing, custody and fund accounting fees paid by the Fund to BBH. The Board conducted a detailed review of the allocation methods used in preparing the profitability data. The Board focused on profitability of the Investment Adviser and BBH’s relationships with the Fund before taxes and distribution expenses. The Board concluded that the Investment Adviser’s and BBH’s profitability was not excessive in light of the nature, extent and quality of services provided to the Fund.

The Board also considered the effect of fall-out benefits to the Investment Adviser and BBH such as the increased visibility of BBH’s investment management business due to the distribution of the Trust’s funds. The Board considered other benefits received by BBH and the Investment Adviser as a result of their relationships with the Fund. These other benefits include fees received for being the Fund’s administrator, custodian, fund accounting and shareholder servicing agent. In light of the costs of providing services pursuant to the Agreement as well as the Investment Adviser and BBH’s commitment to the Fund, the ancillary benefits that the Investment Adviser and BBH received were considered reasonable.

BBH INCOME FUND

DISCLOSURE OF ADVISOR SELECTION (continued)
April 30, 2020 (unaudited)

Economies of Scale

The Board also considered the existence of any economies of scale and whether those economies are passed along to the Fund’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by the Investment Adviser and BBH. The Board noted that the fee schedule for the Fund does not contain breakpoints. The Board considered the fee schedule for the Fund. The Board concluded that the fees paid by the Fund to the Investment Adviser were reasonable based on the comparative performance, expense information, the cost of the services provided and the profits to be realized by the Investment Adviser.

FINANCIAL STATEMENTS  APRIL 30, 2020

BBH INCOME FUND

CONFLICTS OF INTEREST
April 30, 2020 (unaudited)

Conflicts of Interest

BBH, including the Investment Adviser, provides discretionary and non-discretionary investment management services and products to corporations, institutions and individual investors throughout the world. As a result, in the ordinary course of its businesses, BBH, including the Investment Adviser, may engage in activities in which its interests or the interests of its clients may conflict with or be adverse to the interests of the Funds. In addition, certain of such clients (including the Funds) utilize the services of BBH for which they will pay to BBH customary fees and expenses that will not be shared with the Funds.

The Investment Adviser and the Sub-Adviser have adopted and implemented policies and procedures that seek to manage conflicts of interest. Pursuant to such policies and procedures, the Investment Adviser and the Sub-Adviser monitor a variety of areas, including compliance with fund investment guidelines, the investment in only those securities that have been approved for purchase, and compliance with their respective Code of Ethics.

The Trust also manages these conflicts of interest. For example, the Trust has designated a chief compliance officer and has adopted and implemented policies and procedures designed to manage the conflicts identified below and other conflicts that may arise in the course of the Funds’ operations in such a way as to safeguard the Funds from being negatively affected as a result of any such potential conflicts. From time to time, the Trustees receive reports from the Investment Adviser, the Sub-Adviser and the Trust’s chief compliance officer on areas of potential conflict.

Investors should carefully review the following, which describes potential and actual conflicts of interest that BBH, the Investment Adviser and Sub-Adviser can face in the operation of their respective investment management services. This section is not, and is not intended to be, a complete enumeration or explanation of all of the potential conflicts of interest that may arise. The Investment Adviser, the Sub-Adviser and the Funds have adopted policies and procedures reasonably designed to appropriately prevent, limit or mitigate the conflicts of interest described below. Additional information about potential conflicts of interest regarding the Investment Adviser is set forth in the Investment Adviser’s Form ADV. A copy of Part 1 and Part 2A of the Investment Adviser’s Form ADV is available on the SEC’s website (www.adviserinfo.sec.gov). In addition, many of the activities that create these conflicts of interest are limited and/or prohibited by law, unless an exception is available.

Other Clients and Allocation of Investment Opportunities. BBH, the Investment Adviser, and the Sub-Adviser manage funds and accounts of clients other than the Funds (“Other Clients”). In general, BBH, the Investment Adviser, and the Sub-Adviser face conflicts of interest when they render investment advisory services to different clients and, from time to time, provide dissimilar investment advice to different clients. Investment decisions will not necessarily be made in parallel among the Funds and Other Clients. Investments made by the Funds do not, and are not intended to, replicate the investments, or the

BBH INCOME FUND

CONFLICTS OF INTEREST (continued)
April 30, 2020 (unaudited)

investment methods and strategies, of Other Clients. Accordingly, such Other Clients’ accounts may produce results that are materially different from those experienced by the Funds. Certain other conflicts of interest may arise in connection with a portfolio manager’s management of the Funds’ investments, on the one hand, and the investments of other funds or accounts for which the portfolio manager is responsible, on the other. For example, it is possible that the various funds or accounts managed by the Investment Adviser or Sub-Adviser could have different investment strategies that, at times, might conflict with one another to the possible detriment of the Funds. From time to time, the Investment Adviser and Sub-Adviser, sponsor and with other investment pools and accounts which engage in the same or similar businesses as the Funds using the same or similar investment strategies. To the extent that the same investment opportunities might be desirable for more than one account or fund, possible conflicts could arise in determining how to allocate them because the Investment Adviser or Sub-Adviser may have an incentive to allocate investment opportunities to certain accounts or funds. However, BBH and the Sub-Adviser have implemented policies and procedures designed to ensure that information relevant to investment decisions is disseminated promptly within its portfolio management teams and investment opportunities are allocated equitably among different clients. The policies and procedures require, among other things, objective allocation for limited investment opportunities, and documentation and review of justifications for any decisions to make investments only for select accounts or in a manner disproportionate to the size of the account. Nevertheless, access to investment opportunities may be allocated differently among accounts due to the particular characteristics of an account, such as size of the account, cash position, tax status, risk tolerance and investment restrictions or for other reasons.

Actual or potential conflicts of interest may also arise when a portfolio manager has management responsibilities to multiple accounts or funds, resulting in unequal commitment of time and attention to the portfolio management of the funds or accounts.

Affiliated Service Providers. Other potential conflicts might include conflicts between the Funds and its affiliated and unaffiliated service providers (e.g. conflicting duties of loyalty). In addition to providing investment management services through the SID, BBH provides administrative, custody, shareholder servicing and fund accounting services to the Funds. BBH may have conflicting duties of loyalty while servicing the Funds and/or opportunities to further its own interest to the detriment of the Funds. For example, in negotiating fee arrangements with affiliated service providers, BBH may have an incentive to agree to higher fees than it would in the case of unaffiliated providers. BBH acting in its capacity as the Funds’ administrator is the primary valuation agent of the Funds. BBH values securities and assets in the Funds according to the Funds’ valuation policies. Because the Investment Adviser’s advisory and administrative fees are calculated by reference to the Funds’ net assets, BBH and its affiliates may have an incentive to seek to overvalue certain assets.

FINANCIAL STATEMENTS  APRIL 30, 2020

BBH INCOME FUND

CONFLICTS OF INTEREST (continued)
April 30, 2020 (unaudited)

Aggregation. Potential conflicts of interest also arise with the aggregation of trade orders. Purchases and sales of securities for the Funds may be aggregated with orders for other client accounts managed by the Sub-Adviser. The Sub-Adviser, however, is not required to aggregate orders if portfolio management decisions for different accounts are made separately, or if it is determined that aggregating is not practicable, or in cases involving client direction. Prevailing trading activity frequently may make impossible the receipt of the same price or execution on the entire volume of securities purchased or sold. When this occurs, the various prices may be averaged, and the Funds will be charged or credited with the average price. Thus, the effect of the aggregation may operate on some occasions to the disadvantage of the Funds. In addition, under certain circumstances, the Funds will not be charged the same commission or commission equivalent rates in connection with an aggregated order.

Cross Trades. Under certain circumstances, the Investment Adviser and/or the Sub-Adviser, on behalf of the Funds, may seek to buy from or sell securities to another fund or account advised by BBH, the Investment Adviser or the Sub-Adviser. Subject to applicable law and regulation, BBH, the Investment Adviser or the Sub-Adviser may (but is not required to) effect purchases and sales between BBH, the Investment Adviser or the Sub-Adviser’s clients (“cross trades”), including the Funds, if BBH, the Investment Adviser or the Sub-Adviser believe such transactions are appropriate based on each party’s investment objectives and guidelines. There may be potential conflicts of interest or regulatory issues relating to these transactions which could limit the Investment Adviser or the Sub-Adviser’s decision to engage in these transactions for the Funds. BBH, the Investment Adviser and/or the Sub-Adviser may have a potentially conflicting division of loyalties and responsibilities to the parties in such transactions.

Soft Dollars. The Investment Adviser may direct brokerage transactions and/or payment of a portion of client commissions (“soft dollars”) to specific brokers or dealers or other providers to pay for research or other appropriate services which provide, in the Investment Adviser’s view, appropriate assistance in the investment decision-making process (including with respect to futures, fixed price offerings and over-the-counter transactions). The use of a broker that provides research and securities transaction services may result in a higher commission than that offered by a broker who does not provide such services. The Investment Adviser will determine in good faith whether the amount of commission is reasonable in relation to the value of research and services provided and whether the services provide lawful and appropriate assistance in its investment decision-making responsibilities.

Research or other services obtained in this manner may be used in servicing any or all of the Funds and other accounts managed by the Investment Adviser, including in connection with accounts that do not pay commissions to the broker related to the research or other service arrangements. Such products and services may disproportionately benefit other client accounts relative to the Funds based on the amount of brokerage commissions paid by the Funds and such other accounts. To the extent that the Sub-Adviser uses soft dollars, it will not have to pay for those products and services itself.

BBH INCOME FUND

CONFLICTS OF INTEREST (continued)
April 30, 2020 (unaudited)

BBH may receive research that is bundled with the trade execution, clearing, and/or settlement services provided by a particular broker-dealer. To the extent that the Sub-Adviser receives research on this basis, many of the same conflicts related to traditional soft dollars may exist. For example, the research effectively will be paid by client commissions that also will be used to pay for the execution, clearing, and settlement services provided by the broker-dealer and will not be paid by the Sub-Adviser.

Arrangements regarding compensation and delegation of responsibility may create conflicts relating to selection of brokers or dealers to execute Fund portfolio trades and/or specific uses of commissions from Fund portfolio trades, administration of investment advice and valuation of securities.

Investments in BBH Funds. From time to time BBH may invest a portion of the assets of its discretionary investment advisory clients in the Funds. That investment by BBH on behalf of its discretionary investment advisory clients in the Funds may be significant at times.

Increasing a Fund’s assets may enhance investment flexibility and diversification and may contribute to economies of scale that tend to reduce the Funds’ expense ratio. In selecting the Funds for its discretionary investment advisory clients, BBH may limit its selection to funds managed by BBH or the Investment Adviser. BBH may not consider or canvass the universe of unaffiliated investment companies available, even though there may be unaffiliated investment companies that may be more appropriate or that have superior performance. BBH, the Investment Adviser and their affiliates providing services to the Funds benefit from additional fees when the Funds is included as an investment by a discretionary investment advisory client.

BBH reserves the right to redeem at any time some or all of the shares of the Funds acquired for its discretionary investment advisory clients’ accounts. A large redemption of shares of the Funds by BBH on behalf of its discretionary investment advisory clients could significantly reduce the asset size of the Funds, which might have an adverse effect on the Funds’ investment flexibility, portfolio diversification and expense ratio.

Valuation. When market quotations are not readily available, or are believed by BBH to be unreliable, the Funds’ investments will be valued at fair value by BBH pursuant to procedures adopted by the Funds’ Board of Trustees. When determining an asset’s “fair value”, BBH seeks to determine the price that a Fund might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. The price generally may not be determined based on what the Funds might reasonably expect to receive for selling an asset at a later time or if it holds the asset to maturity. While fair value determinations will be based upon all available factors that BBH deems relevant at the time of the determination and may be based on analytical values determined by BBH using proprietary or third-party valuation models, fair value represents only a good faith approximation of the value of a security. The fair value of one or more

FINANCIAL STATEMENTS  APRIL 30, 2020

BBH INCOME FUND

CONFLICTS OF INTEREST (continued)
April 30, 2020 (unaudited)

securities may not, in retrospect, be the price at which those assets could have been sold during the period in which the particular fair values were used in determining the Funds’ net asset value. As a result, the Funds’ sale or redemption of its shares at net asset value, at a time when a holding or holdings are valued by BBH (pursuant to Board-adopted procedures) at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders.

Referral Arrangements. BBH may enter into advisory and/or referral arrangements with third parties. Such arrangements may include compensation paid by BBH to the third party. BBH may pay a solicitation fee for referrals and/or advisory or incentive fees. BBH may benefit from increased amounts of assets under management.

Personal Trading. BBH, including the Investment Adviser, and any of their respective partners, principals, directors, officers, employees, affiliates or agents, face conflicts of interest when transacting in securities for their own accounts because they could benefit by trading in the same securities as the Funds, which could have an adverse effect on the Funds. However, the Investment Adviser has implemented policies and procedures concerning personal trading by BBH Partners and employees. The policy and procedures are intended to prevent BBH Partners and employees from trading in the same securities as the Funds. However, BBH, including the Investment Adviser, has implemented policies and procedures concerning personal trading by BBH Partners and employees. The policies and procedures are intended to prevent BBH Partners and employees with access to Fund material non-public information from trading in the same securities as the Funds.

Gifts and Entertainment. From time to time, employees of BBH, including the Investment Adviser, and any of their respective partners, principals, directors, officers, employees, affiliates or agents, may receive gifts and/or entertainment from clients, intermediaries, or service providers to the Funds or BBH, including the Investment Adviser, which could have the appearance of affecting or may potentially affect the judgment of the employees, or the manner in which they conduct business. The Investment Adviser has implemented policies and procedures concerning gifts and entertainment to mitigate any impact on the judgment of BBH Partners and employees. BBH, including the Investment Adviser, has implemented policies and procedures concerning gifts and entertainment to mitigate any impact on the judgment of BBH Partners and employees.

BBH INCOME FUND

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM
April 30, 2020 (unaudited)

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”) to promote effective liquidity risk management throughout the open-end investment company industry in order to reduce the risk that funds will be unable to meet their redemption obligations and mitigate dilution of the interests of fund shareholders.

The Board of Trustees (the “Board”) of BBH Trust met on March 11, 2020 to review the liquidity risk management program (the “Program”) applicable to the funds of BBH Trust (the “Funds”) pursuant to the Liquidity Rule. The Board has appointed three members of the Brown Brothers Harriman & Co. Mutual Fund Advisory Department, the Investment Adviser to the Funds, as the Program Administrator for each Fund’s Program. The Program Administrator provided the Board with a report (the “Report”) that addressed the operations of the Program and assessed its adequacy and effectiveness of the Program. The Report covered the period from June 1, 2019 through January 31, 2020.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing a Fund’s liquidity risk, including the following points.

Liquidity classification. The Report described the Program’s liquidity classification methodology for categorizing the Funds’ investments into one of four liquidity buckets.

Highly Liquid Investment Minimum. The Report noted that one aspect of the Liquidity Rule is a requirement that funds that are expected to have less than 50% of assets classified as other than “highly liquid” should establish a minimum percentage of highly liquid assets that the fund is expected to hold on an on-going basis. The Program Administrator monitors the percentages of assets in each category on an ongoing basis and, given that no Fund has approached the 50% threshold, has made the determination that it is not necessary to assign a Highly Liquid Investment Minimum as provided for in the Liquidity Rule to any of the Funds.

The Fund’s investment strategy and liquidity of portfolio investments during normal and reasonably foreseeable stressed market conditions. During the Program reporting period, the Program Administrator reviewed whether each Fund’s investment strategy is appropriate for an open-end fund structure with a focus on Funds with more significant and consistent holdings of less liquid and illiquid assets and factored a Fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account.

Short-term and long-term cash flow projections during normal and reasonably foreseeable stressed market conditions. During the Program reporting period, the Program Administrator reviewed historical redemption activity and used this information as a component to establish each Fund’s reasonably anticipated trading size. The Program Administrator also took into consideration other factors such as

FINANCIAL STATEMENTS  APRIL 30, 2020

BBH INCOME FUND

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM (continued)
April 30, 2020 (unaudited)

shareholder ownership concentration, applicable distribution channels and the degree of certainty associated with a Fund’s short-term and long-term cash flow projections.

Holdings of cash and cash equivalents. The Program Administrator considered the degree to which each Fund held cash and cash equivalents as a component of each Fund’s ability to meet redemption requests.

There were no material changes to the Program during the reporting period. The report provided to the Board stated that the Program Administrator concluded that based on the operation of the Program during the reporting period, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

Administrator Brown Brothers Harriman & Co. 140 Broadway New York, NY 10005	Investment Adviser Brown Brothers Harriman Mutual Fund Advisory Department 140 Broadway
Distributor ALPS Distributors, Inc. 1290 Broadway, Suite 1100 Denver, Co 80203	New York, NY 10005
Shareholder Servicing Agent Brown Brothers Harriman & Co. 140 Broadway New York, NY 10005 1-800-575-1265

To obtain information or make shareholder inquiries:

By telephone:	Call 1-800-575-1265
By E-mail send your request to:	bbhfunds@bbh.com
On the internet:	www.bbhfunds.com

This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of the Fund.

For more complete information, visit www.bbhfunds.com for a prospectus. You should consider the Fund’s investment objectives, risks, charges and expenses carefully before you invest. Information about these and other important subjects is in the Fund’s prospectus, which you should read carefully before investing.

Holdings and allocations are subject to change. Fund holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities. Current and future holdings are subject to risk.

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available electronically on the SEC’s website (sec.gov). For a complete list of a fund’s portfolio holdings, view the most recent holdings listing, semi-annual report, or annual report on the Fund’s web site at http://www.bbhfunds.com.

A summary of the Fund’s Proxy Voting Policy that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio, as well as a record of how the Fund voted any such proxies during the most recent 12-month period ended June 30, is available, without charge, upon request by calling the toll-free number listed above. This information is also available on the SEC’s website at www.sec.gov.

NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

Brown Brothers Harriman

Semi-Annual Report

APRIL 30, 2020

BBH U.S. Government Money Market Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Funds' shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other Fund communications electronically from the Fund by calling 1-800-575-1265 or from your financial intermediary.

You may elect to receive all future reports in paper free of charge. You can inform the Fund by calling 1-800-575-1265 or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper may apply to all funds in the fund complex or held with your financial intermediary.

BBH U.S. GOVERNMENT MONEY MARKET FUND

PORTFOLIO ALLOCATION

April 30, 2020 (unaudited)

BREAKDOWN BY SECURITY TYPE
	U.S. $ Value	Percent of Net Assets
U.S. Government Agency Obligations	$241,956,109	8.9%
U.S. Treasury Bills	2,273,826,102	83.9
Repurchase Agreements	175,000,000	6.5
Cash and Other Assets in Excess of Liabilities	17,926,382	0.7
NET ASSETS	$2,708,708,593	100.0%

All data as of April 30, 2020. The BBH U.S. Government Money Market Fund’s (the “Fund”) breakdown by security type is expressed as a percentage of net assets and may vary over time.

The accompanying notes are an integral part of these financial statements.

2

BBH U.S. GOVERNMENT MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS

April 30, 2020 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	U.S. GOVERNMENT AGENCY OBLIGATIONS (8.9%)
$ 140,000,000	Fannie Mae Discount Notes[1]	10/16/20	0.200%	$139,869,333
50,000,000	Federal Home Loan Bank Discount Notes[1]	06/04/20	0.150	49,992,917
20,000,000	Federal Home Loan Bank Discount Notes[1]	06/22/20	0.080	19,997,689
15,000,000	Federal Home Loan Bank Discount Notes[1]	07/09/20	0.120	14,996,550
17,100,000	Federal Home Loan Bank Discount Notes[1]	07/20/20	0.010	17,099,620
	Total U.S. Government Agency Obligations (Cost $241,956,109)			241,956,109

	U.S. TREASURY BILLS (83.9%)
115,000,000	U.S. Treasury Bill[1]	07/14/20	0.252	114,940,430
100,000,000	U.S. Treasury Bill[1]	05/05/20	0.151	99,998,328
145,000,000	U.S. Treasury Bill[1,2]	05/07/20	1.537	144,962,996
150,000,000	U.S. Treasury Bill[1,2]	05/12/20	0.134	149,993,873
125,000,000	U.S. Treasury Bill[1,2]	05/14/20	1.546	124,930,486
155,000,000	U.S. Treasury Bill[1,2]	05/21/20	1.370	154,882,461
25,000,000	U.S. Treasury Bill[1]	05/26/20	0.080	24,998,611
215,000,000	U.S. Treasury Bill[1,2]	05/28/20	0.125	214,979,881
225,000,000	U.S. Treasury Bill[1,2]	06/02/20	0.150	224,970,027
175,000,000	U.S. Treasury Bill[1,2]	06/11/20	0.173	174,965,577
175,000,000	U.S. Treasury Bill[1,2]	06/16/20	0.075	174,983,223
100,000,000	U.S. Treasury Bill[1]	06/18/20	0.165	99,978,000
150,000,000	U.S. Treasury Bill[1]	07/02/20	0.068	149,982,433
145,000,000	U.S. Treasury Bill[1,2]	07/09/20	1.526	144,579,105
225,000,000	U.S. Treasury Bill[1,2]	07/23/20	0.576	224,703,102
50,000,000	U.S. Treasury Bill[1]	08/06/20	0.167	49,977,569
	Total U.S. Treasury Bills (Cost $2,273,826,102)			2,273,826,102

The accompanying notes are an integral part of these financial statements.

3

FINANCIAL STATEMENTS  APRIL 30, 2020

BBH U.S. GOVERNMENT MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2020 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	REPURCHASE AGREEMENTS (6.5%)
$ 55,000,000	BNP Paribas (Agreement dated 04/30/20 collateralized by FHLMC 3.000%-4.500%, due 12/01/36-04/01/50, original par $21,085,862, value $13,789,277, FNMA 3.500%, due 01/01/34, original par $224,634, value $79,838, GNMA 2.500%-5.000%, due 03/20/41-04/20/50, original par $83,532,470, value $31,420,100, U.S. Treasury Securities 0.000%-7.500%, due 08/15/20-11/15/24, original par $8,264,026 value $10,810,785)	05/01/20	0.050%	$55,000,000
65,000,000	National Australia Bank Ltd. (Agreement dated 04/30/20 collateralized by U.S. Treasury Notes 2.875%, due 05/15/28, original par $55,490,000, value $66,300,000)	05/01/20	0.010	65,000,000

The accompanying notes are an integral part of these financial statements.

4

BBH U.S. GOVERNMENT MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2020 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	REPURCHASE AGREEMENTS (continued)
$ 55,000,000	Societe Generale (Agreement dated 04/30/20 collateralized by FHLMC 4.500%, due 09/01/48, original par $97,360, value $81,504, FNMA 3.000%-4.000%, due 01/01/47-11/01/49, original par $6,345,743, value $6,460,982, GNMA 2.500%-3.125%, due 12/20/26-04/20/50, original par $42,785,303, value $11,443,858, U.S. Treasury Securities 0.000%-7.625%, due 06/16/20-02/15/25, original par $37,017,659, value $38,113,656).	05/01/20	0.050%	55,000,000
	Total Repurchase Agreements (Cost $175,000,000)			175,000,000
TOTAL INVESTMENTS (Cost $2,690,782,211)[3]			99.3%	$ 2,690,782,211
ASSETS IN EXCESS OF OTHER LIABILITIES			0.7%	17,926,382
NET ASSETS			100.0%	$ 2,708,708,593

[1]	Coupon represents a yield to maturity.
[2]	Coupon represents a weighted average yield.
[3]	The cost of securities for federal income tax purposes is substantially the same as for financial reporting purposes.

Abbreviations:

FHLMC	–	Federal Home Loan Mortgage Corporation.
FNMA	–	Federal National Mortgage Association.
GNMA	–	Government National Mortgage Association.

The accompanying notes are an integral part of these financial statements.

5

FINANCIAL STATEMENTS  APRIL 30, 2020

BBH U.S. GOVERNMENT MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2020 (unaudited)

FAIR VALUE MEASUREMENTS

The Fund is required to disclose information regarding the fair value measurements of the Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirement established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including, for example, the risk inherent in a particular valuation technique used to measure fair value, including the model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own considerations about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Authoritative guidance establishes three levels of the fair value hierarchy as follows:

— Level 1 – unadjusted quoted prices in active markets for identical assets and liabilities.

— Level 2 – significant other observable inputs (including quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk, etc.).

— Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets and liabilities).

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires judgment by the investment adviser. The investment adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the investment adviser’s perceived risk of that instrument.

The accompanying notes are an integral part of these financial statements.

6

BBH U.S. GOVERNMENT MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2020 (unaudited)

Financial assets within Level 1 are based on quoted market prices in active markets. The Fund does not adjust the quoted price for these instruments.

Financial instruments that trade in markets that are not considered to be active but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include investment-grade corporate bonds, U.S. Treasury notes and bonds, and certain non-U.S. sovereign obligations and over-the-counter derivatives. As Level 2 financial assets include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Financial assets classified within Level 3 have significant unobservable inputs, as they trade infrequently. Level 3 financial assets include private equity and certain corporate debt securities. As observable prices are not available for these securities, valuation techniques are used to derive fair value.

At April 30, 2020, 100% of the Fund’s investments were valued using amortized cost, in accordance with rules under the Investment Company Act of 1940, as amended (the “1940 Act”). Amortized cost approximates the fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

The accompanying notes are an integral part of these financial statements.

7

FINANCIAL STATEMENTS  APRIL 30, 2020

BBH U.S. GOVERNMENT MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2020 (unaudited)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of April 30, 2020.

Investments, at value	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of April 30, 2020
U.S. Government Agency Obligations	$ —	$241,956,109	$ —	$241,956,109
U.S. Treasury Bills	—	2,273,826,102	—	2,273,826,102
Repurchase Agreements	—	175,000,000	—	175,000,000
Total Investment, at value	$ —	$2,690,782,211	$ —	$2,690,782,211

The accompanying notes are an integral part of these financial statements.

8

BBH U.S. GOVERNMENT MONEY MARKET FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2020 (unaudited)

ASSETS:
Investments, at cost which approximates fair value	$2,515,782,211
Repurchase agreements (Cost $175,000,000)	175,000,000
Cash	18,591,355
Receivables for:
Interest	24,430
Prepaid assets	9,952
Total Assets	2,709,407,948
LIABILITIES:
Payables for:
Investment advisory and administrative fees	473,838
Professional fees	81,056
Custody and fund accounting fees	74,070
Dividends declared	54,192
Shareholder servicing fees	9,319
Transfer agent fees	2,430
Accrued expenses and other liabilities	4,450
Total Liabilities	699,355
NET ASSETS	$2,708,708,593
Net Assets Consist of:
Paid-in capital	$2,708,743,782
Accumulated deficit	(35,189)
Net Assets	$2,708,708,593
NET ASSET VALUE AND OFFERING PRICE PER SHARE
REGULAR SHARES
($70,317,087 ÷ 70,322,692 shares outstanding)	$1.00
INSTITUTIONAL SHARES
($2,638,391,506 ÷ 2,638,427,108 shares outstanding)	$1.00

The accompanying notes are an integral part of these financial statements.

9

FINANCIAL STATEMENTS  APRIL 30, 2020

BBH U.S. GOVERNMENT MONEY MARKET FUND

STATEMENT OF OPERATIONS

For the six months April 30, 2020 (unaudited)

NET INVESTMENT INCOME:
Income:
Interest income	$16,343,735
Expenses:
Investment advisory and administrative fees	2,605,069
Custody and fund accounting fees	114,987
Shareholder servicing fees	69,443
Professional fees	68,261
Board of Trustees' fees	27,170
Transfer agent fees	12,905
Miscellaneous expenses	101,665
Total Expenses	2,999,500
Investment advisory and administrative fee waiver	(579)
Net Expenses	2,998,921
Net Investment Income	13,344,814
NET REALIZED GAIN:
Net realized gain on investments	32,550
Net Increase in Net Assets Resulting from Operations	$13,377,364

The accompanying notes are an integral part of these financial statements.

10

BBH U.S. GOVERNMENT MONEY MARKET FUND

STATEMENTS OF CHANGES IN NET ASSETS

	For the six months ended April 30, 2020 (unaudited)	For the period from July 1, 2019 to October 31, 2019	For the year ended June 30, 2019
INCREASE IN NET ASSETS:
Operations:
Net investment income	$13,344,814	$14,106,526	$45,083,987
Net realized gain on investments	32,550	42,235	12,619
Net increase in net assets resulting from operations	13,377,364	14,148,761	45,096,606
Distributions declared:
Regular Shares	(342,163)	(359,145)	(826,257)
Institutional Shares	(13,035,201)	(13,788,994)	(44,270,349)
Total distributions declared	(13,377,364)	(14,148,139)	(45,096,606)
From Fund Share (Principal) Transactions at Net Asset Value of $1.00 per share:
Fund shares sold and fund shares issued in connection with reinvestments of dividends	4,164,404,238	2,560,331,601	7,032,223,805
Fund shares repurchased	(3,566,044,278)	(2,637,758,587)	(6,615,829,390)
Net increase (decrease) in net assets resulting from fund share transactions	598,359,960	(77,426,986)	416,394,415
Total increase (decrease) in net assets	598,359,960	(77,426,364)	416,394,415
NET ASSETS:
Beginning of period	2,110,348,633	2,187,774,997	1,771,380,582
End of period	$2,708,708,593	$2,110,348,633	$2,187,774,997

The accompanying notes are an integral part of these financial statements.

11

FINANCIAL STATEMENTS  APRIL 30, 2020

BBH U.S. GOVERNMENT MONEY MARKET FUND

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for a Regular Share outstanding throughout the period.

		For the
		period from
	For the six	July 1,
	months ended	2019 to
	April 30, 2020	October 31,	For the years ended June 30,
	(unaudited)	2019	2019	2018	2017	2016	2015
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from investment operations:
Net investment income[1]	0.00[2]	0.01	0.02	0.01	0.00[2]	0.00[2]	0.00[2]
Distributions to shareholders:
From net investment income	0.00[2]	(0.01)	(0.02)	(0.01)	0.00[2]	0.00[2]	0.00[2]
From net realized gains	—	—	—	—	—	—	0.00[2]
Total distributions	0.00[2]	(0.01)	(0.02)	(0.01)	0.00[2]	0.00[2]	0.00[2]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.47%[3]	0.55%[3]	1.76%	0.81%	0.08%	0.01%	0.01%
Ratios/Supplemental data:
Net assets, end of period (in millions)	$70	$71	$62	$62	$67	$49	$1,127
Ratio of expenses to average net assets before reductions	0.48%[4]	0.47%[5]	0.49%	0.50%	0.48%	0.48%	0.51%
Expense reimbursement[6]	0.00%[7]	—%	—%	—%	0.10%	0.38%	0.44%
Expense offset arrangement	—%	—%	0.01%	0.02%	0.00%[7]	0.00%[7]	0.00%[7]
Ratio of expenses to average net assets after reductions	0.48%[4]	0.47%[5]	0.48%	0.48%	0.38%	0.10%	0.07%
Ratio of net investment income to average net assets	0.98%	1.64%	1.75%	0.78%	0.08%	0.01%	0.01%

[1]	Calculated using average shares outstanding for the period.
[2]	Less than $0.01 per share.
[3]	Not Annualized.
[4]	Annualized.
[5]	Annualized with the exception of audit fees.
[6]	During the periods ended April 30, 2020 and October 31, 2019, and the years ended June 30, 2019, 2018, 2017, 2016, and 2015 the investment advisory and administrative fee/shareholder servicing fee waivers, as a result of a minimum yield agreement, were $579, $—, $—, $—, $50,768, $2,511,954, and $5,166,811, respectively.
[7]	Less than 0.01%.

The accompanying notes are an integral part of these financial statements.

12

BBH U.S. GOVERNMENT MONEY MARKET FUND

FINANCIAL HIGHLIGHTS (continued)

Selected per share data and ratios for an Institutional Share outstanding throughout the period.

		For the
		period from
	For the six	July 1,
	months ended	2019 to
	April 30, 2020	October 31,	For the years ended June 30,
	(unaudited)	2019	2019	2018	2017	2016	2015
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from investment operations:
Net investment income[1]	0.01	0.01	0.02	0.01	0.00[2]	0.00[2]	0.00[2]
Distributions to shareholders:
From net investment income	(0.01)	(0.01)	(0.02)	(0.01)	0.00[2]	0.00[2]	0.00[2]
From net realized gains	—	—	—	—	—	—	0.00[2]
Total distributions	(0.01)	(0.01)	(0.02)	(0.01)	0.00[2]	0.00[2]	0.00[2]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.58%[3]	0.63%[3]	2.02%	1.06%	0.22%	0.02%	0.01%
Ratios/Supplemental data:
Net assets, end of period (in millions)	$2,638	$2,040	$2,126	$1,710	$1,455	$1,605	$438
Ratio of expenses to average net assets before reductions	0.25%[4]	0.24%[5]	0.24%	0.26%	0.24%	0.25%	0.26%
Expense reimbursement[6]	—%	—%	—%	—%	—%	0.05%	0.19%
Expense offset arrangement	—%	—%	0.01%	0.02%	0.00%[7]	0.00%[7]	0.00%[7]
Ratio of expenses to average net assets after reductions	0.25%[4]	0.24%[5]	0.23%	0.24%	0.24%	0.20%	0.07%
Ratio of net investment income to average net assets	1.14%	1.86%	2.02%	1.07%	0.21%	0.03%	0.01%

[1]	Calculated using average shares outstanding for the period.
[2]	Less than $0.01 per share.
[3]	Not Annualized.
[4]	Annualized.
[5]	Annualized with the exception of audit fees.
[6]	During the periods ended April 30, 2020 and October 31, 2019, and the years ended June 30, 2019, 2018, 2017, 2016, and 2015 the investment advisory and administrative fee/shareholder servicing fee waivers, as a result of a minimum yield agreement, were $—, $—, $—, $—, $—, $573,823, and $1,015,043, respectively.
[7]	Less than 0.01%.

The accompanying notes are an integral part of these financial statements.

13

FINANCIAL STATEMENTS  APRIL 30, 2020

BBH U.S. GOVERNMENT MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS

April 30, 2020 (unaudited)

1. Organization. The Fund is a separate series of BBH Trust (the “Trust”), which is registered under the 1940 Act, as an open-end management investment company. The Trust was originally organized as a Massachusetts business trust on June 7, 1983 and re-organized as a Delaware statutory trust on June 12, 2007. The Fund commenced operations on December 12, 1983. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to create an unlimited number of series, each of which may issue a separate class of shares. The Fund currently offers two classes of shares, Regular Shares and Institutional Shares. At April 30, 2020, there were seven series of the Trust. Effective July 1, 2019, the Fund changed its fiscal year end from June 30, 2019 to October 31, 2019.

2. Significant Accounting Policies. The Fund’s financial statements are prepared in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The following summarizes significant accounting policies of the Fund:

A. Valuation of Investments. The Fund values its investments at amortized cost, which approximates fair value. The amortized cost method values a security at its cost at the time of purchase and thereafter assumes a constant amortization to maturity of any discount or premium. The Fund’s use of amortized cost is in compliance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate fair value, securities may be valued as determined in accordance with procedures adopted by the Board.

B. Accounting for Investments and Income. Investment transactions are accounted for on the trade date. Realized gains and losses on investment transactions are determined based on the amortized cost method. Interest income is accrued as earned and consists of interest accrued, accretion of discount on debt securities (including both original issue and market discount) and premium amortization on the investments of the Fund.

C. Fund Expenses. Most expenses of the Trust can be directly attributed to a specific fund. Expenses which cannot be directly attributed to a fund are generally apportioned among each fund in the Trust on a net assets basis or other suitable method. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

D. Repurchase Agreements. The Fund may enter into repurchase agreements. Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price normally is in excess of the purchase price, reflecting an agreed upon interest rate. The rate is effective for

14

BBH U.S. GOVERNMENT MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2020 (unaudited)

the period of time that assets of the Fund are invested in the agreement and is not related to the coupon rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the investment adviser. The Fund’s custodian or sub-custodian will take possession of the securities subject to repurchase agreements. The investment adviser, custodian or sub-custodian will monitor the marked-to-market value of the underlying collateral each day to ensure that the value of the security always equals or exceeds the repurchase price.

Repurchase agreements are entered into by the Fund under Master Repurchase Agreements (MRA) which permit the Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Fund.

However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Lastly, the MRA does not preclude the Fund from selling, transferring, pledging or hypothecating the underlying collateral but no such transaction shall relieve the Fund of its obligation to transfer the collateral to the counterparty upon the latter’s repurchase of the securities.

The Fund’s repurchase agreements are disclosed on a gross basis and information related to collateral, which could be offset in event of default, are shown in the Portfolio of Investments.

E. Federal Income Taxes. It is the Trust’s policy to comply with the requirements of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required. The Fund files a tax return annually using tax accounting methods required under provisions of the Code, which may differ from GAAP, which is the basis on which these financial statements are prepared. Accordingly, the amount of net investment income and net realized gain reported in these financial statements may differ from that reported on the Fund’s tax return, due to certain book-to-tax timing differences such as losses deferred due to “wash sale” transactions and utilization of capital loss carryforwards. These differences result in temporary over-distributions for financial statement purposes and are classified as distributions in excess of accumulated net realized gains or net investment income. These distributions do not constitute a return of capital. Permanent differences are reclassified between paid-in capital and retained earnings/(accumulated deficit) within the Statement of Assets & Liabilities based upon their tax classification. As such, the character of distributions to shareholders reported in the Financial Highlights table may differ from that reported to shareholders on Form 1099-DIV.

15

FINANCIAL STATEMENTS  APRIL 30, 2020

BBH U.S. GOVERNMENT MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2020 (unaudited)

The Fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (“ASC 740”). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The Fund did not have any unrecognized tax benefits as of October 31, 2019, nor were there any increases or decreases in unrecognized tax benefits for the period then ended. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Statement of Operations. During the six months ended April 30, 2020, the Fund did not incur any such interest or penalties. The Fund is subject to examination by U.S. federal and state tax authorities for returns filed for the prior three years. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

F. Dividends and Distributions to Shareholders. Dividends and distributions from net investment income to shareholders are declared daily and paid monthly to shareholders. Distributions from net capital gains, if any, are generally declared and paid annually and are recorded on the ex-dividend date. The Fund declared dividends in the amounts of $342,163 and $13,035,201 to Regular and Institutional shareholders, respectively, during the six months ended April 30, 2020.

The tax character of distributions paid during the period ended October 31, 2019 and the year ended June 30, 2019, respectively, were as follows:

Distributions paid from:
	Ordinary income	Net long-term capital gain	Total taxable distributions	Total Distributions paid
During the period from July 1, 2019 to October 31, 2019:	$14,148,139	$ —	$14,148,139	$14,148,139
During the year ended June 30, 2019:	45,096,606	$ —	45,096,606	45,096,606

16

BBH U.S. GOVERNMENT MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2020 (unaudited)

As of October 31, 2019 and June 30, 2019, respectively, the components of retained earnings/(accumulated deficit) on a tax basis were as follows:

Components of retained earnings/(accumulated deficit):
	Undistributed ordinary income	Undistributed long-term capital gain	Accumulated capital and other losses	Other book/tax temporary differences	Unrealized appreciation/ (depreciation)	Total retained earnings/ (accumulated deficit)
October 31, 2019:	$129,346	$ —	$ —	$(164,535)	$ —	$(35,189)
June 30, 2019:	419,596	—	(25,461)	(429,946)	—	(35,811)

The Fund did not have a net capital loss carryforward at October 31, 2019.

The Fund is permitted to carryforward capital losses incurred in taxable years beginning after December 22, 2010, for an unlimited period and they will retain their character as either short-term or long-term capital losses rather than being considered all short-term capital losses.

Total distributions paid may differ from the amounts shown in the Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid.

There are no significant differences between book-basis and tax-basis unrealized appreciation/(depreciation) for investments for the current period.

To the extent future capital gains are offset by future capital loss carryforwards, if any, such gains will not be distributed.

G. Use of Estimates. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from these estimates.

3. Fees and Other Transactions with Affiliates.

A. Investment Advisory and Administrative Fees. Effective June 12, 2007, under a combined Investment Advisory and Administrative Services Agreement (“Agreement”) with the Trust, Brown Brothers Harriman & Co. (“BBH”) through a separately identifiable department (“SID” or “Investment

17

FINANCIAL STATEMENTS  APRIL 30, 2020

BBH U.S. GOVERNMENT MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2020 (unaudited)

Adviser”) provides investment advisory and portfolio management services to the Fund. BBH also provides administrative services to the Fund. The Fund pays a combined fee for investment advisory and administrative services calculated daily and paid monthly at an annual rate equivalent to 0.25% on the first $1,000,000,000 of the Fund’s average daily net assets and 0.20% of the Fund’s average daily net assets in excess of $1,000,000,000. For the six months ended April 30, 2020, the Fund incurred $2,605,069 for services under the Agreement.

B. Investment Advisory and Administrative Fee Waiver. BBH has voluntarily agreed to waive its Investment Advisory and Administrative Fee and credit daily to the Fund an amount necessary to maintain the minimum annualized yield of the Fund at 1 basis point (0.01%). The amount credited each day will offset the daily accrual of the Investment Advisory and Administrative Fee. This is a voluntary waiver that can be changed at any time at the sole discretion of BBH. For the six months ended April 30, 2020, BBH waived fees in the amount of $579 and $0 for Regular Shares and Institutional Shares, respectively.

C. Shareholder Servicing Fees. The Trust has a shareholder servicing agreement with BBH. BBH receives a fee from the Regular Shares of the Fund calculated daily and paid monthly at an annual rate of 0.20% of the Regular Shares’ average daily net assets. For the six months ended April 30, 2020, the Regular Shares of the Fund incurred $69,443 in shareholder servicing fees.

D. Shareholder Servicing Fee Waiver. BBH has voluntarily agreed to waive its Shareholder Servicing Fee for the Regular Shares only when the Investment Advisory and Administrative Fee waiver described above is not enough to maintain the minimum daily yield of the Fund at 1 basis point (0.01%). The amount credited each day will offset to the daily accrual of the Shareholder Servicing Fee. This is a voluntary waiver that can be changed at any time at the sole discretion of BBH. For the six months ended April 30, 2020, BBH did not waive any fees.

E. Custody and Fund Accounting Fees. BBH acts as a custodian and fund accountant and receives custody and fund accounting fees from the Fund calculated daily and paid monthly. BBH holds all of the Fund’s cash and investments and calculates the Fund’s daily net asset value. The custody fee is an asset and transaction based fee. The fund accounting fee is an asset based fee calculated at 0.004% per annum of average daily net assets. For the six months ended April 30, 2020, the Fund incurred $114,987 in custody and fund accounting fees. As per agreement with the Fund’s custodian, the Fund receives interest income on cash balances held by the custodian at the BBH Base Rate. The BBH Base Rate is defined as BBH’s effective trading rate in local money markets on each day. The total interest earned by the Fund under the agreement for the six months ended April 30, 2020 was $170,843. This amount is included in “Interest income” in the Statement of Operations. In the event that the Fund is overdrawn, under the custody agreement with BBH, BBH

18

BBH U.S. GOVERNMENT MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2020 (unaudited)

will make overnight loans to the Fund to cover overdrafts. Pursuant to their agreement, the Fund will pay the Federal Funds overnight investment rate on the day of the overdraft. The total interest incurred by the Fund for the six months ended April 30, 2020 was $11,780. This amount is included in the “Custody and fund accounting fees” in the Statement of Operations.

F. Board of Trustees’ Fees. Each Trustee who is not an “interested person” as defined under the 1940 Act (referred to here as an “Independent Trustee”) receives an annual fee as well as reimbursement for reasonable out-of-pocket expenses from the Fund. For the six months ended April 30, 2020, the Fund incurred $27,170 in Independent Trustee compensation and expense reimbursements.

G. Officers of the Trust. Officers of the Trust are also employees of BBH. Officers are paid no fees by the Trust for their services to the Trust.

4. Shares of Beneficial Interest. The Trust is permitted to issue an unlimited number of Regular Shares and Institutional Shares of beneficial interest, at no par value. Transactions in Regular Shares and Institutional Shares were as follows:

	For the six months ended April 30, 2020		For the period ended October 31, 2019
	Shares	Dollars	Shares	Dollars
Regular Shares
Shares sold	138,270,887	$138,270,887	93,758,560	$93,758,560
Shares issued in connection with reinvestments of dividends	126,875	126,875	203,806	203,806
Shares redeemed	(138,736,431)	(138,736,431)	(84,994,901)	(84,994,901)
Net increase (decrease)	(338,669)	$(338,669)	8,967,465	$8,967,465
Institutional Shares
Shares sold	4,025,973,339	$4,025,973,339	2,466,327,388	$2,466,327,388
Shares issued in connection with reinvestments of dividends	33,137	33,137	41,847	41,847
Shares redeemed	(3,427,307,847)	(3,427,307,847)	(2,552,763,686)	(2,552,763,686)
Net increase (decrease)	598,698,629	$598,698,629	(86,394,451)	$(86,394,451)

19

FINANCIAL STATEMENTS  APRIL 30, 2020

BBH U.S. GOVERNMENT MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2020 (unaudited)

5. Principal Risk Factors and Indemnifications.

A. Principal Risk Factors. Investing in the Fund may involve certain risks, as discussed in the Fund’s prospectus, including but not limited to, those described below:

Investments in the Fund are neither insured nor guaranteed by the U.S. Government. Shares of the Fund are not deposits or obligations of, or guaranteed by, BBH or any other bank, and the shares are neither insured nor guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other federal, state or other governmental agency. BBH has no legal obligation to provide financial support to the Fund and you should not expect that BBH as the Fund’s sponsor will provide financial support to the Fund at any time. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Please refer to the Fund’s prospectus for a complete description of the principal risks of investing in the Fund.

The divergence of the Fund’s amortized cost price per share from its market based net asset value per share may result in the Fund’s inability to maintain a stable $1.00 NAV, resulting in material dilution or other unfair results to shareholders (stable NAV risk). In the normal course of business, the Fund invests in securities and enters into transactions where risks exist due to failure of an issuer, guarantor or counterparty to a transaction to perform (credit risk) or changes in interest rates (interest rate risk). The value of securities held by the Fund may fall due to changing political, regulatory, economic and social developments, or market conditions. Natural disasters, the spread of infectious illness and other public health emergencies, recession, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse effects on world economies and markets generally (market risk). The Fund is subject to the risk that the securities selected by the investment adviser may underperform (management risk). Even though the Fund’s investments in repurchase agreements are collateralized at all times, there is some risk to the Fund if the other party to the agreement should default on its obligations (repurchase agreement risk). The Fund’s investments in certain U.S. government agency securities may not be backed by the U.S. Treasury and may be supported only by the credit of the issuer (U.S. government agency securities risk). The Fund’s shareholders may be adversely impacted by asset allocation decisions made by the Fund’s investment adviser whose discretionary clients make up a large percentage of the Fund’s shareholders (shareholder concentration risk). The Fund’s exposure to these risks with respect to these financial assets held by the Fund is reflected in their value as recorded in the Fund’s Statement of Assets and Liabilities. The U.S. Securities and Exchange Commission (the “SEC”) and other regulators may adopt additional money market fund regulations in the future, which may impact the operation and performance of the Fund (Regulatory Risk). The

20

BBH U.S. GOVERNMENT MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2020 (unaudited)

absence of an active market for the Fund’s variable and floating rate securities could make it difficult for the Fund to dispose of them if the issuer defaults (Variable and Floating Rate Instrument Risk).

Please refer to the Fund’s prospectus for a complete description of the principal risks of investing in the Fund.

B. Indemnifications. Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

6. Money Market Regulation. Money market funds are required to comply with SEC regulations and governing rules for money market funds. Government money market funds, such as BBH U.S. Government Money Market Fund, are permitted to continue to transact fund shares at a NAV calculated using the amortized cost valuation method. The Fund’s Board of Trustees has determined not to impose any liquidity-based redemption fees or redemption gates on the Fund as permitted by the SEC amendments. As a government money market fund, the Fund must invest 99.5% or more of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully by cash or government securities.

7. Recent Pronouncements.

A. ASU 2017-08. In March 2017, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities (the “ASU 2017-08”) which amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The ASU 2017-08 does not require any accounting change for debt securities held at a discount; the discount continues to be amortized to maturity. The ASU 2017-08 is effective for years, and interim periods within those years, beginning after December 15, 2018. The application of ASU 2017-08 did not have a significant impact on the Fund's financial statements.

8. Significant Events. In the beginning of 2020, there was an outbreak of the novel corona virus (COVID 19) which has impacted the financial markets and the global economy as a whole. The outbreak

21

FINANCIAL STATEMENTS  APRIL 30, 2020

BBH U.S. GOVERNMENT MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2020 (unaudited)

of COVID 19 is still ongoing and the magnitude and impact on the financial markets is highly uncertain and cannot be predicted. The effect of this impact may adversely impact the future carrying value of investments and results of operations of the Fund.

There are no other significant events to report as they relate to the Fund.

9. Subsequent Events. Management has evaluated events and transactions that have occurred since April 30, 2020 through the date the financial statements were issued and determined that there were none that would require recognition or additional disclosure in the financial statements.

22

BBH U.S. GOVERNMENT MONEY MARKET FUND

DISCLOSURE OF FUND EXPENSES

April 30, 2020 (unaudited)

EXAMPLE

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested distributions, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the six-months period and held for the entire period (November 1, 2019 to April 30, 2020).

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% Hypothetical Example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

23

FINANCIAL STATEMENTS  APRIL 30, 2020

BBH U.S. GOVERNMENT MONEY MARKET FUND

DISCLOSURE OF FUND EXPENSES (continued)

April 30, 2020 (unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2019	Ending Account Value April 30, 2020	Expenses Paid During Period November 1, 2019 to April 30, 2020[1]
Regular Shares
Actual	$1,000	$1,005	$2.39
Hypothetical[2]	$1,000	$1,022	2.41
	Beginning Account Value November 1, 2019	Ending Account Value April 30, 2020	Expenses Paid During Period November 1, 2019 to April 30, 2020[1]
Institutional Shares
Actual	$1,000	$1,006	$1.25
Hypothetical[2]	$1,000	$1,024	$1.26

1	Expenses are equal to the Fund’s annualized net expense ratio of 0.48% and 0.25% for Regular and Institutional Shares, respectively, multiplied by 182/366 (to reflect the one half-year period).
2	Assumes a return of 5% before expenses. For the purpose of the calculation, the applicable annualized expense ratio for each class of shares is subtracted from the assumed return before expenses.

24

BBH U.S. GOVERNMENT MONEY MARKET FUND

DISCLOSURE OF ADVISOR SELECTION

April 30, 2020 (unaudited)

Investment Advisory and Administrative Services Agreement Approval

The 1940 Act requires that a fund’s investment advisory agreements be approved annually by the fund’s board of trustees, including by a majority of the trustees who are not parties to the investment advisory agreements or “interested persons” of any party (“Independent Trustees”). Additionally, the approval must occur at an in-person meeting called for the purpose of voting on such approval.

The Board, a majority of which is comprised of Independent Trustees, held a telephonic meeting on November 20, 2019 and an in-person meeting on December 10, 2019, to consider whether to renew the combined Amended and Restated Investment Advisory and Administrative Services Agreement (the “Agreement”) between the Trust and the Investment Adviser with respect to the existing funds in the Trust, including the Fund. At the December 10, 2019 meeting, the Board voted to approve the renewal of the Agreement with respect to the Fund for an additional one-year term. In doing so, the Board determined that the terms of the Agreement were fair and reasonable and in the best interest of the Fund and its shareholders, and that it had received sufficient information to make an informed business decision with respect to the continuation of the Agreement.

Both in the meetings specifically held to address the continuance of the Agreement and at other meetings over the course of the year, the Board requested, received and assessed a variety of materials provided by the Investment Adviser and BBH, including, among other things, information about the nature, extent and quality of the services provided to the Fund by the Investment Adviser and BBH, including investment management, administrative and shareholder services, the oversight of Fund service providers, marketing, risk oversight, compliance, and the ability to meet applicable legal and regulatory requirements. The Board also received comparative performance and fee and expense information for the Fund prepared by Broadridge Financial Solutions, Inc. using data from Lipper Inc. (“Lipper”), an independent provider of investment company data (“Lipper Report”). The Board reviewed this report with both counsel to the Trust (“Fund Counsel”) and BBH. The Board received from, and discussed with, Fund Counsel a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements under the 1940 Act, as well as the guidance provided in Gartenburg v. Merrill Lynch Asset Management, Inc., which was affirmed in Jones v. Harris Associates, L.P. In addition, the Board met in executive session outside the presence of Fund management.

The following is a summary of the factors the Board considered in making its determination to approve the continuance of the Agreement. No single factor reviewed by the Board was identified as the principal factor in determining whether to approve the Agreement, and individual Trustees may have given different weight to various factors. The Board reviewed these factors with Fund Counsel. The Board concluded that the fees paid by the Fund to the Investment Adviser were reasonable based on the comparative performance, expense information, the cost of the services provided and the profits realized by the Investment Adviser.

25

FINANCIAL STATEMENTS  APRIL 30, 2020

BBH U.S. GOVERNMENT MONEY MARKET FUND

DISCLOSURE OF ADVISOR SELECTION (continued)

April 30, 2020 (unaudited)

Nature, Extent and Quality of Services

The Board noted that, under the Agreement and with respect to the Fund, the Investment Adviser, subject to the supervision of the Board, is responsible for providing a continuous investment program and making purchases and sales of portfolio securities consistent with the Fund’s investment objective and policies. The Board further noted that, as a combined investment advisory and administration agreement, the Agreement also contemplates the provision of administrative services by the Investment Adviser to the Fund within the same fee structure. The Board received and considered information, during the December meeting, and over the course of the previous year, regarding the nature, extent and quality of services provided to the Fund by BBH Investment Adviser including: portfolio management, supervision of operations and compliance, preparation of regulatory filings, disclosures to Fund shareholders, general oversight of service providers, organizing Board meetings and preparing the materials for such Board meetings, assistance to the Board, including the Independent Trustees in their capacity as Trustees, legal and Chief Compliance Officer services for the Trust, and other services necessary for the operation of the Fund. The Board considered the resources of the Investment Adviser and BBH, as a whole, dedicated to the Fund noting that, pursuant to separate agreements, BBH also provides custody, shareholder servicing, and fund accounting services to the Fund. The Board considered the depth and range of services provided pursuant to the Agreement, noting that the Investment Adviser also coordinates the provision of services to the Fund by affiliated and nonaffiliated service providers.

The Board considered the scope and quality of services provided by the Investment Adviser under the Agreement. The Board reviewed the qualifications of the key investment personnel primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered the policies and practices followed by BBH and the Investment Adviser. The Board noted that, during the course of its regular meetings, it received reports on each of the foregoing topics. The Board concluded that, overall, they were satisfied with the nature, extent and quality of investment advisory and administrative services provided, and expected to be provided, to the Fund pursuant to the Agreement.

Fund Performance

At the November and December meetings, and throughout the year, the Board received and reviewed detailed performance information for the Fund. As part of this review, the Trustees considered the composition of the peer category, selection criteria and the reputation of Broadridge, who prepared the peer category analysis. The Board reviewed and discussed, with both BBH Broadridge, the report’s findings and discussed the positioning of the Fund relative to its peer category. The Board considered short-term and long-term investment performance for the Fund over various periods of time as compared to a selection of peer funds, noting the Fund’s average performance as compared to its peer category for the 1-, 2-, 3-, 4-, 5- and 10-year periods. In evaluating the performance of the Fund, the Board considered risk expectations for the Fund in light of relevant regulatory and market factors and in the context of Fund expenses and the Investment Adviser’s profitability.

26

BBH U.S. GOVERNMENT MONEY MARKET FUND

DISCLOSURE OF ADVISOR SELECTION (continued)

April 30, 2020 (unaudited)

Costs of Services Provided and Profitability

The Board considered the fee rates paid by the Fund to the Investment Adviser in light of the nature, extent and quality of the services provided to the Fund. The Board also considered and reviewed the voluntary fee waiver arrangement that was in place for the Fund and considered the actual fee rates, after taking into account the waiver. The Board received and considered information comparing the Fund’s combined investment advisory and administration fee and the Fund’s net operating expenses with those of other comparable mutual funds, such peer group and comparisons having been selected and calculated by Broadridge. As part of this review, the Board noted the differences between the Fund’s total net expenses as compared to those of other comparable mutual funds, due to the timing of the Fund’s transition, as compared to that of other Funds, from a prime money market fund to a government money market fund in 2016. The Board recognized that it was difficult to make comparisons of fee rates, or of combined advisory and administration fees, because there are variations in the services that are included in the fees paid by other funds, as well as the timing of other funds’ transitions from prime money market funds to a government money market fund. The Board concluded that the advisory and administration fee appeared to be both reasonable in light of the services rendered and the result of arm’s length negotiations.

With regard to profitability, the Trustees considered the compensation and benefits flowing to the Adviser and BBH, directly or indirectly. The Board reviewed the Investment Adviser and BBH’s profitability data for the Fund for the nine-months ended September 30, 2019, and for each of the prior ten years. The data also included the effect of revenue generated by the shareholder servicing, custody and fund accounting fees paid by the Fund to BBH. The Board noted the information was consistent when compared to the previous year. The Board also reviewed the expense allocation methods used in preparing the profitability data. The Board considered the effect of fall-out benefits on the expenses of the Investment Adviser and BBH. The Board considered other benefits received by BBH and the Investment Adviser as a result of their relationships with the Fund. The Board concluded that the Investment Adviser and BBH’s profitability were not excessive in light of the nature, extent and quality of services provided to the Fund.

Economies of Scale

The Board also considered the existence of economies of scale and whether those economies are passed along to the Fund’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by the Investment Adviser and BBH. The Board considered the fee schedule for the Fund, noting the existence of a graduated investment advisory fee and the voluntary fee waiver. Based on information it had been provided over many years, the Board observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there appeared to be no uniformity or pattern in the fees and asset levels at which breakpoints apply. In light of the Fund’s current size and expense structure, the Board concluded that the current breakpoints for the Fund were reasonable. The Board concluded that the fees paid by the Fund to the Investment Adviser were reasonable based on the comparative performance, expense information, the cost of the services provided and the profits to be realized by the Investment Adviser.

27

FINANCIAL STATEMENTS  APRIL 30, 2020

BBH U.S. GOVERNMENT MONEY MARKET FUND

CONFLICTS OF INTEREST

April 30, 2020 (unaudited)

Conflicts of Interest

BBH, including the Investment Adviser, provides discretionary and non-discretionary investment management services and products to corporations, institutions and individual investors throughout the world. As a result, in the ordinary course of its businesses, BBH, including the Investment Adviser, may engage in activities in which its interests or the interests of its clients may conflict with or be adverse to the interests of the Funds. In addition, certain of such clients (including the Funds) utilize the services of BBH for which they will pay to BBH customary fees and expenses that will not be shared with the Funds.

The Investment Adviser and the Sub-Adviser have adopted and implemented policies and procedures that seek to manage conflicts of interest. Pursuant to such policies and procedures, the Investment Adviser and the Sub-Adviser monitor a variety of areas, including compliance with fund investment guidelines, the investment in only those securities that have been approved for purchase, and compliance with their respective Code of Ethics.

The Trust also manages these conflicts of interest. For example, the Trust has designated a chief compliance officer and has adopted and implemented policies and procedures designed to manage the conflicts identified below and other conflicts that may arise in the course of the Funds’ operations in such a way as to safeguard the Funds from being negatively affected as a result of any such potential conflicts. From time to time, the Trustees receive reports from the Investment Adviser, the Sub-Adviser and the Trust’s chief compliance officer on areas of potential conflict.

Investors should carefully review the following, which describes potential and actual conflicts of interest that BBH, the Investment Adviser and Sub-Adviser can face in the operation of their respective investment management services. This section is not, and is not intended to be, a complete enumeration or explanation of all of the potential conflicts of interest that may arise. The Investment Adviser, the Sub-Adviser and the Funds have adopted policies and procedures reasonably designed to appropriately prevent, limit or mitigate the conflicts of interest described below. Additional information about potential conflicts of interest regarding the Investment Adviser is set forth in the Investment Adviser’s Form ADV. A copy of Part 1 and Part 2A of the Investment Adviser’s Form ADV is available on the SEC’s website (www.adviserinfo.sec.gov). In addition, many of the activities that create these conflicts of interest are limited and/or prohibited by law, unless an exception is available.

Other Clients and Allocation of Investment Opportunities. BBH, the Investment Adviser, and the Sub-Adviser manage funds and accounts of clients other than the Funds (“Other Clients”). In general, BBH, the Investment Adviser, and the Sub-Adviser face conflicts of interest when they render investment advisory services to different clients and, from time to time, provide dissimilar investment advice to different clients. Investment decisions will not necessarily be made in parallel among the Funds and Other Clients. Investments made by the Funds do not, and are not intended to, replicate the investments, or the

28

BBH U.S. GOVERNMENT MONEY MARKET FUND

CONFLICTS OF INTEREST (continued)

April 30, 2020 (unaudited)

investment methods and strategies, of Other Clients. Accordingly, such Other Clients’ accounts may produce results that are materially different from those experienced by the Funds. Certain other conflicts of interest may arise in connection with a portfolio manager’s management of the Funds’ investments, on the one hand, and the investments of other funds or accounts for which the portfolio manager is responsible, on the other. For example, it is possible that the various funds or accounts managed by the Investment Adviser or Sub-Adviser could have different investment strategies that, at times, might conflict with one another to the possible detriment of the Funds. From time to time, the Investment Adviser and Sub-Adviser, sponsor and with other investment pools and accounts which engage in the same or similar businesses as the Funds using the same or similar investment strategies. To the extent that the same investment opportunities might be desirable for more than one account or fund, possible conflicts could arise in determining how to allocate them because the Investment Adviser or Sub-Adviser may have an incentive to allocate investment opportunities to certain accounts or funds. However, BBH and the Sub-Adviser have implemented policies and procedures designed to ensure that information relevant to investment decisions is disseminated promptly within its portfolio management teams and investment opportunities are allocated equitably among different clients. The policies and procedures require, among other things, objective allocation for limited investment opportunities, and documentation and review of justifications for any decisions to make investments only for select accounts or in a manner disproportionate to the size of the account. Nevertheless, access to investment opportunities may be allocated differently among accounts due to the particular characteristics of an account, such as size of the account, cash position, tax status, risk tolerance and investment restrictions or for other reasons.

Actual or potential conflicts of interest may also arise when a portfolio manager has management responsibilities to multiple accounts or funds, resulting in unequal commitment of time and attention to the portfolio management of the funds or accounts.

Affiliated Service Providers. Other potential conflicts might include conflicts between the Funds and its affiliated and unaffiliated service providers (e.g. conflicting duties of loyalty). In addition to providing investment management services through the SID, BBH provides administrative, custody, shareholder servicing and fund accounting services to the Funds. BBH may have conflicting duties of loyalty while servicing the Funds and/or opportunities to further its own interest to the detriment of the Funds. For example, in negotiating fee arrangements with affiliated service providers, BBH may have an incentive to agree to higher fees than it would in the case of unaffiliated providers. BBH acting in its capacity as the Funds’ administrator is the primary valuation agent of the Funds. BBH values securities and assets in the Funds according to the Funds’ valuation policies. Because the Investment Adviser’s advisory and administrative fees are calculated by reference to the Funds’ net assets, BBH and its affiliates may have an incentive to seek to overvalue certain assets.

29

FINANCIAL STATEMENTS  APRIL 30, 2020

BBH U.S. GOVERNMENT MONEY MARKET FUND

CONFLICTS OF INTEREST (continued)

April 30, 2020 (unaudited)

Aggregation. Potential conflicts of interest also arise with the aggregation of trade orders. Purchases and sales of securities for the Funds may be aggregated with orders for other client accounts managed by the Sub-Adviser. The Sub-Adviser, however, is not required to aggregate orders if portfolio management decisions for different accounts are made separately, or if it is determined that aggregating is not practicable, or in cases involving client direction. Prevailing trading activity frequently may make impossible the receipt of the same price or execution on the entire volume of securities purchased or sold. When this occurs, the various prices may be averaged, and the Funds will be charged or credited with the average price. Thus, the effect of the aggregation may operate on some occasions to the disadvantage of the Funds. In addition, under certain circumstances, the Funds will not be charged the same commission or commission equivalent rates in connection with an aggregated order.

Cross Trades. Under certain circumstances, the Investment Adviser and/or the Sub-Adviser, on behalf of the Funds, may seek to buy from or sell securities to another fund or account advised by BBH, the Investment Adviser or the Sub-Adviser. Subject to applicable law and regulation, BBH, the Investment Adviser or the Sub-Adviser may (but is not required to) effect purchases and sales between BBH, the Investment Adviser or the Sub-Adviser’s clients (“cross trades”), including the Funds, if BBH, the Investment Adviser or the Sub-Adviser believe such transactions are appropriate based on each party’s investment objectives and guidelines. There may be potential conflicts of interest or regulatory issues relating to these transactions which could limit the Investment Adviser or the Sub-Adviser’s decision to engage in these transactions for the Funds. BBH, the Investment Adviser and/or the Sub-Adviser may have a potentially conflicting division of loyalties and responsibilities to the parties in such transactions.

Soft Dollars. The Investment Adviser may direct brokerage transactions and/or payment of a portion of client commissions (“soft dollars”) to specific brokers or dealers or other providers to pay for research or other appropriate services which provide, in the Investment Adviser’s view, appropriate assistance in the investment decision-making process (including with respect to futures, fixed price offerings and over-the-counter transactions). The use of a broker that provides research and securities transaction services may result in a higher commission than that offered by a broker who does not provide such services. The Investment Adviser will determine in good faith whether the amount of commission is reasonable in relation to the value of research and services provided and whether the services provide lawful and appropriate assistance in its investment decision-making responsibilities.

Research or other services obtained in this manner may be used in servicing any or all of the Funds and other accounts managed by the Investment Adviser, including in connection with accounts that do not pay commissions to the broker related to the research or other service arrangements. Such products and services may disproportionately benefit other client accounts relative to the Funds based on the amount of brokerage commissions paid by the Funds and such other accounts. To the extent that the Sub-Adviser uses soft dollars, it will not have to pay for those products and services itself.

30

BBH U.S. GOVERNMENT MONEY MARKET FUND

CONFLICTS OF INTEREST (continued)

April 30, 2020 (unaudited)

BBH may receive research that is bundled with the trade execution, clearing, and/or settlement services provided by a particular broker-dealer. To the extent that the Sub-Adviser receives research on this basis, many of the same conflicts related to traditional soft dollars may exist. For example, the research effectively will be paid by client commissions that also will be used to pay for the execution, clearing, and settlement services provided by the broker-dealer and will not be paid by the Sub-Adviser.

Arrangements regarding compensation and delegation of responsibility may create conflicts relating to selection of brokers or dealers to execute Fund portfolio trades and/or specific uses of commissions from Fund portfolio trades, administration of investment advice and valuation of securities.

Investments in BBH Funds. From time to time BBH may invest a portion of the assets of its discretionary investment advisory clients in the Funds. That investment by BBH on behalf of its discretionary investment advisory clients in the Funds may be significant at times.

Increasing a Fund’s assets may enhance investment flexibility and diversification and may contribute to economies of scale that tend to reduce the Funds’ expense ratio. In selecting the Funds for its discretionary investment advisory clients, BBH may limit its selection to funds managed by BBH or the Investment Adviser. BBH may not consider or canvass the universe of unaffiliated investment companies available, even though there may be unaffiliated investment companies that may be more appropriate or that have superior performance. BBH, the Investment Adviser and their affiliates providing services to the Funds benefit from additional fees when the Funds is included as an investment by a discretionary investment advisory client.

BBH reserves the right to redeem at any time some or all of the shares of the Funds acquired for its discretionary investment advisory clients’ accounts. A large redemption of shares of the Funds by BBH on behalf of its discretionary investment advisory clients could significantly reduce the asset size of the Funds, which might have an adverse effect on the Funds’ investment flexibility, portfolio diversification and expense ratio.

Valuation. When market quotations are not readily available, or are believed by BBH to be unreliable, the Funds’ investments will be valued at fair value by BBH pursuant to procedures adopted by the Funds’ Board of Trustees. When determining an asset’s “fair value”, BBH seeks to determine the price that a Fund might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. The price generally may not be determined based on what the Funds might reasonably expect to receive for selling an asset at a later time or if it holds the asset to maturity. While fair value determinations will be based upon all available factors that BBH deems relevant at the time of the determination and may be based on analytical values determined by BBH using proprietary or third-party valuation models, fair value represents only a good faith approximation of the value of a security. The fair value of one or more

31

FINANCIAL STATEMENTS  APRIL 30, 2020

BBH U.S. GOVERNMENT MONEY MARKET FUND

CONFLICTS OF INTEREST (continued)

April 30, 2020 (unaudited)

securities may not, in retrospect, be the price at which those assets could have been sold during the period in which the particular fair values were used in determining the Funds’ net asset value. As a result, the Funds’ sale or redemption of its shares at net asset value, at a time when a holding or holdings are valued by BBH (pursuant to Board-adopted procedures) at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders.

Referral Arrangements. BBH may enter into advisory and/or referral arrangements with third parties. Such arrangements may include compensation paid by BBH to the third party. BBH may pay a solicitation fee for referrals and/or advisory or incentive fees. BBH may benefit from increased amounts of assets under management.

Personal Trading. BBH, including the Investment Adviser, and any of their respective partners, principals, directors, officers, employees, affiliates or agents, face conflicts of interest when transacting in securities for their own accounts because they could benefit by trading in the same securities as the Funds, which could have an adverse effect on the Funds. However, the Investment Adviser has implemented policies and procedures concerning personal trading by BBH Partners and employees. The policy and procedures are intended to prevent BBH Partners and employees from trading in the same securities as the Funds. However, BBH, including the Investment Adviser, has implemented policies and procedures concerning personal trading by BBH Partners and employees. The policies and procedures are intended to prevent BBH Partners and employees with access to Fund material non-public information from trading in the same securities as the Funds.

Gifts and Entertainment. From time to time, employees of BBH, including the Investment Adviser, and any of their respective partners, principals, directors, officers, employees, affiliates or agents, may receive gifts and/or entertainment from clients, intermediaries, or service providers to the Funds or BBH, including the Investment Adviser, which could have the appearance of affecting or may potentially affect the judgment of the employees, or the manner in which they conduct business. The Investment Adviser has implemented policies and procedures concerning gifts and entertainment to mitigate any impact on the judgment of BBH Partners and employees. BBH, including the Investment Adviser, has implemented policies and procedures concerning gifts and entertainment to mitigate any impact on the judgment of BBH Partners and employees.

32

Administrator	Investment Adviser
Brown Brothers Harriman & Co.	Brown Brothers Harriman
140 Broadway	Mutual Fund Advisory
New York, NY 10005	Department
140 Broadway
Distributor	New York, NY 10005
ALPS Distributors, Inc.
1290 Broadway, Suite 1100
Denver, CO 80203

Shareholder Servicing Agent
Brown Brothers Harriman & Co.
140 Broadway
New York, NY 10005
1-800-575-1265
To obtain information or make shareholder inquiries:
By telephone:	Call 1-800-575-1265
By E-mail send your request to:	bbhfunds@bbh.com
On the internet:	www.bbhfunds.com

This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of the Fund.

For more complete information, visit www.bbhfunds.com for a prospectus. You should consider the Fund’s investment objectives, risks, charges and expenses carefully before you invest. Information about these and other important subjects is in the Fund’s prospectus, which you should read carefully before investing.

Holdings and allocations are subject to change. Fund holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities. Current and future holdings are subject to risk.

The Fund files detailed month-end portfolio holdings information on Form N-MFP with the SEC each month and posts a complete schedule of portfolio holdings on its website (bbhfunds.com) as of each month-end for the previous six months. The Fund’s Forms N-MFP is available electronically on the SEC’s website (sec.gov). For a complete list of a fund’s portfolio holdings, view the most recent holdings listing, semi-annual report, or annual report on the Fund’s web site at http://www.bbhfunds.com.

A summary of the Fund’s Proxy Voting Policy that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio, as well as a record of how the Fund voted any such proxies during the most recent 12-month period ended June 30, is available, without charge, upon request by calling the toll-free number listed above. This information is also available on the SEC’s website at www.sec.gov.

NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

Item 2. Code of Ethics.

Not required for this semi-annual report on Form N-CSR.

Item 3. Audit Committee Financial Expert.

Not required for this semi-annual report on Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Not required for this semi-annual report on Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

(a)	Not required for this semi-annual report on Form N-CSR.
(b)	Not required.

Item 6. Investments.

(a)	This schedule is included as part of the report to shareholders filed under Item 1 of this Form N-CSR.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)

The Registrant’s principal executive and financial officers have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this Form N-CSR, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”).

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's second fiscal quarter of the period covered by this Form N-CSR, that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not required for this semi-annual report on Form N-CSR.
(a)(2)	Certifications required by Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are filed as Exhibit 12(a)(2) to this Form N-CSR.
(a)(3)	Not applicable.

(b)	Certifications required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are furnished as Exhibit 12(b) to this Form N-CSR.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) BBH Trust

By: (Signature and Title)

/s/ Jean-Pierre Paquin

Jean-Pierre Paquin

Title:  President (Principal Executive Officer)

Date: July 8, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: (Signature and Title)

/s/ Jean-Pierre Paquin

Jean-Pierre Paquin

Title: President (Principal Executive Officer)

Date: July 8, 2020

By: (Signature and Title)

/s/ Charles H. Schreiber

Charles H. Schreiber

Title: Treasurer (Principal Financial Officer)

Date: July 8, 2020